UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02368
Name of Registrant: Vanguard Fixed Income Securities Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: January 31
Date of reporting period: April 30, 2018
Item 1: Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of April 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.1%)
U.S. Government Securities (4.9%)
	United States Treasury Note/Bond	0.875%	7/15/18	500	499
	United States Treasury Note/Bond	1.375%	4/30/21	4,200	4,047
	United States Treasury Note/Bond	2.000%	8/31/21	5,057	4,945
	United States Treasury Note/Bond	1.875%	10/31/22	4,267	4,107
	United States Treasury Note/Bond	2.250%	11/15/24	11,600	11,152
	United States Treasury Note/Bond	2.750%	2/28/25	15,000	14,855
	United States Treasury Note/Bond	2.000%	8/15/25	1,900	1,785
	United States Treasury Note/Bond	2.250%	11/15/25	13,457	12,839
	United States Treasury Note/Bond	1.625%	5/15/26	1,250	1,133
	United States Treasury Note/Bond	1.500%	8/15/26	59,000	52,759
	United States Treasury Note/Bond	2.375%	5/15/27	26,000	24,826
1	United States Treasury Note/Bond	6.125%	8/15/29	47,202	61,488
	United States Treasury Note/Bond	6.250%	5/15/30	2,174	2,893
1	United States Treasury Note/Bond	4.500%	2/15/36	155,530	187,777
	United States Treasury Note/Bond	4.750%	2/15/37	9,000	11,257
	United States Treasury Note/Bond	5.000%	5/15/37	6,700	8,633
	United States Treasury Note/Bond	4.250%	5/15/39	600	713
	United States Treasury Note/Bond	4.500%	8/15/39	250	307
	United States Treasury Note/Bond	4.375%	11/15/39	56,160	67,919
	United States Treasury Note/Bond	2.875%	5/15/43	3,100	2,978
	United States Treasury Note/Bond	3.750%	11/15/43	2,500	2,784
	United States Treasury Note/Bond	3.375%	5/15/44	7,300	7,649
	United States Treasury Note/Bond	3.000%	11/15/44	9,210	9,030
2	United States Treasury Note/Bond	2.500%	2/15/45	28,662	25,474
	United States Treasury Note/Bond	2.875%	8/15/45	3,700	3,538
1	United States Treasury Note/Bond	3.000%	11/15/45	78,585	76,964
	United States Treasury Note/Bond	2.500%	2/15/46	26,892	23,812
	United States Treasury Note/Bond	2.500%	5/15/46	3,250	2,876
	United States Treasury Note/Bond	2.250%	8/15/46	19,500	16,331
2	United States Treasury Note/Bond	2.875%	11/15/46	36,000	34,352
	United States Treasury Note/Bond	3.000%	2/15/47	11,000	10,761
1,2 United States Treasury Note/Bond		3.000%	5/15/47	46,600	45,566
	United States Treasury Note/Bond	2.750%	11/15/47	42,000	39,027
	United States Treasury Note/Bond	3.000%	2/15/48	15,000	14,662
					789,738
Agency Bonds and Notes (0.2%)
3	Tennessee Valley Authority	5.250%	9/15/39	18,800	23,733
3	Tennessee Valley Authority	4.250%	9/15/65	10,000	11,113
					34,846
Conventional Mortgage-Backed Securities (0.5%)
4,5 Fannie Mae Pool		3.050%	10/1/32	1,752	1,686
4,5 Fannie Mae Pool		3.100%	6/1/32–10/1/32	20,730	19,722
4,5 Fannie Mae Pool		3.180%	9/1/32	10,750	10,300
4,5 Fannie Mae Pool		3.200%	9/1/32	5,660	5,418
4,5 Fannie Mae Pool		3.220%	7/1/32	2,240	2,139
4,5 Fannie Mae Pool		3.230%	7/1/32–8/1/32	5,973	5,745
4,5 Fannie Mae Pool		3.250%	6/1/32	6,115	5,893
4,5 Fannie Mae Pool		3.260%	9/1/32	26,625	25,822

4,5 Fannie Mae Pool		3.300%	7/1/32	1,622	1,593
4,5 Fannie Mae Pool		3.490%	2/1/32	5,695	5,611
					83,929
Nonconventional Mortgage-Backed Securities (0.5%)
4,5 Fannie Mae Pool		3.135%	10/1/32	6,300	6,053
4,5 Fannie Mae REMICS		3.000%	7/25/47	12,564	11,563
4,6 Fannie Mae REMICS		4.000%	6/25/42–2/25/48	6,727	1,495
4,7 Fannie Mae REMICS		4.153%	3/25/46	2,054	344
4,7 Fannie Mae REMICS		4.253%	5/25/47	2,912	485
4,7 Fannie Mae REMICS		4.303%	10/25/47	1,832	355
4,6 Fannie Mae REMICS		4.500%	12/25/42–9/25/47	1,487	359
4,6 Fannie Mae REMICS		5.000%	6/25/45	1,327	278
4,6 Fannie Mae REMICS		5.500%	2/25/46	720	157
4,6 Fannie Mae REMICS		6.000%	4/25/45–12/25/47	2,261	538
4,5 Freddie Mac REMICS		3.000%	4/15/47	11,716	10,668
4,6 Freddie Mac REMICS		3.500%	12/15/42	1,611	310
4,6 Freddie Mac REMICS		4.000%	10/15/42–12/15/47	2,045	410
4,7 Freddie Mac REMICS		4.253%	1/15/42–1/15/45	1,391	217
4,7 Freddie Mac REMICS		4.303%	12/15/47	691	128
5	Ginnie Mae REMICS	3.000%	7/20/47–8/20/47	42,992	37,418
6	Ginnie Mae REMICS	3.500%	7/20/42	1,131	191
7	Ginnie Mae REMICS	3.753%	8/20/45	1,225	183
6	Ginnie Mae REMICS	4.000%	3/20/42–1/20/48	4,981	1,091
7	Ginnie Mae REMICS	4.203%	9/20/46	889	158
7	Ginnie Mae REMICS	4.303%	9/20/47–12/20/47	6,505	1,132
6	Ginnie Mae REMICS	4.500%	3/20/43–1/20/48	5,142	1,252
6	Ginnie Mae REMICS	5.000%	2/20/40	1,170	259
					75,044
Total U.S. Government and Agency Obligations (Cost $1,014,851)					983,557
Corporate Bonds (75.4%)
Finance (19.3%)
	Banking (13.0%)
	Bank of America Corp.	3.248%	10/21/27	14,160	13,148
5	Bank of America Corp.	3.824%	1/20/28	12,200	11,868
5	Bank of America Corp.	3.705%	4/24/28	35,080	33,794
5	Bank of America Corp.	3.970%	3/5/29	6,000	5,894
	Bank of America Corp.	6.110%	1/29/37	30,000	34,825
5	Bank of America Corp.	4.244%	4/24/38	50,195	48,952
	Bank of America Corp.	5.875%	2/7/42	19,230	23,069
5	Bank of America Corp.	4.443%	1/20/48	33,000	32,863
5	Bank of America Corp.	3.946%	1/23/49	65,200	59,925
	Bank of America NA	6.000%	10/15/36	20,450	25,059
	Bank One Corp.	8.000%	4/29/27	27,424	34,622
5	Citigroup Inc.	3.887%	1/10/28	21,905	21,270
5	Citigroup Inc.	3.878%	1/24/39	52,275	48,383
	Citigroup Inc.	4.650%	7/30/45	13,983	14,358
5	Citigroup Inc.	4.281%	4/24/48	18,570	17,949
8	Commonwealth Bank of Australia	3.900%	7/12/47	3,500	3,309
	Cooperatieve Rabobank UA	5.750%	12/1/43	25,781	29,842
5,8 Credit Agricole SA		4.000%	1/10/33	4,530	4,242
8	Credit Suisse Group AG	4.282%	1/9/28	10,000	9,846
5	Goldman Sachs Group Inc.	3.691%	6/5/28	66,500	63,143
5	Goldman Sachs Group Inc.	3.814%	4/23/29	23,695	22,635
5	Goldman Sachs Group Inc.	4.223%	5/1/29	16,545	16,271
	Goldman Sachs Group Inc.	6.125%	2/15/33	38,270	44,526
	Goldman Sachs Group Inc.	6.750%	10/1/37	23,785	28,822

5 Goldman Sachs Group Inc.	4.017%	10/31/38	82,225	76,034
5 Goldman Sachs Group Inc.	4.411%	4/23/39	12,570	12,193
Goldman Sachs Group Inc.	6.250%	2/1/41	23,149	28,023
Goldman Sachs Group Inc.	4.800%	7/8/44	15,000	15,270
Goldman Sachs Group Inc.	4.750%	10/21/45	28,114	28,594
HSBC Bank USA NA	5.875%	11/1/34	45,205	54,463
HSBC Bank USA NA	5.625%	8/15/35	22,425	26,419
HSBC Holdings plc	4.300%	3/8/26	500	507
HSBC Holdings plc	4.375%	11/23/26	1,505	1,490
5 HSBC Holdings plc	4.041%	3/13/28	1,840	1,802
HSBC Holdings plc	7.625%	5/17/32	21,200	27,319
HSBC Holdings plc	6.500%	9/15/37	36,245	44,445
HSBC Holdings plc	6.800%	6/1/38	58,749	74,523
HSBC Holdings plc	6.100%	1/14/42	12,220	15,561
HSBC Holdings plc	6.000%	5/22/27	685	676
HSBC Holdings plc	6.500%	3/23/28	8,245	8,377
8 ICICI Bank Ltd.	3.800%	12/14/27	3,800	3,518
5 JPMorgan Chase & Co.	3.782%	2/1/28	13,235	12,862
JPMorgan Chase & Co.	6.400%	5/15/38	59,415	74,502
5 JPMorgan Chase & Co.	3.882%	7/24/38	59,825	55,841
JPMorgan Chase & Co.	5.500%	10/15/40	20,955	24,227
JPMorgan Chase & Co.	5.600%	7/15/41	11,247	13,199
JPMorgan Chase & Co.	5.625%	8/16/43	3,080	3,495
5 JPMorgan Chase & Co.	4.260%	2/22/48	51,885	50,058
5 JPMorgan Chase & Co.	4.032%	7/24/48	39,500	36,761
5 JPMorgan Chase & Co.	3.964%	11/15/48	72,910	66,686
5 JPMorgan Chase & Co.	3.897%	1/23/49	51,900	47,089
5 Morgan Stanley	3.737%	4/24/24	13,755	13,732
5 Morgan Stanley	3.772%	1/24/29	24,285	23,312
Morgan Stanley	7.250%	4/1/32	29,820	38,377
5 Morgan Stanley	3.971%	7/22/38	68,445	64,164
Morgan Stanley	6.375%	7/24/42	33,880	42,213
Morgan Stanley	4.300%	1/27/45	39,380	37,932
Morgan Stanley	4.375%	1/22/47	48,245	46,984
Wachovia Corp.	5.500%	8/1/35	2,400	2,631
5 Wells Fargo & Co.	3.584%	5/22/28	14,575	13,883
Wells Fargo & Co.	5.375%	2/7/35	7,150	8,026
Wells Fargo & Co.	5.375%	11/2/43	55,167	59,308
Wells Fargo & Co.	5.606%	1/15/44	142,608	156,594
Wells Fargo & Co.	4.650%	11/4/44	15,937	15,307
Wells Fargo & Co.	4.900%	11/17/45	21,895	22,199
Wells Fargo & Co.	4.400%	6/14/46	40,240	37,426
Wells Fargo & Co.	4.750%	12/7/46	62,465	61,233
Wells Fargo Bank NA	6.600%	1/15/38	500	644

Brokerage (0.2%)
8 Apollo Management Holdings LP	5.000%	3/15/48	1,050	1,049
Brookfield Finance Inc.	3.900%	1/25/28	950	903
8 FMR LLC	6.450%	11/15/39	18,200	23,339
Invesco Finance plc	5.375%	11/30/43	2,700	3,081

Finance Companies (1.4%)
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	237,404	225,524

Insurance (4.6%)
ACE Capital Trust II	9.700%	4/1/30	7,050	10,152

	Aetna Inc.	4.125%	11/15/42	24,995	23,070
	Aetna Inc.	3.875%	8/15/47	13,450	11,896
	Aon plc	4.750%	5/15/45	3,000	3,030
8	AXA Equitable Holdings Inc.	4.350%	4/20/28	3,700	3,604
8	AXA Equitable Holdings Inc.	5.000%	4/20/48	4,300	4,091
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,935	2,345
	Berkshire Hathaway Inc.	4.500%	2/11/43	58,057	60,662
9	Chubb INA Holdings Inc.	2.500%	3/15/38	1,522	1,867
	Chubb INA Holdings Inc.	4.350%	11/3/45	15,000	15,523
8	High Street Funding Trust II	4.682%	2/15/48	730	735
8	Jackson National Life Insurance Co.	8.150%	3/15/27	200	251
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,600	1,881
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	14,595	14,583
8	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	4,370	6,837
8	Massachusetts Mutual Life Insurance Co.	4.500%	4/15/65	310	291
8	Massachusetts Mutual Life Insurance Co.	4.900%	4/1/77	20,828	20,970
	MetLife Inc.	4.125%	8/13/42	39,795	37,802
	MetLife Inc.	4.875%	11/13/43	15,000	15,744
	MetLife Inc.	4.050%	3/1/45	8,365	7,838
	MetLife Inc.	4.600%	5/13/46	9,700	9,876
	MetLife Inc.	5.250%	6/15/20	195	199
8	Metropolitan Life Insurance Co.	7.800%	11/1/25	23,750	29,184
8	Nationwide Mutual Insurance Co.	8.250%	12/1/31	4,435	6,029
8	Nationwide Mutual Insurance Co.	9.375%	8/15/39	26,031	41,010
8	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	13,857
8	New York Life Insurance Co.	5.875%	5/15/33	46,585	56,120
8	Northwestern Mutual Life Insurance Co.	6.063%	3/30/40	19,090	23,846
8	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	8,239
5,8 Pacific Life Insurance Co.		4.300%	10/24/67	10,560	9,769
	Progressive Corp.	4.125%	4/15/47	4,615	4,501
	Progressive Corp.	4.200%	3/15/48	6,250	6,212
	Prudential Financial Inc.	5.700%	12/14/36	2,031	2,412
	Prudential Financial Inc.	4.600%	5/15/44	5,000	5,150
5	Prudential Financial Inc.	5.375%	5/15/45	270	273
8	Prudential Financial Inc.	3.905%	12/7/47	19,374	17,849
8	Prudential Financial Inc.	3.935%	12/7/49	17,974	16,604
8	Securian Financial Group Inc.	4.800%	4/15/48	4,277	4,252
8	Swiss Re Treasury US Corp.	4.250%	12/6/42	13,645	13,529
8	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	2,250	2,397
	Travelers Cos. Inc.	6.750%	6/20/36	500	665
	UnitedHealth Group Inc.	4.625%	7/15/35	17,955	19,121
	UnitedHealth Group Inc.	5.800%	3/15/36	49,846	59,555
	UnitedHealth Group Inc.	6.500%	6/15/37	1,100	1,447
	UnitedHealth Group Inc.	6.625%	11/15/37	800	1,046
	UnitedHealth Group Inc.	6.875%	2/15/38	18,457	24,612
	UnitedHealth Group Inc.	4.375%	3/15/42	25,000	25,591
	UnitedHealth Group Inc.	4.750%	7/15/45	50,840	54,446
	UnitedHealth Group Inc.	4.250%	4/15/47	31,500	31,218
	UnitedHealth Group Inc.	3.750%	10/15/47	14,705	13,601

	Real Estate Investment Trusts (0.1%)
	Brandywine Operating Partnership LP	4.550%	10/1/29	3,855	3,751
	Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,010
	Simon Property Group LP	4.250%	10/1/44	3,755	3,628
					3,104,581

Industrial (42.2%)
Basic Industry (0.9%)
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	16,000	15,996
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	36,820	41,416
8 Celulosa Arauco y Constitucion SA	5.500%	11/2/47	375	378
8 Eagle Intermediate Global Holding BV/Ruyi
US Finance LLC	7.500%	5/1/25	700	718
Monsanto Co.	3.600%	7/15/42	600	499
Monsanto Co.	4.400%	7/15/44	1,400	1,311
Monsanto Co.	3.950%	4/15/45	1,000	883
Monsanto Co.	4.700%	7/15/64	19,565	18,022
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	19,890	22,873
Rio Tinto Finance USA plc	4.750%	3/22/42	1,400	1,512
Rio Tinto Finance USA plc	4.125%	8/21/42	40,255	40,184

Capital Goods (3.4%)
3M Co.	3.125%	9/19/46	15,000	12,839
3M Co.	3.625%	10/15/47	10,345	9,723
8 BBA US Holdings Inc.	5.375%	5/1/26	480	480
8 Berry Global Inc.	4.500%	2/15/26	375	358
Boeing Co.	6.125%	2/15/33	13,565	16,985
Boeing Co.	3.550%	3/1/38	15,725	15,184
Boeing Co.	6.875%	3/15/39	6,420	8,926
Boeing Co.	5.875%	2/15/40	3,940	4,935
Boeing Co.	7.875%	4/15/43	5,900	8,845
Boeing Co.	3.625%	3/1/48	7,275	6,852
Caterpillar Inc.	6.050%	8/15/36	3,082	3,864
Caterpillar Inc.	3.803%	8/15/42	36,112	34,803
Caterpillar Inc.	4.750%	5/15/64	15,639	16,700
Deere & Co.	7.125%	3/3/31	13,500	17,576
Emerson Electric Co.	6.000%	8/15/32	1,071	1,275
Emerson Electric Co.	5.250%	11/15/39	1,000	1,140
General Electric Co.	6.750%	3/15/32	41,214	50,465
9 General Electric Co.	2.125%	5/17/37	2,829	3,187
General Electric Co.	5.875%	1/14/38	20,823	23,525
General Electric Co.	4.125%	10/9/42	11,875	10,766
General Electric Co.	4.500%	3/11/44	27,610	26,403
Lockheed Martin Corp.	3.600%	3/1/35	5,870	5,469
Lockheed Martin Corp.	4.070%	12/15/42	10,120	9,786
Lockheed Martin Corp.	3.800%	3/1/45	13,625	12,509
Lockheed Martin Corp.	4.090%	9/15/52	31,622	30,116
Raytheon Co.	4.700%	12/15/41	37,524	41,352
United Technologies Corp.	5.400%	5/1/35	6,500	7,142
United Technologies Corp.	6.125%	7/15/38	56,575	67,274
United Technologies Corp.	5.700%	4/15/40	22,500	25,466
United Technologies Corp.	4.500%	6/1/42	19,110	18,783
United Technologies Corp.	3.750%	11/1/46	20,415	17,767
United Technologies Corp.	4.050%	5/4/47	33,895	30,934

Communication (4.0%)
21st Century Fox America Inc.	6.400%	12/15/35	6,030	7,477
21st Century Fox America Inc.	6.650%	11/15/37	2,355	3,021
21st Century Fox America Inc.	5.400%	10/1/43	5,327	6,096
21st Century Fox America Inc.	7.900%	12/1/95	3,975	5,600
America Movil SAB de CV	6.125%	3/30/40	28,925	34,100
AT&T Inc.	5.250%	3/1/37	10,000	10,194

Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	4,500	4,243
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.750%	4/1/48	6,950	6,914
Comcast Corp.	4.250%	1/15/33	5,075	5,097
Comcast Corp.	7.050%	3/15/33	1,000	1,291
Comcast Corp.	4.200%	8/15/34	1,550	1,522
Comcast Corp.	5.650%	6/15/35	32,399	37,375
Comcast Corp.	6.500%	11/15/35	800	1,001
Comcast Corp.	3.200%	7/15/36	13,345	11,436
Comcast Corp.	6.450%	3/15/37	1,800	2,233
Comcast Corp.	3.900%	3/1/38	31,775	29,780
Comcast Corp.	6.400%	5/15/38	3,545	4,431
Comcast Corp.	4.650%	7/15/42	7,895	8,016
Comcast Corp.	4.500%	1/15/43	1,250	1,241
Comcast Corp.	4.750%	3/1/44	58,535	60,063
Comcast Corp.	4.600%	8/15/45	30,575	30,590
Comcast Corp.	3.400%	7/15/46	14,230	11,750
Comcast Corp.	4.000%	8/15/47	22,875	20,913
Comcast Corp.	3.969%	11/1/47	85,238	77,288
Comcast Corp.	4.000%	3/1/48	24,640	22,527
Comcast Corp.	3.999%	11/1/49	34,408	31,164
Comcast Corp.	4.049%	11/1/52	25,696	23,315
8 Cox Communications Inc.	6.450%	12/1/36	9,000	10,069
8 Cox Communications Inc.	8.375%	3/1/39	19,110	25,706
Discovery Communications LLC	5.000%	9/20/37	2,000	1,948
NBCUniversal Media LLC	5.950%	4/1/41	17,035	20,204
NBCUniversal Media LLC	4.450%	1/15/43	28,350	27,746
Qwest Corp.	6.875%	9/15/33	1,699	1,601
T-Mobile USA Inc.	4.750%	2/1/28	1,020	982
Time Warner Cable LLC	6.550%	5/1/37	16,975	18,644
Verizon Communications Inc.	4.500%	8/10/33	11,370	11,197
Verizon Communications Inc.	5.250%	3/16/37	17,950	18,788
Verizon Communications Inc.	4.125%	8/15/46	15,375	13,437
Verizon Communications Inc.	4.862%	8/21/46	15,125	14,791
Verizon Communications Inc.	5.012%	8/21/54	2,730	2,643
Verizon Communications Inc.	4.672%	3/15/55	2,855	2,622
Walt Disney Co.	7.550%	7/15/93	15,750	18,427

Consumer Cyclical (5.0%)
Alibaba Group Holding Ltd.	4.000%	12/6/37	28,770	27,090
Alibaba Group Holding Ltd.	4.200%	12/6/47	46,490	43,382
Alibaba Group Holding Ltd.	4.400%	12/6/57	29,105	27,319
8 Amazon.com Inc.	3.875%	8/22/37	71,400	70,693
Amazon.com Inc.	4.950%	12/5/44	2,000	2,250
8 Amazon.com Inc.	4.050%	8/22/47	55,925	55,087
8 Amazon.com Inc.	4.250%	8/22/57	43,390	42,828
Cummins Inc.	4.875%	10/1/43	1,000	1,091
Daimler Finance North America LLC	8.500%	1/18/31	265	378
Dollar Tree Inc.	5.750%	3/1/23	1,661	1,733
General Motors Co.	5.150%	4/1/38	8,100	7,818
Harley-Davidson Inc.	4.625%	7/28/45	2,500	2,427
8 Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	1,275	1,273
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp.	4.875%	4/1/27	410	396
Home Depot Inc.	5.875%	12/16/36	40,575	50,396
Home Depot Inc.	5.400%	9/15/40	1,000	1,179

Home Depot Inc.	5.950%	4/1/41	22,170	27,819
Home Depot Inc.	4.200%	4/1/43	6,035	6,115
Home Depot Inc.	4.875%	2/15/44	66,510	73,913
Home Depot Inc.	4.400%	3/15/45	12,900	13,384
Home Depot Inc.	4.250%	4/1/46	20,015	20,361
Home Depot Inc.	3.500%	9/15/56	5,920	5,127
Lowe's Cos. Inc.	4.650%	4/15/42	1,250	1,310
Lowe's Cos. Inc.	4.250%	9/15/44	800	784
Lowe's Cos. Inc.	4.375%	9/15/45	1,000	1,006
Lowe's Cos. Inc.	3.700%	4/15/46	53,780	48,848
Lowe's Cos. Inc.	4.050%	5/3/47	40,885	39,104
Mastercard Inc.	3.950%	2/26/48	25,075	25,266
McDonald's Corp.	6.300%	3/1/38	16,940	21,120
NIKE Inc.	3.625%	5/1/43	30,604	28,413
NIKE Inc.	3.875%	11/1/45	25,000	24,139
NIKE Inc.	3.375%	11/1/46	13,090	11,632
Target Corp.	7.000%	1/15/38	1,100	1,493
Target Corp.	4.000%	7/1/42	500	477
Target Corp.	3.625%	4/15/46	700	623
Visa Inc.	4.150%	12/14/35	21,915	22,765
Visa Inc.	4.300%	12/14/45	39,960	41,321
Visa Inc.	3.650%	9/15/47	32,445	30,352
Walmart Inc.	5.625%	4/1/40	1,890	2,317
Walmart Inc.	4.875%	7/8/40	2,000	2,244
Walmart Inc.	5.000%	10/25/40	1,700	1,937
Walmart Inc.	5.625%	4/15/41	3,850	4,725
Walmart Inc.	4.000%	4/11/43	1,400	1,389
Walmart Inc.	3.625%	12/15/47	20,485	19,163

Consumer Noncyclical (13.8%)
Altria Group Inc.	4.250%	8/9/42	7,100	6,622
Altria Group Inc.	4.500%	5/2/43	2,380	2,311
Altria Group Inc.	5.375%	1/31/44	41,590	45,234
Altria Group Inc.	3.875%	9/16/46	36,370	32,065
AmerisourceBergen Corp.	4.300%	12/15/47	6,500	5,923
Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	477
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	108,120	110,359
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	17,093	15,638
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	162,215	167,672
9 Anheuser-Busch InBev SA/NV	3.250%	1/24/33	200	280
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	33,800	33,385
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	27,675	40,269
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	9,220	13,267
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,000	1,047
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	29,995	26,542
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	43,705	43,363
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	44,215	42,784
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	43,080	43,013
8 Aramark Services Inc.	5.000%	2/1/28	1,425	1,389
Ascension Health	3.945%	11/15/46	18,365	17,863
5 Ascension Health	4.847%	11/15/53	8,855	9,898
AstraZeneca plc	6.450%	9/15/37	30,775	39,004
8 BAT Capital Corp.	4.390%	8/15/37	25,000	23,781
Bristol-Myers Squibb Co.	4.500%	3/1/44	17,500	18,700
Campbell Soup Co.	3.800%	8/2/42	3,200	2,728
8 Cargill Inc.	4.760%	11/23/45	39,699	42,775
5 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	19,000	17,606

	Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	500	518
	City of Hope	5.623%	11/15/43	2,000	2,437
	Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	6,894	7,155
	Colgate-Palmolive Co.	3.700%	8/1/47	20,240	18,905
	Constellation Brands Inc.	4.100%	2/15/48	10,000	9,015
	CVS Health Corp.	4.780%	3/25/38	15,070	14,847
	CVS Health Corp.	5.050%	3/25/48	30,850	31,445
	Dignity Health California GO	4.500%	11/1/42	21,483	20,535
	Dignity Health California GO	5.267%	11/1/64	9,240	9,318
	Eli Lilly & Co.	3.700%	3/1/45	27,130	25,890
	Gilead Sciences Inc.	4.600%	9/1/35	20,025	20,584
	Gilead Sciences Inc.	4.000%	9/1/36	20,000	19,223
	Gilead Sciences Inc.	5.650%	12/1/41	8,955	10,415
	Gilead Sciences Inc.	4.800%	4/1/44	19,560	20,395
	Gilead Sciences Inc.	4.500%	2/1/45	27,930	27,892
	Gilead Sciences Inc.	4.750%	3/1/46	26,920	27,770
	Gilead Sciences Inc.	4.150%	3/1/47	32,055	30,760
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	15,000	16,969
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	37,680	48,729
5,8 Grupo Bimbo SAB de CV		5.950%	4/17/23	500	501
8	Hologic Inc.	4.625%	2/1/28	850	808
	Johnson & Johnson	3.550%	3/1/36	47,310	45,618
	Johnson & Johnson	3.625%	3/3/37	40,815	39,706
	Johnson & Johnson	3.400%	1/15/38	23,125	21,792
	Johnson & Johnson	4.500%	12/5/43	5,725	6,211
	Johnson & Johnson	3.700%	3/1/46	21,545	20,610
	Johnson & Johnson	3.750%	3/3/47	10,000	9,727
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,365	13,719
	Kaiser Foundation Hospitals	4.150%	5/1/47	23,225	23,349
	Kimberly-Clark Corp.	6.625%	8/1/37	4,800	6,388
5	Mayo Clinic	3.774%	11/15/43	12,595	12,220
	Mead Johnson Nutrition Co.	4.600%	6/1/44	5,500	5,662
	Medtronic Inc.	4.375%	3/15/35	42,113	43,676
	Medtronic Inc.	6.500%	3/15/39	21,200	27,242
	Medtronic Inc.	5.550%	3/15/40	4,600	5,396
	Medtronic Inc.	4.500%	3/15/42	9,000	9,337
	Medtronic Inc.	4.625%	3/15/44	2,000	2,108
	Medtronic Inc.	4.625%	3/15/45	72,425	76,408
	Memorial Sloan-Kettering Cancer Center New
	York GO	5.000%	7/1/42	13,405	15,359
	Memorial Sloan-Kettering Cancer Center New
	York GO	4.125%	7/1/52	355	347
	Merck & Co. Inc.	3.600%	9/15/42	4,900	4,598
	Merck & Co. Inc.	4.150%	5/18/43	6,880	7,022
	Merck & Co. Inc.	3.700%	2/10/45	67,020	63,855
	New York & Presbyterian Hospital	4.024%	8/1/45	19,585	19,095
	New York & Presbyterian Hospital	4.063%	8/1/56	3,000	2,884
	New York & Presbyterian Hospital	4.763%	8/1/16	10,000	10,030
	North Shore-Long Island Jewish Health Care
	Inc. Revenue	4.800%	11/1/42	1,100	1,136
	Northwell Healthcare Inc.	3.979%	11/1/46	2,000	1,837
	Northwell Healthcare Inc.	4.260%	11/1/47	3,340	3,196
	Novartis Capital Corp.	4.400%	5/6/44	24,840	26,501
	NYU Hospitals Center	4.784%	7/1/44	2,000	2,142
	PepsiCo Inc.	5.500%	1/15/40	20,915	25,135
	PepsiCo Inc.	4.875%	11/1/40	10,375	11,601
	PepsiCo Inc.	4.000%	3/5/42	16,372	16,451

PepsiCo Inc.	3.600%	8/13/42	1,000	935
PepsiCo Inc.	4.450%	4/14/46	20,000	20,756
PepsiCo Inc.	3.450%	10/6/46	32,440	28,678
PepsiCo Inc.	4.000%	5/2/47	22,950	22,341
Pfizer Inc.	7.200%	3/15/39	34,912	49,016
Pfizer Inc.	4.300%	6/15/43	7,780	7,890
Pfizer Inc.	4.400%	5/15/44	8,615	8,902
Pfizer Inc.	4.125%	12/15/46	22,650	22,523
Philip Morris International Inc.	6.375%	5/16/38	34,215	42,864
Philip Morris International Inc.	4.500%	3/20/42	5,000	4,988
Philip Morris International Inc.	3.875%	8/21/42	4,620	4,186
Philip Morris International Inc.	4.125%	3/4/43	20,170	18,998
Philip Morris International Inc.	4.875%	11/15/43	22,455	23,493
Philip Morris International Inc.	4.250%	11/10/44	37,135	35,893
Procter & Gamble Co.	3.500%	10/25/47	36,505	34,213
5 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	5,675	5,267
5 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	6,985	6,613
8 SC Johnson & Son Inc.	4.000%	5/15/43	21,645	21,049
8 SC Johnson & Son Inc.	4.750%	10/15/46	10,285	11,276
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	1,000	1,108
Trinity Health Corp.	4.125%	12/1/45	7,555	7,385
Wyeth LLC	6.500%	2/1/34	1,310	1,674
Wyeth LLC	6.000%	2/15/36	4,392	5,408
Wyeth LLC	5.950%	4/1/37	67,685	84,167

Energy (3.9%)
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.200%	12/1/47	4,145	4,098
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	12,479	11,357
Canadian Natural Resources Ltd.	7.200%	1/15/32	820	1,011
Canadian Natural Resources Ltd.	6.250%	3/15/38	9,260	10,972
Canadian Natural Resources Ltd.	4.950%	6/1/47	10,955	11,304
Cenovus Energy Inc.	4.450%	9/15/42	4,000	3,485
ConocoPhillips	7.000%	3/30/29	9,550	11,824
ConocoPhillips	5.900%	10/15/32	1,400	1,629
ConocoPhillips	5.900%	5/15/38	1,000	1,214
ConocoPhillips	6.500%	2/1/39	57,316	74,073
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,500	1,820
ConocoPhillips Co.	4.150%	11/15/34	3,000	3,023
ConocoPhillips Co.	4.300%	11/15/44	11,330	11,593
ConocoPhillips Co.	5.950%	3/15/46	34,505	43,766
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,575	1,637
Energy Transfer LP	6.050%	6/1/41	780	787
Energy Transfer LP	5.300%	4/15/47	2,320	2,166
Exxon Mobil Corp.	3.567%	3/6/45	12,625	11,746
Exxon Mobil Corp.	4.114%	3/1/46	30,770	31,367
Kinder Morgan Energy Partners LP	5.000%	8/15/42	65	61
Kinder Morgan Energy Partners LP	5.000%	3/1/43	165	155
Kinder Morgan Inc.	7.750%	1/15/32	395	490
Occidental Petroleum Corp.	4.400%	4/15/46	22,385	22,829
Petro-Canada	6.800%	5/15/38	19,388	25,154
Shell International Finance BV	4.125%	5/11/35	30,515	30,996
Shell International Finance BV	6.375%	12/15/38	4,300	5,634
Shell International Finance BV	5.500%	3/25/40	20,955	24,943

Shell International Finance BV	4.550%	8/12/43	16,590	17,445
Shell International Finance BV	4.375%	5/11/45	53,555	55,005
Shell International Finance BV	4.000%	5/10/46	29,550	28,694
Shell International Finance BV	3.750%	9/12/46	41,115	38,607
Spectra Energy Partners LP	5.950%	9/25/43	4,685	5,249
Spectra Energy Partners LP	4.500%	3/15/45	1,515	1,417
Suncor Energy Inc.	5.950%	12/1/34	25,000	29,669
Suncor Energy Inc.	4.000%	11/15/47	6,235	5,940
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	40	47
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	195	247
TransCanada PipeLines Ltd.	4.625%	3/1/34	14,500	14,875
TransCanada PipeLines Ltd.	6.200%	10/15/37	5,630	6,718
TransCanada PipeLines Ltd.	7.625%	1/15/39	37,230	50,352
TransCanada PipeLines Ltd.	6.100%	6/1/40	16,675	19,640
TransCanada PipeLines Ltd.	5.000%	10/16/43	8,000	8,395

Other Industrial (0.3%)
9 CPI Property Group SA	2.125%	10/4/24	1,200	1,437
5 Massachusetts Institute of Technology GO	3.959%	7/1/38	25,200	25,850
Massachusetts Institute of Technology GO	5.600%	7/1/11	1,100	1,417
Massachusetts Institute of Technology GO	3.885%	7/1/16	18,335	16,522
8 President & Fellows of Harvard College
Massachusetts GO	6.500%	1/15/39	3,865	5,401

Technology (8.6%)
Apple Inc.	4.500%	2/23/36	15,000	16,090
Apple Inc.	3.850%	5/4/43	38,205	36,384
Apple Inc.	3.450%	2/9/45	38,360	34,223
Apple Inc.	4.375%	5/13/45	45,875	46,877
Apple Inc.	4.650%	2/23/46	76,562	82,068
Apple Inc.	3.850%	8/4/46	41,559	39,306
Apple Inc.	4.250%	2/9/47	39,230	39,303
Apple Inc.	3.750%	11/13/47	10,000	9,325
Applied Materials Inc.	5.100%	10/1/35	100	112
Applied Materials Inc.	5.850%	6/15/41	6,695	8,178
Applied Materials Inc.	4.350%	4/1/47	18,945	19,429
Cisco Systems Inc.	5.900%	2/15/39	34,425	43,379
Cisco Systems Inc.	5.500%	1/15/40	12,338	14,928
Intel Corp.	4.800%	10/1/41	1,000	1,096
Intel Corp.	4.100%	5/19/46	18,330	18,311
Intel Corp.	4.100%	5/11/47	30,360	30,185
8 Intel Corp.	3.734%	12/8/47	57,279	53,490
International Business Machines Corp.	4.000%	6/20/42	14,900	14,631
International Business Machines Corp.	4.700%	2/19/46	8,000	8,738
Microsoft Corp.	3.500%	2/12/35	7,835	7,584
Microsoft Corp.	3.450%	8/8/36	32,325	30,850
Microsoft Corp.	4.100%	2/6/37	46,065	47,727
Microsoft Corp.	4.500%	10/1/40	1,900	2,052
Microsoft Corp.	5.300%	2/8/41	1,500	1,792
Microsoft Corp.	3.500%	11/15/42	1,750	1,635
Microsoft Corp.	3.750%	5/1/43	10,000	9,640
Microsoft Corp.	4.875%	12/15/43	500	566
Microsoft Corp.	3.750%	2/12/45	74,350	71,209
Microsoft Corp.	4.450%	11/3/45	70,670	75,353
Microsoft Corp.	3.700%	8/8/46	55,330	52,367
Microsoft Corp.	4.250%	2/6/47	66,743	69,594
Microsoft Corp.	4.000%	2/12/55	10,075	9,887

Microsoft Corp.	4.750%	11/3/55	50,365	56,206
Microsoft Corp.	3.950%	8/8/56	46,076	44,672
Microsoft Corp.	4.500%	2/6/57	4,900	5,230
Oracle Corp.	3.900%	5/15/35	2,100	2,070
Oracle Corp.	3.850%	7/15/36	5,250	5,116
Oracle Corp.	6.500%	4/15/38	44,400	58,619
Oracle Corp.	6.125%	7/8/39	12,129	15,466
Oracle Corp.	5.375%	7/15/40	45,740	53,097
Oracle Corp.	4.125%	5/15/45	23,450	23,024
Oracle Corp.	4.000%	7/15/46	70,945	68,061
Oracle Corp.	4.000%	11/15/47	35,795	34,717
Oracle Corp.	4.375%	5/15/55	25,000	25,168
QUALCOMM Inc.	4.650%	5/20/35	8,950	8,837
QUALCOMM Inc.	4.800%	5/20/45	500	487
QUALCOMM Inc.	4.300%	5/20/47	40,990	37,092
8 Tencent Holdings Ltd.	3.595%	1/19/28	16,555	15,699
8 Tencent Holdings Ltd.	3.925%	1/19/38	27,410	25,800
Tyco Electronics Group SA	7.125%	10/1/37	805	1,094
Verisk Analytics Inc.	5.500%	6/15/45	2,000	2,129
Western Digital Corp.	4.750%	2/15/26	900	887

Transportation (2.3%)
8 Adani Ports & Special Economic Zone Ltd.	4.000%	7/30/27	700	645
8 Air Canada	7.750%	4/15/21	90	99
8 Air Canada 2013-1 Class C Pass Through
Trust	6.625%	5/15/18	82	82
Burlington Northern Santa Fe LLC	7.950%	8/15/30	3,728	5,068
Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	17,987
Burlington Northern Santa Fe LLC	5.050%	3/1/41	6,000	6,626
Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,266	2,501
Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	25,476
Burlington Northern Santa Fe LLC	4.375%	9/1/42	31,150	31,896
Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	11,586
Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,000	2,262
Burlington Northern Santa Fe LLC	4.900%	4/1/44	24,560	27,067
Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	44,877
Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	12,322
Burlington Northern Santa Fe LLC	3.900%	8/1/46	7,265	6,992
Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	11,907
Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,265	3,189
Canadian National Railway Co.	3.650%	2/3/48	25,000	23,376
FedEx Corp.	4.550%	4/1/46	10,000	9,819
Union Pacific Corp.	3.375%	2/1/35	6,200	5,725
Union Pacific Corp.	4.050%	3/1/46	10,045	9,807
Union Pacific Corp.	4.000%	4/15/47	11,500	11,161
Union Pacific Corp.	3.799%	10/1/51	28,550	26,145
Union Pacific Corp.	4.375%	11/15/65	29,490	28,133
Union Pacific Corp.	4.100%	9/15/67	15,550	14,306
United Parcel Service Inc.	6.200%	1/15/38	14,700	18,694
United Parcel Service Inc.	4.875%	11/15/40	2,700	2,962
United Parcel Service Inc.	3.625%	10/1/42	5,820	5,374
United Parcel Service Inc.	3.750%	11/15/47	13,000	12,072
				6,803,275
Utilities (13.9%)
Electric (13.8%)
AEP Texas Inc.	3.800%	10/1/47	2,455	2,299
AEP Transmission Co. LLC	4.000%	12/1/46	2,615	2,568

8 AEP Transmission Co. LLC	3.750%	12/1/47	28,965	27,243
Alabama Power Co.	6.000%	3/1/39	4,875	6,024
Alabama Power Co.	5.500%	3/15/41	26,943	31,280
Alabama Power Co.	5.200%	6/1/41	15,000	17,062
Alabama Power Co.	3.750%	3/1/45	22,325	21,065
Appalachian Power Co.	6.700%	8/15/37	35,900	45,919
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,230	1,569
Berkshire Hathaway Energy Co.	6.125%	4/1/36	15,877	19,775
Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,000	3,684
Berkshire Hathaway Energy Co.	5.150%	11/15/43	27,000	30,558
Berkshire Hathaway Energy Co.	4.500%	2/1/45	43,625	45,027
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	14,175	13,131
Commonwealth Edison Co.	5.900%	3/15/36	2,450	2,981
Commonwealth Edison Co.	3.800%	10/1/42	20,805	19,821
Commonwealth Edison Co.	4.600%	8/15/43	12,560	13,504
Commonwealth Edison Co.	4.700%	1/15/44	15,955	17,390
Commonwealth Edison Co.	3.700%	3/1/45	13,990	13,109
Commonwealth Edison Co.	3.650%	6/15/46	6,825	6,371
Commonwealth Edison Co.	4.000%	3/1/48	6,415	6,342
Connecticut Light & Power Co.	6.350%	6/1/36	14,500	18,450
Connecticut Light & Power Co.	4.300%	4/15/44	940	981
Connecticut Light & Power Co.	4.150%	6/1/45	8,445	8,599
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	730	806
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	11,963
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	13,211
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	17,390
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,729	10,276
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,995	9,674
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,828	10,846
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	10,935	10,571
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	49,600	51,079
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	6,335	6,679
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,715	2,862
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	17,780	17,718
Consumers Energy Co.	4.100%	11/15/45	1,500	1,506
DTE Electric Co.	6.625%	6/1/36	860	1,119
Duke Energy Carolinas LLC	6.450%	10/15/32	8,200	10,296
Duke Energy Carolinas LLC	6.100%	6/1/37	51,000	63,412
Duke Energy Carolinas LLC	5.300%	2/15/40	4,900	5,727
Duke Energy Carolinas LLC	4.250%	12/15/41	16,200	16,643
Duke Energy Carolinas LLC	4.000%	9/30/42	41,047	40,803
Duke Energy Carolinas LLC	3.875%	3/15/46	5,645	5,482
Duke Energy Corp.	3.750%	9/1/46	10,000	8,925
Duke Energy Florida LLC	6.350%	9/15/37	800	1,046
Duke Energy Florida LLC	5.650%	4/1/40	11,860	14,446
Duke Energy Florida LLC	3.400%	10/1/46	11,850	10,523
Duke Energy Indiana LLC	6.120%	10/15/35	5,723	7,058
Duke Energy Indiana LLC	6.350%	8/15/38	818	1,079
Duke Energy Indiana LLC	6.450%	4/1/39	10,485	13,855
Duke Energy Indiana LLC	4.200%	3/15/42	14,700	14,858
Duke Energy Indiana LLC	4.900%	7/15/43	28,610	31,854
Duke Energy Ohio Inc.	3.700%	6/15/46	9,825	9,288
Duke Energy Progress LLC	4.100%	5/15/42	2,250	2,254
Duke Energy Progress LLC	4.100%	3/15/43	13,500	13,524
Duke Energy Progress LLC	4.150%	12/1/44	10,000	10,099
Duke Energy Progress LLC	4.200%	8/15/45	17,560	17,880
Duke Energy Progress LLC	3.700%	10/15/46	27,000	25,117

Entergy Louisiana LLC	3.120%	9/1/27	340	322
Entergy Louisiana LLC	4.950%	1/15/45	1,105	1,112
Florida Power & Light Co.	5.960%	4/1/39	16,100	20,440
Florida Power & Light Co.	5.690%	3/1/40	700	868
Florida Power & Light Co.	5.250%	2/1/41	21,662	25,435
Florida Power & Light Co.	4.125%	2/1/42	9,000	9,159
Florida Power & Light Co.	3.800%	12/15/42	22,725	22,022
Florida Power & Light Co.	3.700%	12/1/47	10,855	10,318
Florida Power & Light Co.	3.950%	3/1/48	2,000	1,977
Georgia Power Co.	5.950%	2/1/39	21,562	25,917
Georgia Power Co.	5.400%	6/1/40	7,390	8,406
Georgia Power Co.	4.750%	9/1/40	20,750	21,719
Georgia Power Co.	4.300%	3/15/42	6,648	6,630
5 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	21,697	22,685
Kentucky Utilities Co.	5.125%	11/1/40	1,000	1,152
Kentucky Utilities Co.	4.650%	11/15/43	1,000	1,069
8 Massachusetts Electric Co.	4.004%	8/15/46	10,890	10,559
MidAmerican Energy Co.	5.800%	10/15/36	500	611
MidAmerican Energy Co.	4.800%	9/15/43	27,525	30,506
MidAmerican Energy Co.	4.250%	5/1/46	3,895	4,006
8 Monongahela Power Co.	5.400%	12/15/43	15,640	18,435
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	2,725	3,778
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	35,001	35,091
Nevada Power Co.	6.650%	4/1/36	5,830	7,608
Nevada Power Co.	5.375%	9/15/40	18,230	21,060
Nevada Power Co.	5.450%	5/15/41	25,120	29,364
Northern States Power Co.	6.200%	7/1/37	27,900	35,466
Northern States Power Co.	5.350%	11/1/39	800	935
Northern States Power Co.	3.600%	9/15/47	9,675	8,996
Oklahoma Gas & Electric Co.	4.550%	3/15/44	500	521
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,300	1,758
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,500	2,136
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,500	1,735
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	11,755	12,571
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	28,000	26,637
8 Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,425	15,836
Pacific Gas & Electric Co.	6.050%	3/1/34	55,356	64,523
Pacific Gas & Electric Co.	5.800%	3/1/37	2,900	3,285
Pacific Gas & Electric Co.	6.350%	2/15/38	8,192	9,827
Pacific Gas & Electric Co.	6.250%	3/1/39	36,120	43,566
Pacific Gas & Electric Co.	5.400%	1/15/40	24,650	26,915
Pacific Gas & Electric Co.	4.500%	12/15/41	4,235	4,014
Pacific Gas & Electric Co.	4.750%	2/15/44	23,305	23,688
Pacific Gas & Electric Co.	4.000%	12/1/46	11,440	10,450
PacifiCorp	5.250%	6/15/35	1,301	1,488
PacifiCorp	6.100%	8/1/36	15,000	18,768
PacifiCorp	6.250%	10/15/37	7,815	10,042
PacifiCorp	6.350%	7/15/38	36,000	47,002
PacifiCorp	6.000%	1/15/39	32,296	40,652
PacifiCorp	4.100%	2/1/42	22,570	22,574
PECO Energy Co.	4.800%	10/15/43	15,530	16,982
PECO Energy Co.	3.700%	9/15/47	15,500	14,577
PECO Energy Co.	3.900%	3/1/48	14,350	14,036
Potomac Electric Power Co.	6.500%	11/15/37	1,225	1,601
Potomac Electric Power Co.	7.900%	12/15/38	150	219

Potomac Electric Power Co.	4.150%	3/15/43	2,000	2,013
PPL Electric Utilities Corp.	6.250%	5/15/39	10,975	14,227
PPL Electric Utilities Corp.	5.200%	7/15/41	1,250	1,426
Public Service Co. of Colorado	3.600%	9/15/42	15,055	14,059
Public Service Electric & Gas Co.	3.650%	9/1/42	21,083	19,915
Puget Sound Energy Inc.	5.483%	6/1/35	200	231
Puget Sound Energy Inc.	6.274%	3/15/37	500	634
Puget Sound Energy Inc.	5.757%	10/1/39	1,100	1,344
Puget Sound Energy Inc.	5.795%	3/15/40	18,130	22,039
Puget Sound Energy Inc.	5.764%	7/15/40	1,100	1,320
Puget Sound Energy Inc.	5.638%	4/15/41	1,150	1,394
Puget Sound Energy Inc.	4.300%	5/20/45	400	414
San Diego Gas & Electric Co.	3.950%	11/15/41	3,400	3,324
South Carolina Electric & Gas Co.	6.625%	2/1/32	34,000	40,957
South Carolina Electric & Gas Co.	6.050%	1/15/38	11,775	13,459
South Carolina Electric & Gas Co.	4.350%	2/1/42	28,587	27,248
South Carolina Electric & Gas Co.	4.100%	6/15/46	7,705	7,045
South Carolina Electric & Gas Co.	4.500%	6/1/64	19,430	17,659
Southern California Edison Co.	6.000%	1/15/34	19,095	23,070
Southern California Edison Co.	5.950%	2/1/38	16,100	19,809
Southern California Edison Co.	6.050%	3/15/39	845	1,058
Southern California Edison Co.	4.500%	9/1/40	12,000	12,467
Southern California Edison Co.	3.900%	12/1/41	6,875	6,570
Southern California Edison Co.	4.050%	3/15/42	800	786
Southern California Edison Co.	3.900%	3/15/43	18,480	17,744
Southern California Edison Co.	4.650%	10/1/43	27,150	29,098
Southern California Edison Co.	4.000%	4/1/47	2,000	1,954
Southern California Edison Co.	4.125%	3/1/48	16,800	16,653
Southern Co.	4.400%	7/1/46	10,000	9,831
Southwestern Public Service Co.	4.500%	8/15/41	24,055	25,457
Southwestern Public Service Co.	3.700%	8/15/47	20,540	19,318
Tampa Electric Co.	6.150%	5/15/37	32,050	39,379
Union Electric Co.	4.000%	4/1/48	12,180	11,937
Virginia Electric & Power Co.	6.000%	5/15/37	57,330	70,690
Virginia Electric & Power Co.	6.350%	11/30/37	2,000	2,552
Virginia Electric & Power Co.	4.000%	11/15/46	8,725	8,410
Virginia Electric & Power Co.	3.800%	9/15/47	27,225	25,666
Westar Energy Inc.	4.125%	3/1/42	1,175	1,183
Westar Energy Inc.	4.625%	9/1/43	1,300	1,394
Wisconsin Electric Power Co.	5.625%	5/15/33	550	629

Natural Gas (0.1%)
Atmos Energy Corp.	4.150%	1/15/43	1,500	1,508
8 KeySpan Gas East Corp.	5.819%	4/1/41	4,035	4,885
Southern California Gas Co.	5.125%	11/15/40	1,922	2,232
Southwest Gas Corp.	3.800%	9/29/46	3,115	2,910

Other Utility (0.0%)
American Water Capital Corp.	6.593%	10/15/37	1,000	1,306
American Water Capital Corp.	3.750%	9/1/47	2,290	2,134
				2,235,008
Total Corporate Bonds (Cost $11,852,507)				12,142,864
Sovereign Bonds (2.5%)
9 Arab Republic of Egypt	4.750%	4/16/26	1,400	1,685
Argentine Republic	6.875%	1/11/48	1,200	1,068
Bermuda	4.854%	2/6/24	1,280	1,335

8	CDP Financial Inc.	5.600%	11/25/39	1,500	1,891
8	CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	700	836
	Dominican Republic	6.500%	2/15/48	1,800	1,788
	Emirate of Abu Dhabi	3.125%	10/11/27	1,000	926
8	Emirate of Abu Dhabi	4.125%	10/11/47	76,600	69,997
8	Empresa Nacional del Petroleo	4.500%	9/14/47	600	550
	Export-Import Bank of China	3.375%	3/14/27	265	250
8	Export-Import Bank of India	3.875%	2/1/28	960	912
	Equinor ASA	4.250%	11/23/41	7,615	7,756
	Equinor ASA	3.950%	5/15/43	38,825	38,299
	Equinor ASA	4.800%	11/8/43	15,930	17,587
	Federative Republic of Brazil	5.000%	1/27/45	650	562
	Federative Republic of Brazil	5.625%	2/21/47	1,385	1,302
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	430	405
8	Kingdom of Saudi Arabia	4.625%	10/4/47	62,455	57,191
8	Kingdom of Saudi Arabia	5.000%	4/17/49	17,735	17,043
	Kingdom of Saudi Arabia	5.000%	4/17/49	400	383
8,9 Kingdom of Spain		2.700%	10/31/48	1,030	1,339
	Pertamina Persero PT	6.000%	5/3/42	450	473
8	Pertamina Persero PT	6.450%	5/30/44	300	332
	Petrobras Global Finance BV	8.750%	5/23/26	360	420
	Petrobras Global Finance BV	7.375%	1/17/27	425	455
	Petroleos Mexicanos	6.750%	9/21/47	1,100	1,061
	Province of Quebec	7.500%	9/15/29	9,000	12,241
	Republic of Chile	3.860%	6/21/47	34,345	32,192
	Republic of Colombia	10.375%	1/28/33	1,330	2,080
9	Republic of Cote d’Ivoire	6.625%	3/22/48	500	609
8	Republic of Indonesia	6.750%	1/15/44	500	619
	Republic of Paraguay	5.600%	3/13/48	1,500	1,486
9	Republic of Romania	2.750%	10/29/25	500	654
	Republic of Turkey	6.125%	10/24/28	1,050	1,047
	Russian Federation	5.250%	6/23/47	600	581
	Sinopec Group Overseas Development 2014
	Ltd.	4.375%	4/10/24	4,880	4,958
	State of Israel	2.875%	3/16/26	155	148
	State of Israel	4.500%	1/30/43	6,300	6,322
	State of Israel	4.125%	1/17/48	28,100	26,310
8	State of Qatar	4.625%	6/2/46	5,655	5,323
8	State of Qatar	5.103%	4/23/48	66,335	65,797
	State of Qatar	5.103%	4/23/48	2,000	1,981
8	Transportadora de Gas del Sur SA	6.750%	5/2/25	250	249
	United Mexican States	4.600%	2/10/48	2,140	1,981
Total Sovereign Bonds (Cost $407,047)					390,424
Taxable Municipal Bonds (11.2%)
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.420%	5/1/21	1,000	991
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.620%	5/1/22	1,930	1,912
	American Municipal Power Ohio Inc. Revenue
	(Prairie State Energy Campus Project)	6.270%	2/15/50	45,510	58,045
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.793%	4/1/30	1,800	2,138
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.918%	4/1/40	31,060	42,535
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	25,730	35,668

	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,400	2,071
	California GO	7.500%	4/1/34	26,555	37,351
	California GO	4.600%	4/1/38	32,090	33,437
	California GO	7.550%	4/1/39	38,170	57,034
	California GO	7.300%	10/1/39	81,705	116,522
	California GO	7.350%	11/1/39	200	288
	California GO	7.625%	3/1/40	7,030	10,499
	California GO	7.600%	11/1/40	57,175	86,772
	California Public Works Board Lease Revenue
	(Various Capital Projects)	8.361%	10/1/34	1,200	1,768
	Chicago IL Board of Education GO	6.319%	11/1/29	1,900	1,777
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	15,440	20,519
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.200%	12/1/40	1,080	1,344
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	31,590	41,299
	Chicago Transit Authority	6.899%	12/1/40	10,115	13,224
	Clark County NV Airport System Revenue	6.820%	7/1/45	5,700	8,211
	Commonwealth Financing Authority	4.144%	6/1/38	17,060	17,282
10	Commonwealth Financing Authority
	Pennsylvania Revenue	5.197%	6/1/26	9,515	10,411
	Commonwealth Financing Authority
	Pennsylvania Revenue	3.864%	6/1/38	19,285	18,841
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	260
	District of Columbia Water & Sewer Authority
	Public Utility Revenue	4.814%	10/1/14	2,000	2,143
	Duke University North Carolina Revenue	5.850%	4/1/37	30,450	38,564
	George Washington University District of
	Columbia GO	4.300%	9/15/44	3,000	3,068
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	43,140	52,900
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	1,996	2,449
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	5.184%	10/1/42	1,500	1,767
	Houston TX GO	6.290%	3/1/32	22,140	25,607
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	17,400	21,696
	Kansas Development Finance Authority
	Revenue	4.727%	4/15/37	2,500	2,635
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	22,745	24,509
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	400	494
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	1,200	1,498
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	29,305	41,377
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	1,900	2,749
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,000	2,344
	Los Angeles CA Unified School District GO	5.750%	7/1/34	8,825	10,741
	Los Angeles CA Unified School District GO	6.758%	7/1/34	53,445	70,370
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	15,100	18,286

11	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	5,100	6,158
	New Jersey Turnpike Authority	3.729%	1/1/36	6,750	6,586
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	33,280	48,959
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	51,805	73,630
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.724%	6/15/42	12,780	16,275
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	18,210	23,818
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	6,980	9,209
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.282%	6/15/42	700	755
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	32,580	42,024
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	2,875	3,501
	New York City Transitional Finance Authority
	Future Tax Secured Revenue	3.140%	8/1/28	8,600	8,227
	New York City Transitional Finance Authority
	Future Tax Secured Revenue	3.240%	8/1/29	12,635	12,066
	New York City Transitional Finance Authority
	Future Tax Secured Revenue	3.430%	8/1/30	14,540	14,090
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	66,105	97,555
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,950	7,604
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	7,325	8,185
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	15,975	18,870
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.600%	3/15/40	200	242
	New York State GO	5.590%	3/1/35	1,000	1,200
	New York State Urban Development Corp	3.370%	3/15/30	19,175	18,616
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	25,471	36,257
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	12,300	13,946
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	20,195	21,392
12	Oregon School Boards Association GO	4.759%	6/30/28	1,000	1,064
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	17,495	21,388
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	21,245	26,336
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	10,250	12,625
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	8,525	9,308
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	25,005	29,039
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	35,940	38,624
	President & Fellows of Harvard College
	Massachusetts GO	3.150%	7/15/46	17,450	15,585

Sacramento CA Municipal Utility District
Revenue	6.156%	5/15/36	905	1,109
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	30,000	28,185
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	10,450	13,371
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	13,370	14,227
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	800	882
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	1,400	1,997
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	500	577
University of California Regents Medical
Center Revenue	6.548%	5/15/48	25,770	34,698
University of California Regents Medical
Center Revenue	6.583%	5/15/49	8,465	11,377
University of California Revenue	4.601%	5/15/31	1,100	1,188
University of California Revenue	5.770%	5/15/43	500	628
University of California Revenue	3.931%	5/15/45	17,840	17,934
University of California Revenue	4.858%	5/15/12	31,025	32,619
University of California Revenue	4.767%	5/15/15	14,875	15,157
University of North Carolina University System
Revenue	3.327%	12/1/36	9,715	9,336
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	11,500	13,976
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	8,915	9,945
Washington GO	5.481%	8/1/39	900	1,092
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	3,500	3,537
10 Wisconsin GO	5.700%	5/1/26	2,300	2,548
Total Taxable Municipal Bonds (Cost $1,554,856)				1,800,913
			Shares
Temporary Cash Investments (4.2%)
Money Market Fund (3.5%)
13 Vanguard Market Liquidity Fund	1.886%		5,653,993	565,399

			Face
			Amount
			($000)
Repurchase Agreements (0.7%)
Bank of America Securities, LLC
(Dated 4/30/18, Repurchase Value
$15,001,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%,
12/1/47 and Federal National Mortgage
Assn. 4.000%, 3/1/47, with a value of
$15,300,000)	1.730%	5/1/18	15,000	15,000
Bank of Montreal
(Dated 4/30/18, Repurchase Value
$10,000,000, collateralized U.S. Treasury
Bill, 0.000%, 7/19/18-1/3/19 and U.S.
Treasury Note/Bond 0.875%-2.500%,
5/31/18-3/30/23, with a value of
10,200,000)	1.700%	5/1/18	10,000	10,000

Barclays Capital Inc.
(Dated 4/30/18, Repurchase Value
$24,501,000, collateralized by U.S.
Treasury Note/Bond 2.000%-3.125%,
10/31/22-8/15/44, with a value of
24,990,000)		1.720%	5/1/18	24,500	24,500
Citigroup Global Markets Inc.
(Dated 4/30/18, Repurchase Value
$40,602,000, collateralized by U.S.
Treasury Note/Bond 1.875%-2.500%,
3/31/22-3/31/23, with a value of
$41,412,000)		1.700%	5/1/18	40,600	40,600
RBC Capital Markets LLC
(Dated 4/30/18, Repurchase Value
$2,700,000, collateralized by Federal Home
Loan Mortgage Corp. 3.500%, 4/1/48 and
Federal National Mortgage Assn. 2.878%-
4.000%, 12/1/22-2/1/48, with a value of
$2,754,000)		1.710%	5/1/18	2,700	2,700
Wells Fargo & Co.
(Dated 4/30/18, Repurchase Value
$20,401,000, collateralized by Federal
National Mortgage Assn. 3.500%, 6/1/47,
with a value of $20,808,000)		1.740%	5/1/18	20,400	20,400
					113,200
Total Temporary Cash Investments (Cost $678,564)					678,599
Expiration			Notional Amount
	Date	Contracts Exercise Price		($000)
Options Purchased14 (0.0%)
Options on Futures Purchased (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	13	USD 120.00	1,560	7
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	6	USD 119.50	717	4
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	13	USD 120.00	1,560	16
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	6	USD 119.50	717	6
Total Options on Futures Purchased (Cost $34)					33
			Notional Amount
				on Underlying
		Expiration		Swap
Counterparty		Date	Exercise Rate	($000)
Credit Default Swaptions Purchased (0.0%)
Put Swaptions on CDX-NA-IG-S30-
V1 5-Year Index (Cost $10)	DBAG	6/20/18	70.00%	7,350	8
Total Options Purchased (Cost $44)					41
Total Investments (99.4%) (Cost $15,507,869)					15,996,398
Expiration			Notional Amount
	Date	Contracts	Exercise Price	($000)
Liability for Options Written14 (0.0%)
Written Options on Futures (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	13	USD 119.25	1,550	(7)

Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	12	USD 119.50	1,434	(5)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	25	USD 120.25	3,006	(3)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	12	USD 119.25	1,431	(8)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	12	USD 120.00	1,440	(3)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	10	USD 120.50	1,205	(1)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	25	USD 120.25	3,006	(18)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	12	USD 119.50	1,434	(3)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	13	USD 119.25	1,550	(3)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	22	USD 120.00	2,640	(14)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	10	USD 120.50	1,205	(10)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	25	USD 119.00	2,975	(6)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	12	USD 119.25	1,431	(4)
Total Options on Futures Written (Premiums Received $89)					(85)
				Notional Amount
				on Underlying
		Expiration		Swap
	Counterparty	Date	Exercise Rate	($000)
Written Swaptions on Credit Default Index (0.0%)
Call Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	DBAG	5/16/18	67.50%	(3,155)	(10)
Call Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	DBAG	6/20/18	62.50%	(7,350)	(13)
Put Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	DBAG	5/16/18	72.50%	(3,155)	(1)
Put Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	DBAG	6/20/18	62.50%	(7,350)	(14)
Total Credit Default Swaptions Written (Premiums Received $41)					(38)
Total Liability for Options Written (Premiums Received $130)					(123)
Other Assets and Other Liabilities-Net (0.6%)15					103,394
Net Assets (100%)					16,099,669

1 Securities with a value of $67,698,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $15,474,000 have been segregated as initial margin for open futures contracts.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Interest only security.
7 Inverse floating rate Interest only security whose interest rate is derived by subtracting 1-month USD LIBOR from a given cap.

8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $1,034,189,000, representing 6.4% of net assets.
9 Face amount denominated in euro.
10 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
11 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
14 Unrealized appreciation (depreciation) on options on futures contracts is required to be treated as realized gain
(loss) for tax purposes. Unrealized appreciation (depreciation) on open credit default swaptions is generally treated the same for financial reporting and tax purposes.
15 Cash of $3,803,000 has been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
DBAG—Deutsche Bank AG

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
30-Year U.S. Treasury Bond	June 2018	3,226	464,040	1,230
10-Year U.S. Treasury Note	June 2018	3,615	432,444	(2,411)
Ultra Long U.S. Treasury Bond	June 2018	2,043	321,006	3,945
5-Year U.S. Treasury Note	June 2018	209	23,723	(84)
Ultra 10-Year U.S. Treasury Note	June 2018	134	17,137	46
Euro-Buxl	June 2018	2	395	(—)
				2,726

Short Futures Contracts
5-Year U.S. Treasury Note	June 2018	(3,968)	(450,399)	2,181
Ultra Long U.S. Treasury Bond	June 2018	(1,632)	(256,428)	(678)
2-Year U.S. Treasury Note	June 2018	(281)	(59,585)	133
10-Year U.S. Treasury Note	June 2018	(473)	(56,583)	210
Euro-Bobl	June 2018	(135)	(21,357)	(21)
Euro-Bund	June 2018	(108)	(20,703)	(201)
Ultra 10-Year U.S. Treasury Note	June 2018	(64)	(8,185)	17
				1,641
				4,367

Long-Term Investment-Grade Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
JPMorgan Chase Bank, N.A.	5/15/18	EUR	1,114	USD	1,358	(12)
Goldman Sachs Bank AG	5/15/18	EUR	297	USD	366	(6)
Toronto-Dominion Bank	5/15/18	USD	13,219	EUR	10,719	260
JPMorgan Chase Bank, N.A.	5/15/18	USD	102	EUR	84	—
Goldman Sachs Bank AG	5/15/18	USD	70	EUR	58	—
						242
EUR—Euro.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value (Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-HY-S30-V1	6/20/23	USD	608	5.000	42	—

CDX-NA-IG-S29-V1	12/20/22	USD	2,095	1.000	43	3

CDX-NA-IG-S30-V1	6/20/23	USD	3,028	1.000	56	1

CDX-NA-IG-S30-V1	6/20/23	USD	3,248,300	1.000	60,204	5,062

iTraxx Europe-S29-V1	6/20/23	EUR	767	1.000	21	—
					60,366	5,066
Credit Protection Purchased

iTraxx Europe-S28-V1	12/20/22	EUR	2,278	(1.000)	(69)	3

Long-Term Investment-Grade Fund

	(69)	3
	60,297	5,069

1 Periodic premium received/paid quarterly.
EUR—Euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
Reference	Termination		Amount	(Paid)	Value	(Paid)	(Depreciation)
Entity	Date	Counterparty	(000)	(%)	($000)	($000)	($000)
Credit Protection Sold/
Moody's Rating
Berkshire
Hathaway
Inc./Aa2	12/20/21	CITNA	6,000	1.000[2]	113	(43)	70
Federative
Republic of
Brazil/Ba2	9/20/18	BNPSW	2,000	1.000[2]	4	(4)	—
Metlife
Inc./A3	12/20/22	GSI	10,000	1.000[2]	200	(23)	177
Republic of
Chile/Aa3	6/20/23	BNPSW	6,200	1.000[2]	140	(144)	(4)
Southern
Co./Baa2	6/20/22	JPMC	3,170	1.000[2]	59	(44)	15
United
Mexican
States/A3	6/20/23	BARC	2,650	1.000[2]	(18)	20	1

Total					498	(238)	259

Credit
Protection
Purchased
Bank of
China Ltd.	12/20/21	BNPSW	300	(1.000)[2]	(6)	(1)	(7)
CECONOMY
AG	6/20/22	BARC	555[1]	(1.000)[2]	(8)	(2)	(10)
CECONOMY
AG	6/20/22	BARC	390[1]	(1.000)[2]	(6)	(1)	(7)
CECONOMY
AG	6/20/22	BARC	390[1]	(1.000)[2]	(6)	(1)	(7)
CECONOMY
AG	6/20/22	BARC	160[1]	(1.000)[2]	(2)	(1)	(3)
CECONOMY
AG	6/20/22	BARC	160[1]	(1.000)[2]	(2)	(1)	(3)
CECONOMY
AG	6/20/22	BARC	160[1]	(1.000)[2]	(2)	—	(2)
Dominion
Energy Inc.	6/20/22	JPMC	395	(1.000)[2]	(10)	11	1
Exelon Corp.	6/20/22	JPMC	635		(18)	17	(1)

Long-Term Investment-Grade Fund

				(1.000)[2]

Exelon Corp.	6/20/22	JPMC	395	(1.000)[2]	(11)	11	(—)
Federative
Republic of
Brazil	12/20/22	CITNA	1,100	(1.000)[2]	24	(35)	(11)
Federative
Republic of
Brazil	12/20/22	GSI	426	(1.000)[2]	9	(18)	(9)
Federative
Republic of
Brazil	6/20/23	BNPSW	1,300	(1.000)[2]	41	(36)	5
Federative
Republic of
Brazil	6/20/23	BOANA	1,500	(1.000)[2]	48	(48)	(—)
Federative
Republic of
Brazil	6/20/23	JPMC	2,655	(1.000)[2]	84	(77)	7
Federative
Republic of
Brazil	6/20/23	JPMC	1,500	(1.000)[2]	48	(47)	1
Federative
Republic of
Brazil	12/20/25	BOANA	315	(1.000)[2]	24	(69)	(45)
Federative
Republic of
Brazil	12/20/25	GSCM	315	(1.000)[2]	24	(65)	(41)
Republic of
Colombia	6/20/23	GSI	3,100	(1.000)[2]	7	(9)	(2)
Republic of
Philippines	6/20/23	GSI	550	(1.000)[2]	(8)	7	(1)
Republic of
South Africa	12/20/20	JPMC	500	(1.000)[2]	(2)	(21)	(23)
Republic of
Turkey	12/20/19	GSCM	2,185	(1.000)[2]	(5)	(19)	(24)
Republic of
Turkey	6/20/23	BNPSW	1,000	(1.000)[2]	43	(46)	(3)
Sempra
Energy	6/20/22	JPMC	635	(1.000)[2]	(17)	17	—
Sempra
Energy	6/20/22	JPMC	395	(1.000)[2]	(10)	11	1
Total					239	(423)	(184)

							75

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
BARC--Barclays Bank plc.
BOANA--Bank of America, N.A.
BNPSW--BNP Paribas.
CITNA—Citibank N.A.
GSI--Goldman Sachs International.
GSCM--Goldman Sachs Bank USA.
JPMC--JP Morgan Chase Bank.

Long-Term Investment-Grade Fund

At April 30, 2018, a counterparty had deposited in a segregated account cash of $350,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
			Fixed
			Interest	Floating
			Rate	Interest		Unrealized
	Future	Notional	Received	Rate		Appreciation
Termination	Effective	Amount	(Paid)[2]	Received	Value	(Depreciation)
Date	Date	($000)	(%)	(Paid) (%)	($000)	($000)
6/20/19	6/20/18[1]	10,835	(1.500)	0.000[3]	118	9
3/31/20	7/5/18[1]	20,967	2.623	(0.000)[3]	(53)	(53)
6/22/20	6/20/18[1]	12,299	1.750	(0.000)[3]	(250)	(26)
6/20/23	6/20/18[1]	4,013	2.000	(0.000)[3]	(176)	(19)
2/28/25	6/29/18[1]	6,105	(2.895)	0.000[3]	18	18
6/20/25	6/20/18[1]	3,956	2.000	(0.000)[3]	(245)	(23)
6/20/28	6/20/18[1]	3,634	2.250	(0.000)[3]	(243)	(23)
6/20/33	6/20/18[1]	18,498	(2.250)	0.000[3]	1,845	137
6/21/38	6/20/18[1]	31,540	2.500	(0.000)[3]	(2,782)	(249)
11/16/43	6/29/18[1]	1,749	(3.064)	0.000[3]	(16)	(16)
6/22/48	6/20/18[1]	45,566	(2.500)	0.000[3]	5,059	383
					3,275	138

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

Unrealized appreciation (depreciation) on open swap contracts is generally treated the same for financial reporting and tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset

Long-Term Investment-Grade Fund

value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	983,557	—
Corporate Bonds	—	12,142,864	—

Long-Term Investment-Grade Fund

Sovereign Bonds	—	390,424	—
Taxable Municipal Bonds	—	1,800,913	—
Temporary Cash Investments	565,399	113,200	—
Options Purchased	33	8	—
Liability for Options Written	(85)	(38)	—
Futures Contracts—Assets[1]	3,970	—	—
Futures Contracts—Liabilities[1]	(1,786)	—	—
Forward Currency Contracts—Assets	—	260	—
Forward Currency Contracts—Liabilities	—	(18)	—
Swap Contracts—Assets	507[1]	278	—
Swap Contracts—Liabilities	(484)[1]	(203)	—
Total	567,554	15,431,245	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward

Long-Term Investment-Grade Fund

currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to

Long-Term Investment-Grade Fund

the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

H. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized

Long-Term Investment-Grade Fund

appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

I. At April 30, 2018, the cost of investment securities for tax purposes was $15,515,699,000. Net unrealized appreciation of investment securities for tax purposes was $480,658,000, consisting of unrealized gains of $848,060,000 on securities that had risen in value since their purchase and $367,402,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund

Schedule of Investments (unaudited)
As of April 30, 2018

		Face	Market
	Maturity	Amount	Value
Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (95.5%)
Conventional Mortgage-Backed Securities (92.1%)
1,2	Fannie Mae Pool	2.500%	10/1/26–5/1/48	20,025	19,042
1,2	Fannie Mae Pool	2.640%	12/1/31	15,584	14,447
1,2	Fannie Mae Pool	2.690%	10/1/27	33,670	32,014
1,2	Fannie Mae Pool	2.710%	9/1/31	7,110	6,617
1,2	Fannie Mae Pool	2.720%	9/1/31	1,458	1,365
1,2	Fannie Mae Pool	2.775%	11/1/27	3,420	3,254
1,2	Fannie Mae Pool	2.870%	12/1/27–1/1/28	147,601	142,054
1,2	Fannie Mae Pool	2.890%	12/1/27	27,087	26,115
1,2	Fannie Mae Pool	2.940%	12/1/27	44,540	42,161
1,2	Fannie Mae Pool	2.950%	6/1/31	1,925	1,823
1,2	Fannie Mae Pool	2.960%	12/1/27–6/1/31	100,523	97,045
1,2	Fannie Mae Pool	2.970%	12/1/27	6,559	6,290
1,2	Fannie Mae Pool	2.990%	12/1/27	15,752	15,191
1,2	Fannie Mae Pool	3.030%	5/1/29	25,320	24,406
1,2	Fannie Mae Pool	3.050%	7/1/31	2,000	1,914
1,2	Fannie Mae Pool	3.090%	3/1/30	8,775	8,363
1,2	Fannie Mae Pool	3.110%	11/1/27	17,000	16,613
1,2	Fannie Mae Pool	3.160%	12/1/32	18,170	17,174
1,2	Fannie Mae Pool	3.170%	1/1/30	19,944	19,078
1,2	Fannie Mae Pool	3.190%	9/1/29	3,725	3,624
1,2	Fannie Mae Pool	3.210%	3/1/29–1/1/33	26,325	25,209
1,2	Fannie Mae Pool	3.220%	1/1/33	21,518	20,624
1,2	Fannie Mae Pool	3.250%	5/1/32	16,500	16,035
1,2	Fannie Mae Pool	3.260%	1/1/33	10,920	10,465
1,2	Fannie Mae Pool	3.270%	7/1/30	40,538	39,740
1,2	Fannie Mae Pool	3.280%	5/1/29–5/1/29	45,840	45,043
1,2	Fannie Mae Pool	3.290%	6/1/29	22,065	21,646
1,2	Fannie Mae Pool	3.320%	7/1/30	14,200	14,004
1,2	Fannie Mae Pool	3.330%	4/1/32	10,818	10,498
1,2	Fannie Mae Pool	3.350%	1/1/30–11/1/30	15,215	15,014
1,2	Fannie Mae Pool	3.410%	5/1/32	4,100	4,007
1,2	Fannie Mae Pool	3.420%	4/1/31	1,496	1,465
1,2	Fannie Mae Pool	3.425%	2/1/30	15,850	15,733
1,2	Fannie Mae Pool	3.430%	6/1/30	1,286	1,280
1,2	Fannie Mae Pool	3.460%	9/1/29	6,835	6,819
1,2	Fannie Mae Pool	3.490%	7/1/30	9,773	9,760
1,2	Fannie Mae Pool	3.500%	2/1/27–5/1/33	2,424	2,474
1,2	Fannie Mae Pool	3.510%	3/1/33	7,125	7,017
1,2	Fannie Mae Pool	3.540%	6/1/30	1,716	1,719
1,2	Fannie Mae Pool	3.550%	2/1/30	8,875	8,893
1,2	Fannie Mae Pool	3.570%	10/1/29	1,037	1,041
1,2	Fannie Mae Pool	3.580%	7/1/30–1/1/31	12,766	12,808
1,2	Fannie Mae Pool	3.590%	9/1/30	50,357	50,449
1,2	Fannie Mae Pool	3.725%	4/1/33	9,594	9,680
1,2	Fannie Mae Pool	3.830%	6/1/34	3,306	3,372
1,2	Fannie Mae Pool	3.890%	5/1/30	14,157	14,424
1,2	Fannie Mae Pool	3.960%	5/1/34	6,090	6,258
1,2	Fannie Mae Pool	4.000%	5/1/46–5/1/48	9,308	9,484
1,2	Fannie Mae Pool	4.060%	3/1/29	3,974	4,089

1,2	Fannie Mae Pool	4.080%	2/1/29	2,918	3,017
1,2	Fannie Mae Pool	4.150%	10/1/28–1/1/31	74,079	76,910
1,2	Fannie Mae Pool	4.180%	11/1/30	29,488	30,510
1,2	Fannie Mae Pool	4.250%	10/1/28	1,235	1,295
1,2	Fannie Mae Pool	4.280%	11/1/28	5,265	5,526
1,2	Fannie Mae Pool	4.380%	10/1/28	9,671	10,222
1,2	Fannie Mae Pool	4.400%	8/1/28	2,183	2,313
1,2	Fannie Mae Pool	4.500%	12/1/40–3/1/44	3,206	3,365
1,2	Fannie Mae Pool	6.000%	7/1/22	4	5
1,2	Fannie Mae Pool	6.500%	2/1/29–5/1/40	2,726	3,045
1,2	Freddie Mac Gold Pool	3.000%	6/1/43–5/1/48	6,356	6,205
1,2	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	7,942	8,142
1,2	Freddie Mac Gold Pool	4.500%	4/1/34–5/1/48	6,058	6,707
1,2	Freddie Mac Gold Pool	5.000%	8/1/23–5/1/48	29,522	31,693
2	Ginnie Mae I Pool	2.500%	11/15/42–9/15/43	99,584	94,425
2	Ginnie Mae I Pool	3.000%	1/15/26–5/1/48	1,184,538	1,157,969
2,3	Ginnie Mae I Pool	3.500%	7/15/39–5/1/48	800,401	803,057
2	Ginnie Mae I Pool	3.750%	7/15/42	3,499	3,556
2	Ginnie Mae I Pool	3.875%	5/15/42–6/15/42	6,033	6,200
2	Ginnie Mae I Pool	4.000%	6/15/19–5/1/48	1,025,782	1,055,868
2	Ginnie Mae I Pool	4.500%	5/15/19–1/15/45	702,286	735,288
2	Ginnie Mae I Pool	5.000%	1/15/30–5/1/48	632,484	668,602
2	Ginnie Mae I Pool	5.500%	9/15/23–5/1/48	428,496	462,300
2	Ginnie Mae I Pool	6.000%	3/15/19–5/1/48	232,887	255,886
2	Ginnie Mae I Pool	6.500%	4/15/23–7/15/40	166,532	180,954
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	50,572	56,827
2	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	24	25
2,3	Ginnie Mae I Pool	7.500%	10/15/31	19,270	22,124
2	Ginnie Mae I Pool	8.000%	8/15/31	7,085	8,124
2	Ginnie Mae I Pool	8.500%	9/15/19–6/15/28	877	921
2	Ginnie Mae I Pool	9.000%	6/15/18–5/15/21	2	3
2	Ginnie Mae I Pool	9.500%	7/15/18–8/15/21	161	163
2	Ginnie Mae I Pool	10.000%	8/15/18–7/15/19	2	1
2	Ginnie Mae II Pool	1.500%	6/20/39–6/20/47	1,239	1,035
2	Ginnie Mae II Pool	2.000%	10/20/43–2/20/47	897	775
2	Ginnie Mae II Pool	2.500%	11/20/42–5/1/48	498,344	472,036
2	Ginnie Mae II Pool	3.000%	4/20/31–5/1/48	3,367,291	3,284,958
2,4,5Ginnie Mae II Pool		3.500%	10/20/40–5/1/48	6,372,116	6,401,292
2,4	Ginnie Mae II Pool	4.000%	4/20/39–5/1/48	3,067,985	3,146,292
2,4	Ginnie Mae II Pool	4.500%	12/20/32–6/1/48	899,347	944,842
2	Ginnie Mae II Pool	5.000%	10/20/32–3/20/45	321,736	344,686
2	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	35,188	37,696
2	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	45,203	49,702
2	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	1,224	1,357
2	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	103	115
					21,273,674
Nonconventional Mortgage-Backed Securities (3.4%)
1,2	Fannie Mae Pool	2.323%	8/1/43	13,790	13,612
1,2	Fannie Mae Pool	2.779%	9/1/44	14,686	14,531
1,2	Fannie Mae REMICS	3.000%	6/25/43–2/25/57	55,198	49,233
1,2	Fannie Mae REMICS	3.500%	7/25/44–12/25/57	40,154	39,498
1,2	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	4,874	5,328
1,2	Freddie Mac Non Gold Pool	2.264%	8/1/43	21,223	20,908
1,2	Freddie Mac Non Gold Pool	2.289%	9/1/43	9,037	8,880
1,2	Freddie Mac Non Gold Pool	2.680%	10/1/44	25,748	25,233
1,2	Freddie Mac Non Gold Pool	2.783%	7/1/44	9,009	8,858
1,2	Freddie Mac Non Gold Pool	2.838%	10/1/44	12,325	12,108

1,2	Freddie Mac Non Gold Pool	2.901%	4/1/44	13,111	12,902
1,2	Freddie Mac Non Gold Pool	2.941%	9/1/44	9,062	8,890
1,2	Freddie Mac Non Gold Pool	3.085%	10/1/44	18,614	18,134
1,2	Freddie Mac REMICS	3.000%	8/15/42–3/15/48	102,325	92,425
1,2	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	13,357	14,492
2	Ginnie Mae REMICS	2.000%	7/20/42	20,168	18,732
6	Ginnie Mae REMICS	2.097%	2/20/37	3,466	3,454
2	Ginnie Mae REMICS	2.350%	5/17/46	35,492	34,129
2	Ginnie Mae REMICS	2.500%	12/16/39	21,682	20,978
2	Ginnie Mae REMICS	2.500%	8/16/42–11/20/43	44,726	37,978
2	Ginnie Mae REMICS	2.650%	11/17/48	16,290	15,505
2	Ginnie Mae REMICS	3.000%	3/20/40–5/20/47	69,174	62,276
2	Ginnie Mae REMICS	3.000%	3/20/47	7,176	6,317
2	Ginnie Mae REMICs	3.000%	4/20/47	12,819	12,322
2	Ginnie Mae REMICS	3.250%	8/20/44	8,039	6,943
2	Ginnie Mae REMICS	3.500%	7/20/43–9/20/44	32,033	31,698
2	Ginnie Mae REMICS	3.750%	7/20/44	1,870	1,840
2	Ginnie Mae REMICS	4.500%	6/20/39	4,461	4,709
2	Ginnie Mae REMICS	5.000%	6/16/37	15,320	16,430
2	Ginnie Mae REMICS	5.500%	8/16/36	13,445	13,911
2	Government National Mortgage Assn.	2.500%	10/20/45–1/20/48	70,560	66,181
2	Government National Mortgage Assn.	3.000%	7/20/43–11/20/47	75,393	71,136
2	Government National Mortgage Assn.	3.500%	5/20/45	14,950	14,163
					783,734
Total U.S. Government and Agency Obligations (Cost $22,542,597)					22,057,408
Asset-Backed/Commercial Mortgage-Backed Securities (3.0%)
1,2	Fannie Mae REMICS	3.000%	11/25/47	2,789	2,567
1,2	Fannie Mae-Aces	3.086%	12/25/27	125,000	121,018
1,2	Fannie Mae-Aces	3.194%	2/25/30	107,935	103,180
1,6	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	77,000	73,701
1,2	FHLMC Multifamily Structured Pass Through
	Certificates K064	3.224%	3/25/27	5,500	5,415
1,2	FHLMC Multifamily Structured Pass Through
	Certificates K072	3.444%	12/25/27	20,000	19,946
1,2	FHLMC Multifamily Structures Pass Through
	Certificates K073	3.350%	1/25/28	99,595	98,631
2	Government National Mortgage Assn.	2.000%	10/20/44	5,028	4,717
2	Government National Mortgage Assn.	3.000%	1/20/48	169,843	167,924
1,2,7Fannie Mae REMICS		3.000%	2/1/48	91,310	87,886
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $694,613)					684,985
Temporary Cash Investments (4.6%)
Repurchase Agreements (2.5%)
	Bank of America Securities, LLC
	(Dated 4/30/18, Repurchase Value
	$19,301,000, collateralized by Federal
	National Mortgage Assn. 4.000%, 11/1/47,
	with a value of $19,686,000)	1.730%	5/1/18	19,300	19,300
	Bank of Montreal
	(Dated 4/30/18, Repurchase Value
	$80,004,000, collateralized by U.S.
	Treasury Bill 0.000%, 5/31/18-2/28/19, and
	U.S. Treasury Note/Bond 0.875%-2.875%,
	5/31/18-8/15/46, with a value of
	$81,600,000)	1.700%	5/1/18	80,000	80,000

Barclays Capital Inc.
(Dated 4/30/18, Repurchase Value
$15,201,000, collateralized by U.S.
Treasury Bill 0.000%, 3/28/19, and U.S.
Treasury Note/Bond 1.000%-3.000%,
6/30/19-11/15/45, with a value of
$15,504,000)	1.720%	5/1/18	15,200	15,200
Citigroup Global Markets Inc.
(Dated 4/30/18, Repurchase Value
$73,803,000, collateralized by U.S.
Treasury Note/Bond 1.250%, 7/31/23, with
a value of $75,276,000)	1.700%	5/1/18	73,800	73,800
Societe Generale
(Dated 4/30/18, Repurchase Value
$201,410,000, collateralized by Federal
Home Loan Mortgage Corp. 1.400%-
5.765%, 8/28/19-1/1/48, and Federal
National Mortgage Assn. 3.000%-4.500%,
5/25/18-1/1/48, U.S. Treasury Bill 0.000%,
8/16/18-4/25/19, and U.S. Treasury
Note/Bond 1.500%-2.000%, 12/15/20-
8/15/26, with a value of $205,428,000)	1.720%	5/1/18	201,400	201,400
TD Securities (USA) LLC
(Dated 4/30/18, Repurchase Value
$7,200,000, collateralized by U.S.
Treasury Note/Bond 1.125%, 2/28/19, with
a value of $7,344,000)	1.750%	5/1/18	7,200	7,200
HSBC Bank USA
(Dated 4/30/18, Repurchase Value
$133,506,000, collateralized by U.S.
Treasury Note/Bond 1.000%-3.125%,
10/15/19-11/15/41, with a value of
$136,174,000)	1.700%	5/1/18	133,500	133,500
HSBC Bank USA
(Dated 4/30/18, Repurchase Value
$29,001,000, collateralized by Federal
National Mortgage Assn. 3.500%, 1/1/47,
with a value of $29,582,000)	1.710%	5/1/18	29,000	29,000
Wells Fargo & Co.
(Dated 4/30/18, Repurchase Value
$27,601,000, collateralized by Federal
National Mortgage Assn. 3.500%, 1/1/48,
with a value of $28,152,000)	1.740%	5/1/18	27,600	27,600
				587,000

U.S. Government and Agency Obligations (0.7%)
United States Treasury Bill	1.501%–1.528%	5/3/18	150,000	149,987

			Shares
Money Market Fund (1.4%)
8 Vanguard Market Liquidity Fund	1.886%		3,298,163	329,816
Total Temporary Cash Investments (Cost $1,066,804)				1,066,803
Total Investments (103.1%) (Cost $24,304,014)				23,809,196
Other Assets and Liabilities-Net (-3.1%)9				(721,775)
Net Assets (100%)				23,087,421

1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
3 Certain of the fund’s securities with a value of $23,838,000 have been segregated as initial margin for open futures contracts.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2018.
5 Certain of the fund’s securities with a value of $95,758,000 have been segregated as initial margin for open cleared swap contracts.
6 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
7 Security value determined using significant unobservable inputs.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
9 Cash of $2,526,000 has been segregated as collateral for certain open To Be Announced (TBA) transactions.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)		Appreciation
	Expiration	Contracts	Notional Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2018	11,830	1,415,164	(1,950)
5-Year U.S. Treasury Note	June 2018	1,915	217,367	(221)
Ultra 10-Year U.S. Treasury Note	June 2018	1,477	188,894	(682)
Ultra Long U.S. Treasury Bond	June 2018	326	51,223	631
30-Year U.S. Treasury Bond	June 2018	290	41,715	(195)
				(2,417)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2018	(3)	(636)	—
				(2,417)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

GNMA Fund

Centrally Cleared Interest Rate Swaps

			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
Termination	Effective	Amount	(Paid)[2]	(Paid) 3	Value	(Depreciation)
Date	Date	($000)	(%)	(%)	($000)	($000)

3/15/28	9/17/18[1]	238,775	(2.893)	2.125	1,445	1,445

7/14/27	N/A	292,775	(2.275)	2.348	16,349	16,349

3/21/28	N/A	1,036,465	(2.250)	2.220	64,364	48,979

					82,158	66,773

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

Unrealized appreciation (depreciation) on open swap contracts is generally treated the same for financial reporting and tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot

GNMA Fund

be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At April 30, 2018, counterparties had deposited in segregated accounts securities and cash with a value of $3,777,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

GNMA Fund

F. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

GNMA Fund

The following table summarizes the market value of the fund's investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	21,969,522	87,886
Asset-Backed/Commercial Mortgage-Backed Securities	—	684,985	—
Temporary Cash Investments	329,816	736,987	—
Futures Contracts—Assets[1]	2,263	—	—
Swap Contracts—Liabilities[1]	(2,597)
Total	329,482	23,391,494	87,886
1 Represents variation margin on the last day of the reporting period.

At April 30, 2018, the cost of investment securities for tax purposes was $24,305,449,000. Net unrealized appreciation of investment securities for tax purposes was $496,253,000, consisting of unrealized gains of $127,507,000 on securities that had risen in value since their purchase and $623,760,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of April 30, 2018

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (8.9%)
U.S. Government Securities (8.2%)
United States Treasury Inflation Indexed
Bonds	2.125%	1/15/19	110,100	129,360
1	United States Treasury Inflation Indexed
Bonds	0.125%	4/15/19	443,900	469,556
United States Treasury Note/Bond	1.125%	1/15/19	222,900	221,264
United States Treasury Note/Bond	1.250%	1/31/19	90,000	89,367
United States Treasury Note/Bond	1.625%	8/31/19	50,000	49,500
United States Treasury Note/Bond	1.625%	10/15/20	515,000	503,412
1,2 United States Treasury Note/Bond	1.375%	1/31/21	150,000	145,079
1	United States Treasury Note/Bond	2.250%	2/15/21	1,000,000	990,310
1	United States Treasury Note/Bond	1.125%	2/28/21	227,000	217,743
1	United States Treasury Note/Bond	2.250%	3/31/21	219,000	216,674
3	United States Treasury Note/Bond	2.375%	4/15/21	1,400,000	1,390,158
United States Treasury Note/Bond	2.250%	7/31/21	600,000	591,936
United States Treasury Note/Bond	2.500%	3/31/23	8,440	8,327
5,022,686
Nonconventional Mortgage-Backed Securities (0.7%)
4,5 Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	19,252	18,132
4,5,6Fannie Mae Pool	3.097%	6/1/33	1,441	1,497
4,5,6Fannie Mae Pool	3.225%	5/1/33	1,531	1,615
4,5,6Fannie Mae Pool	3.293%	12/1/32	240	245
4,5,6Fannie Mae Pool	3.310%	7/1/32	254	269
4,5,7Fannie Mae Pool	3.500%	9/1/32	203	213
4,5,7Fannie Mae Pool	3.510%	8/1/37	462	468
4,5,7Fannie Mae Pool	3.535%	8/1/33	1,956	2,026
4,5,7Fannie Mae Pool	3.582%	7/1/33	1,969	2,023
4,5,7Fannie Mae Pool	3.696%	2/1/37	682	718
4,5,7Fannie Mae Pool	3.721%	5/1/33	310	328
4,5,8Fannie Mae REMICS	4.000%	6/25/42–2/25/48	279,149	62,072
4,5,9Fannie Mae REMICS	4.153%	3/25/46	83,551	13,984
4,5,9Fannie Mae REMICS	4.253%	5/25/47	117,835	19,611
4,5,9Fannie Mae REMICS	4.303%	10/25/47	74,240	14,378
4,5,8Fannie Mae REMICS	4.500%	12/25/42–9/25/47	61,782	14,906
4,5,8Fannie Mae REMICS	5.000%	6/25/45	55,243	11,584
4,5,8Fannie Mae REMICS	5.500%	2/25/46	29,840	6,519
4,5,8Fannie Mae REMICS	6.000%	4/25/45–12/25/47	93,871	22,356
4,5,6Freddie Mac Non Gold Pool	3.351%	8/1/32	532	566
4,5,6Freddie Mac Non Gold Pool	3.375%	8/1/32	564	580
4,5,7Freddie Mac Non Gold Pool	3.500%	8/1/37	1,591	1,645
4,5,6Freddie Mac Non Gold Pool	3.504%	9/1/32	53	57
4,5,7Freddie Mac Non Gold Pool	3.643%	9/1/32	761	776
4,5,7Freddie Mac Non Gold Pool	3.711%	10/1/32–8/1/33	824	868
4,5,7Freddie Mac Non Gold Pool	3.777%	1/1/33	272	292
4,5,7Freddie Mac Non Gold Pool	3.961%	2/1/33	200	205
4,5,8Freddie Mac REMICS	3.500%	12/15/42	66,793	12,858
4,5,8Freddie Mac REMICS	4.000% 10/15/42–12/15/47	85,149	17,018
4,5,9Freddie Mac REMICS	4.253%	1/15/42–1/15/45	58,258	9,076
4,5,9Freddie Mac REMICS	4.303%	12/15/47	28,771	5,325

4,8	Government National Mortgage Association	3.500%	7/20/42	46,863	7,895
4,9	Government National Mortgage Association	3.753%	8/20/45	49,421	7,389
4,8	Government National Mortgage Association	4.000%	3/20/42–1/20/48	207,027	45,404
4,9	Government National Mortgage Association	4.203%	9/20/46	35,990	6,411
4,9	Government National Mortgage Association	4.303%	9/20/47–12/20/47	266,440	46,355
4,8	Government National Mortgage Association	4.500%	3/20/43–1/20/48	212,915	51,870
4,8	Government National Mortgage Association	5.000%	2/20/40	48,488	10,733
					418,267
Total U.S. Government and Agency Obligations (Cost $5,450,060)					5,440,953
Asset-Backed/Commercial Mortgage-Backed Securities (21.8%)
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	4,315	4,301
4	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	12,620	12,317
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	86,660	85,697
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	23,100	22,685
4	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	20,510	20,119
4,10 American Homes 4 Rent 2014-SFR2		3.786%	10/17/36	12,668	12,780
4,10 American Homes 4 Rent 2014-SFR2		4.290%	10/17/36	3,360	3,439
4,10 American Homes 4 Rent 2014-SFR3		3.678%	12/17/36	17,134	17,279
4,10 American Homes 4 Rent 2015-SFR1		3.467%	4/17/52	15,243	15,062
4,10 American Homes 4 Rent 2015-SFR2		3.732%	10/17/45	6,601	6,602
4,10 American Homes 4 Rent 2015-SFR2		4.295%	10/17/45	2,830	2,914
4,10 Americold 2010 LLC Trust Series 2010-ARTA		4.954%	1/14/29	15,984	16,542
4,10 Americold 2010 LLC Trust Series 2010-ARTA		6.811%	1/14/29	11,185	11,917
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	6,999	7,006
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	1,771	1,771
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	5,973	5,967
4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	3,407	3,406
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	7,120	7,107
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	12,055	12,040
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	8,900	8,930
4	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	8,020	8,003
4	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	9,420	9,412
4	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	6,820	6,862
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	4,770	4,743
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	5,600	5,598
4	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	9,390	9,458
4	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	10,170	9,992
4	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	25,630	25,231
4	AmeriCredit Automobile Receivables Trust
	2017-3	1.690%	12/18/20	63,694	63,445
4,10 AOA 2015-1177 Mortgage Trust		2.957%	12/13/29	13,390	13,204

4,10 Applebee's Funding LLC/IHOP Funding LLC		4.277%	9/5/44	6,074	5,938
4,10 ARI Fleet Lease Trust 2015-A		1.670%	9/15/23	10,804	10,738
4,10 ARL Second LLC 2014-1A		2.920%	6/15/44	14,622	14,358
4,10 Aventura Mall Trust 2013-AVM		3.867%	12/5/32	15,105	15,305
4,10 Avis Budget Rental Car Funding AESOP LLC
	2013-1A	1.920%	9/20/19	12,675	12,656
4,10 Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	29,200	29,222
4,10 Avis Budget Rental Car Funding AESOP LLC
	2015-1A	2.500%	7/20/21	34,860	34,388
4,10 Avis Budget Rental Car Funding AESOP LLC
	2015-2A	2.630%	12/20/21	43,123	42,398
4,10 Avis Budget Rental Car Funding AESOP LLC
	2016-1A	2.990%	6/20/22	3,181	3,151
4,10 Avis Budget Rental Car Funding AESOP LLC
	2017-1A	3.070%	9/20/23	7,640	7,497
4,10 Avis Budget Rental Car Funding AESOP LLC
	2017-2A	2.970%	3/20/24	12,850	12,504
4,10,11 Avis Budget Rental Car Funding AESOP LLC
	2018-1A	3.700%	9/20/24	14,210	14,206
4,10,11 Avis Budget Rental Car Funding AESOP LLC
	2018-1A	4.730%	9/20/24	2,540	2,539
4,10 BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,900	4,797
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	8,360	8,406
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	6,740	6,751
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.511%	9/15/48	1,600	1,603
4	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	4,760	4,711
4,12 Banc of America Funding 2006-H Trust		3.642%	9/20/46	11,207	10,750
4	BANK 2017 - BNK4	3.625%	5/15/50	8,435	8,378
4	BANK 2017 - BNK5	3.390%	6/15/60	8,150	7,964
4	BANK 2017 - BNK6	3.254%	7/15/60	13,450	13,028
4	BANK 2017 - BNK6	3.518%	7/15/60	13,190	12,976
4	BANK 2017 - BNK6	3.741%	7/15/60	3,080	3,048
4	BANK 2017 - BNK7	3.435%	9/15/60	16,580	16,210
4	BANK 2017 - BNK8	3.488%	11/15/50	33,600	32,951
4	BANK 2017 - BNK9	3.538%	11/15/54	18,130	17,933
4	BANK 2018 - BNK10	3.641%	2/15/61	11,860	11,892
4	BANK 2018 - BNK10	3.688%	2/15/61	31,470	31,378
4	Bank of America Mortgage 2002-J Trust	4.259%	9/25/32	17	17
4,10,13 Bank of America Student Loan Trust 2010-1A		3.160%	2/25/43	10,408	10,468
	Bank of Nova Scotia	1.875%	4/26/21	62,747	60,479
10	Bank of Nova Scotia	1.875%	9/20/21	19,200	18,388
4,12 Bear Stearns ARM Trust 2006-4		3.525%	10/25/36	18,907	19,320
4,12 Bear Stearns ARM Trust 2007-3		3.792%	5/25/47	12,476	12,347
4	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	3,740	3,743
4	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	17,710	17,615
4	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	5,990	5,979
4	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	2,700	2,696
4	BENCHMARK 2018-B1 Mortgage Trust	4.119%	1/15/51	4,200	4,093
4	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	18,190	18,658
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	22,040	21,793
4	BMW Vehicle Lease Trust 2017-2	2.190%	3/22/21	6,860	6,761

4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	15,840	15,614
13	Brazos Higher Education Authority Inc. Series
	2005-3	2.486%	6/25/26	9,599	9,536
13	Brazos Higher Education Authority Inc. Series
	2011-1	2.744%	2/25/30	17,637	17,787
4,10 CAL Funding II Ltd. Series 2012-1A		3.470%	10/25/27	4,185	4,134
4,10 CAL Funding II Ltd. Series 2013-1A		3.350%	3/27/28	7,916	7,821
4,10 California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	13,690	13,682
4	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	4,469	4,460
4	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	7,160	7,077
4	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	6,520	6,391
4	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	3,180	3,139
4,10 Canadian Pacer Auto Receivable Trust A
	Series 2017	2.050%	3/19/21	8,130	8,015
4,10 Canadian Pacer Auto Receivable Trust A
	Series 2017	2.286%	1/19/22	5,710	5,579
4,10 Canadian Pacer Auto Receivable Trust A
	Series 2018	3.220%	9/19/22	7,330	7,329
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	866	866
4	Capital Auto Receivables Asset Trust 2014-3	3.940%	4/20/23	5,440	5,468
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	9,511	9,500
4	Capital Auto Receivables Asset Trust 2015-3	2.430%	9/21/20	6,170	6,155
4	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	6,880	6,890
4	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	1,630	1,624
4	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	6,110	6,005
4	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	3,360	3,330
4,10 Capital Auto Receivables Asset Trust 2017-1		2.020%	8/20/21	12,160	12,012
4,10 Capital Auto Receivables Asset Trust 2017-1		2.220%	3/21/22	8,480	8,326
4	Capital One Multi-Asset Execution Trust 2017-
	A4	1.990%	7/17/23	66,620	65,228
10,14CARDS II Trust 2017-2		2.157%	10/17/22	46,145	46,144
4	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	5,850	5,845
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	3,875	3,842
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	5,560	5,541
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	4,850	4,755
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	5,800	5,763
4	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	5,740	5,586
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	4,050	3,986
4	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	12,120	11,927
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	6,860	6,698
4	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	3,240	3,144
4	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	3,240	3,150
4	CarMax Auto Owner Trust 2018-1	2.230%	5/17/21	56,260	56,000
4	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	76,110	75,264
4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	12,020	11,861
4	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	19,890	19,504
4	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	6,170	6,047
4	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	4,755	4,748
4	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	6,860	6,851
4	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	5,300	5,292
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	2,005	1,866
4	CD 2016-CD1 Mortgage Trust	3.631%	8/10/49	6,299	5,844

4	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	29,440	29,235
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	12,810	12,614
4	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	17,147	16,741
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	6,715	6,566
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	14,363	14,236
10 CFCRE Commercial Mortgage Trust 2011-C2		5.946%	12/15/47	14,930	16,036
4	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	25,764	24,902
4,10 Chesapeake Funding II LLC 2016-2A		1.880%	6/15/28	54,382	54,102
4,10 Chesapeake Funding II LLC 2018-1		3.040%	4/15/30	30,010	29,957
4	CHL Mortgage Pass-Through Trust 2003-
	HYB3	3.496%	11/19/33	774	787
4,12 CHL Mortgage Pass-Through Trust 2006-
	HYB1	3.384%	3/20/36	7,905	7,172
4,12 CHL Mortgage Pass-Through Trust 2007-
	HYB2	3.462%	2/25/47	9,150	7,947
4,10 Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	6,912	6,912
4,10 Chrysler Capital Auto Receivables Trust 2014-
	BA	3.440%	8/16/21	700	702
4,10 Chrysler Capital Auto Receivables Trust 2015-
	BA	2.260%	10/15/20	16,900	16,885
4,10 Chrysler Capital Auto Receivables Trust 2015-
	BA	2.700%	12/15/20	6,525	6,514
4,10 Chrysler Capital Auto Receivables Trust 2015-
	BA	3.260%	4/15/21	10,155	10,184
4,10 Chrysler Capital Auto Receivables Trust 2015-
	BA	4.170%	1/16/23	15,545	15,695
4,10 Chrysler Capital Auto Receivables Trust 2016-
	AA	2.880%	2/15/22	5,040	5,038
4,10 Chrysler Capital Auto Receivables Trust 2016-
	AA	4.220%	2/15/23	26,030	26,285
4,10 Chrysler Capital Auto Receivables Trust 2016-
	BA	1.640%	7/15/21	10,730	10,659
4,10 Chrysler Capital Auto Receivables Trust 2016-
	BA	1.870%	2/15/22	5,960	5,825
4	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	107,425	106,096
4,10 Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,100	2,120
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	6,350	6,260
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	20,491	20,527
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	7,270	7,418
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	3,786	3,947
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	19,843	20,370
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	6,872	6,900
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	40,226	40,861
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	25,685	25,744
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	12,426	12,369

4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	5,394	5,482
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.610%	7/10/47	6,380	6,164
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	18,100	17,867
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	40,950	40,981
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	6,146	6,184
	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.681%	10/10/47	1,035	1,004
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	38,271	37,186
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	48,907	49,253
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	28,246	28,583
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.722%	9/10/58	4,000	3,856
4	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	47,360	46,087
4	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	19,500	19,093
4	Citigroup Commercial Mortgage Trust 2017-
	P8	3.465%	9/15/50	41,283	40,651
4	Citigroup Commercial Mortgage Trust 2017-
	P8	4.192%	9/15/50	9,500	9,533
4	Citigroup Commercial Mortgage Trust 2017-
	P8	4.414%	9/15/50	9,500	9,241
4,12 Citigroup Mortgage Loan Trust 2007-AR8		3.667%	7/25/37	752	733
4,10 CLI Funding V LLC 2013-1A		2.830%	3/18/28	12,725	12,453
4,10,14 Colony American Homes 2015-1		3.397%	7/17/32	821	821
4,10,14 Colony American Homes 2015-1A		3.097%	7/17/32	10,711	10,715
4,10,14 Colony Starwood Homes 2016-1A Trust		3.395%	7/17/33	8,320	8,339
4,10,14 Colony Starwood Homes 2016-1A Trust		4.046%	7/17/33	3,740	3,753
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,925	2,900
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	4,100	4,106
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	23,416	22,900
4,10 COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	12,316	12,205
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	10,971	10,695
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	1,990	1,954
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,576
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	19,839	19,863
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	9,520	9,704
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	13,320	13,621
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	43,975	45,646
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	14,650	14,854
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	7,790	7,889
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	41,651	42,783
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	26,960	27,945
4	COMM 2013-CCRE13 Mortgage Trust	4.902%	11/10/46	4,517	4,776
4	COMM 2013-CCRE13 Mortgage Trust	4.902%	11/10/46	8,240	8,274
4,10 COMM 2013-CCRE6 Mortgage Trust		3.147%	3/10/46	17,360	16,892
4,10 COMM 2013-CCRE6 Mortgage Trust		3.397%	3/10/46	2,380	2,322
4	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	2,910	2,890
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	40,399	40,724

4	COMM 2013-CCRE9 Mortgage Trust	4.381%	7/10/45	12,669	13,168
4,10 COMM 2013-CCRE9 Mortgage Trust		4.404%	7/10/45	11,250	11,573
4,10 COMM 2013-CCRE9 Mortgage Trust		4.404%	7/10/45	12,690	12,722
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	13,548	13,569
4,10 COMM 2013-LC13 Mortgage Trust		3.774%	8/10/46	10,688	10,876
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	13,605	14,090
4,10 COMM 2013-LC13 Mortgage Trust		4.557%	8/10/46	18,565	19,253
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,100	4,024
4,10 COMM 2013-SFS Mortgage Trust		3.086%	4/12/35	5,490	5,328
4,10 COMM 2014-277P Mortgage Trust		3.732%	8/10/49	33,245	33,328
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	1,915	1,960
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	17,690	18,358
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	15,319	15,341
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	20,250	20,851
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	13,450	13,828
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,930	1,943
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	47,271	48,400
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	27,380	27,815
4	COMM 2014-CCRE17 Mortgage Trust	4.895%	5/10/47	10,175	10,114
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	9,572	9,564
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	28,552	28,984
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	1,520	1,500
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	36,585	36,766
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	36,723	36,627
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	11,570	11,822
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	36,015	35,296
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	11,345	11,371
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	38,840	39,108
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	22,007	21,979
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	11,974	11,929
4	COMM 2015-CCRE27 Mortgage Trust	4.621%	10/10/48	8,118	7,909
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	18,400	17,945
10	Commonwealth Bank of Australia	2.000%	6/18/19	19,400	19,231
10	Commonwealth Bank of Australia	2.125%	7/22/20	63,480	62,205
4,10 Core Industrial Trust 2015-TEXW		3.077%	2/10/34	42,700	42,487
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	6,898	6,831
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	42,350	41,964
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	16,636	16,648
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.503%	8/15/48	10,600	10,364
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	40,542	41,084
4	CSAIL 2016-C5 Commercial Mortgage Trust	4.687%	11/15/48	7,660	7,620
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	39,930	39,617
4	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	15,680	15,395
4,10 Daimler Trucks Retail Trust 2018-1		3.030%	11/15/24	19,101	19,071
4	DBJPM 16-C1 Mortgage Trust	3.504%	5/10/49	2,050	1,873
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	21,940	21,264
4,10 Dell Equipment Finance Trust 2017-2		1.970%	2/24/20	18,700	18,615
4,10 Dell Equipment Finance Trust 2017-2		2.190%	10/24/22	10,090	9,971
4,10 DLL Securitization Trust Series 2017-A		2.140%	12/15/21	11,710	11,528
4,10 DLL Securitization Trust Series 2017-A		2.430%	11/17/25	6,950	6,781
10	DNB Boligkreditt AS	2.500%	3/28/22	22,799	22,189
4,10 Drive Auto Receivables Trust 2015-AA		3.060%	5/17/21	2,590	2,594
4,10 Drive Auto Receivables Trust 2015-AA		4.120%	7/15/22	5,860	5,911
4,10 Drive Auto Receivables Trust 2015-BA		2.760%	7/15/21	3,002	3,002
4,10 Drive Auto Receivables Trust 2015-BA		3.840%	7/15/21	10,490	10,573
4,10 Drive Auto Receivables Trust 2015-CA		3.010%	5/17/21	4,562	4,567
4,10 Drive Auto Receivables Trust 2015-CA		4.200%	9/15/21	15,845	16,027

4,10 Drive Auto Receivables Trust 2015-DA		3.380%	11/15/21	12,273	12,304
4,10 Drive Auto Receivables Trust 2015-DA		4.590%	1/17/23	25,000	25,453
4,10 Drive Auto Receivables Trust 2016-AA		3.910%	5/17/21	5,800	5,830
4,10 Drive Auto Receivables Trust 2016-BA		3.190%	7/15/22	15,499	15,532
4,10 Drive Auto Receivables Trust 2016-BA		4.530%	8/15/23	22,190	22,638
4,10 Drive Auto Receivables Trust 2016-C		2.370%	11/16/20	13,295	13,286
4,10 Drive Auto Receivables Trust 2016-C		4.180%	3/15/24	23,090	23,388
4	Drive Auto Receivables Trust 2017-1	1.860%	3/16/20	8,500	8,497
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	2,400	2,418
4	Drive Auto Receivables Trust 2017-3	1.650%	8/15/19	11,365	11,358
4	Drive Auto Receivables Trust 2017-3	2.300%	5/17/21	20,350	20,272
4	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	25,870	25,704
10,14Edsouth Indenture No 9 LLC 2015-1		2.697%	10/25/56	19,306	19,354
4,10 ELFI Graduate Loan Program ELFI_18-A		3.430%	8/25/42	34,200	34,035
4,10 Enterprise Fleet Financing LLC Series 2015-1		1.740%	9/20/20	8,666	8,665
4,10 Enterprise Fleet Financing LLC Series 2015-2		2.090%	2/22/21	24,390	24,317
4,10 Enterprise Fleet Financing LLC Series 2016-2		2.040%	2/22/22	9,650	9,517
4,10 Enterprise Fleet Financing LLC Series 2017-3		2.360%	5/20/23	11,710	11,481
4,10 Enterprise Fleet Financing LLC Series 2018-1		3.100%	10/20/23	15,190	15,146
10,14Evergreen Credit Card Trust Series 2017-1		2.157%	10/15/21	32,695	32,695
5,14 Fannie Mae Connecticut Avenue Securities
	2016-C04	3.347%	1/25/29	4,332	4,364
5,14 Fannie Mae Connecticut Avenue Securities
	2016-C05	3.247%	1/25/29	1,778	1,786
4,12 First Horizon Mortgage Pass-Through Trust
	2006-AR3	3.095%	11/25/36	6,133	5,654
12	First Horizon Mortgage Pass-Through Trust
	2006-AR4	3.657%	1/25/37	11,821	10,476
14	First National Master Note Trust 2017-2	2.337%	10/16/23	17,910	17,929
4,10 Flagship Credit Auto Trust 2016-4		1.960%	2/16/21	16,140	16,078
4	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	29,900	29,590
4	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	15,130	14,936
4	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	6,530	6,525
4	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	11,780	11,767
4,10 Ford Credit Auto Owner Trust 2014-REV1		2.260%	11/15/25	20,498	20,416
4,10 Ford Credit Auto Owner Trust 2014-REV1		2.410%	11/15/25	9,831	9,792
4,10 Ford Credit Auto Owner Trust 2014-REV2		2.310%	4/15/26	29,520	29,320
4,10 Ford Credit Auto Owner Trust 2014-REV2		2.510%	4/15/26	7,475	7,430
4	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	12,035	11,937
4	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	5,380	5,349
4,10 Ford Credit Auto Owner Trust 2015-REV2		2.440%	1/15/27	61,000	60,251
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	7,040	6,901
4,10 Ford Credit Auto Owner Trust 2016-REV1		2.310%	8/15/27	20,800	20,367
4,10 Ford Credit Auto Owner Trust 2016-REV2		2.030%	12/15/27	74,340	71,881
4,10 Ford Credit Auto Owner Trust 2017-1		2.620%	8/15/28	21,295	20,866
4,10 Ford Credit Auto Owner Trust 2017-2		2.360%	3/15/29	38,380	36,985
4,10 Ford Credit Auto Owner Trust 2017-2		2.600%	3/15/29	6,826	6,577
4,10 Ford Credit Auto Owner Trust 2017-2		2.750%	3/15/29	13,976	13,443
4,10 Ford Credit Auto Owner Trust 2018-REV1		3.190%	7/15/31	101,570	99,560
4,10 Ford Credit Auto Owner Trust 2018-REV1		3.340%	7/15/31	32,080	31,508
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	6,180	6,180
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	6,630	6,630
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	2,650	2,651

4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	4,473	4,460
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	23,545	23,205
4	Ford Credit Floorplan Master Owner Trust A
	Series 2017-2	2.160%	9/15/22	60,820	59,738
4	Ford Credit Floorplan Master Owner Trust A
	Series 2018-1	2.950%	5/15/23	83,210	82,845
5,14 Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	4.097%	10/25/28	2,045	2,069
5,14 Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.997%	12/25/28	415	415
5,14 Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	3.897%	12/25/28	6,490	6,579
5,10 Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	3.746%	2/25/48	9,300	9,285
4,10 FRS I LLC 2013-1A		1.800%	4/15/43	1,214	1,203
4,10 FRS I LLC 2013-1A		3.080%	4/15/43	27,889	27,539
4	GM Financial Automobile Leasing Trust 2015-
	2	2.420%	7/22/19	4,077	4,077
4	GM Financial Automobile Leasing Trust 2015-
	2	2.990%	7/22/19	5,440	5,440
4	GM Financial Automobile Leasing Trust 2015-
	3	1.690%	3/20/19	3,237	3,235
4	GM Financial Automobile Leasing Trust 2015-
	3	2.320%	11/20/19	3,550	3,546
4	GM Financial Automobile Leasing Trust 2015-
	3	2.980%	11/20/19	7,820	7,831
4	GM Financial Automobile Leasing Trust 2015-
	3	3.480%	8/20/20	7,820	7,833
4	GM Financial Automobile Leasing Trust 2016-
	2	2.580%	3/20/20	6,500	6,476
4	GM Financial Automobile Leasing Trust 2017-
	3	2.010%	11/20/20	21,480	21,244
4	GM Financial Automobile Leasing Trust 2017-
	3	2.120%	9/20/21	4,660	4,590
4	GM Financial Automobile Leasing Trust 2017-
	3	2.400%	9/20/21	8,440	8,300
4	GM Financial Automobile Leasing Trust 2017-
	3	2.730%	9/20/21	5,140	5,072
4,10 GM Financial Consumer Automobile 2017-3		2.130%	3/16/23	8,590	8,354
4,10 GM Financial Consumer Automobile 2017-3		2.330%	3/16/23	2,650	2,583
4,12 GMACM Mortgage Loan Trust 2005-AR6		3.788%	11/19/35	2,455	2,343
4,10 GMF Floorplan Owner Revolving Trust 2015-1		1.650%	5/15/20	58,850	58,841
4,10 GMF Floorplan Owner Revolving Trust 2015-1		1.970%	5/15/20	9,360	9,358
4,10 GMF Floorplan Owner Revolving Trust 2016-1		2.410%	5/17/21	12,009	11,924
10,14GMF Floorplan Owner Revolving Trust 2016-1		2.747%	5/17/21	21,346	21,484
4,10 GMF Floorplan Owner Revolving Trust 2016-1		2.850%	5/17/21	8,830	8,726
10,14GMF Floorplan Owner Revolving Trust 2017-1		2.467%	1/18/22	330	331
4,10 GMF Floorplan Owner Revolving Trust 2017-2		2.130%	7/15/22	54,900	53,838
4,10 GMF Floorplan Owner Revolving Trust 2017-2		2.440%	7/15/22	17,100	16,827
4,10 GMF Floorplan Owner Revolving Trust 2017-2		2.630%	7/15/22	9,380	9,182
4,10 GMF Floorplan Owner Revolving Trust 2018-2		3.130%	3/15/23	53,560	53,506
4,10 Golden Credit Card Trust 2015-2A		2.020%	4/15/22	53,490	52,560
4,10 Golden Credit Card Trust 2016-5A		1.600%	9/15/21	76,602	75,156
4,10 Golden Credit Card Trust 2018-1A		2.620%	1/15/23	153,710	151,870
4,10 GRACE 2014-GRCE Mortgage Trust		3.369%	6/10/28	20,500	20,497

4,10 GreatAmerica Leasing Receivables Funding
	LLC Series 2015-1	2.020%	6/21/21	3,443	3,431
4,10 GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.600%	6/15/21	7,910	7,849
4,10 GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	5,140	5,086
4,10 GS Mortgage Securities Corporation II 2012-
	BWTR	2.954%	11/5/34	36,047	34,976
4	GS Mortgage Securities Corporation II 2015-
	GC30	3.382%	5/10/50	24,410	24,015
10	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	32,716	32,976
10	GS Mortgage Securities Trust 2010-C2	5.355%	12/10/43	3,530	3,656
4,10 GS Mortgage Securities Trust 2011-GC3		5.826%	3/10/44	2,280	2,382
4,10 GS Mortgage Securities Trust 2012-GC6		4.948%	1/10/45	1,000	1,045
	GS Mortgage Securities Trust 2012-GCJ7	5.887%	5/10/45	7,150	7,407
	GS Mortgage Securities Trust 2013-GC13	4.193%	7/10/46	22,934	23,782
10	GS Mortgage Securities Trust 2013-GC13	4.226%	7/10/46	5,650	5,509
	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	13,060	12,888
	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	8,250	8,174
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	8,451	8,452
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	8,192	8,324
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	22,020	22,617
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	49,405	51,275
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	41,343	42,377
4	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	1,410	1,418
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	44,760	45,635
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	13,246	13,410
4	GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	10,665	10,943
4	GS Mortgage Securities Trust 2014-GC24	4.662%	9/10/47	17,556	17,363
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	19,370	19,174
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	47,290	47,469
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	39,290	38,372
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	40,515	39,921
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,636	4,675
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	26,732	26,533
	GS Mortgage Securities Trust 2015-GC34	4.809%	10/10/48	12,080	11,951
4	GS Mortgage Securities Trust 2018-GS9	3.992%	3/10/51	4,990	5,081
10	GTP Acquisition Partners I LLC	3.482%	6/16/25	26,340	25,896
4,10,11 Hertz Fleet Lease Funding LP 2018-1		3.230%	5/10/32	37,080	37,074
4,10 Hertz Vehicle Financing II LP 2015-3A		2.670%	9/25/21	6,785	6,671
4,10 Hertz Vehicle Financing II LP 2016-2A		2.950%	3/25/22	14,756	14,519
4,10 Hertz Vehicle Financing II LP 2016-3A		2.270%	7/25/20	5,330	5,278
4,10 Hertz Vehicle Financing II LP 2018-1A		3.290%	2/25/24	17,360	16,981
4,10 Hertz Vehicle Financing II LP 2018-1A		3.600%	2/25/24	24,170	23,590
4,10 Hertz Vehicle Financing II LP 2018-1A		4.390%	2/25/24	3,670	3,600
4,10 Hertz Vehicle Financing LLC 2013-1A		1.830%	8/25/19	40,540	40,469
4,10 Hertz Vehicle Financing LLC 2017-2A		3.290%	10/25/23	5,306	5,204
4,10 Hertz Vehicle Financing LLC 2017-2A		4.200%	10/25/23	18,190	18,350
4,10 Hilton USA Trust 2016-HHV		3.719%	11/5/38	3,950	3,919
10,13Holmes Master Issuer plc 2018-1		2.708%	10/15/54	33,040	33,027
4	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	43,040	42,582
4	Honda Auto Receivables 2017-4 Owner Trust	2.210%	3/21/24	6,410	6,284
4,10 Houston Galleria Mall Trust 2015-HGLR		3.087%	3/5/37	40,670	39,199
4,10 Hudsons Bay Simon JV Trust 2015-HB7		3.914%	8/5/34	14,750	14,559
4,10 Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	10,858	10,857

4,10 Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	36,130	35,765
4,10 Hyundai Auto Lease Securitization Trust
	2017-C	2.210%	9/15/21	7,090	6,992
4,10 Hyundai Auto Lease Securitization Trust
	2017-C	2.460%	7/15/22	6,480	6,372
4,10 Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	47,455	47,312
4,10 Hyundai Auto Lease Securitization Trust
	2018-A	2.890%	3/15/22	15,010	14,954
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	8,282	8,276
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	5,710	5,712
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	10,050	10,039
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	3,510	3,477
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	8,360	8,305
13	Illinois Student Assistance Commission Series
	2010-1	3.410%	4/25/22	2,872	2,879
4,10,14 Invitation Homes 2015-SFR2 Trust		3.246%	6/17/32	7,270	7,271
4,10,14 Invitation Homes 2015-SFR2 Trust		3.545%	6/17/32	2,850	2,850
4,10,14 Invitation Homes 2015-SFR3 Trust		3.646%	8/17/32	3,200	3,200
4,10,14 Invitation Homes 2017-SFR2 Trust		2.746%	12/17/36	29,156	29,180
4,10,14 Invitation Homes 2017-SFR2 Trust		3.045%	12/17/36	9,957	9,995
4,10,14 Invitation Homes 2018-SFR1 Trust		2.595%	3/17/37	41,023	41,091
4,10,14 Invitation Homes 2018-SFR1 Trust		2.846%	3/17/37	9,890	9,947
4,10 Irvine Core Office Trust 2013-IRV		3.279%	5/15/48	14,791	14,588
4,10 JP Morgan Chase Commercial Mortgage
	Securities Trust 2009-IWST	5.633%	12/5/27	6,185	6,360
4,10 JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	1,304	1,328
4,10 JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	3,230	3,290
4,10 JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.828%	11/15/43	7,100	7,283
4,10 JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.828%	11/15/43	6,225	6,407
4,10 JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	198	198
4,10 JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	27,191	28,214
4,10 JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.588%	8/15/46	4,100	4,329
4,10 JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	2,778	2,859
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	15,645	15,742
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	12,562	12,326
4,10 JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,030	3,987
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	27,000	27,603
4,10 JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,750	5,701
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	40,130	39,307
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	15,150	15,561

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C13	4.187%	1/15/46	9,350	9,238
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	9,630	9,751
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	2,330	2,368
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	14,880	15,381
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	14,600	15,115
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.112%	12/15/46	21,150	22,134
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.177%	12/15/46	9,770	10,053
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	28,354	27,776
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.461%	7/15/47	31,250	31,431
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	14,370	14,366
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	12,517	12,313
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	17,866	18,093
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.167%	7/15/45	7,520	7,629
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	17,400	17,660
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	13,870	14,355
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	5,202	5,207
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	4,050	4,100
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	27,200	28,125
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.927%	11/15/45	17,820	18,544
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	5.248%	11/15/45	13,495	13,988
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	22,860	23,668
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	36,630	37,693
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	12,950	13,400
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	13,200	13,661
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	5,850	5,892
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	10,310	10,349
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.231%	1/15/48	29,560	28,875
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	48,480	48,344

4	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	16,945	16,531
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.551%	7/15/48	23,680	23,470
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	51,330	52,149
	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	15,901	16,309
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	21,082	21,380
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	12,061	12,068
	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	22,187	22,373
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	33,410	33,580
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	10,675	10,497
4	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	10,453	10,239
	Korea Housing Finance Corp.	1.625%	9/15/18	13,550	13,474
4,10,13 Lanark Master Issuer plc 2018-1A		2.236%	12/22/69	30,450	30,431
4,10 Laurel Road Prime Student Loan Trust 2017-
	C	2.810%	11/25/42	27,530	26,761
4,10,11 Laurel Road Prime Student Loan Trust 2018-
	B	3.540%	5/26/43	30,280	30,254
4,10 LCCM 2014-909 Mortgage Trust		3.388%	5/15/31	18,640	18,635
4,10 Madison Avenue Trust 2013-650M		3.843%	10/12/32	12,460	12,616
4,10,14 Master Credit Card Trust II Series 2018-1A		2.388%	7/22/24	58,850	58,982
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	3.579%	4/25/34	658	661
4	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	50,740	50,585
4	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	76,170	75,620
4	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	7,580	7,510
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	3.952%	2/25/33	1,141	1,077
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	3.861%	7/25/33	496	511
4,10 Miramax LLC 2014-1A		3.340%	7/20/26	2,191	2,180
4,10 MMAF Equipment Finance LLC 2012-AA		1.980%	6/10/32	3,336	3,333
4,10 MMAF Equipment Finance LLC 2015-AA		2.490%	2/19/36	33,860	33,260
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	21,548	21,415
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	2,000	2,001
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	5,796	5,700
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.217%	7/15/46	28,493	29,389
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.217%	7/15/46	3,372	3,236
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	4,427	4,430
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	8,445	8,608
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.310%	8/15/46	24,216	25,008

4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.824%	10/15/46	8,080	8,229
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	3,830	3,973
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.039%	11/15/46	8,300	8,533
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	6,400	6,284
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	2,940	2,885
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	27,425	26,928
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	16,600	17,020
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.384%	2/15/47	17,500	17,990
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C15	3.773%	4/15/47	43,080	43,723
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C15	4.051%	4/15/47	22,440	23,014
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C15	5.053%	4/15/47	1,895	1,941
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	38,845	39,575
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.094%	6/15/47	9,540	9,717
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.480%	6/15/47	22,920	23,411
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.913%	6/15/47	12,300	12,195
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C17	3.741%	8/15/47	32,178	32,496
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C17	4.011%	8/15/47	7,460	7,498
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.923%	10/15/47	13,400	13,687
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.326%	12/15/47	17,350	17,361
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.526%	12/15/47	23,220	23,305
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.069%	2/15/48	21,800	21,638
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.249%	2/15/48	37,941	37,224
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.451%	7/15/50	4,230	4,184
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.719%	7/15/50	11,828	11,918
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24	3.479%	5/15/48	20,280	20,100
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24	3.732%	5/15/48	15,854	15,978
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.635%	10/15/48	7,814	7,842
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29	4.910%	5/15/49	2,210	2,223

4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C32	3.720%	12/15/49	28,827	28,968
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2017-C34	3.536%	11/15/52	19,660	19,238
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	16,052	15,965
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,504
4,10 Morgan Stanley Capital I Trust 2012-STAR		3.201%	8/5/34	17,287	16,767
4,10 Morgan Stanley Capital I Trust 2014-150E		3.912%	9/9/32	27,955	28,243
10	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	24,440	24,531
4,10 Morgan Stanley Capital I Trust 2015-420		3.727%	10/12/50	28,871	28,648
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	40,034	40,500
4	Morgan Stanley Capital I Trust 2015-UBS8	4.741%	12/15/48	11,440	11,332
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	7,437	6,963
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	11,485	11,479
4	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	5,420	5,400
4	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	6,765	6,696
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	3.341%	6/25/36	6,011	6,213
10,14Motor plc 2017 1A		2.427%	9/25/24	45,520	45,429
4,10 MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	37,985	36,766
10	National Australia Bank Ltd.	2.250%	3/16/21	29,260	28,531
10	National Australia Bank Ltd.	2.400%	12/7/21	49,860	48,442
14	Navient Student Loan Trust 2015-3	2.547%	6/26/56	23,540	23,601
10,14Navient Student Loan Trust 2016-3		2.747%	6/25/65	7,990	8,058
10,14Navient Student Loan Trust 2016-6A		2.647%	3/25/66	30,520	30,864
10,14Navient Student Loan Trust 2017-4A		2.397%	9/27/66	11,080	11,128
10,14Navient Student Loan Trust 2017-A		2.297%	12/16/58	13,736	13,750
4,10 Navient Student Loan Trust 2017-A		2.880%	12/16/58	17,580	17,098
10,14Navient Student Loan Trust 2018-1		2.087%	3/25/67	27,137	27,126
10,14Navient Student Loan Trust 2018-1		2.247%	3/25/67	36,100	36,089
10,14Navient Student Loan Trust 2018-1		2.617%	3/25/67	44,620	44,717
10,14Navistar Financial Dealer Note Master Trust II
	2016-1A	3.247%	9/27/21	28,280	28,392
14	New Mexico Educational Assistance
	Foundation 2013-1	2.583%	1/2/25	15,827	15,803
4,10 NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	15,220	15,200
4	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	30,500	30,187
4	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	8,520	8,401
4	Nissan Auto Receivables 2017-C Owner Trust	2.120%	4/18/22	39,090	38,515
4	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	22,040	21,589
4,14 Nissan Master Owner Trust Receivables
	Series 2017-C	2.217%	10/17/22	100,840	100,943
4,10 OBP Depositor LLC Trust 2010-OBP		4.646%	7/15/45	10,065	10,299
4,10 Palisades Center Trust 2016-PLSD		2.713%	4/13/33	8,360	8,164
4,10,14 Pepper Residential Securities Trust 2017A-
	A1UA	2.997%	3/10/58	15,767	15,788
4,10,14 Pepper Residential Securities Trust 2018A-
	A1UA	2.844%	3/12/47	2,750	2,754
4,10,14 Pepper Residential Securities Trust 2019A-
	A1U1	2.244%	10/12/18	28,700	28,673
4,10,14 Pepper Residential Securities Trust 2020A-
	A1U1	2.443%	3/16/19	22,020	21,876
4,10 PFS Financing Corp 2017-B		2.220%	7/15/22	20,500	20,071
4,10,14 PFS Financing Corp. 2017-C		2.367%	10/15/21	32,830	32,906
4,10 PFS Financing Corp. 2017-D		2.400%	10/17/22	34,130	33,481

4,10 PFS Financing Corp. 2018-D		3.190%	4/17/23	12,740	12,696
10,14PHEAA Student Loan Trust 2016-2A		2.847%	11/25/65	31,197	31,276
4,10 Progress Residential 2015-SFR2 Trust		2.740%	6/12/32	7,200	7,094
4,10 Progress Residential 2015-SFR3 Trust		3.067%	11/12/32	25,018	24,847
4,10 Progress Residential 2015-SFR3 Trust		3.733%	11/12/32	9,310	9,325
4,10 Progress Residential 2017-SFR2 Trust		2.897%	12/17/34	15,540	15,013
4,10 Progress Residential 2017-SFR2 Trust		3.196%	12/17/34	4,030	3,911
4,10 Progress Residential 2018-SFR1 Trust		3.255%	3/17/35	17,818	17,462
4,10 Progress Residential 2018-SFR1 Trust		3.484%	3/17/35	2,220	2,188
4,10,13 Resimac Premier Series 2014-1A		2.789%	12/12/45	7,539	7,492
4,10,14 Resimac Premier Series 2016-1A		3.287%	10/10/47	46,782	47,043
4,12 RFMSI Series 2006-SA2 Trust		4.595%	8/25/36	13,777	11,907
4,12 RFMSI Series 2006-SA3 Trust		4.747%	9/25/36	4,735	4,116
	Royal Bank of Canada	2.200%	9/23/19	7,813	7,744
	Royal Bank of Canada	2.100%	10/14/20	2,287	2,236
4	Royal Bank of Canada	1.875%	2/5/21	8,785	8,631
	Royal Bank of Canada	2.300%	3/22/21	7,976	7,783
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	14,985	15,076
4	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	2,056	2,056
4	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	24,580	24,610
4	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	16,919	16,913
4	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	6,995	6,977
4	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	4,600	4,592
4	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	4,120	4,126
4	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	20,710	20,630
4	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	33,200	32,985
4	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	11,550	11,481
4	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	5,760	5,686
4	Santander Drive Auto Receivables Trust
	2018-1	2.100%	11/16/20	64,770	64,529
4	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	17,650	17,528
4	Santander Drive Auto Receivables Trust
	2018-1	2.630%	7/15/22	40,300	39,813
4	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	35,160	34,632
4	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	15,340	15,050
4,10 Santander Retail Auto Lease Trust 2017-A		2.370%	1/20/22	7,110	7,012
4,10 Santander Retail Auto Lease Trust 2017-A		2.680%	1/20/22	5,660	5,585
4,10 Santander Retail Auto Lease Trust 2018-A		2.930%	5/20/21	31,400	31,305
4,10 Santander Retail Auto Lease Trust 2018-A		3.060%	4/20/22	11,010	10,973
4,10 Santander Retail Auto Lease Trust 2018-A		3.200%	4/20/22	9,390	9,356
4,10 Santander Retail Auto Lease Trust 2018-A		3.490%	5/20/22	21,865	21,784
4,10 Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	11,500	11,443

4,10 Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	12,930	12,675
4,10 Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	10,240	9,927
4,10,11 Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	5,360	5,360
4,10 SLM Private Education Loan Trust 2011-A		4.370%	4/17/28	3,327	3,344
4,10 SLM Private Education Loan Trust 2011-B		3.740%	2/15/29	24,828	24,984
4,10 SLM Private Education Loan Trust 2011-C		4.540%	10/17/44	9,887	10,035
4,10 SLM Private Education Loan Trust 2012-B		3.480%	10/15/30	1,140	1,141
10,14SLM Private Education Loan Trust 2013-A		2.947%	5/17/27	12,123	12,165
4,10 SLM Private Education Loan Trust 2013-A		2.500%	3/15/47	8,000	7,893
4,10 SLM Private Education Loan Trust 2013-B		1.850%	6/17/30	10,034	9,955
4,10 SLM Private Education Loan Trust 2013-B		3.000%	5/16/44	14,700	14,409
4,10 SLM Private Education Loan Trust 2013-C		3.500%	6/15/44	5,860	5,857
4,10 SLM Private Education Loan Trust 2014-A		2.590%	1/15/26	2,653	2,646
4,10 SLM Private Education Loan Trust 2014-A		3.500%	11/15/44	4,100	4,045
13 SLM Student Loan Trust 2005-5		2.460%	4/25/25	1,846	1,846
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	4,780	4,645
4,10 SMB Private Education Loan Trust 2016-A		2.700%	5/15/31	13,434	13,145
10,14SMB Private Education Loan Trust 2016-B		3.347%	2/17/32	12,556	12,872
10,14SMB Private Education Loan Trust 2016-C		2.997%	9/15/34	12,920	13,137
10,14SMB Private Education Loan Trust 2017-A		2.797%	9/15/34	15,573	15,776
4,10 SMB Private Education Loan Trust 2017-B		2.820%	10/15/35	19,780	19,191
4,10 SMB Private Education Loan Trust 2018-A		3.500%	2/15/36	51,170	50,874
4,10 SoFi Professional Loan Program 2016-B LLC		2.740%	10/25/32	9,990	9,851
4,10 SoFi Professional Loan Program 2016-C LLC		2.360%	12/27/32	6,120	5,930
4,10 SoFi Professional Loan Program 2016-D LLC		2.340%	4/25/33	6,405	6,183
10,14SoFi Professional Loan Program 2016-D LLC		2.847%	1/25/39	4,404	4,458
4,10 SoFi Professional Loan Program 2017-A LLC		2.400%	3/26/40	2,112	2,047
4,10 SoFi Professional Loan Program 2017-B LLC		2.740%	5/25/40	14,150	13,757
10,14SoFi Professional Loan Program 2017-C LLC		2.497%	7/25/40	2,647	2,654
10	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	7,540	7,339
4,10 SoFi Professional Loan Program 2017-E LLC		1.860%	11/26/40	34,751	34,314
4,10 SoFi Professional Loan Program 2017-E LLC		2.720%	11/26/40	9,940	9,671
4,10 SoFi Professional Loan Program 2017-F LLC		2.050%	1/25/41	30,659	30,407
4,10 SoFi Professional Loan Program 2017-F LLC		2.840%	1/25/41	12,320	11,997
4,10 SoFi Professional Loan Program 2018-A LLC		2.390%	2/25/42	36,560	36,323
4,10 SoFi Professional Loan Program 2018-A LLC		2.950%	2/25/42	15,490	15,166
4,10 SoFi Professional Loan Program 2018-B LLC		3.340%	8/25/47	27,178	27,020
10 Stadshypotek AB		1.875%	10/2/19	35,320	34,832
10 Stadshypotek AB		1.750%	4/9/20	15,923	15,547
10 Stadshypotek AB		2.500%	4/5/22	32,630	31,660
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	8,025	7,940
4	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	34,390	33,862
4	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	48,153	48,002
4	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	10,715	10,511
4	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	16,935	16,663
4	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	29,333	28,910
4	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	31,940	31,037

4	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	9,688	9,405
4	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	13,000	12,618
4	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	43,200	43,084
4,10 Taco Bell Funding LLC 2016-1A		4.377%	5/25/46	8,447	8,607
4,10 Taco Bell Funding LLC 2016-1A		4.970%	5/25/46	13,548	13,884
4,10 Tesla Auto Lease Trust 2018-A		2.320%	12/20/19	41,045	40,888
4,10 Tesla Auto Lease Trust 2018-A		2.750%	2/20/20	1,480	1,472
4,10 Tesla Auto Lease Trust 2018-A		2.970%	4/20/20	1,180	1,173
4,10 Tesla Auto Lease Trust 2018-A		3.300%	5/20/20	1,330	1,319
4,10 Tesla Auto Lease Trust 2018-A		4.940%	3/22/21	560	556
4,10,11 Tidewater Auto Receivables Trust 2018-AA		3.120%	7/15/22	20,770	20,768
4,10,11 Tidewater Auto Receivables Trust 2018-AA		3.450%	11/15/24	4,346	4,346
4,10,11 Tidewater Auto Receivables Trust 2018-AA		3.840%	11/15/24	4,873	4,872
4,10,11 Tidewater Auto Receivables Trust 2018-AA		4.300%	11/15/24	1,449	1,449
4,10 TMSQ 2014-1500 Mortgage Trust		3.680%	10/10/36	24,260	23,986
10	Toronto-Dominion Bank	2.250%	3/15/21	2,210	2,157
4	Toyota Auto Receivables 2017-D Owner Trust	2.120%	2/15/23	2,790	2,723
4	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	110,490	109,428
4	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	7,287	7,195
4,10 Trafigura Securitisation Finance plc 2017-1A		2.470%	12/15/20	47,250	46,194
10,14Trillium Credit Card Trust II 2016-1A		2.618%	5/26/21	125,220	125,278
4,10 Trip Rail Master Funding LLC 2017-1A		2.709%	8/15/47	3,830	3,774
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,250	1,278
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	13,995	13,824
4,10 UBS-BAMLL Trust 2012-WRM		3.663%	6/10/30	25,038	24,886
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	9,054	8,846
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	7,560	7,487
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	2,304	2,296
4,10 Vantage Data Centers Issuer, LLC 2018-1A		4.072%	2/16/43	15,689	15,775
4,10 Verizon Owner Trust 2016-2A		1.680%	5/20/21	41,285	40,811
4,10 Verizon Owner Trust 2017-2A		1.920%	12/20/21	40,800	40,208
4,10 Verizon Owner Trust 2017-3		2.060%	4/20/22	30,000	29,516
4,10 Verizon Owner Trust 2017-3		2.380%	4/20/22	17,380	17,057
4,10 Verizon Owner Trust 2017-3		2.530%	4/20/22	18,650	18,321
4,10 Verizon Owner Trust 2018-1		2.820%	9/20/22	65,060	64,806
4,10 Verizon Owner Trust 2018-1		3.050%	9/20/22	23,660	23,540
4,10 VNDO 2012-6AVE Mortgage Trust		2.996%	11/15/30	13,561	13,356
4,10 VNDO 2013-PENN Mortgage Trust		3.808%	12/13/29	11,130	11,250
10	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	3,270	3,298
10	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	2,450	2,456
4,10 Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	9,220	9,120
10,14Volvo Financial Equipment Master Owner
	Trust 2017-A	2.397%	11/15/22	9,810	9,835
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18 Trust	3.611%	1/25/33	120	121
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7 Trust	3.132%	8/25/33	666	678
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9 Trust	3.339%	9/25/33	999	1,027

4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	29,944	29,447
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	3.539%	10/15/45	1,650	1,645
Wells Fargo Commercial Mortgage Trust
2013-LC12	3.928%	7/15/46	8,075	8,256
Wells Fargo Commercial Mortgage Trust
2013-LC12	4.218%	7/15/46	35,262	36,548
Wells Fargo Commercial Mortgage Trust
2013-LC12	4.426%	7/15/46	4,906	5,060
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	43,100	43,745
Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	7,100	7,087
Wells Fargo Commercial Mortgage Trust
2014-LC16	4.322%	8/15/50	12,250	12,588
Wells Fargo Commercial Mortgage Trust
2014-LC16	4.458%	8/15/50	6,830	6,757
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	3,285	3,241
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	26,570	25,837
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	36,515	35,652
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.451%	2/15/48	32,460	32,106
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	54,193	54,163
4 Wells Fargo Commercial Mortgage Trust
2015-C29	4.366%	6/15/48	12,420	12,026
4 Wells Fargo Commercial Mortgage Trust
2015-C30	3.411%	9/15/58	22,214	22,116
4 Wells Fargo Commercial Mortgage Trust
2015-C30	3.664%	9/15/58	20,610	20,618
4 Wells Fargo Commercial Mortgage Trust
2015-C30	4.067%	9/15/58	17,222	17,600
Wells Fargo Commercial Mortgage Trust
2015-C30	4.646%	9/15/58	11,490	11,315
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	18,856	19,084
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	8,550	8,812
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.693%	9/15/58	14,300	14,035
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	33,065	33,255
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	21,780	21,619
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.525%	12/15/49	9,590	9,464
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	11,500	11,560
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	15,680	15,336
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.157%	9/15/50	5,750	5,513

4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	65,280	63,617
4	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	45,250	44,650
4	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	39,807	38,922
4	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	17,855	17,691
4	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	6,900	6,847
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.012%	3/15/51	55,010	56,205
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.514%	3/15/51	5,973	5,920
14	Wells Fargo Dealer Floorplan Master Note
	Trust	2.547%	1/20/22	17,030	17,124
4,12 Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	3.628%	10/25/36	9,140	8,958
4,10 Wendys Funding LLC 2015-1A		4.080%	6/15/45	5,984	6,018
4,10 Wendys Funding LLC 2015-1A		4.497%	6/15/45	6,328	6,388
4,10 Wendys Funding LLC 2018-1		3.573%	3/15/48	6,458	6,289
4,10 Wendys Funding LLC 2018-1		3.884%	3/15/48	9,711	9,462
10	Westpac Banking Corp.	2.000%	3/3/20	30,961	30,457
10	Westpac Banking Corp.	2.250%	11/9/20	23,930	23,427
10	Westpac Banking Corp.	2.100%	2/25/21	2,395	2,326
10	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	35,485	35,432
4,10 WFRBS Commercial Mortgage Trust 2011-C3		4.375%	3/15/44	11,719	12,079
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	10,955	10,732
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	11,800	11,840
	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	5,056	5,075
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	4,491	4,441
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	24,344	23,872
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,860	2,828
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,230	2,191
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	22,490	22,854
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	14,980	15,492
4	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	14,650	15,342
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	3,500	3,538
4	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	9,770	10,045
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	6,710	6,799
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	27,830	28,799
	WFRBS Commercial Mortgage Trust 2013-
	C18	4.812%	12/15/46	5,775	6,088
4	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	30,300	30,795
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	23,553	24,269

4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	40,481	41,401
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.378%	5/15/47	11,110	11,264
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	4,500	4,356
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	1,665	1,655
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	45,230	45,599
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	7,130	7,081
	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	12,290	11,851
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.650%	10/15/57	13,000	13,086
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	10,655	10,875
4	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	24,615	24,651
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	2,690	2,714
	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	46,983	48,302
4	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	18,425	18,137
4	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	16,040	15,870
4	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	8,670	8,573
4	World Omni Automobile Lease Securitization
	Trust 2018-A	2.830%	7/15/21	41,890	41,743
4	World Omni Automobile Lease Securitization
	Trust 2018-A	2.940%	5/15/23	12,590	12,543
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $13,546,020)					13,367,288
Corporate Bonds (55.2%)
Finance (26.5%)
	Banking (22.0%)
	American Express Credit Corp.	2.125%	3/18/19	17,349	17,261
	American Express Credit Corp.	1.875%	5/3/19	51,135	50,672
	American Express Credit Corp.	2.250%	8/15/19	24,247	24,068
	American Express Credit Corp.	1.700%	10/30/19	13,020	12,801
	American Express Credit Corp.	2.200%	3/3/20	44,955	44,337
	American Express Credit Corp.	2.200%	10/30/20	158,870	155,450
	American Express Credit Corp.	2.250%	5/5/21	24,988	24,303
10	ANZ New Zealand International Ltd.	2.200%	7/17/20	29,275	28,651
10	Australia & New Zealand Banking Group Ltd.	2.250%	12/19/19	124,445	123,192
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	77,968	75,001
10	Banco Santander Chile	2.500%	12/15/20	82,940	80,969
	Bank of America Corp.	5.650%	5/1/18	15,500	15,501
	Bank of America Corp.	1.950%	5/12/18	29,300	29,296
	Bank of America Corp.	2.600%	1/15/19	17,203	17,209
	Bank of America Corp.	2.625%	10/19/20	43,700	43,196
	Bank of America Corp.	2.151%	11/9/20	4,515	4,410
	Bank of America Corp.	2.625%	4/19/21	37,900	37,232
4	Bank of America Corp.	2.369%	7/21/21	170,765	167,444
4	Bank of America Corp.	2.328%	10/1/21	146,370	143,015
4	Bank of America Corp.	3.124%	1/20/23	44,075	43,373
4	Bank of America Corp.	2.881%	4/24/23	29,055	28,188
4,10 Bank of America Corp.		3.004%	12/20/23	102,823	99,787

4	Bank of America Corp.	3.550%	3/5/24	137,585	136,534
	Bank of America Corp.	3.875%	8/1/25	9,555	9,463
	Bank of New York Mellon Corp.	2.100%	1/15/19	3,460	3,450
	Bank of New York Mellon Corp.	2.600%	8/17/20	19,120	18,964
	Bank of Nova Scotia	2.050%	6/5/19	10,850	10,746
	Bank of Nova Scotia	1.650%	6/14/19	25,515	25,160
	Bank of Nova Scotia	2.228%	12/11/19	249,005	246,022
	Bank of Nova Scotia	2.150%	7/14/20	18,590	18,218
	Bank of Nova Scotia	2.500%	1/8/21	36,955	36,259
10	Banque Federative du Credit Mutuel SA	2.000%	4/12/19	16,290	16,170
10	Banque Federative du Credit Mutuel SA	2.200%	7/20/20	66,200	64,715
10	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	52,970	52,306
10	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	25,495	24,861
10	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	34,855	33,698
	BB&T Corp.	2.050%	6/19/18	18,058	18,053
	BB&T Corp.	2.450%	1/15/20	46,684	46,167
10	BNP Paribas SA	3.375%	1/9/25	112,130	107,099
	BPCE SA	2.500%	7/15/19	7,500	7,453
15	BPCE SA	3.355%	4/24/20	19,310	14,696
15	BPCE SA	3.500%	4/24/20	7,950	6,052
	Branch Banking & Trust Co.	2.100%	1/15/20	21,000	20,680
	Branch Banking & Trust Co.	2.250%	6/1/20	86,765	85,281
	Branch Banking & Trust Co.	2.625%	1/15/22	55,389	54,023
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	26,845	26,121
	Capital One Bank USA NA	2.150%	11/21/18	11,650	11,624
	Capital One Bank USA NA	2.250%	2/13/19	24,420	24,312
	Capital One Bank USA NA	2.300%	6/5/19	22,420	22,256
	Capital One Financial Corp.	2.450%	4/24/19	25,525	25,448
	Capital One Financial Corp.	3.050%	3/9/22	26,645	26,037
	Citibank NA	2.100%	6/12/20	64,165	62,844
	Citibank NA	2.125%	10/20/20	216,530	211,076
	Citibank NA	2.850%	2/12/21	262,150	259,355
	Citigroup Inc.	1.750%	5/1/18	54,775	54,774
	Citigroup Inc.	2.150%	7/30/18	7,400	7,397
	Citigroup Inc.	2.550%	4/8/19	29,097	29,080
	Citigroup Inc.	2.500%	7/29/19	21,060	20,972
	Citigroup Inc.	2.450%	1/10/20	25,170	24,925
	Citigroup Inc.	2.650%	10/26/20	68,589	67,655
	Citigroup Inc.	2.700%	3/30/21	13,175	12,956
	Citigroup Inc.	2.750%	4/25/22	63,390	61,605
	Commonwealth Bank of Australia	2.250%	3/13/19	66,065	65,840
	Commonwealth Bank of Australia	2.300%	9/6/19	46,435	46,030
	Commonwealth Bank of Australia	2.300%	3/12/20	21,490	21,167
10	Commonwealth Bank of Australia	2.050%	9/18/20	71,235	69,363
	Commonwealth Bank of Australia	2.400%	11/2/20	18,055	17,695
10	Commonwealth Bank of Australia	2.000%	9/6/21	13,615	13,070
10	Commonwealth Bank of Australia	2.750%	3/10/22	68,580	66,898
10	Commonwealth Bank of Australia	2.500%	9/18/22	51,168	49,099
10	Commonwealth Bank of Australia	3.450%	3/16/23	129,374	128,488
15	Commonwealth Bank of Australia	3.720%	11/5/24	14,900	11,385
	Compass Bank	2.875%	6/29/22	63,420	61,124
	Cooperatieve Rabobank UA	2.250%	1/14/20	80,199	79,095
15	Cooperatieve Rabobank UA	5.000%	7/2/20	10,800	8,366
	Cooperatieve Rabobank UA	4.625%	12/1/23	7,800	7,981
15	Cooperatieve Rabobank UA	4.535%	7/2/25	17,100	13,184
4,10 Credit Agricole SA		4.000%	1/10/33	19,425	18,189
	Credit Suisse AG	2.300%	5/28/19	40,490	40,318

4,10 Credit Suisse Group AG		2.997%	12/14/23	20,000	19,215
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	23,415	23,269
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	11,110	11,103
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	26,350	26,176
10	Danske Bank A/S	2.750%	9/17/20	23,273	23,011
	Deutsche Bank AG	2.500%	2/13/19	7,225	7,189
	Deutsche Bank AG	2.700%	7/13/20	83,100	81,435
	Deutsche Bank AG	3.150%	1/22/21	81,800	80,282
	Discover Bank	2.600%	11/13/18	24,412	24,399
10	DNB Bank ASA	2.125%	10/2/20	71,230	69,631
10	Federation des Caisses Desjardins du
	Quebec	2.250%	10/30/20	86,625	84,553
	Fifth Third Bank	2.300%	3/15/19	26,956	26,881
	Fifth Third Bank	2.375%	4/25/19	25,627	25,566
	Fifth Third Bank	1.625%	9/27/19	42,565	41,798
	Fifth Third Bank	2.200%	10/30/20	46,125	45,033
	Fifth Third Bank	2.250%	6/14/21	28,181	27,398
	First Republic Bank	2.375%	6/17/19	47,605	47,247
	First Republic Bank	2.500%	6/6/22	86,865	83,243
	Goldman Sachs Group Inc.	2.900%	7/19/18	81,521	81,647
	Goldman Sachs Group Inc.	2.625%	1/31/19	68,810	68,819
	Goldman Sachs Group Inc.	1.950%	7/23/19	68,305	67,517
	Goldman Sachs Group Inc.	2.550%	10/23/19	27,660	27,511
	Goldman Sachs Group Inc.	2.300%	12/13/19	123,150	121,715
	Goldman Sachs Group Inc.	5.375%	3/15/20	20,957	21,818
	Goldman Sachs Group Inc.	2.750%	9/15/20	73,455	72,706
	Goldman Sachs Group Inc.	2.600%	12/27/20	245,978	242,278
	Goldman Sachs Group Inc.	2.875%	2/25/21	131,344	129,715
	Goldman Sachs Group Inc.	2.625%	4/25/21	77,334	75,645
	Goldman Sachs Group Inc.	2.350%	11/15/21	900	866
	Goldman Sachs Group Inc.	5.750%	1/24/22	37,173	40,010
	Goldman Sachs Group Inc.	3.000%	4/26/22	93,455	91,406
4	Goldman Sachs Group Inc.	2.876%	10/31/22	90,995	88,548
4	Goldman Sachs Group Inc.	2.908%	6/5/23	123,680	119,650
4	Goldman Sachs Group Inc.	3.272%	9/29/25	60,495	57,550
4	Goldman Sachs Group Inc.	4.223%	5/1/29	83,430	82,049
4	Goldman Sachs Group Inc.	4.411%	4/23/39	53,525	51,919
	HSBC Holdings plc	3.400%	3/8/21	18,015	18,061
	HSBC Holdings plc	2.950%	5/25/21	51,495	50,865
	HSBC Holdings plc	2.650%	1/5/22	75,105	72,708
4	HSBC Holdings plc	3.262%	3/13/23	202,450	199,320
	HSBC Holdings plc	3.600%	5/25/23	9,675	9,655
4	HSBC Holdings plc	3.033%	11/22/23	52,855	51,380
4	HSBC Holdings plc	4.041%	3/13/28	35,575	34,843
	HSBC Holdings plc	6.000%	11/22/65	10,760	10,620
	HSBC Holdings plc	6.250%	9/23/66	52,920	53,752
	HSBC USA Inc.	2.375%	11/13/19	48,435	48,017
	HSBC USA Inc.	2.750%	8/7/20	71,305	70,678
	Huntington Bancshares Inc.	2.600%	8/2/18	34,190	34,191
	Huntington National Bank	2.000%	6/30/18	53,720	53,694
	Huntington National Bank	2.200%	11/6/18	21,120	21,078
	Huntington National Bank	2.375%	3/10/20	54,920	54,182
	Huntington National Bank	2.875%	8/20/20	33,581	33,374
	Huntington National Bank	2.500%	8/7/22	55,115	52,876
	ICICI Bank Ltd.	4.000%	3/18/26	10,895	10,363
10	ING Bank NV	2.500%	10/1/19	25,080	24,830
10	ING Bank NV	2.450%	3/16/20	24,430	24,031

10	ING Bank NV	2.700%	8/17/20	3,907	3,858
	ING Groep NV	3.150%	3/29/22	32,120	31,615
13	Intesa Sanpaolo SPA	2.983%	7/17/19	129,745	129,822
10	Intesa Sanpaolo SPA	3.125%	7/14/22	5,000	4,822
10	Intesa Sanpaolo SPA	3.375%	1/12/23	43,900	42,508
10	Intesa Sanpaolo SPA	3.875%	7/14/27	25,201	23,644
	JPMorgan Chase & Co.	1.625%	5/15/18	3,685	3,684
	JPMorgan Chase & Co.	2.200%	10/22/19	13,806	13,675
	JPMorgan Chase & Co.	2.250%	1/23/20	36,258	35,831
	JPMorgan Chase & Co.	2.750%	6/23/20	118,678	117,840
	JPMorgan Chase & Co.	4.250%	10/15/20	25,589	26,233
	JPMorgan Chase & Co.	2.550%	10/29/20	120,454	118,697
	JPMorgan Chase & Co.	2.550%	3/1/21	24,825	24,350
	JPMorgan Chase & Co.	2.972%	1/15/23	41,642	40,552
4	JPMorgan Chase & Co.	2.776%	4/25/23	66,700	64,716
	JPMorgan Chase & Co.	2.700%	5/18/23	16,765	16,049
4	JPMorgan Chase & Co.	3.559%	4/23/24	86,030	85,583
4	JPMorgan Chase & Co.	3.220%	3/1/25	68,985	66,484
	JPMorgan Chase & Co.	3.200%	6/15/26	38,225	36,047
4	JPMorgan Chase & Co.	3.782%	2/1/28	15,845	15,398
4	JPMorgan Chase & Co.	4.005%	4/23/29	54,430	53,357
	KeyBank NA	2.350%	3/8/19	50,143	50,040
	KeyBank NA	2.500%	11/22/21	5,765	5,628
	Lloyds Banking Group plc	3.000%	1/11/22	16,255	15,918
4	Lloyds Banking Group plc	2.907%	11/7/23	78,040	75,036
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	38,480	38,399
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	34,335	33,502
13	Manufacturers & Traders Trust Co.	2.646%	12/1/21	9,755	9,756
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	14,920	14,392
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	29,613	29,284
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	134,270	129,669
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	76,075	75,606
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,400	2,396
10	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	40,390	40,038
10	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	30,625	30,125
	Mizuho Bank Ltd.	2.340%	12/4/19	185,675	183,504
	Morgan Stanley	2.450%	2/1/19	36,506	36,467
	Morgan Stanley	2.375%	7/23/19	40,577	40,382
	Morgan Stanley	5.625%	9/23/19	7,458	7,721
	Morgan Stanley	2.650%	1/27/20	55,713	55,370
	Morgan Stanley	2.800%	6/16/20	50,742	50,385
	Morgan Stanley	2.500%	4/21/21	42,819	41,794
	Morgan Stanley	2.625%	11/17/21	172,919	168,349
	Morgan Stanley	2.750%	5/19/22	79,850	77,390
	Morgan Stanley	3.125%	1/23/23	65,955	64,422
13	Morgan Stanley	3.011%	5/8/24	31,700	32,275
	MUFG Americas Holdings Corp.	2.250%	2/10/20	29,300	28,841
10	MUFG Bank Ltd.	2.300%	3/10/19	11,750	11,696
10	MUFG Bank Ltd.	2.300%	3/5/20	86,293	84,889
10	MUFG Bank Ltd.	2.750%	9/14/20	79,000	78,006
	MUFG Union Bank NA	2.250%	5/6/19	24,420	24,252
	National Australia Bank Ltd.	1.375%	7/12/19	20,250	19,926
	National Australia Bank Ltd.	2.250%	1/10/20	34,555	34,082
	National Australia Bank Ltd.	1.875%	7/12/21	10,000	9,561
	National Australia Bank Ltd.	2.800%	1/10/22	4,275	4,186
	National Australia Bank Ltd.	2.500%	5/22/22	22,760	21,920
	National Bank of Canada	2.150%	6/12/20	39,130	38,394

	National Bank of Canada	2.200%	11/2/20	151,645	147,652
	National City Corp.	6.875%	5/15/19	8,085	8,419
4,10 Nationwide Building Society		3.766%	3/8/24	37,520	37,051
10	Nordea Bank AB	2.500%	9/17/20	12,568	12,380
4	Oversea-Chinese Banking Corp. Ltd.	4.000%	10/15/24	19,600	19,664
	PNC Bank NA	2.250%	7/2/19	44,590	44,378
	PNC Bank NA	2.400%	10/18/19	71,148	70,638
	PNC Bank NA	2.300%	6/1/20	14,636	14,400
	PNC Bank NA	2.600%	7/21/20	43,010	42,537
	PNC Bank NA	2.450%	11/5/20	15,636	15,370
	PNC Bank NA	2.150%	4/29/21	14,236	13,819
	PNC Bank NA	2.550%	12/9/21	29,340	28,573
	PNC Bank NA	2.625%	2/17/22	89,020	86,589
	PNC Funding Corp.	5.125%	2/8/20	7,230	7,493
	Regions Bank	7.500%	5/15/18	7,579	7,593
	Regions Financial Corp.	2.750%	8/14/22	10,605	10,224
	Royal Bank of Canada	2.150%	3/15/19	30,550	30,402
	Royal Bank of Canada	1.500%	7/29/19	53,815	52,937
	Royal Bank of Canada	2.150%	10/26/20	223,633	218,612
	Royal Bank of Canada	2.350%	10/30/20	7,170	7,034
	Santander Holdings USA Inc.	2.700%	5/24/19	17,071	17,027
	Santander Holdings USA Inc.	3.700%	3/28/22	60,955	60,377
	Santander Holdings USA Inc.	3.400%	1/18/23	52,605	50,964
	Santander UK plc	2.000%	8/24/18	16,087	16,054
	Santander UK plc	2.500%	3/14/19	65,240	65,100
	Santander UK plc	2.350%	9/10/19	64,539	63,929
	Skandinaviska Enskilda Banken AB	2.300%	3/11/20	42,260	41,626
	Skandinaviska Enskilda Banken AB	5.750%	12/31/49	19,975	20,166
	Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	90,305	88,956
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	124,290	123,052
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	62,735	60,819
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	28,480	27,507
	SunTrust Bank	2.250%	1/31/20	34,185	33,742
	SunTrust Bank	2.450%	8/1/22	55,075	52,801
	SunTrust Banks Inc.	2.900%	3/3/21	16,407	16,224
	Svenska Handelsbanken AB	2.500%	1/25/19	22,830	22,801
	Svenska Handelsbanken AB	1.500%	9/6/19	14,415	14,138
	Svenska Handelsbanken AB	1.950%	9/8/20	34,155	33,213
	Svenska Handelsbanken AB	2.450%	3/30/21	62,135	60,674
	Svenska Handelsbanken AB	1.875%	9/7/21	35,465	33,828
10	Swedbank AB	2.800%	3/14/22	53,955	52,840
	Synchrony Bank	3.000%	6/15/22	60,010	57,718
	Synchrony Financial	2.600%	1/15/19	16,640	16,609
	Synchrony Financial	3.000%	8/15/19	93,195	92,938
	Synchrony Financial	2.700%	2/3/20	39,200	38,736
	Synchrony Financial	4.250%	8/15/24	3,425	3,369
	Synchrony Financial	4.500%	7/23/25	9,645	9,503
	Toronto-Dominion Bank	1.450%	8/13/19	3,313	3,258
	Toronto-Dominion Bank	1.900%	10/24/19	182,690	180,050
	Toronto-Dominion Bank	2.250%	11/5/19	41,410	41,012
	UBS AG	2.350%	3/26/20	8,300	8,176
10	UBS AG	2.200%	6/8/20	85,550	83,729
10	UBS AG	2.450%	12/1/20	144,035	140,973
10	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	9,507	9,423
10	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	40,062	39,467
10	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	43,420	41,876
10	UBS Group Funding Switzerland AG	3.491%	5/23/23	64,690	63,503

4,10 UBS Group Funding Switzerland AG		2.859%	8/15/23	150,408	144,094
4	United Overseas Bank Ltd.	3.750%	9/19/24	11,360	11,365
	US Bank NA	2.125%	10/28/19	20,765	20,558
	US Bank NA	2.050%	10/23/20	73,201	71,426
11,16Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	2.600%	7/22/20	16,480	16,306
	Wells Fargo & Co.	2.100%	7/26/21	19,560	18,785
	Wells Fargo & Co.	2.625%	7/22/22	96,200	92,392
	Wells Fargo Bank NA	2.400%	1/15/20	303,485	300,754
	Westpac Banking Corp.	1.600%	8/19/19	40,090	39,438
	Westpac Banking Corp.	4.875%	11/19/19	35,464	36,442
	Westpac Banking Corp.	2.300%	5/26/20	3,665	3,600
	Westpac Banking Corp.	2.600%	11/23/20	8,810	8,690
	Westpac Banking Corp.	2.650%	1/25/21	104,055	102,505
	Westpac Banking Corp.	2.100%	5/13/21	29,034	28,058
	Westpac Banking Corp.	2.000%	8/19/21	81,740	78,510
	Westpac Banking Corp.	2.750%	1/11/23	108,480	104,920
	Westpac Banking Corp.	3.350%	3/8/27	15,340	14,692
4	Westpac Banking Corp.	4.322%	11/23/31	40,250	39,406

	Brokerage (0.2%)
	Brookfield Finance Inc.	3.900%	1/25/28	39,685	37,735
	Charles Schwab Corp.	2.650%	1/25/23	20,840	20,166
	Jefferies Group LLC / Jefferies Group Capital
	Finance Inc.	4.150%	1/23/30	9,905	9,074
	Legg Mason Inc.	2.700%	7/15/19	5,860	5,828
11,16Lehman Brothers Holdings E-Capital Trust I		3.589%	8/19/65	9,410	1
	Nomura Holdings Inc.	2.750%	3/19/19	26,430	26,362
	Stifel Financial Corp.	3.500%	12/1/20	10,695	10,670
	Stifel Financial Corp.	4.250%	7/18/24	2,880	2,857
	TD Ameritrade Holding Corp.	2.950%	4/1/22	17,515	17,213

	Finance Companies (0.5%)
	GE Capital International Funding Co.
	Unlimited Co.	2.342%	11/15/20	243,198	237,422
	GE Capital International Funding Co.
	Unlimited Co.	4.418%	11/15/35	38,095	36,189
10	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	14,555	14,065

	Insurance (2.6%)
	Aetna Inc.	1.700%	6/7/18	17,865	17,855
	Aetna Inc.	2.800%	6/15/23	9,565	9,079
	Aflac Inc.	3.625%	6/15/23	5,860	5,898
10	AIG Global Funding	2.150%	7/2/20	14,635	14,323
10	AIG Global Funding	2.700%	12/15/21	13,080	12,756
	Alleghany Corp.	5.625%	9/15/20	8,890	9,336
	American International Group Inc.	2.300%	7/16/19	5,036	4,989
	American International Group Inc.	4.125%	2/15/24	6,155	6,185
	American International Group Inc.	3.750%	7/10/25	8,264	8,038
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	25,904	27,327
	AXIS Specialty Finance LLC	5.875%	6/1/20	1,508	1,576
	AXIS Specialty Finance plc	2.650%	4/1/19	14,650	14,559
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	24,144	24,172
	Berkshire Hathaway Finance Corp.	1.300%	8/15/19	36,720	36,103
	Berkshire Hathaway Inc.	2.100%	8/14/19	4,875	4,838
	Berkshire Hathaway Inc.	2.750%	3/15/23	57,493	55,944

	Brighthouse Financial Inc.	3.700%	6/22/27	16,720	15,050
	Chubb INA Holdings Inc.	2.300%	11/3/20	35,020	34,322
	Chubb INA Holdings Inc.	2.875%	11/3/22	9,920	9,711
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,875	5,678
17	Chubb INA Holdings Inc.	2.500%	3/15/38	64,929	79,667
	Enstar Group Ltd.	4.500%	3/10/22	28,334	28,228
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	9,875	9,871
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	19,265	18,952
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	3,325	3,458
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	38,840	37,780
10	MassMutual Global Funding II	2.100%	8/2/18	12,735	12,724
10	MassMutual Global Funding II	1.950%	9/22/20	43,160	42,031
10	MassMutual Global Funding II	2.500%	4/13/22	5,590	5,407
10	MassMutual Global Funding II	2.500%	10/17/22	19,165	18,392
10	MassMutual Global Funding II	2.750%	6/22/24	24,695	23,522
	MetLife Inc.	6.817%	8/15/18	13,300	13,476
	MetLife Inc.	7.717%	2/15/19	9,219	9,567
	MetLife Inc.	5.250%	12/29/49	7,005	7,159
10	Metropolitan Life Global Funding I	2.300%	4/10/19	21,731	21,648
10	Metropolitan Life Global Funding I	1.550%	9/13/19	18,115	17,789
10	Metropolitan Life Global Funding I	2.400%	1/8/21	149,585	146,553
10	Metropolitan Life Global Funding I	1.950%	9/15/21	19,535	18,662
10	Metropolitan Life Global Funding I	3.000%	1/10/23	11,200	10,924
10	New York Life Global Funding	1.950%	2/11/20	17,975	17,658
10	New York Life Global Funding	1.950%	9/28/20	51,900	50,534
10	New York Life Global Funding	2.900%	1/17/24	9,918	9,587
10	Pricoa Global Funding I	2.550%	11/24/20	6,830	6,728
10	Pricoa Global Funding I	2.200%	6/3/21	9,790	9,475
10	Pricoa Global Funding I	2.450%	9/21/22	17,390	16,678
10	Principal Life Global Funding II	2.204%	12/11/19	216,925	214,114
10	Principal Life Global Funding II	2.200%	4/8/20	28,665	28,198
	Prudential Financial Inc.	7.375%	6/15/19	10,442	10,963
	Prudential Financial Inc.	4.500%	11/15/20	1,423	1,468
	Prudential Financial Inc.	4.500%	11/16/21	10,789	11,198
4	Prudential Financial Inc.	5.375%	5/15/45	12,290	12,430
	Reinsurance Group of America Inc.	6.450%	11/15/19	21,183	22,218
	Reinsurance Group of America Inc.	3.950%	9/15/26	21,496	21,016
10	Reliance Standard Life Global Funding II	2.150%	10/15/18	27,320	27,250
10	Reliance Standard Life Global Funding II	2.500%	1/15/20	52,630	51,966
10	Reliance Standard Life Global Funding II	2.375%	5/4/20	18,020	17,680
10	Reliance Standard Life Global Funding II	3.050%	1/20/21	8,275	8,204
10	Securian Financial Group Inc.	4.800%	4/15/48	102,062	101,473
10	Swiss Re Treasury US Corp.	2.875%	12/6/22	9,070	8,796
10	TIAA Asset Management Finance Co. LLC	2.950%	11/1/19	60,100	60,147
	Torchmark Corp.	9.250%	6/15/19	7,053	7,527
	Travelers Cos. Inc.	5.800%	5/15/18	2,273	2,276
	Travelers Cos. Inc.	5.900%	6/2/19	2,930	3,025
	Travelers Cos. Inc.	3.900%	11/1/20	4,300	4,374
	UnitedHealth Group Inc.	1.900%	7/16/18	20,510	20,500
	UnitedHealth Group Inc.	2.700%	7/15/20	10,980	10,925

	Other Finance (0.1%)
10	Mitsui Fudosan Co. Ltd.	2.950%	1/23/23	9,595	9,379
	ORIX Corp.	2.900%	7/18/22	22,445	21,696

	Real Estate Investment Trusts (1.1%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	29,896	29,632

	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	45,115	42,926
	Brandywine Operating Partnership LP	3.950%	2/15/23	24,280	24,233
	Brandywine Operating Partnership LP	4.100%	10/1/24	7,205	7,084
	Brandywine Operating Partnership LP	3.950%	11/15/27	40,025	38,096
	Brixmor Operating Partnership LP	3.650%	6/15/24	26,820	25,856
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,895	5,714
	Brixmor Operating Partnership LP	4.125%	6/15/26	29,930	28,976
	Brixmor Operating Partnership LP	3.900%	3/15/27	19,510	18,429
	Camden Property Trust	4.875%	6/15/23	2,400	2,515
	Camden Property Trust	4.250%	1/15/24	5,900	6,037
	Camden Property Trust	3.500%	9/15/24	1,785	1,748
	DDR Corp.	3.625%	2/1/25	2,951	2,799
	DDR Corp.	4.250%	2/1/26	13,025	12,689
	Digital Realty Trust LP	3.400%	10/1/20	22,047	22,099
	Digital Realty Trust LP	3.950%	7/1/22	34,798	35,071
	ERP Operating LP	2.375%	7/1/19	4,875	4,845
	ERP Operating LP	4.750%	7/15/20	2,349	2,419
	Federal Realty Investment Trust	2.550%	1/15/21	9,351	9,165
10	Goodman Australia Industrial Fund	3.400%	9/30/26	17,000	15,861
	HCP Inc.	2.625%	2/1/20	12,357	12,203
	HCP Inc.	4.250%	11/15/23	7,420	7,488
	HCP Inc.	4.200%	3/1/24	7,815	7,797
	HCP Inc.	3.400%	2/1/25	11,470	10,858
	HCP Inc.	4.000%	6/1/25	8,880	8,698
	Healthcare Trust of America Holdings LP	2.950%	7/1/22	14,635	14,183
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	13,139	12,955
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	9,850	9,224
	Liberty Property LP	4.750%	10/1/20	10,940	11,267
	Liberty Property LP	3.750%	4/1/25	3,575	3,496
	Realty Income Corp.	5.750%	1/15/21	3,905	4,120
	Realty Income Corp.	3.250%	10/15/22	63,430	62,257
	Realty Income Corp.	3.875%	4/15/25	19,295	18,966
	Realty Income Corp.	4.125%	10/15/26	19,045	18,811
10	Scentre Group Trust 1 / Scentre Group Trust
	2	3.750%	3/23/27	28,575	27,682
	Senior Housing Properties Trust	3.250%	5/1/19	36,150	36,074
	Simon Property Group LP	4.375%	3/1/21	7,375	7,587
	Simon Property Group LP	2.350%	1/30/22	12,290	11,834
	Ventas Realty LP	3.500%	2/1/25	3,330	3,200
	VEREIT Operating Partnership LP	3.000%	2/6/19	22,495	22,458
	Welltower Inc.	4.125%	4/1/19	46,860	47,235
					16,259,924
Industrial (24.5%)
	Basic Industry (0.6%)
10	Air Liquide Finance SA	1.375%	9/27/19	44,940	43,985
10	Air Liquide Finance SA	1.750%	9/27/21	61,675	58,667
10	Air Liquide Finance SA	2.250%	9/27/23	8,407	7,865
	Airgas Inc.	2.375%	2/15/20	14,825	14,658
10	Chevron Phillips Chemical Co LLC / Chevron
	Phillips Chemical Co LP	3.300%	5/1/23	34,115	33,969
	EI du Pont de Nemours & Co.	6.000%	7/15/18	27,383	27,570
15	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	4,160	3,196
	Nutrien Ltd.	6.750%	1/15/19	31,740	32,585
	Nutrien Ltd.	6.500%	5/15/19	11,456	11,880
	PPG Industries Inc.	2.300%	11/15/19	27,820	27,585
	Praxair Inc.	4.500%	8/15/19	29,565	30,215
	Vale Overseas Ltd.	4.375%	1/11/22	4,708	4,767

	WestRock MWV LLC	7.375%	9/1/19	23,265	24,542
	WestRock RKT Co.	4.450%	3/1/19	11,114	11,239
	WestRock RKT Co.	4.900%	3/1/22	2,745	2,866
	WestRock RKT Co.	4.000%	3/1/23	21,986	22,242

	Capital Goods (3.3%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	8,400	8,782
10	Berry Global Inc.	4.500%	2/15/26	7,875	7,521
	Caterpillar Financial Services Corp.	1.800%	11/13/18	25,314	25,217
	Caterpillar Financial Services Corp.	7.150%	2/15/19	47,540	49,082
	Caterpillar Financial Services Corp.	1.900%	3/22/19	11,936	11,856
	Caterpillar Financial Services Corp.	1.350%	5/18/19	32,370	31,927
	Caterpillar Financial Services Corp.	2.000%	11/29/19	39,145	38,685
	Caterpillar Financial Services Corp.	1.850%	9/4/20	9,755	9,498
	Caterpillar Financial Services Corp.	1.931%	10/1/21	100,075	95,456
	Caterpillar Financial Services Corp.	2.400%	6/6/22	7,020	6,776
	Caterpillar Financial Services Corp.	3.300%	6/9/24	21,550	21,118
	CNH Industrial Capital LLC	3.375%	7/15/19	16,065	16,085
	CNH Industrial Capital LLC	4.375%	11/6/20	19,978	20,403
	CNH Industrial Capital LLC	4.875%	4/1/21	3,830	3,959
	CNH Industrial Capital LLC	3.875%	10/15/21	8,470	8,491
	CNH Industrial Capital LLC	4.375%	4/5/22	23,205	23,495
	CNH Industrial NV	3.850%	11/15/27	25,555	24,405
	Embraer Netherlands Finance BV	5.400%	2/1/27	8,565	9,143
	General Electric Co.	5.625%	5/1/18	5,855	5,856
	General Electric Co.	6.000%	8/7/19	30,727	31,831
	General Electric Co.	5.500%	1/8/20	24,796	25,753
	General Electric Co.	2.200%	1/9/20	61,468	60,619
	General Electric Co.	5.550%	5/4/20	22,442	23,460
	General Electric Co.	4.375%	9/16/20	78,135	80,203
	General Electric Co.	4.625%	1/7/21	115,359	119,174
	General Electric Co.	5.300%	2/11/21	20,191	21,174
	General Electric Co.	4.650%	10/17/21	46,909	48,847
	General Electric Co.	2.700%	10/9/22	11,411	10,996
17	General Electric Co.	2.125%	5/17/37	44,225	49,813
	General Electric Co.	4.500%	3/11/44	60,755	58,100
	General Electric Co.	5.000%	12/31/49	423,529	419,294
10	General Electric Co. / LJ VP Holdings LLC	3.800%	6/18/19	15,205	15,358
10	Huntington Ingalls Industries Inc.	5.000%	11/15/25	41,710	43,743
	Illinois Tool Works Inc.	3.375%	9/15/21	17,075	17,140
	John Deere Capital Corp.	2.300%	9/16/19	33,675	33,420
	John Deere Capital Corp.	1.250%	10/9/19	18,800	18,401
	John Deere Capital Corp.	1.950%	6/22/20	24,390	23,871
	John Deere Capital Corp.	2.375%	7/14/20	51,283	50,579
	John Deere Capital Corp.	2.450%	9/11/20	43,491	42,897
	John Deere Capital Corp.	2.350%	1/8/21	73,165	71,810
	John Deere Capital Corp.	2.800%	3/4/21	32,710	32,380
	John Deere Capital Corp.	3.900%	7/12/21	9,760	9,958
	John Deere Capital Corp.	2.650%	6/24/24	14,645	13,900
	Parker-Hannifin Corp.	5.500%	5/15/18	3,615	3,619
	Raytheon Co.	4.400%	2/15/20	2,070	2,124
10	Siemens Financieringsmaatschappij NV	2.200%	3/16/20	225,720	223,005
10	Siemens Financieringsmaatschappij NV	2.150%	5/27/20	5,262	5,186
	Textron Inc.	7.250%	10/1/19	12,114	12,780
	United Rentals North America Inc.	4.625%	7/15/23	46,770	47,121
	United Rentals North America Inc.	5.875%	9/15/26	6,720	7,006

	United Rentals North America Inc.	5.500%	5/15/27	9,830	9,781

	Communication (2.6%)
	21st Century Fox America Inc.	7.250%	5/18/18	7,205	7,220
	Activision Blizzard Inc.	2.300%	9/15/21	15,350	14,815
	Activision Blizzard Inc.	2.600%	6/15/22	24,400	23,551
10	Activision Blizzard Inc.	6.125%	9/15/23	22,008	22,888
	America Movil SAB de CV	5.000%	10/16/19	19,268	19,772
	America Movil SAB de CV	5.000%	3/30/20	52,683	54,281
10	American Tower Trust #1	3.652%	3/23/28	13,190	13,051
	AT&T Inc.	5.600%	5/15/18	6,038	6,045
	AT&T Inc.	5.800%	2/15/19	27,420	28,044
	AT&T Inc.	5.875%	10/1/19	62,076	64,565
	AT&T Inc.	5.200%	3/15/20	14,209	14,727
	AT&T Inc.	2.800%	2/17/21	48,131	47,526
	AT&T Inc.	3.000%	6/30/22	1,496	1,459
	AT&T Inc.	3.600%	2/17/23	19,500	19,394
	AT&T Inc.	4.900%	8/14/37	14,620	14,784
	AT&T Inc.	5.150%	2/14/50	56,530	57,166
	CBS Corp.	2.300%	8/15/19	1,980	1,960
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	3.579%	7/23/20	81,995	82,189
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	4.464%	7/23/22	10,190	10,346
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	4.908%	7/23/25	24,615	25,000
	Comcast Corp.	5.150%	3/1/20	13,900	14,436
	Comcast Corp.	3.375%	8/15/25	13,130	12,753
	Crown Castle International Corp.	3.400%	2/15/21	38,418	38,443
	Crown Castle International Corp.	2.250%	9/1/21	4,700	4,512
	Crown Castle International Corp.	4.875%	4/15/22	11,800	12,290
	Crown Castle International Corp.	4.450%	2/15/26	16,500	16,478
	Deutsche Telekom International Finance BV	6.750%	8/20/18	10,804	10,935
	Discovery Communications LLC	2.200%	9/20/19	24,315	24,009
10	Discovery Communications LLC	2.750%	11/15/19	16,550	16,455
10	Discovery Communications LLC	2.800%	6/15/20	42,197	41,703
	Discovery Communications LLC	4.375%	6/15/21	9,750	9,973
	Discovery Communications LLC	3.800%	3/13/24	15,170	14,888
	Electronic Arts Inc.	3.700%	3/1/21	14,650	14,797
10	NBCUniversal Enterprise Inc.	1.974%	4/15/19	86,650	86,000
	NBCUniversal Media LLC	5.150%	4/30/20	28,055	29,224
	NBCUniversal Media LLC	4.375%	4/1/21	34,190	35,382
	NBCUniversal Media LLC	2.875%	1/15/23	23,890	23,243
	Omnicom Group Inc.	6.250%	7/15/19	5,860	6,083
	Orange SA	2.750%	2/6/19	29,240	29,240
	Qwest Corp.	6.750%	12/1/21	21,579	23,268
10	SES Global Americas Holdings GP	2.500%	3/25/19	53,705	53,231
10	Sirius XM Radio Inc.	6.000%	7/15/24	18,825	19,366
10	Sky plc	2.625%	9/16/19	12,200	12,109
	T-Mobile USA Inc.	6.000%	3/1/23	32,977	34,214
	T-Mobile USA Inc.	4.500%	2/1/26	8,080	7,777
	Time Warner Cable LLC	6.750%	7/1/18	76,655	77,224
	Time Warner Cable LLC	8.750%	2/14/19	18,305	19,106
	Time Warner Cable LLC	8.250%	4/1/19	23,445	24,553
	Time Warner Inc.	4.875%	3/15/20	14,940	15,408
	Verizon Communications Inc.	3.450%	3/15/21	80,047	80,691
	Verizon Communications Inc.	3.000%	11/1/21	25,266	25,015

	Verizon Communications Inc.	3.500%	11/1/21	23,463	23,637
	Verizon Communications Inc.	3.125%	3/16/22	219,249	216,572
	Verizon Communications Inc.	3.500%	11/1/24	1,540	1,512
	Viacom Inc.	5.625%	9/15/19	3,195	3,291

	Consumer Cyclical (2.8%)
10	1011778 BC ULC / New Red Finance Inc.	4.625%	1/15/22	16,190	16,230
	Alibaba Group Holding Ltd.	2.500%	11/28/19	9,314	9,245
10	Alimentation Couche-Tard Inc.	2.700%	7/26/22	59,525	57,157
	American Axle & Manufacturing Inc.	7.750%	11/15/19	5,808	6,164
	American Honda Finance Corp.	2.250%	8/15/19	41,660	41,364
	American Honda Finance Corp.	2.000%	11/13/19	24,385	24,067
	American Honda Finance Corp.	1.950%	7/20/20	14,640	14,296
	American Honda Finance Corp.	2.450%	9/24/20	16,675	16,455
	AutoZone Inc.	2.875%	1/15/23	4,544	4,387
10	BMW US Capital LLC	3.450%	4/12/23	86,000	85,301
10	BMW US Capital LLC	3.750%	4/12/28	43,000	42,384
	Dollar Tree Inc.	5.750%	3/1/23	3,223	3,363
	Ford Motor Credit Co. LLC	2.597%	11/4/19	7,615	7,551
	Ford Motor Credit Co. LLC	2.459%	3/27/20	19,535	19,236
15	Ford Motor Credit Co. LLC	3.588%	6/2/20	17,762	13,531
	Ford Motor Credit Co. LLC	5.750%	2/1/21	11,559	12,189
	Ford Motor Credit Co. LLC	3.339%	3/28/22	29,275	28,639
	Ford Motor Credit Co. LLC	2.979%	8/3/22	8,780	8,434
	Ford Motor Credit Co. LLC	4.250%	9/20/22	11,635	11,725
	General Motors Co.	3.500%	10/2/18	36,615	36,741
	General Motors Co.	4.875%	10/2/23	33,504	34,516
	General Motors Financial Co. Inc.	6.750%	6/1/18	46,749	46,903
	General Motors Financial Co. Inc.	3.100%	1/15/19	5,220	5,230
	General Motors Financial Co. Inc.	2.400%	5/9/19	38,333	38,117
	General Motors Financial Co. Inc.	3.500%	7/10/19	29,234	29,397
	General Motors Financial Co. Inc.	3.700%	11/24/20	29,280	29,447
	General Motors Financial Co. Inc.	4.200%	3/1/21	36,658	37,269
	General Motors Financial Co. Inc.	3.200%	7/6/21	38,623	38,158
	General Motors Financial Co. Inc.	4.375%	9/25/21	2,660	2,716
	General Motors Financial Co. Inc.	3.450%	1/14/22	42,190	41,677
	General Motors Financial Co. Inc.	3.150%	6/30/22	29,270	28,472
	General Motors Financial Co. Inc.	3.250%	1/5/23	19,510	18,855
	General Motors Financial Co. Inc.	3.700%	5/9/23	10,461	10,290
	General Motors Financial Co. Inc.	4.250%	5/15/23	9,107	9,158
	General Motors Financial Co. Inc.	4.350%	4/9/25	33,500	33,161
10	Harley-Davidson Financial Services Inc.	2.250%	1/15/19	73,515	73,339
10	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	67,134	66,467
10	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	62,102	60,900
10	Harley-Davidson Financial Services Inc.	2.400%	6/15/20	69,387	68,055
10	Harley-Davidson Financial Services Inc.	2.850%	1/15/21	6,244	6,157
10	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	41,944	40,132
10	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	26,785	26,187
10	Harley-Davidson Funding Corp.	6.800%	6/15/18	3,665	3,684
10	Hyundai Capital America	3.100%	4/5/22	5,150	5,008
18	Jaguar Land Rover Automotive plc	5.000%	2/15/22	11,441	16,615
	Lowe's Cos. Inc.	1.150%	4/15/19	12,150	11,990
	Lowe's Cos. Inc.	4.625%	4/15/20	19,120	19,597
	Macy's Retail Holdings Inc.	3.450%	1/15/21	14,640	14,530
	Mastercard Inc.	2.000%	4/1/19	9,620	9,561
	McDonald's Corp.	2.100%	12/7/18	11,710	11,693
10	Nissan Motor Acceptance Corp.	2.000%	3/8/19	32,910	32,697

10	Nissan Motor Acceptance Corp.	1.550%	9/13/19	2,365	2,319
10	Nissan Motor Acceptance Corp.	2.550%	3/8/21	6,380	6,238
10	Nissan Motor Acceptance Corp.	1.900%	9/14/21	11,962	11,391
	PACCAR Financial Corp.	2.200%	9/15/19	19,025	18,891
	PACCAR Financial Corp.	2.500%	8/14/20	2,930	2,901
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	5,250	5,142
	Starbucks Corp.	2.100%	2/4/21	12,420	12,109
	TJX Cos. Inc.	2.750%	6/15/21	48,345	47,825
	Toyota Motor Credit Corp.	2.100%	1/17/19	19,530	19,483
	Toyota Motor Credit Corp.	2.125%	7/18/19	104,075	103,408
	Toyota Motor Credit Corp.	2.200%	1/10/20	58,555	57,871
	Toyota Motor Credit Corp.	1.900%	4/8/21	3,610	3,497
	Toyota Motor Credit Corp.	2.750%	5/17/21	11,710	11,591
	Toyota Motor Credit Corp.	3.400%	9/15/21	9,683	9,749
	Visa Inc.	2.200%	12/14/20	18,882	18,577
	Visa Inc.	2.800%	12/14/22	21,570	21,171
10	Volkswagen Group of America Finance LLC	1.650%	5/22/18	3,465	3,463
	Walmart Inc.	2.350%	12/15/22	30,910	29,965

	Consumer Noncyclical (5.0%)
	AbbVie Inc.	1.800%	5/14/18	126,410	126,389
	Altria Group Inc.	9.250%	8/6/19	69,792	75,267
	Altria Group Inc.	4.750%	5/5/21	40,225	41,890
	AmerisourceBergen Corp.	3.500%	11/15/21	7,200	7,209
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	347,656	343,526
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	14,670	14,546
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	21,145	22,357
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	25,250	24,382
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	73,115	72,654
10	Aramark Services Inc.	5.000%	2/1/28	4,045	3,944
10	BAT Capital Corp.	2.764%	8/15/22	44,000	42,222
10	BAT Capital Corp.	3.222%	8/15/24	48,735	46,202
	Baxalta Inc.	2.000%	6/22/18	6,885	6,881
	Baxalta Inc.	2.875%	6/23/20	86,737	85,756
	Becton Dickinson & Co.	2.675%	12/15/19	49,652	49,207
	Becton Dickinson & Co.	3.125%	11/8/21	34,675	34,064
	Becton Dickinson & Co.	2.894%	6/6/22	44,000	42,543
	Campbell Soup Co.	3.650%	3/15/23	156,650	155,514
	Campbell Soup Co.	3.950%	3/15/25	10,230	10,091
	Campbell Soup Co.	4.150%	3/15/28	23,250	22,589
10	Cargill Inc.	3.050%	4/19/21	71,700	71,410
10	Cargill Inc.	3.250%	11/15/21	9,750	9,713
10	Cargill Inc.	3.250%	3/1/23	24,500	24,279
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	2,900	2,901
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	9,800	9,785
	Conagra Brands Inc.	4.950%	8/15/20	2,679	2,752
	CVS Health Corp.	1.900%	7/20/18	16,605	16,587
	CVS Health Corp.	2.250%	12/5/18	19,520	19,497
	CVS Health Corp.	3.350%	3/9/21	161,200	161,442
	CVS Health Corp.	3.700%	3/9/23	268,905	267,905
	Dignity Health California GO	2.637%	11/1/19	2,000	1,984
	Edwards Lifesciences Corp.	2.875%	10/15/18	24,400	24,399
	Express Scripts Holding Co.	2.600%	11/30/20	40,693	39,919
	Express Scripts Holding Co.	4.750%	11/15/21	12,200	12,632
	Express Scripts Holding Co.	3.000%	7/15/23	34,100	32,413
	Express Scripts Holding Co.	3.500%	6/15/24	33,000	31,619
	Express Scripts Holding Co.	4.500%	2/25/26	9,800	9,806

	General Mills Inc.	3.200%	4/16/21	13,350	13,352
	General Mills Inc.	3.700%	10/17/23	20,000	19,967
	General Mills Inc.	4.000%	4/17/25	26,895	26,686
	General Mills Inc.	4.200%	4/17/28	30,000	29,617
	Gilead Sciences Inc.	1.850%	9/20/19	28,785	28,421
	Gilead Sciences Inc.	2.550%	9/1/20	102,951	102,037
	Gilead Sciences Inc.	4.400%	12/1/21	20,510	21,298
	Gilead Sciences Inc.	3.700%	4/1/24	32,980	33,199
10	Grupo Bimbo SAB de CV	4.500%	1/25/22	11,180	11,420
	HCA Inc.	3.750%	3/15/19	19,233	19,281
	HCA Inc.	4.250%	10/15/19	23,157	23,331
	HCA Inc.	6.500%	2/15/20	21,455	22,447
	HCA Inc.	5.875%	3/15/22	4,880	5,142
	Hershey Co.	1.600%	8/21/18	3,060	3,050
10	Hologic Inc.	4.375%	10/15/25	14,000	13,475
	Kraft Foods Group Inc.	6.125%	8/23/18	14,240	14,395
	Kroger Co.	2.950%	11/1/21	30,288	29,809
	McKesson Corp.	2.284%	3/15/19	34,250	34,079
	Medtronic Inc.	2.500%	3/15/20	31,135	30,929
	Medtronic Inc.	3.625%	3/15/24	7,512	7,524
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	7,320	7,514
	Newell Brands Inc.	2.600%	3/29/19	3,286	3,274
	Newell Brands Inc.	2.875%	12/1/19	36,585	36,500
	Newell Brands Inc.	3.850%	4/1/23	17,270	17,122
10	Pernod Ricard SA	5.750%	4/7/21	4,850	5,173
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	338	333
	Pharmacia LLC	6.500%	12/1/18	8,300	8,476
10	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	79,300	75,648
10	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	13,549	12,760
	Reynolds American Inc.	2.300%	6/12/18	63,188	63,177
	Reynolds American Inc.	8.125%	6/23/19	53,388	56,386
10	Roche Holdings Inc.	2.250%	9/30/19	23,490	23,323
10	Roche Holdings Inc.	3.350%	9/30/24	8,000	7,921
	Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	79,748	78,340
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	9,030	8,658
	Stryker Corp.	2.000%	3/8/19	9,850	9,795
	Teva Pharmaceutical Finance Netherlands III
	BV	2.200%	7/21/21	40,435	36,486
	The Kroger Co.	6.800%	12/15/18	5,950	6,097
	The Kroger Co.	2.000%	1/15/19	14,700	14,609
	The Kroger Co.	2.300%	1/15/19	31,250	31,133
	The Kroger Co.	6.150%	1/15/20	17,950	18,845
	The Kroger Co.	2.600%	2/1/21	39,050	38,232
	The Kroger Co.	2.800%	8/1/22	13,900	13,437
	Zimmer Biomet Holdings Inc.	2.700%	4/1/20	59,883	59,302

	Energy (4.8%)
	Andeavor	4.750%	12/15/23	18,500	19,309
	Andeavor	4.500%	4/1/48	6,560	6,124
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	5.500%	10/15/19	33,520	34,484
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	3.500%	12/1/22	31,634	31,001
	Baker Hughes a GE Co. LLC / Baker Hughes
	Co-Obligor Inc.	2.773%	12/15/22	126,996	122,823
	BP Capital Markets plc	1.375%	5/10/18	80,718	80,706
	BP Capital Markets plc	2.241%	9/26/18	24,638	24,652

BP Capital Markets plc	4.750%	3/10/19	50,286	51,126
BP Capital Markets plc	1.676%	5/3/19	10,250	10,135
BP Capital Markets plc	2.237%	5/10/19	42,131	41,908
BP Capital Markets plc	2.521%	1/15/20	42,059	41,848
BP Capital Markets plc	2.315%	2/13/20	121,885	120,667
BP Capital Markets plc	4.500%	10/1/20	147,790	152,794
BP Capital Markets plc	4.742%	3/11/21	77,545	81,056
BP Capital Markets plc	2.112%	9/16/21	7,700	7,443
BP Capital Markets plc	3.062%	3/17/22	29,265	28,977
BP Capital Markets plc	3.245%	5/6/22	17,200	17,079
BP Capital Markets plc	2.750%	5/10/23	8,508	8,234
BP Capital Markets plc	3.216%	11/28/23	21,055	20,750
Cenovus Energy Inc.	5.700%	10/15/19	94,961	97,810
Cenovus Energy Inc.	3.000%	8/15/22	14,725	14,118
Cenovus Energy Inc.	4.250%	4/15/27	5,600	5,369
ConocoPhillips Co.	2.400%	12/15/22	26,020	24,890
Continental Resources Inc.	5.000%	9/15/22	10,855	11,018
Dominion Energy Gas Holdings LLC	2.500%	12/15/19	21,500	21,262
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	11,700	11,551
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	12,700	12,554
Enbridge Energy Partners LP	4.375%	10/15/20	975	993
4,13 Enbridge Energy Partners LP	6.105%	10/1/77	1,860	1,825
Energy Transfer LP	2.500%	6/15/18	19,050	19,049
Energy Transfer LP	6.700%	7/1/18	40,929	41,181
Energy Transfer LP	4.150%	10/1/20	39,715	40,209
Energy Transfer LP	4.650%	6/1/21	13,760	14,107
Energy Transfer LP	5.200%	2/1/22	32,447	33,600
Energy Transfer LP	5.300%	4/15/47	13,190	12,314
Enterprise Products Operating LLC	5.200%	9/1/20	29,415	30,700
EOG Resources Inc.	5.625%	6/1/19	3,931	4,039
EQT Corp.	2.500%	10/1/20	29,300	28,563
EQT Corp.	3.000%	10/1/22	61,336	59,203
Kinder Morgan Energy Partners LP	2.650%	2/1/19	2,050	2,045
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,285	5,506
Kinder Morgan Energy Partners LP	6.850%	2/15/20	39,327	41,631
Kinder Morgan Energy Partners LP	6.500%	4/1/20	32,665	34,496
Kinder Morgan Energy Partners LP	5.300%	9/15/20	4,875	5,051
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,640	2,492
Kinder Morgan Energy Partners LP	5.000%	3/1/43	6,935	6,523
Kinder Morgan Inc.	3.050%	12/1/19	1,760	1,753
Kinder Morgan Inc.	3.150%	1/15/23	12,050	11,603
Kinder Morgan Inc.	7.750%	1/15/32	16,320	20,234
Marathon Oil Corp.	2.700%	6/1/20	45,437	44,752
Marathon Oil Corp.	2.800%	11/1/22	64,610	61,643
Nabors Industries Inc.	5.000%	9/15/20	9,800	9,898
ONEOK Partners LP	3.200%	9/15/18	11,720	11,750
Pioneer Natural Resources Co.	6.875%	5/1/18	12,710	12,712
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	8,167	8,504
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	26,307	27,853
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	8,500	8,798
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	2,975	2,986
Sabine Pass Liquefaction LLC	5.625%	2/1/21	68,901	72,260
Sabine Pass Liquefaction LLC	6.250%	3/15/22	2,318	2,501

	Sabine Pass Liquefaction LLC	5.625%	4/15/23	58,670	62,557
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	42,035	45,135
10	Schlumberger Holdings Corp.	2.350%	12/21/18	2,150	2,144
	Shell International Finance BV	2.000%	11/15/18	15,675	15,644
	Shell International Finance BV	1.375%	5/10/19	55,960	55,186
	Shell International Finance BV	1.375%	9/12/19	70,500	69,170
	Shell International Finance BV	4.300%	9/22/19	10,797	11,025
	Shell International Finance BV	2.125%	5/11/20	53,700	52,985
	Shell International Finance BV	2.250%	11/10/20	19,510	19,192
	Shell International Finance BV	1.875%	5/10/21	93,580	90,550
	Shell International Finance BV	1.750%	9/12/21	23,600	22,595
	Shell International Finance BV	3.250%	5/11/25	14,000	13,724
	Southern Natural Gas Co. LLC / Southern
	Natural Issuing Corp.	4.400%	6/15/21	6,395	6,542
	Spectra Energy Partners LP	2.950%	9/25/18	9,770	9,783
13	Spectra Energy Partners LP	2.725%	6/5/20	97,570	98,311
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	4,032	3,553
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,660	1,953
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	8,289	10,484
	Total Capital International SA	2.125%	1/10/19	47,850	47,671
	Total Capital International SA	2.100%	6/19/19	14,600	14,489
	Total Capital SA	4.450%	6/24/20	54,215	55,852
	Total Capital SA	4.250%	12/15/21	19,525	20,190
	TransCanada PipeLines Ltd.	3.125%	1/15/19	24,385	24,457
13	TransCanada PipeLines Ltd.	2.114%	11/15/19	130,065	129,852
	TransCanada PipeLines Ltd.	2.125%	11/15/19	133,475	132,196
	TransCanada PipeLines Ltd.	2.500%	8/1/22	14,125	13,602
	TransCanada PipeLines Ltd.	4.625%	3/1/34	7,000	7,181
	Williams Partners LP	5.250%	3/15/20	68,835	71,150
	Williams Partners LP	4.125%	11/15/20	2,000	2,027
	Williams Partners LP	4.000%	11/15/21	16,585	16,746
	Williams Partners LP	3.600%	3/15/22	17,204	17,042
	Williams Partners LP	3.350%	8/15/22	4,875	4,749
10	Woodside Finance Ltd.	8.750%	3/1/19	15,850	16,583

	Other Industrial (0.5%)
18	Aroundtown SA	3.000%	10/16/29	10,583	14,142
10	CK Hutchison International 17 Ltd.	2.250%	9/29/20	95,155	93,126
17	CPI Property Group SA	2.125%	10/4/24	50,116	60,015
10	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	118,427	123,312
10	SBA Tower Trust	3.156%	10/8/20	10,760	10,715

	Technology (3.2%)
	Apple Inc.	2.100%	5/6/19	48,285	48,081
	Apple Inc.	1.550%	2/7/20	19,535	19,165
	Apple Inc.	2.250%	2/23/21	39,470	38,758
	Apple Inc.	1.550%	8/4/21	9,000	8,594
	Apple Inc.	2.150%	2/9/22	24,400	23,586
	Apple Inc.	2.500%	2/9/22	117,697	115,225
	Apple Inc.	2.400%	1/13/23	63,400	60,950
	Apple Inc.	2.850%	2/23/23	6,345	6,229
	Apple Inc.	3.000%	2/9/24	3,505	3,429
	Apple Inc.	2.850%	5/11/24	65,670	63,739
	Apple Inc.	2.750%	1/13/25	18,740	17,907
	Applied Materials Inc.	2.625%	10/1/20	23,420	23,220
	Baidu Inc.	3.250%	8/6/18	31,200	31,232
	Baidu Inc.	2.750%	6/9/19	17,575	17,487

	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	2.375%	1/15/20	96,270	94,921
	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	2.200%	1/15/21	19,515	18,917
	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	3.000%	1/15/22	77,194	75,197
	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	2.650%	1/15/23	34,150	32,324
	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	3.625%	1/15/24	20,701	20,129
	CA Inc.	2.875%	8/15/18	2,195	2,194
10	Dell International LLC / EMC Corp.	5.450%	6/15/23	60,065	63,082
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	3.480%	6/1/19	78,090	78,305
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	4.420%	6/15/21	81,451	82,984
	DXC Technology Co.	2.875%	3/27/20	26,340	26,137
	DXC Technology Co.	4.250%	4/15/24	29,295	29,596
	Fidelity National Information Services Inc.	2.850%	10/15/18	23,594	23,598
10	First Data Corp.	7.000%	12/1/23	39,015	40,819
	Hewlett Packard Enterprise Co.	2.850%	10/5/18	45,105	45,169
10	Hewlett Packard Enterprise Co.	2.100%	10/4/19	97,580	96,170
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	65,207	65,639
	International Business Machines Corp.	2.500%	1/27/22	29,300	28,579
	Microsoft Corp.	2.400%	2/6/22	97,675	95,385
	Microsoft Corp.	2.875%	2/6/24	76,255	74,394
	Microsoft Corp.	3.300%	2/6/27	7,770	7,625
10	MSCI Inc.	5.250%	11/15/24	50,095	51,222
	Oracle Corp.	2.625%	2/15/23	55,752	54,060
	Oracle Corp.	2.950%	11/15/24	9,755	9,431
	Pitney Bowes Inc.	3.625%	10/1/21	8,110	7,765
	QUALCOMM Inc.	1.850%	5/20/19	34,130	33,889
	QUALCOMM Inc.	2.100%	5/20/20	12,250	12,173
	QUALCOMM Inc.	3.000%	5/20/22	35,611	34,728
	QUALCOMM Inc.	2.600%	1/30/23	62,625	59,196
	Total System Services Inc.	2.375%	6/1/18	36,472	36,460
	Tyco Electronics Group SA	2.375%	12/17/18	14,650	14,640
	Tyco Electronics Group SA	2.350%	8/1/19	18,380	18,217
	Tyco Electronics Group SA	4.875%	1/15/21	2,020	2,099
	Tyco Electronics Group SA	3.500%	2/3/22	15,220	15,281
	Tyco Electronics Group SA	3.450%	8/1/24	9,347	9,190
	Verisk Analytics Inc.	5.800%	5/1/21	12,428	13,237
	Verisk Analytics Inc.	4.125%	9/12/22	23,589	24,071
	VMware Inc.	2.300%	8/21/20	58,545	56,969
	VMware Inc.	2.950%	8/21/22	39,030	37,462
	Xerox Corp.	6.350%	5/15/18	2,575	2,578
	Xilinx Inc.	2.125%	3/15/19	19,555	19,449

	Transportation (1.7%)
10	Air Canada	7.750%	4/15/21	56,036	61,359
4,10 Air Canada 2013-1 Class B Pass Through
	Trust	5.375%	5/15/21	6,749	6,909
10	Air Canada 2013-1 Class C Pass Through
	Trust	6.625%	5/15/18	1,020	1,021
4,10 Air Canada 2017-1 Class A Pass Through
	Trust	3.550%	1/15/30	23,015	21,806

4,10 Air Canada 2017-1 Class AA Pass Through
	Trust	3.300%	1/15/30	40,285	38,250
4,10 Air Canada 2017-1 Class B Pass Through
	Trust	3.700%	1/15/26	33,765	32,447
10	American Airlines 2013-1 Class C Pass
	Through Trust	6.125%	7/15/18	21,355	21,449
4	American Airlines 2016-3 Class B Pass
	Through Trust	3.750%	10/15/25	58,233	55,929
4	American Airlines 2017-2B Class B Pass
	Through Trust	3.700%	10/15/25	64,275	61,923
15	Asciano Finance Ltd.	5.400%	5/12/27	14,270	11,223
15	Aurizon Network Pty Ltd.	4.000%	6/21/24	9,320	6,988
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	11,085	10,828
4	Continental Airlines 1999-1 Class B Pass
	Through Trust	6.795%	2/2/20	155	155
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	2,678	2,806
4	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	24,263	25,840
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	1,992	2,040
4,19 Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	20,333	21,896
4	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	37,871	41,532
4	Delta Air Lines 2007-1 Class B Pass Through
	Trust	8.021%	8/10/22	7,474	8,268
4	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	16,663	17,558
4	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	6,223	6,223
4	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	11/23/20	3,041	3,075
4	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	1,685	1,719
	Delta Air Lines Inc.	2.600%	12/4/20	82,945	81,381
	Delta Air Lines Inc.	3.400%	4/19/21	82,845	82,582
	Delta Air Lines Inc.	3.625%	3/15/22	83,849	83,044
	Delta Air Lines Inc.	3.800%	4/19/23	97,465	96,664
10	ERAC USA Finance LLC	2.800%	11/1/18	16,645	16,645
4,10 Heathrow Funding Ltd.		4.875%	7/15/23	29,550	31,004
11	Kansas City Southern	4.700%	5/1/48	33,295	33,258
15	Qantas Airways Ltd.	7.500%	6/11/21	15,560	13,111
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.650%	8/1/22	11,201	11,878
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	3,927	4,153
4	Spirit Airlines 2015-1 Pass Through Trust B	4.450%	10/1/25	11,094	11,084
4	Spirit Airlines Pass Through Trust 2017-1B	3.800%	2/15/26	48,790	47,156
4	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	16,541	17,354
4	United Airlines 2016-1 Class B Pass Through
	Trust	3.650%	1/7/26	8,145	7,829
	United Continental Holdings Inc.	6.375%	6/1/18	6,335	6,351
4	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	6,355	6,841
					15,066,388

Utilities (4.2%)
	Electric (3.8%)
	Alabama Power Co.	3.375%	10/1/20	21,260	21,407
	American Electric Power Co. Inc.	2.150%	11/13/20	42,780	41,700
	Arizona Public Service Co.	8.750%	3/1/19	29,145	30,496
	Baltimore Gas & Electric Co.	3.500%	11/15/21	9,535	9,603
	Baltimore Gas & Electric Co.	2.800%	8/15/22	3,555	3,445
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	39,110	39,019
10	Berkshire Hathaway Energy Co.	2.375%	1/15/21	26,020	25,472
10	Berkshire Hathaway Energy Co.	2.800%	1/15/23	50,295	48,771
10	Cerro del Aguila SA	4.125%	8/16/27	8,100	7,504
	CMS Energy Corp.	6.250%	2/1/20	9,141	9,597
	Commonwealth Edison Co.	2.150%	1/15/19	6,840	6,813
	Commonwealth Edison Co.	4.000%	8/1/20	27,778	28,282
	Connecticut Light & Power Co.	5.500%	2/1/19	11,695	11,919
	Constellation Energy Group Inc.	5.150%	12/1/20	16,530	17,145
	Dominion Energy Inc.	1.875%	1/15/19	33,170	32,924
	Dominion Energy Inc.	5.200%	8/15/19	4,175	4,286
10,13Dominion Energy Inc.		2.406%	12/1/20	195,160	194,658
	Duke Energy Ohio Inc.	5.450%	4/1/19	5,930	6,077
	Duke Energy Progress LLC	5.300%	1/15/19	2,980	3,034
	Edison International	2.400%	9/15/22	5,375	5,078
10	EDP Finance BV	4.125%	1/15/20	47,918	48,459
10	EDP Finance BV	5.250%	1/14/21	59,720	62,335
10	EDP Finance BV	3.625%	7/15/24	23,905	23,365
	Emera US Finance LP	2.150%	6/15/19	19,105	18,920
	Emera US Finance LP	2.700%	6/15/21	39,324	38,204
10	Enel Finance International NV	2.875%	5/25/22	132,720	128,945
10	Enel Finance International NV	3.625%	5/25/27	4,820	4,554
	Exelon Corp.	2.850%	6/15/20	29,290	28,994
	Exelon Corp.	2.450%	4/15/21	8,638	8,378
	Exelon Corp.	3.497%	6/1/22	7,263	7,150
	Exelon Generation Co. LLC	2.950%	1/15/20	57,215	57,000
	FirstEnergy Corp.	2.850%	7/15/22	77,498	74,621
	FirstEnergy Corp.	4.250%	3/15/23	27,693	28,101
10	FirstEnergy Transmission LLC	4.350%	1/15/25	21,743	22,109
13	Florida Power & Light Co.	2.069%	11/6/20	162,660	162,606
	Fortis Inc.	2.100%	10/4/21	22,465	21,144
	Georgia Power Co.	2.000%	9/8/20	50,060	48,803
	Georgia Power Co.	2.400%	4/1/21	50,514	49,242
10	ITC Holdings Corp.	2.700%	11/15/22	29,250	28,093
	LG&E & KU Energy LLC	3.750%	11/15/20	13,482	13,613
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	2,873	2,980
	National Rural Utilities Cooperative Finance
	Corp.	1.500%	11/1/19	3,900	3,837
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	27,320	26,945
	Nevada Power Co.	6.500%	5/15/18	32,715	32,763
	Nevada Power Co.	6.500%	8/1/18	9,683	9,780
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	8,010	8,112
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	11,014	12,558
	Pacific Gas & Electric Co.	3.500%	10/1/20	108,534	108,791
	Pacific Gas & Electric Co.	4.250%	5/15/21	16,350	16,656
	Pacific Gas & Electric Co.	3.250%	9/15/21	49,408	48,842
	Pacific Gas & Electric Co.	6.050%	3/1/34	37,040	43,174
	PacifiCorp	5.650%	7/15/18	20,566	20,694

	PacifiCorp	5.500%	1/15/19	4,630	4,718
	Pinnacle West Capital Corp.	2.250%	11/30/20	60,500	58,904
	PPL Capital Funding Inc.	1.900%	6/1/18	5,090	5,087
	PPL Capital Funding Inc.	4.200%	6/15/22	2,050	2,094
	PPL Capital Funding Inc.	3.500%	12/1/22	9,215	9,159
	Puget Energy Inc.	6.500%	12/15/20	15,190	16,271
	Puget Energy Inc.	6.000%	9/1/21	4,135	4,439
	Puget Energy Inc.	5.625%	7/15/22	28,065	29,949
	South Carolina Electric & Gas Co.	5.250%	11/1/18	4,500	4,553
	South Carolina Electric & Gas Co.	6.500%	11/1/18	69,981	71,276
	Southern California Edison Co.	2.900%	3/1/21	43,695	43,443
	Southern Co.	1.550%	7/1/18	28,865	28,812
	Southern Co.	1.850%	7/1/19	72,290	71,462
	Southern Co.	2.150%	9/1/19	14,449	14,268
	Southern Co.	2.750%	6/15/20	48,140	47,654
	Southern Co.	2.350%	7/1/21	76,255	74,041
4	Southern Co.	5.500%	3/15/57	13,665	14,246
	Southern Power Co.	1.950%	12/15/19	32,735	32,202
	Southwestern Electric Power Co.	6.450%	1/15/19	48,811	49,944
	WEC Energy Group Inc.	1.650%	6/15/18	12,395	12,384
	Western Massachusetts Electric Co.	3.500%	9/15/21	6,985	7,019

	Natural Gas (0.3%)
10	Engie SA	2.875%	10/10/22	7,269	7,097
	Sempra Energy	6.150%	6/15/18	23,335	23,438
13	Sempra Energy	2.598%	7/15/19	82,915	82,962
	Sempra Energy	2.400%	2/1/20	58,530	57,801
	Sempra Energy	2.400%	3/15/20	10,265	10,123
	Sempra Energy	2.850%	11/15/20	9,770	9,658
	Sempra Energy	2.900%	2/1/23	16,585	16,100
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	6,570	6,163

	Other Utility (0.1%)
18	Anglian Water Services Financing plc	2.625%	6/15/27	16,805	22,205
15	DBNGP Finance Co. Pty Ltd.	6.000%	10/11/19	6,190	4,806
15	Energy Partnership Gas Pty Ltd.	4.250%	6/15/20	3,270	2,499
					2,601,775
Total Corporate Bonds (Cost $34,521,806)					33,928,087
Sovereign Bonds (8.4%)
10	Abu Dhabi National Energy Co. PJSC	4.875%	4/23/30	17,250	17,124
	AK Transneft OJSC Via TransCapitalInvest
	Ltd.	8.700%	8/7/18	5,479	5,536
	Arab Republic of Egypt	6.125%	1/31/22	4,985	5,115
17	Arab Republic of Egypt	4.750%	4/16/26	6,000	7,223
	Argentine Republic	6.250%	4/22/19	15,260	15,580
17	Argentine Republic	3.375%	1/15/23	16,309	19,460
	Argentine Republic	7.500%	4/22/26	11,125	11,665
	Argentine Republic	6.875%	1/11/48	6,850	6,098
10	Avi Funding Co. Ltd.	2.850%	9/16/20	11,075	10,896
	Avi Funding Co. Ltd.	2.850%	9/16/20	8,875	8,721
10	Banco de Costa Rica	5.250%	8/12/18	4,800	4,822
10	Banco do Brasil SA	4.625%	1/15/25	8,000	7,698
	Banco Nacional de Desenvolvimento
	Economico e Social	6.369%	6/16/18	6,830	6,851
	Banco Nacional de Desenvolvimento
	Economico e Social	6.500%	6/10/19	48,800	50,389

10	Bank Nederlandse Gemeenten NV	1.125%	5/25/18	65,760	65,724
10	Bank Nederlandse Gemeenten NV	2.125%	12/14/20	50,737	49,783
10	Banque Ouest Africaine de Developpement	5.500%	5/6/21	6,500	6,697
10	Banque Ouest Africaine de Developpement	5.000%	7/27/27	17,455	17,126
10	Bermuda	5.603%	7/20/20	19,045	20,030
10	Bermuda	4.138%	1/3/23	6,000	6,209
10	Bermuda	4.854%	2/6/24	5,800	6,075
10	BOC Aviation Ltd.	2.375%	9/15/21	14,650	14,012
	Caixa Economica Federal	4.500%	10/3/18	21,303	21,410
	CCBL Cayman Corp. Ltd.	3.250%	7/28/20	19,500	19,263
10	CDP Financial Inc.	4.400%	11/25/19	51,960	53,210
10	CDP Financial Inc.	3.150%	7/24/24	24,580	24,211
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	7,000	7,140
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	4,000	3,999
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	6,100	6,008
10	CNPC General Capital Ltd.	2.750%	5/14/19	9,765	9,717
	CNPC General Capital Ltd.	2.700%	11/25/19	8,000	7,930
	Corp. Andina de Fomento	2.200%	7/18/20	65,526	64,375
	Corp. Andina de Fomento	2.125%	9/27/21	31,495	30,609
	Corp. Andina de Fomento	4.375%	6/15/22	30,472	31,659
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	2,000	1,994
10	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,825	4,909
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	9,500	9,667
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	18,415	18,572
10	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	9,896	9,987
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	9,269	8,986
	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	8,800	9,012
10	CPPIB Capital Inc.	1.250%	9/20/19	78,037	76,556
10,20Dexia Credit Local SA		2.250%	1/30/19	48,775	48,651
10	Dexia Credit Local SA	2.500%	1/25/21	97,550	96,345
10,20Dexia Credit Local SA		1.875%	9/15/21	9,765	9,387
10	Dexia Credit Local SA	2.375%	9/20/22	5,800	5,609
4	Dominican Republic	7.500%	5/6/21	11,143	11,779
	Dominican Republic	6.500%	2/15/48	8,350	8,295
	Ecopetrol SA	7.625%	7/23/19	39,000	41,143
10	Electricite de France SA	2.150%	1/22/19	34,190	33,984
	Emirate of Abu Dhabi	3.125%	10/11/27	72,400	67,016
4,10 ENA Norte Trust		4.950%	4/25/28	1,396	1,429
	Export-Import Bank of China	2.500%	7/31/19	6,395	6,348
	Export-Import Bank of India	2.750%	4/1/20	3,870	3,811
	Export-Import Bank of India	2.750%	8/12/20	5,317	5,215
	Export-Import Bank of Korea	2.875%	9/17/18	14,540	14,526
13	Export-Import Bank of Korea	2.644%	5/26/19	11,506	11,521
	Export-Import Bank of Korea	2.375%	8/12/19	14,980	14,819
	Export-Import Bank of Korea	1.500%	10/21/19	56,405	54,979
13	Export-Import Bank of Korea	2.822%	10/21/19	4,510	4,501
	Export-Import Bank of Korea	5.125%	6/29/20	20,000	20,700
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,029
	Export-Import Bank of Korea	4.375%	9/15/21	5,460	5,599
	Export-Import Bank of Korea	2.750%	1/25/22	2,500	2,425
13	Export-Import Bank of Korea	2.698%	11/1/22	6,950	6,977
	Export-Import Bank of Korea	3.000%	11/1/22	16,878	16,376
	Federative Republic of Brazil	5.625%	2/21/47	18,125	17,038
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	19,500	19,472
	Fondo MIVIVIENDA SA	3.375%	4/2/19	4,850	4,860
10	Fondo MIVIVIENDA SA	3.375%	4/2/19	19,500	19,588
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	7,405	7,757

	ICBCIL Finance Co. Ltd.	2.600%	11/13/18	4,800	4,786
	ICBCIL Finance Co. Ltd.	3.490%	11/13/18	5,276	5,302
10	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	7,900	7,801
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	5,400	5,348
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	22,740	22,402
	Industrial & Commercial Bank of China Ltd.	1.875%	5/23/19	4,800	4,729
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	22,300	22,245
13	Industrial & Commercial Bank of China Ltd.	2.541%	11/8/20	20,000	19,998
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	7,050	6,935
21	Japan Bank for International Cooperation	1.750%	7/31/18	26,800	26,766
21	Japan Bank for International Cooperation	2.125%	7/21/20	38,055	37,356
13,21Japan Bank for International Cooperation		2.752%	7/21/20	5,856	5,878
21	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,750	9,969
	KazMunayGas National Co. JSC	9.125%	7/2/18	101,698	102,474
10	KazMunayGas National Co. JSC	3.875%	4/19/22	11,120	10,981
10	Kingdom of Saudi Arabia	2.375%	10/26/21	1,615	1,549
	Kingdom of Saudi Arabia	2.375%	10/26/21	70,315	67,366
	Kingdom of Saudi Arabia	2.875%	3/4/23	6,670	6,363
	Kingdom of Saudi Arabia	5.000%	4/17/49	1,100	1,053
10,17Kingdom of Spain		2.700%	10/31/48	43,470	56,494
10	Kommunalbanken AS	1.125%	5/23/18	31,300	31,281
13	Korea Development Bank	2.658%	7/3/19	37,070	37,066
	Korea Development Bank	1.375%	9/12/19	19,715	19,248
	Korea Development Bank	2.500%	3/11/20	4,550	4,482
	Korea Development Bank	4.625%	11/16/21	2,795	2,894
	Korea Gas Corp.	2.875%	7/29/18	4,800	4,797
	Korea National Oil Corp.	2.750%	1/23/19	14,650	14,616
10	Korea Resources Corp.	2.125%	5/2/18	4,675	4,675
10	Korea Southern Power Co. Ltd.	3.000%	1/29/21	19,505	19,260
10	Korea Western Power Co. Ltd.	2.875%	10/10/18	7,800	7,792
	KSA Sukuk Ltd.	2.894%	4/20/22	90,555	87,233
	Majapahit Holding BV	8.000%	8/7/19	35,856	38,088
	Majapahit Holding BV	7.750%	1/20/20	75,330	80,603
	National Savings Bank	8.875%	9/18/18	15,360	15,592
10	Nederlandse Waterschapsbank NV	1.250%	9/9/19	19,725	19,379
	NongHyup Bank	2.625%	11/1/18	4,300	4,289
	North American Development Bank	2.300%	10/10/18	3,675	3,665
	North American Development Bank	2.400%	10/26/22	2,700	2,600
	NTPC Ltd.	4.250%	2/26/26	5,300	5,188
10	OCP SA	5.625%	4/25/24	7,800	8,044
10	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	54,524	53,798
10	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	6,000	5,949
	Ooredoo International Finance Ltd.	7.875%	6/10/19	18,391	19,275
	Ooredoo Tamweel Ltd.	3.039%	12/3/18	49,560	49,520
	Pepper Residential Securities Trust No 20	4.375%	3/21/29	2,600	2,516
10	Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	4,800	4,824
	Petrobras Global Finance BV	4.875%	3/17/20	9,863	10,147
	Petrobras Global Finance BV	6.125%	1/17/22	9,155	9,670
10	Petrobras Global Finance BV	5.299%	1/27/25	31,291	30,743
	Petrobras Global Finance BV	8.750%	5/23/26	1,965	2,294
	Petrobras Global Finance BV	7.375%	1/17/27	19,515	20,881
	Petroleos Mexicanos	8.000%	5/3/19	186,992	195,560
	Petroleos Mexicanos	6.000%	3/5/20	9,291	9,653
	Petroleos Mexicanos	5.500%	1/21/21	186,634	193,409
	Petroleos Mexicanos	6.500%	3/13/27	27,060	27,978

10	Petroleos Mexicanos	5.350%	2/12/28	28,000	26,687
	Petronas Capital Ltd.	5.250%	8/12/19	10,580	10,859
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	2,050	2,028
	Province of Alberta	1.900%	12/6/19	24,370	24,013
10	Province of Alberta	1.750%	8/26/20	149,451	145,507
	Province of Alberta	1.750%	8/26/20	1,300	1,267
	Province of New Brunswick	2.750%	6/15/18	485	485
	Province of Nova Scotia	8.250%	7/30/22	12,785	15,280
	Province of Ontario	3.000%	7/16/18	15,905	15,915
	Province of Ontario	1.625%	1/18/19	71,920	71,440
	Province of Ontario	2.000%	1/30/19	15,393	15,328
	Province of Ontario	1.250%	6/17/19	24,405	24,014
	Province of Ontario	4.400%	4/14/20	25,595	26,383
	Province of Ontario	1.875%	5/21/20	9,770	9,586
14	Province of Quebec	2.352%	9/21/20	17,600	17,621
	Province of Quebec	2.750%	8/25/21	16,785	16,641
4,10 Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	2,651	2,707
4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	8,368	8,546
	Republic of Colombia	7.375%	3/18/19	238,005	247,075
	Republic of Colombia	10.375%	1/28/33	2,581	4,037
	Republic of Croatia	6.750%	11/5/19	91,795	96,300
	Republic of Guatemala	5.750%	6/6/22	15,373	16,190
	Republic of Hungary	4.000%	3/25/19	9,800	9,885
	Republic of Hungary	6.250%	1/29/20	114,828	120,561
	Republic of Hungary	6.375%	3/29/21	27,433	29,559
	Republic of Hungary	5.750%	11/22/23	11,505	12,569
	Republic of Indonesia	11.625%	3/4/19	9,595	10,280
	Republic of Indonesia	4.875%	5/5/21	57,364	59,408
10	Republic of Indonesia	3.700%	1/8/22	10,072	10,047
	Republic of Indonesia	3.750%	4/25/22	11,700	11,658
	Republic of Indonesia	3.375%	4/15/23	5,450	5,302
	Republic of Kazakhstan	4.875%	10/14/44	6,300	6,177
	Republic of Korea	7.125%	4/16/19	8,800	9,151
10	Republic of Latvia	2.750%	1/12/20	4,000	3,971
	Republic of Lithuania	7.375%	2/11/20	144,433	155,127
	Republic of Lithuania	6.125%	3/9/21	42,040	45,186
10	Republic of Lithuania	6.125%	3/9/21	8,205	8,821
	Republic of Panama	9.375%	4/1/29	2,345	3,336
	Republic of Poland	6.375%	7/15/19	43,705	45,561
	Republic of Poland	5.125%	4/21/21	28,230	29,818
	Republic of Poland	5.000%	3/23/22	46,710	49,571
	Republic of Romania	6.750%	2/7/22	1,502	1,651
17	Republic of Romania	2.750%	10/29/25	14,635	19,132
	Republic of Serbia	5.875%	12/3/18	71,641	72,602
	Republic of Serbia	4.875%	2/25/20	22,505	22,889
	Republic of Serbia	7.250%	9/28/21	21,450	23,681
	Republic of Slovenia	4.750%	5/10/18	9,758	9,752
	Republic of Slovenia	5.500%	10/26/22	11,740	12,794
	Republic of Slovenia	5.850%	5/10/23	2,100	2,344
10	Republic of Slovenia	5.250%	2/18/24	8,600	9,433
	Republic of the Philippines	9.500%	2/2/30	10,000	14,825
	Republic of Turkey	7.000%	3/11/19	39,035	40,105
	Republic of Turkey	7.500%	11/7/19	9,750	10,281
	Republic of Turkey	7.000%	6/5/20	163,783	173,037
	Republic of Turkey	5.750%	3/22/24	7,285	7,394
	Republic of Turkey	4.250%	4/14/26	6,900	6,241
	Republic of Turkey	4.875%	10/9/26	810	756

	Republic of Turkey	6.125%	10/24/28	18,996	18,949
	Republic of Turkey	5.750%	5/11/47	8,950	7,820
	Russian Federation	5.250%	6/23/47	36,400	35,267
	SABIC Capital II BV	2.625%	10/3/18	9,600	9,580
	Sinopec Group Overseas Development 2013
	Ltd.	2.500%	10/17/18	9,765	9,749
10	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	20,200	20,608
	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	4,000	4,080
	Sinopec Group Overseas Development 2014
	Ltd.	4.375%	4/10/24	13,200	13,412
	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	4,800	4,718
10	Sinopec Group Overseas Development 2017
	Ltd.	2.375%	4/12/20	39,015	38,287
10	Slovak Republic	4.375%	5/21/22	5,500	5,761
	Slovak Republic	4.375%	5/21/22	3,000	3,139
	State Bank of India	3.275%	4/6/20	42,900	42,947
	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	2,234	2,226
	State Grid Overseas Investment 2016 Ltd.	2.250%	5/4/20	2,800	2,744
	State of Israel	4.000%	6/30/22	22,255	22,922
	State of Israel	3.150%	6/30/23	15,800	15,663
	State of Israel	2.875%	3/16/26	9,635	9,173
	State of Israel	3.250%	1/17/28	36,514	35,213
	State of Kuwait	2.750%	3/20/22	42,883	41,559
	State of Qatar	6.550%	4/9/19	14,721	15,195
	State of Qatar	5.250%	1/20/20	39,600	40,807
	State of Qatar	3.875%	4/23/23	3,800	3,784
	State of Qatar	4.500%	4/23/28	7,800	7,783
	State of Qatar	5.103%	4/23/48	11,400	11,289
	Statoil ASA	2.250%	11/8/19	19,500	19,303
	Statoil ASA	2.900%	11/8/20	10,000	9,975
	Statoil ASA	3.150%	1/23/22	2,000	1,991
	Sultanate of Oman	5.375%	3/8/27	6,100	5,804
10	Temasek Financial I Ltd.	4.300%	10/25/19	7,250	7,386
10	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,795
	YPF SA	8.875%	12/19/18	6,231	6,403
Total Sovereign Bonds (Cost $5,203,369)					5,146,177
Taxable Municipal Bonds (0.1%)
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	255	252
	California GO	6.200%	10/1/19	13,650	14,330
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	5,350	5,346
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	2.217%	1/1/19	1,850	1,848
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	6,523	6,536
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	7,866	7,906
	San Jose California Redevelopment Agency
	Successor Agency Tax Allocation	1.898%	8/1/18	21,224	21,215

	San Jose California Redevelopment Agency
	Successor Agency Tax Allocation		2.098%	8/1/19	16,589	16,509
	University of California Revenue		2.054%	5/15/18	3,400	3,400
	University of California Revenue		1.745%	5/15/19	6,250	6,216
Total Taxable Municipal Bonds (Cost $83,511)						83,558
Tax-Exempt Municipal Bonds (0.0%)
	Calhoun County TX Navigation Industrial
	Development Authority Port Revenue (BP
	plc) VRDO (Cost $10,000)		1.840%	5/7/18	10,000	10,000

					Shares
Convertible Preferred Stocks (0.0%)
11,16Lehman Brothers Holdings Inc. Pfd. (Cost $28,923)			7.250%	Perpetual	29,160	—

Temporary Cash Investments (5.2%)
Money Market Fund (1.8%)
22 Vanguard Market Liquidity Fund			1.886%		10,828,274	1,082,827

					Face
					Amount
					($000)
Certificates of Deposit (0.4%)
	Cooperatieve Rabobank UA		1.980%	10/25/19	248,845	245,386

Commercial Paper (3.0%)
10,23CNH Industrial Capital LLC			2.779%	6/5/18	28,700	28,626
10,23CNH Industrial Capital LLC			2.779%	6/6/18	13,840	13,803
23	CNH Industrial Capital LLC		3.023%	7/9/18	32,750	32,562
23	CNH Industrial Capital LLC		3.023%	7/10/18	8,190	8,142
23	Enbridge Energy Partners LP		2.623%	6/1/18	97,500	97,264
10,23Energy Transfer LP			3.003%	6/12/18	468,000	466,371
23	Engie SA		1.937%	11/8/18	46,455	45,938
23	Eni Finance USA Inc.		2.365%	11/30/18	48,740	47,940
23	Eni Finance USA Inc.		2.490%	1/29/19	19,500	19,077
10,23Eni Finance USA Inc.		2.489%–2.490%		2/1/19	147,190	143,962
10,23ERP Operating LP			2.339%	10/1/18	13,875	13,737
10,23JP Morgan Securities LLC			2.344%	1/28/19	216,030	211,757
10,23KFW			2.103%	1/17/19	243,830	239,702
10,23KFW			2.098%	1/18/19	97,545	95,888
10,23KFW			2.103%	1/22/19	292,550	287,504
10,23Suncor Energy Inc.			1.990%	5/8/18	14,610	14,604
23	UBS AG		2.270%	1/11/19	90,725	89,134
10,23Vodafone Group plc			1.770%	9/4/18	7,679	7,629
						1,863,640
Total Temporary Cash Investments (Cost $3,197,971)						3,191,853

					Notional
					Amount	Value
		Expiration Date	Contracts Exercise Price		($000)	($000)
Options Purchased [24] (0.0%)
Options on Futures Purchased (0.0%)
	Call Options on 10-Year U.S.
	Treasury Note Futures Contracts	7/27/18	532	USD 120.00	63,840	283

Call Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	266	USD 119.50	31,787	195
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	532	USD 120.00	63,840	665
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	266	USD 119.50	63,840	253
Total Options on Futures Purchased (Cost $1,440)					1,396
				Notional
				Amount on
				Underlying
		Expiration		Swap	Value
	Counterparty	Date	Exercise Rate	($000)	($000)
Credit Default Swaptions Purchased (0.0%)
Put Swaptions on CDX-NA-IG-S30-
V1 5-Year Index (Cost $397)	DBAG	6/20/18	70.00%	305,000	308

Total Options Purchased (Cost $1,837)					1,704
Total Investments (99.6%) (Cost $62,043,497)					61,169,620

				Notional
				Amount
	Expiration Date	Contracts	Exercise Price	($000)
Liability for Options Written [24] (0.0%)
Written Options on Futures (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	532	USD 119.25	63,441	(299)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	533	USD 119.50	63,694	(208)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	1,064	USD 120.25	127,946	(116)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	533	USD 119.25	63,560	(358)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	532	USD 120.00	63,840	(150)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	427	USD 120.50	51,454	(60)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	1,064	USD 120.25	127,946	(781)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	533	USD 119.50	63,694	(142)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	532	USD 119.25	63,441	(100)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	959	USD 120.00	115,080	(629)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	427	USD 120.50	51,454	(434)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	1,063	USD 119.00	126,497	(233)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	533	USD 119.25	63,560	(158)
Total Options on Futures Written (Premiums Received $3,838)					(3,668)

				Notional
				Amount on
				Underlying
		Expiration		Swap	Value
	Counterparty	Date	Exercise Rate	($000)	($000)
Written Swaptions on Credit Default Index (0.0%)
Call Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	DBAG	5/16/18	67.50%	130,910	(432)
Call Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	DBAG	6/20/18	62.50%	305,000	(556)
Put Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	DBAG	5/16/18	72.50%	130,910	(22)
Put Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	DBAG	6/20/18	62.50%	305,000	(581)
Total Credit Default Swaptions Written (Premiums Received $1,722)					(1,591)

Total Liability on Options Written (Premiums Received $5,560)					(5,259)

Other Assets and Other Liabilities-Net (0.4%)					262,057
Net Assets (100%)					61,426,418

1 Securities with a value of $11,822,000 have been segregated as collateral for open forward currency contracts and open over-the-counter swap contracts.
2 Securities with a value of $25,369,000 have been segregated as initial margin for open cleared swap contracts.
3 Securities with a value of $34,655,000 have been segregated as initial margin for open futures contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
7 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
8 Interest only security.
9 Inverse floating rate Interest only security whose interest rate is derived by subtracting 1-month USD LIBOR from a given cap.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $14,588,117,000, representing 23.7% of net assets.
11 Security value determined using significant unobservable inputs.
12 Security made only partial principal and/or interest payments during the period ended April 30, 2018.
13 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
14 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
15 Face amount denominated in Australian dollars.
16 Non-income-producing security--security in default.
17 Face amount denominated in euro.
18 Face amount denominated in British pounds.
19 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
20 Guaranteed by multiple countries.
21 Guaranteed by the Government of Japan.
22 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
23 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At April 30,
2018, the aggregate value of these securities was $1,863,640,000, representing 3.0% of net assets.

24 Unrealized appreciation (depreciation) on options on futures contracts is required to be treated as realized gain
(loss) for tax purposes. Unrealized appreciation (depreciation) on open credit default swaptions is generally treated the same for financial reporting and tax purposes.
DBAG—Deutsche Bank AG.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2018	44,008	4,995,252	(23,338)
Euro-Buxl	June 2018	487	96,179	38
				(23,300)
Short Futures Contracts
Euro-Bobl	June 2018	(5,942)	(940,008)	(1,194)
Euro-Bund	June 2018	(4,348)	(833,496)	(9,037)
Ultra 10-Year U.S. Treasury Note	June 2018	(5,072)	(648,661)	3,092
2-Year U.S. Treasury Note	June 2018	(2,538)	(538,175)	(128)
10-Year U.S. Treasury Note	June 2018	(2,330)	(278,726)	(88)
Ultra Long U.S. Treasury Bond	June 2018	(1,696)	(266,484)	2,369
30-Year U.S. Treasury Bond	June 2018	(1,278)	(183,832)	1,182
AUD 3-Year Treasury Bond	June 2018	(836)	(69,806)	20
Long Gilt	June 2018	(272)	(45,782)	(495)
AUD 10-Year Treasury Bond	June 2018	(58)	(5,585)	(14)
				(4,293)
				(27,593)

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 3-Year Treasury Bond and AUD 10-Year Treasury Bond futures contracts, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for AUD 3-Year Treasury Bond and AUD 10-Year Treasury Bond futures contracts are generally treated the same for financial reporting and tax purposes.

Short-Term Investment-Grade Fund

Forward Currency Contracts
		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
JPMorgan Chase Bank, N.A.	5/15/18	EUR	49,314	USD	60,150	(530)
Goldman Sachs Bank AG	5/15/18	EUR	20,801	USD	25,749	(601)
UBS AG	5/15/18	EUR	8,386	USD	10,363	(224)
Toronto-Dominion Bank	5/15/18	AUD	13,680	USD	10,348	(48)
Toronto-Dominion Bank	5/15/18	USD	414,467	EUR	336,077	8,155
Citibank, N.A.	5/15/18	USD	124,910	AUD	161,000	3,697
BNP Paribas	5/15/18	USD	50,755	GBP	35,708	1,560
JPMorgan Chase Bank, N.A.	5/15/18	USD	3,588	EUR	2,968	(1)
HSBC Bank USA, N.A.	5/15/18	USD	3,093	EUR	2,500	70
Goldman Sachs Bank AG	5/15/18	USD	2,561	EUR	2,117	1
						12,079
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

Centrally Cleared Credit Default Swaps
			Periodic
			Premium		Unrealized
			Received		Appreciation
	Termination	Notional Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Date	(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-HY-S30-V1	6/20/23	USD 25,991	5.000	1,798	5

CDX-NA-IG-S29-V1	12/20/22	USD 103,768	1.000	2,107	117

CDX-NA-IG-S30-V1	6/20/23	USD 130,805	1.000	2,424	43

iTraxx Europe-S29-V1	6/20/23	EUR 32,478	1.000	910	3

				7,239	168

Short-Term Investment-Grade Fund

Credit Protection Purchased

iTraxx Europe-S28-V1	12/20/22	EUR	98,011	(1.000)	(2,957)	(258)
					4,282	(90)

1. Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
	Terminatio		Notional	Received		Received	Appreciation
	n	Counter	Amount	(Paid)	Value	(Paid)	(Depreciation)
Reference Entity	Date	party	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	6/20/21	GSI	6,675	1.000[2]	123	(32)	91
Berkshire
Hathaway
Inc./Aa2	6/20/21	JPMC	10,030	1.000[2]	186	(30)	156
Berkshire
Hathaway
Inc./Aa2	12/20/21	GSI	14,650	1.000[2]	275	(86)	189
Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	32,955	1.000[2]	605	(466)	139
Berkshire
Hathaway
Inc./Aa2	12/20/22	BARC	16,580	1.000[2]	288	(262)	26
Comcast
Corp./A3	12/20/22	GSI	13,330	1.000[2]	319	(363)	(44)
Federative
Republic of
Brazil/Ba2	9/20/18	BNPSW	19,510	1.000[2]	39	(34)	5
General Electric
Capital Corp./A2	12/20/19	DBAG	29,290	1.000[2]	336	(206)	130
International
Lease Finance
Corp./Baa3	6/20/22	BARC	22,445	1.000[2]	244	(9)	235

Metlife/A3	12/20/20	GSCM	14,025	1.000[2]	254	-	254

Metlife/A3	12/20/21	BARC	6,575	1.000[2]	132	(9)	123
People’s
Republic of
China/A1	6/20/22	BNPSW	26,335	1.000[2]	563	(189)	374
People’s
Republic of	6/20/23	GSI	49,000	1.000[2]	964	(831)	133

Short-Term Investment-Grade Fund

China/A1
Republic of
Chile/Aa3	6/20/23	BNPSW	13,700	1.000[2]	310	(319)	(9)
Republic of
Chile/Aa3	6/20/23	BOANA	20,400	1.000[2]	462	(465)	(3)
Republic of
Chile/Aa3	6/20/23	CITNA	27,580	1.000[2]	625	(617)	8
Republic of
Indonesia/Baa2	6/20/23	BNPSW	8,700	1.000[2]	(21)	10	(11)
Southern
Co./Baa2	6/20/22	JPMC	131,955	1.000[2]	2,437	(1,831)	606
Verizon
Communications
Inc./Baa1	12/20/22	GSI	33,580	1.000[2]	641	(540)	101

Total					8,782	(6,279)	2,503

Credit Protection
Purchased

Aetna Inc.	12/20/19	CSFBI	19,525	(1.000)[2]	(302)	215	(87)

Aetna Inc.	6/20/20	GSCM	19,530	(1.000)[2]	(383)	333	(50)

Altria Group	12/20/21	GSI	73,260	(1.000)[2]	(1,998)	1,605	(393)

Altria Group	12/20/21	GSI	14,650	(1.000)[2]	(400)	321	(79)

Altria Group	12/20/21	GSI	9,770	(1.000)[2]	(267)	214	(53)
American
International
Group Inc.	6/20/20	BOANA	11,720	(1.000)[2]	(195)	94	(101)
American
International
Group Inc.	6/20/20	BOANA	11,720	(1.000)[2]	(195)	94	(101)
American
International
Group Inc.	12/20/20	GSCM	14,025	(1.000)[2]	(263)	169	(94)
American
International
Group Inc.	12/20/20	GSCM	6,990	(1.000)[2]	(131)	(58)	(189)

Autozone Inc.	12/20/20	GSCM	9,760	(1.000)[2]	(203)	185	(18)
Banco Bilbao
Vizcaya
Argentaria SA	6/20/21	BOANA	24,415	(1.000)[2]	(519)	(112)	(631)
Bank of America
Corp.	3/20/20	GSCM	21,610	(1.000)[2]	(312)	131	(181)
Bank of China
Ltd.	12/20/21	BNPSW	13,100	(1.000)[2]	(273)	(33)	(306)
Bank of China
Ltd.	6/20/22	BNPSW	26,335	(1.000)[2]	(526)	4	(522)
Barclays Bank
plc	6/20/22	BOANA	33,535[1]	(1.000)[2]	(1,026)	595	(431)

Barclays Bank
plc	6/20/22	CSFBI	33,540[1]	(1.000)[2]	(1,026)	603	(423)
Barclays Bank
plc	12/20/22	CITNA	13,350[1]	(1.000)[2]	315	(516)	(201)
CECONOMY	6/20/22	BARC		(1.000)[2]	(345)	(54)	(399)

Short-Term Investment-Grade Fund

AG			23,090[1]
CECONOMY
AG	6/20/22	BARC	16,520[1]	(1.000)[2]	(247)	(30)	(277)
CECONOMY
AG	6/20/22	BARC	16,520[1]	(1.000)[2]	(247)	(40)	(287)
CECONOMY
AG	6/20/22	BARC	6,590[1]	(1.000)[2]	(99)	(12)	(111)
CECONOMY
AG	6/20/22	BARC	6,590[1]	(1.000)[2]	(98)	(28)	(126)
CECONOMY
AG	6/20/22	BARC	6,590[1]	(1.000)[2]	(99)	6	(93)
CMBX-NA-AAA-
9	9/17/58	CSFBI	19,480	(0.500)[3]	(41)	(671)	(712)
CMBX-NA-AAA-
9	9/17/58	GSI	3,910	(0.500)[3]	(8)	(158)	(166)
CMBX-NA-AAA-
9	9/17/58	JPM	19,300	(0.500)[3]	(40)	(950)	(990)
CMBX-NA-AAA-
9	9/17/58	JPM	19,150	(0.500)[3]	(40)	(686)	(726)
Commerzbank
AG	6/20/21	BOANA	24,410	(1.000)[2]	(446)	(182)	(628)
CVS Health
Corp.	12/20/20	BOANA	9,760	(1.000)[2]	(197)	182	(15)
CVS Health
Corp.	12/20/20	BOANA	9,760	(1.000)[2]	(197)	179	(18)
CVS Health
Corp.	12/20/20	BOANA	4,880	(1.000)[2]	(99)	91	(8)
CVS Health
Corp.	12/20/20	BOANA	4,880	(1.000)[2]	(99)	68	(31)
CVS Health
Corp.	12/20/21	BARC	19,535	(1.000)[2]	(463)	475	12
CVS Health
Corp.	12/20/21	BARC	6,620	(1.000)[2]	(157)	156	(1)
CVS Health
Corp.	12/20/21	JPMC	29,300	(1.000)[2]	(694)	619	(75)
Deutsche Bank
AG	12/20/22	JPMC	33,535	(1.000)[2]	48	150	198
Deutsche Bank
AG	12/20/22	JPMC	20,120	(1.000)[2]	29	105	134
Deutsche Bank
AG	12/20/22	JPMC	13,415	(1.000)[2]	19	61	80
Dominion
Energy Inc.	12/20/20	JPMC	97,580	(1.000)[2]	(2,066)	1,758	(308)
Dominion
Energy Inc.	12/20/20	JPMC	97,580	(1.000)[2]	(2,067)	1,835	(232)
Dominion
Energy Inc.	6/20/22	JPMC	16,495	(1.000)[2]	(415)	468	53
EI du Pont de
Nemours & Co.	12/20/20	JPMC	25,215	(1.000)[2]	(524)	326	(198)
Enel Investment
Holding BV	6/20/22	BNPSW	33,535[1]	(1.000)[2]	(1,005)	554	(451)

Exelon Corp.	6/20/22	JPMC	26,390	(1.000)[2]	(736)	720	(16)

Exelon Corp.	6/20/22	JPMC	16,495	(1.000)[2]	(460)	455	(5)
Federal Express
Corp.	12/20/18	GSCM	21,640	(1.000)[2]	(137)	44	(93)
Federative
Republic of
Brazil	12/20/22	CITNA	8,626	(1.000)[2]	188	(272)	(84)

Short-Term Investment-Grade Fund

Federative
Republic of
Brazil	12/20/22	GSI	18,330	(1.000)[2]	399	(792)	(393)
Federative
Republic of
Brazil	6/20/23	BNPSW	37,265	(1.000)[2]	1,183	(1,044)	139
Federative
Republic of
Brazil	6/20/23	BOANA	9,000	(1.000)[2]	286	(288)	(2)
Federative
Republic of
Brazil	6/20/23	JPMC	43,800	(1.000)[2]	1,390	(1,264)	126
Federative
Republic of
Brazil	6/20/23	JPMC	9,000	(1.000)[2]	286	(283)	3
Federative
Republic of
Brazil	12/20/25	BOANA	23,222	(1.000)[2]	1,748	(5,099)	(3,351)
Federative
Republic of
Brazil	12/20/25	GSCM	10,925	(1.000)[2]	823	(2,238)	(1,415)
Lincoln National
Corp.	6/20/21	BARC	3,340	(1.000)[2]	(74)	(58)	(132)
Lincoln National
Corp.	6/20/21	BARC	3,335	(1.000)[2]	(75)	58	(17)
Lincoln National
Corp.	12/20/21	BARC	6,575	(1.000)[2]	(147)	(12)	(159)
McDonald’s
Corp.	6/20/22	GSI	26,675	(1.000)[2]	(850)	709	(141)

McKesson Corp.	3/20/19	JPMC	18,210	(1.000)[2]	(152)	118	(34)

McKesson Corp.	3/20/19	JPMC	18,210	(1.000)[2]	(152)	115	(37)

Raytheon Co.	12/20/21	GSI	24,420	(1.000)[2]	(754)	655	(99)

Raytheon Co.	12/20/21	GSI	24,415	(1.000)[2]	(754)	649	(105)
Republic of
Colombia	6/20/23	BNPSW	16,600	(1.000)[2]	40	(35)	5
Republic of
Korea	9/20/18	JPMC	7,800	(1.000)[2]	(28)	6	(22)
Republic of
Philippines	6/20/23	GSI	39,050	(1.000)[2]	(545)	476	(69)
Republic of
South Africa	12/20/20	JPMC	18,950	(1.000)[2]	(89)	(805)	(894)
Republic of
Turkey	6/20/18	BNPSW	23,410	(1.000)[2]	(15)	17	2
Republic of
Turkey	3/20/19	BNPSW	19,520	(1.000)[2]	(67)	2	(65)
Republic of
Turkey	3/20/19	BNPSW	19,515	(1.000)[2]	(66)	1	(65)
Republic of
Turkey	12/20/19	GSCM	34,740	(1.000)[2]	(82)	(301)	(383)
Republic of
Turkey	12/20/19	GSCM	34,100	(1.000)[2]	(80)	(296)	(376)
Republic of
Turkey	6/20/20	BNPSW	48,800	(1.000)[2]	27	(246)	(219)
Republic of
Turkey	6/20/20	BNPSW	24,385	(1.000)[2]	13	(170)	(157)
Republic of
Turkey	6/20/20	BNPSW	19,510	(1.000)[2]	11	(58)	(47)

Short-Term Investment-Grade Fund

Republic of
Turkey	6/20/20	GSCM	19,500	(1.000)[2]	11	(74)	(63)
Republic of
Turkey	6/20/23	BNPSW	61,900	(1.000)[2]	2,646	(2,828)	(182)
Republic of
Turkey	6/20/23	GSI	19,000	(1.000)[2]	812	(843)	(31)
Royal Bank of
Scotland plc	12/20/20	BNPSW	18,060	(1.000)[2]	(349)	82	(267)

Sempra Energy	6/20/22	JPMC	26,390	(1.000)[2]	(691)	698	7

Sempra Energy	6/20/22	JPMC	16,495	(1.000)[2]	(432)	448	16
Societe General
SA	12/20/21	JPMC	9,765	(1.000)[2]	(265)	44	(221)
Standard
Chartered Bank	12/20/21	JPMC	16,475	(1.000)[2]	(448)	(28)	(476)

State of Qatar	6/20/22	BOANA	1,500	(1.000)[2]	(19)	(15)	(34)

State of Qatar	6/20/22	CITNA	3,450	(1.000)[2]	(44)	(34)	(78)

UniCredit SpA	6/20/22	JPMC	13,390	(1.000)[2]	225	(827)	(602)
United Mexican
States	12/20/18	DBAG	4,900	(1.000)[2]	(26)	(4)	(30)
UnitedHealth
Group Inc.	12/20/19	CSFBI	19,525	(1.000)[2]	(300)	209	(91)
UnitedHealth
Group Inc.	6/20/20	CSFBI	19,530	(1.000)[2]	(381)	320	(61)

Walt Disney Co.	12/20/22	CITNA	13,330	(1.000)[2]	(448)	369	(79)

Walt Disney Co.	6/20/23	CITNA	33,255	(1.000)[2]	(1,143)	1,014	(129)

Walt Disney Co.	6/20/23	CITNA	19,955	(1.000)[2]	(686)	668	(18)

Walt Disney Co.	6/20/23	CITNA	13,295	(1.000)[2]	(457)	438	(19)
Wells Fargo &
Co.	9/20/20	BOANA	25,940	(1.000)[2]	(443)	257	(186)

Total					(18,608)	(1,276)	(19,884)

							(17,381)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
3 Periodic premium received/paid monthly.

BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
CITNA—Citibank N.A.
CSFBI--Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.

Short-Term Investment-Grade Fund

GSCM--Goldman Sachs Bank USA.
GSI--Goldman Sachs International.
JPM--JP Morgan Securities.
JPMC--JP Morgan Chase Bank.

At April 30, 2018, the counterparties had deposited in segregated accounts securities with a value of $8,516,000 and cash of $2,610,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps

			Fixed	Floating
			Interest	Interest
			Rate	Rate			Unrealized
	Future	Notional	Received	Received			Appreciation
Terminati	Effective	Amount	(Paid)[2]	(Paid)		Value	(Depreciation)
on Date	Date	($000)	(%)	(%)		($000)	($000)
6/20/19	6/20/18[1]	339,627	1.500	(0.000)	3	(3,689)	(368)
7/16/19	N/A	83,000	2.088	(2.348)	3	(490)	(491)
11/21/19	N/A	130,000	1.891	(1.892)	3	(1,521)	(1,522)
3/31/20	7/5/18[1]	900,346	2.623	(0.000)	3	(2,286)	(2,294)
6/22/20	6/20/18[1]	315,273	(1.750)	0.000	3	6,415	736
12/18/20	N/A	195,160	2.117	(2.177)	3	(3,453)	(3,455)
12/18/20	N/A	97,570	2.110	(2.177)	3	(1,744)	(1,745)
6/21/21	6/20/18[1]	40,290	(1.750)	0.000	3	1,305	138
6/20/22	6/20/18[1]	160,735	(1.750)	0.000	3	7,085	688
6/20/23	6/20/18[1]	28,407	2.000	(0.000)	3	(1,246)	(134)
2/28/25	6/29/18[1]	262,143	(2.895)	0.000	3	787	784
6/20/25	6/20/18[1]	309,437	(2.000)	0.000	3	19,156	1,750
11/16/43	6/29/18[1]	75,083	(3.064)	0.000	3	(697)	(699)
						19,622	(6,612)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
Floating interest payment received/paid quarterly.

Unrealized appreciation (depreciation) on open swap contracts is generally treated the

Short-Term Investment-Grade Fund

same for financial reporting and tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,440,953	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	13,246,420	120,868

Short-Term Investment-Grade Fund

Corporate Bonds	—	33,894,826	33,261
Sovereign Bonds	—	5,146,177	—
Taxable Municipal Bonds	—	83,558	—
Tax-Exempt Municipal Bonds	—	10,000	—
Convertible Preferred Stocks	—	—	—[2]
Temporary Cash Investments	1,082,827	2,109,026	—
Options Purchased	1,396	308	—
Liability for Options Written	(3,668)	(1,591)	—
Futures Contracts—Assets[1]	2,369	—	—
Futures Contracts—Liabilities[1]	(7,666)	—	—
Forward Currency Contracts—Assets	—	13,483	—
Forward Currency Contracts—Liabilities	—	(1,404)	—
Swap Contracts—Assets	65[1]	3,345	—
Swap Contracts—Liabilities	(1,160)[1]	(20,726)	—
Total	1,074,163	59,924,375	154,129
1 Represents variation margin on the last day of the reporting period.
2 Market value of convertible preferred stocks based on Level 3 inputs.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts

Short-Term Investment-Grade Fund

contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties,

Short-Term Investment-Grade Fund

and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

G. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Short-Term Investment-Grade Fund

Options contracts are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

H. At April 30, 2018, the cost of investment securities for tax purposes was $62,042,273,000. Net unrealized depreciation of investment securities for tax purposes was $874,357,000, consisting of unrealized gains of $56,958,000 on securities that had risen in value since their purchase and $931,315,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Federal Fund

Schedule of Investments (unaudited)
As of April 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (95.6%)
U.S. Government Securities (20.8%)
	United States Treasury Note/Bond	1.500%	1/31/19	330,000	328,297
	United States Treasury Note/Bond	1.000%	3/15/19	50,000	49,461
	United States Treasury Note/Bond	1.625%	3/31/19	120,000	119,306
	United States Treasury Note/Bond	1.250%	5/31/19	10,500	10,380
	United States Treasury Note/Bond	1.000%	6/30/19	130,000	128,010
	United States Treasury Note/Bond	1.250%	6/30/19	81,510	80,504
	United States Treasury Note/Bond	1.500%	10/31/19	7,800	7,694
	United States Treasury Note/Bond	1.750%	11/30/19	6,100	6,035
	United States Treasury Note/Bond	2.250%	2/29/20	15,700	15,636
	United States Treasury Note/Bond	1.875%	12/15/20	7,250	7,120
	United States Treasury Note/Bond	2.000%	1/15/21	60,580	59,624
	United States Treasury Note/Bond	1.375%	4/30/21	15,500	14,936
1	United States Treasury Note/Bond	1.375%	5/31/21	99,740	95,969
	United States Treasury Note/Bond	1.125%	6/30/21	33,200	31,654
	United States Treasury Note/Bond	1.125%	7/31/21	41,500	39,503
2	United States Treasury Note/Bond	1.625%	8/31/22	8,100	7,728
	United States Treasury Note/Bond	1.875%	9/30/22	14,700	14,158
	United States Treasury Note/Bond	2.250%	8/15/27	3,100	2,925
					1,018,940
Agency Bonds and Notes (63.7%)
3	AID-Iraq	2.149%	1/18/22	15,366	14,966
3	AID-Israel	0.000%	11/1/19	14,470	13,883
3	AID-Israel	5.500%	9/18/23	12,700	14,229
3	AID-Israel	5.500%	4/26/24	4,100	4,646
3	AID-Jordan	2.578%	6/30/22	33,500	33,061
3	AID-Tunisia	1.416%	8/5/21	12,300	11,731
3	AID-Ukraine	1.844%	5/16/19	11,665	11,630
4	Fannie Mae Interest Strip	0.000%	1/15/19	1,560	1,535
4	Fannie Mae Principal Strip	0.000%	2/1/19	25,682	25,247
5	Federal Home Loan Banks	0.625%	8/7/18	6,440	6,419
5	Federal Home Loan Banks	1.750%	12/14/18	3,000	2,993
5	Federal Home Loan Banks	1.250%	1/16/19	45,400	45,108
5	Federal Home Loan Banks	1.375%	3/18/19	21,000	20,839
5	Federal Home Loan Banks	5.375%	5/15/19	46,000	47,429
5	Federal Home Loan Banks	1.375%	5/28/19	34,300	33,954
5	Federal Home Loan Banks	0.875%	8/5/19	83,500	81,900
5	Federal Home Loan Banks	2.125%	2/11/20	82,700	82,097
5	Federal Home Loan Banks	2.375%	3/30/20	5,700	5,682
5	Federal Home Loan Banks	1.750%	6/12/20	20,000	19,658
5,6	Federal Home Loan Banks	1.800%	8/28/20	50,000	48,970
5,6	Federal Home Loan Banks	1.800%	8/28/20	123,250	120,710
5	Federal Home Loan Banks	1.375%	9/28/20	43,740	42,461
4,6	Federal Home Loan Mortgage Corp.	1.275%	6/28/19	50,000	49,339
4	Federal Home Loan Mortgage Corp.	0.875%	7/19/19	28,350	27,832
4,6	Federal Home Loan Mortgage Corp.	1.250%	7/26/19	50,000	49,268
4	Federal Home Loan Mortgage Corp.	1.375%	8/15/19	96,700	95,417
4,6	Federal Home Loan Mortgage Corp.	1.800%	4/13/20	75,000	73,777
4	Federal Home Loan Mortgage Corp.	2.500%	4/23/20	136,900	136,726

4,6	Federal Home Loan Mortgage Corp.	1.700%	9/29/20	164,060	160,185
4,6	Federal Home Loan Mortgage Corp.	1.800%	9/29/20	75,000	73,385
4	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	144,800	143,604
4,6	Federal Home Loan Mortgage Corp.	2.753%	1/30/23	50,000	49,395
4,6	Federal National Mortgage Assn.	1.250%	9/27/18	10,000	9,971
4	Federal National Mortgage Assn.	1.375%	1/28/19	33,750	33,553
4	Federal National Mortgage Assn.	0.875%	8/2/19	16,950	16,627
4	Federal National Mortgage Assn.	0.000%	10/9/19	275,300	265,345
4,6	Federal National Mortgage Assn.	1.250%	11/25/19	75,000	73,482
4,6	Federal National Mortgage Assn.	1.150%	11/29/19	77,500	75,907
4,6	Federal National Mortgage Assn.	1.750%	1/17/20	50,000	49,269
4	Federal National Mortgage Assn.	2.000%	10/5/22	43,400	41,886
4	Federal National Mortgage Assn.	2.375%	1/19/23	44,800	43,781
4	Federal National Mortgage Assn.	1.875%	9/24/26	75,650	68,636
5	Financing Corp.	0.000%	5/11/18	108,000	107,947
5	Financing Corp.	0.000%	11/2/18	1,540	1,524
5	Financing Corp.	0.000%	12/6/18	32,496	32,083
5	Financing Corp.	0.000%	3/7/19	3,910	3,834
5	Financing Corp.	9.700%	4/5/19	5,820	6,208
	Government Trust Certificate	0.000%	4/1/20	10,419	9,888
	Government Trust Certificate	0.000%	10/1/20	7,711	7,206
	Private Export Funding Corp.	4.375%	3/15/19	9,570	9,738
	Private Export Funding Corp.	1.450%	8/15/19	24,042	23,690
	Private Export Funding Corp.	2.250%	3/15/20	12,393	12,295
	Private Export Funding Corp.	2.300%	9/15/20	17,450	17,269
	Private Export Funding Corp.	4.300%	12/15/21	4,430	4,646
	Private Export Funding Corp.	3.550%	1/15/24	15,500	15,927
	Private Export Funding Corp.	2.450%	7/15/24	5,300	5,122
	Private Export Funding Corp.	3.250%	6/15/25	16,200	16,302
	Residual Funding Corp. Principal Strip	0.000%	1/15/21	52,508	48,802
	Resolution Funding Corp. Interest Strip	0.000%	4/15/26	12,990	10,083
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	12,864	9,692
	Resolution Funding Corp. Interest Strip	0.000%	4/15/27	13,756	10,279
	Resolution Funding Corp. Interest Strip	0.000%	7/15/27	7,094	5,258
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	7,094	5,206
	Resolution Funding Corp. Principal Strip	0.000%	10/15/19	83,431	80,403
	Resolution Funding Corp. Principal Strip	0.000%	7/15/20	98,370	92,774
	Resolution Funding Corp. Principal Strip	0.000%	10/15/20	269,717	252,504
5	Tennessee Valley Authority	2.250%	3/15/20	61,100	60,705
5	Tennessee Valley Authority	4.700%	7/15/33	20,990	24,299
5	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	17,342	13,638
					3,113,856
Conventional Mortgage-Backed Securities (9.9%)
4,6	Fannie Mae Pool	2.000%	10/1/27–1/1/32	21,649	20,565
4,6	Fannie Mae Pool	2.500%	2/1/28–11/1/31	127,869	124,491
4,6,7Fannie Mae Pool		3.000%	12/1/20–5/1/33	116,951	116,281
4,6,7Fannie Mae Pool		3.500%	8/1/20–5/1/33	49,754	50,387
4,6	Fannie Mae Pool	4.000%	6/1/18–12/1/28	12,109	12,447
4,6	Fannie Mae Pool	4.500%	5/1/18–10/1/25	1,478	1,499
4,6	Fannie Mae Pool	5.000%	5/1/18–3/1/38	3,460	3,625
4,6	Fannie Mae Pool	5.500%	5/1/18–1/1/25	410	417
4,6	Fannie Mae Pool	6.000%	5/1/24	1	1
4,6	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	7,272	6,893
4,6	Freddie Mac Gold Pool	2.500%	6/1/22–1/1/33	69,352	67,443
4,6,7Freddie Mac Gold Pool		3.000%	4/1/27–5/1/33	50,311	50,106
4,6	Freddie Mac Gold Pool	3.500%	3/1/21–8/1/29	14,897	15,128
4,6	Freddie Mac Gold Pool	4.000%	6/1/18–1/1/29	7,643	7,858

4,6	Freddie Mac Gold Pool	4.500%	5/1/18–9/1/26	5,248	5,296
4,6	Freddie Mac Gold Pool	5.000%	5/1/18–6/1/25	1,916	1,953
4,6	Freddie Mac Gold Pool	5.500%	7/1/18–2/1/19	9	9
4,6	Freddie Mac Gold Pool	6.000%	10/1/18	3	3
					484,402
Nonconventional Mortgage-Backed Securities (1.2%)
4,6,8Fannie Mae Pool		3.456%	12/1/40	1,680	1,771
4,6,9Fannie Mae REMICS 2005-45		2.267%	6/25/35	992	998
4,6,9Fannie Mae REMICS 2005-95		2.307%	11/25/35	1,299	1,313
4,6,9Fannie Mae REMICS 2006-46		2.217%	6/25/36	3,720	3,739
4,6,9Fannie Mae REMICS 2007-4		2.342%	2/25/37	457	460
4,6,9Fannie Mae REMICS 2012-122		2.297%	11/25/42	1,352	1,363
4,6,9Fannie Mae REMICS 2013-19		2.197%	9/25/41	1,837	1,837
4,6,9Fannie Mae REMICS 2013-39		2.247%	5/25/43	1,740	1,750
4,6,9Fannie Mae REMICS 2015-22		2.197%	4/25/45	1,475	1,478
4,6,9Fannie Mae REMICS 2016-55		2.397%	8/25/46	2,928	2,968
4,6,9Fannie Mae REMICS 2016-60		2.147%	9/25/46	5,928	5,936
4,6,9Fannie Mae REMICS 2016-62		2.297%	9/25/46	5,898	5,944
4,6,9Fannie Mae REMICS 2016-93		2.247%	12/25/46	11,167	11,223
4,6,8Freddie Mac Non Gold Pool		3.342%	7/1/35	6,910	7,295
4,6,8Freddie Mac Non Gold Pool		3.443%	9/1/37	5,282	5,565
4,6	Freddie Mac Non Gold Pool	3.751%	7/1/33	924	972
4,6,9Freddie Mac REMICS		2.247%	11/15/36–8/15/43	2,721	2,737
4,6,9Freddie Mac REMICS		2.257%	11/15/36	959	965
4,6,9Freddie Mac REMICS		2.347%	6/15/42	512	517
					58,830
Total U.S. Government and Agency Obligations (Cost $4,756,201)					4,676,028
Asset-Backed/Commercial Mortgage-Backed Securities (5.0%)
6	Small Business Administration Participation
	Certs 2017-20	2.880%	5/1/37	3,976	3,853
6	Small Business Administration Participation
	Certs 2017-20	2.850%	10/1/37	20,297	19,547
6	Small Business Administration Participation
	Certs 2017-20	2.790%	11/1/37	27,800	26,900
6	Small Business Administration Participation
	Certs 2017-20	2.780%	12/1/37	23,400	22,853
6	Small Business Administration Participation
	Certs 2017-20	3.310%	4/1/38	66,100	65,713
6	Small Business Administration Participation
	Certs 2018-20	2.920%	1/1/38	19,600	19,192
6	Small Business Administration Participation
	Certs 2018-20	3.220%	2/1/38	31,900	31,705
6	Small Business Administration Participation
	Certs 2018-20C	3.200%	3/1/38	54,800	54,027
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $247,603)					243,790

				Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
10 Vanguard Market Liquidity Fund (Cost
$25,643)		1.886%		256,456	25,646

				Notional
	Expiration		Exercise	Amount
	Date	Contracts	Price	($000)
Options on Futures Purchased[11] (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	42	USD 120.00	5,040	22
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	21	USD 119.50	2,510	15
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	42	USD 120.00	5,040	53
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	21	USD 119.50	2,510	20
Total Options on Futures Purchased (Cost $113)					110
Total Investments (101.1%) (Cost $5,029,560)					4,945,574
Liability for Options Written[11] (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	42	USD 119.25	5,009	(24)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	42	USD 119.50	5,019	(16)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	84	USD 120.25	10,101	(9)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	42	USD 119.25	5,009	(28)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	42	USD 120.00	5,040	(12)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	34	USD 120.50	4,097	(5)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	84	USD 120.25	10,101	(62)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	42	USD 119.50	5,019	(11)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	42	USD 119.25	5,009	(8)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	76	USD 120.00	9,120	(50)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	34	USD 120.50	4,097	(35)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	84	USD 119.00	9,996	(18)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	42	USD 119.25	5,009	(12)
Total Liability for Options Written (Premiums Received $303)					(290)
Other Assets and Other Liabilities-Net (-1.1%)					(51,361)
Net Assets (100%)					4,893,923

1 Securities with a value of $277,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2 Securities with a value of $2,446,000 have been segregated as initial margin for open futures contracts.
3 U.S. government-guaranteed.

4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2018.
8 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
9 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
11 Unrealized appreciation (depreciation) on options on futures contracts is required to be treated as realized gain (loss) for tax purposes.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2018	2,159	457,809	(875)
5-Year U.S. Treasury Note	June 2018	3,132	355,506	(1,688)
				(2,563)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2018	(2,877)	(344,161)	2,001
Ultra 10-Year U.S. Treasury Note	June 2018	(400)	(51,156)	268
30-Year U.S. Treasury Bond	June 2018	(159)	(22,871)	(134)
Ultra Long U.S. Treasury Bond	June 2018	(137)	(21,526)	152
				2,287
				(276)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard

Short-Term Federal Fund

Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,676,028	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	243,790	—
Temporary Cash Investments	25,646	—	—

Short-Term Federal Fund

Options on Futures Purchased	110	—	—
Liability for Options Written	(290)	—	—
Futures Contracts—Assets[1]	177	—	—
Futures Contracts—Liabilities[1]	(656)	—	—
Total	24,987	4,919,818	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

F. At April 30, 2018, the cost of investment securities for tax purposes was $5,029,447,000. Net unrealized depreciation of investment securities for tax purposes was $83,983,000, consisting of unrealized gains of $391,000 on securities that had risen in value since their purchase and $84,374,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments (unaudited)
As of April 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.8%)
U.S. Government Securities (96.2%)
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/20	75,000	79,070
	United States Treasury Note/Bond	5.500%	8/15/28	16,500	20,215
	United States Treasury Note/Bond	5.250%	11/15/28	11,000	13,276
	United States Treasury Note/Bond	5.250%	2/15/29	13,000	15,744
	United States Treasury Note/Bond	6.125%	8/15/29	8,000	10,421
	United States Treasury Note/Bond	6.250%	5/15/30	17,000	22,623
	United States Treasury Note/Bond	4.750%	2/15/37	12,000	15,009
	United States Treasury Note/Bond	5.000%	5/15/37	16,000	20,615
	United States Treasury Note/Bond	4.375%	2/15/38	15,000	18,021
	United States Treasury Note/Bond	4.500%	5/15/38	7,000	8,555
	United States Treasury Note/Bond	3.500%	2/15/39	14,000	15,011
	United States Treasury Note/Bond	4.250%	5/15/39	16,000	19,003
	United States Treasury Note/Bond	4.500%	8/15/39	22,500	27,629
	United States Treasury Note/Bond	4.375%	11/15/39	34,496	41,719
	United States Treasury Note/Bond	4.625%	2/15/40	58,000	72,482
	United States Treasury Note/Bond	4.375%	5/15/40	59,300	71,790
	United States Treasury Note/Bond	3.875%	8/15/40	55,100	62,297
	United States Treasury Note/Bond	4.250%	11/15/40	65,222	77,747
	United States Treasury Note/Bond	4.750%	2/15/41	66,000	84,139
	United States Treasury Note/Bond	4.375%	5/15/41	40,000	48,588
	United States Treasury Note/Bond	3.750%	8/15/41	49,195	54,668
	United States Treasury Note/Bond	3.125%	11/15/41	36,576	36,839
	United States Treasury Note/Bond	3.125%	2/15/42	37,200	37,468
	United States Treasury Note/Bond	3.000%	5/15/42	33,000	32,526
	United States Treasury Note/Bond	2.750%	8/15/42	60,000	56,503
	United States Treasury Note/Bond	2.750%	11/15/42	68,400	64,349
	United States Treasury Note/Bond	3.125%	2/15/43	81,921	82,305
1	United States Treasury Note/Bond	2.875%	5/15/43	100,411	96,473
	United States Treasury Note/Bond	3.625%	8/15/43	105,053	114,656
	United States Treasury Note/Bond	3.750%	11/15/43	118,408	131,877
	United States Treasury Note/Bond	3.625%	2/15/44	119,499	130,497
	United States Treasury Note/Bond	3.375%	5/15/44	125,802	131,817
	United States Treasury Note/Bond	3.125%	8/15/44	110,300	110,644
	United States Treasury Note/Bond	3.000%	11/15/44	109,229	107,096
	United States Treasury Note/Bond	2.500%	2/15/45	98,246	87,316
	United States Treasury Note/Bond	3.000%	5/15/45	96,707	94,757
	United States Treasury Note/Bond	2.875%	8/15/45	109,670	104,854
	United States Treasury Note/Bond	3.000%	11/15/45	113,118	110,786
	United States Treasury Note/Bond	2.500%	2/15/46	93,450	82,747
	United States Treasury Note/Bond	2.500%	5/15/46	104,223	92,221
	United States Treasury Note/Bond	2.250%	8/15/46	94,800	79,395
	United States Treasury Note/Bond	2.875%	11/15/46	123,126	117,489
	United States Treasury Note/Bond	3.000%	2/15/47	115,927	113,409
	United States Treasury Note/Bond	3.000%	5/15/47	140,000	136,893
	United States Treasury Note/Bond	2.750%	8/15/47	125,100	116,265
	United States Treasury Note/Bond	2.750%	11/15/47	79,750	74,105

	United States Treasury Note/Bond		3.000%	2/15/48	86,600	84,652
						3,226,561
Agency Bonds and Notes (2.1%)
2	Fannie Mae Interest Strip		0.000%	5/15/29	4,592	3,127
2	Fannie Mae Principal Strip		0.000%	5/15/30	25,912	17,126
2	Federal Home Loan Mortgage Corp.		0.000%	12/14/29	20,000	13,350
2	Freddie Mac Coupon Strips		0.000%	3/15/28	1,771	1,260
2	Freddie Mac Coupon Strips		0.000%	9/15/28	1,000	697
2	Freddie Mac Coupon Strips		0.000%	1/15/30	15,658	10,396
2	Freddie Mac Coupon Strips		0.000%	3/15/30	12,896	8,503
	Resolution Funding Corp. Interest Strip		0.000%	4/15/28	21,802	15,663
						70,122
Conventional Mortgage-Backed Securities (0.0%)
2,3	Fannie Mae Pool		6.000%	2/1/26–11/1/28	12	13
						13
Nonconventional Mortgage-Backed Securities (0.5%)
2,3,4Fannie Mae REMICS 2016-1			2.247%	2/25/46	6,187	6,221
2,3,4Fannie Mae REMICS 2016-6			2.347%	2/25/46	4,186	4,237
2,3,4Freddie Mac REMICS			2.297%	5/15/46	4,137	4,170
2,3,4Freddie Mac REMICS			2.347%	10/15/46	3,822	3,862
						18,490
Total U.S. Government and Agency Obligations (Cost $3,346,068)						3,315,186
Temporary Cash Investment (0.5%)

					Shares
Money Market Fund (0.5%)
5	Vanguard Market Liquidity Fund (Cost
	$15,681)		1.886%		156,821	15,682

					Notional
		Expiration		Exercise	Amount	Value
		Date	Contracts	Price	($000)	($000)
Options on Futures Purchased (0.0%)[6]
	Call Options on 10-Year U.S.
	Treasury Note Futures Contracts	07/27/18	29	USD 120.00	3,480	16
	Call Options on 10-Year U.S.
	Treasury Note Futures Contracts	07/27/18	15	USD 119.50	1,793	11
	Put Options on 10-Year U.S.
	Treasury Note Futures Contracts	07/27/18	29	USD 120.00	3,480	36
	Put Options on 10-Year U.S.
	Treasury Note Futures Contracts	07/27/18	15	USD 119.50	1,793	14

Total Options on Futures Purchased (Cost $80)						77
Total Investments (99.3%) (Cost $3,361,829)						3,330,945

Liability for Options Written (0.0%)[6]
	Call Options on 10-Year
	U.S. Treasury Note
	Futures Contracts	05/11/18	(29)	USD 119.25	(3,458)	(16)
	Call Options on 10-Year
	U.S. Treasury Note
	Futures Contracts	05/11/18	(29)	USD 119.50	(3,465)	(11)

Call Options on 10-Year
U.S. Treasury Note
Futures Contracts	05/11/18	(59)	USD 120.25	(7,095)	(6)
Call Options on 10-Year
U.S. Treasury Note
Futures Contracts	05/25/18	(29)	USD 119.25	(3,458)	(19)
Call Options on 10-Year
U.S. Treasury Note
Futures Contracts	05/25/18	(30)	USD 120.00	(3,600)	(8)
Call Options on 10-Year
U.S. Treasury Note
Futures Contracts	05/25/18	(23)	USD 120.50	(2,772)	(3)
Put Options on 10-Year
U.S. Treasury Note
Futures Contracts	05/11/18	(59)	USD 120.25	(7,095)	(43)
Put Options on 10-Year
U.S. Treasury Note
Futures Contracts	05/11/18	(29)	USD 119.50	(3,465)	(8)
Put Options on 10-Year
U.S. Treasury Note
Futures Contracts	05/11/18	(29)	USD 119.25	(3,458)	(5)
Put Options on 10-Year
U.S. Treasury Note
Futures Contracts	05/25/18	(53)	USD 120.00	(6,360)	(35)
Put Options on 10-Year
U.S. Treasury Note
Futures Contracts	05/25/18	(23)	USD 120.50	(2,771)	(23)
Put Options on 10-Year
U.S. Treasury Note
Futures Contracts	05/25/18	(58)	USD 119.00	(6,902)	(13)
Put Options on 10-Year
U.S. Treasury Note
Futures Contracts	05/25/18	(29)	USD 119.25	(3,458)	(9)
Total Liability for Options Written (Premiums Received $211)					(199)
Other Assets and Other Liabilities-Net (0.7%)					24,968
Net Assets (100%)					3,355,714

1 Securities with a value of $3,315,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Unrealized appreciation (depreciation) on options on futures contracts is required to be treated as realized gain
(loss) for tax purposes.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
	Number of		Value and
	Long (Short)	Notional	Unrealized
Expiration	Contracts	Amount	Appreciation)

				(Depreciation
Long Futures Contracts
30-Year U.S. Treasury Note	June 2018	506	72,785	(68)
5-Year U.S. Treasury Bond	June 2018	403	45,744	(247)
Ultra 10-Year U.S. Treasury Note	June 2018	225	28,775	132
Ultra Long U.S. Treasury Bond	June 2018	41	6,442	60
				(123)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2018	(381)	(80,790)	222
10-Year U.S. Treasury Note	June 2018	(203)	(24,284)	(11)
				211
				88

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,315,186	—
Temporary Cash Investments	15,682	—	—
Options on Futures Purchased	77	—	—
Liability for Options Written	(199)	—	—
Futures Contracts—Assets[1]	915	—	—
Futures Contracts—Liabilities[1]	(326)	—	—
Total	16,149	3,315,186	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2018, the cost of investment securities for tax purposes was $3,361,749,000. Net unrealized depreciation of investment securities for tax purposes was $30,881,000 consisting of unrealized gains of $44,137,000 on securities that had risen in value since their purchase and $75,018,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments (unaudited)
As of April 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (96.9%)
U.S. Government Securities (88.8%)
	United States Treasury Inflation Indexed
	Bonds	2.125%	1/15/19	217,100	255,079
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/19	314,300	332,465
	United States Treasury Note/Bond	1.250%	1/31/19	100,000	99,297
	United States Treasury Note/Bond	1.500%	1/31/19	75,000	74,613
	United States Treasury Note/Bond	0.750%	2/15/19	50,000	49,430
	United States Treasury Note/Bond	1.375%	2/28/19	120,000	119,137
	United States Treasury Note/Bond	1.500%	2/28/19	102,000	101,379
	United States Treasury Note/Bond	1.625%	3/31/19	3,000	2,983
	United States Treasury Note/Bond	1.625%	4/30/19	125,000	124,199
	United States Treasury Note/Bond	3.125%	5/15/19	30,000	30,248
	United States Treasury Note/Bond	1.375%	7/31/19	150,000	148,171
	United States Treasury Note/Bond	1.000%	8/31/19	62,000	60,877
	United States Treasury Note/Bond	1.250%	8/31/19	70,000	68,961
	United States Treasury Note/Bond	1.625%	8/31/19	100,000	99,000
	United States Treasury Note/Bond	0.875%	9/15/19	150,000	146,929
	United States Treasury Note/Bond	1.375%	9/30/19	50,000	49,289
	United States Treasury Note/Bond	1.750%	9/30/19	173,000	171,405
	United States Treasury Note/Bond	1.250%	10/31/19	100,000	98,297
	United States Treasury Note/Bond	1.500%	10/31/19	101,000	99,627
	United States Treasury Note/Bond	3.375%	11/15/19	75,000	76,054
	United States Treasury Note/Bond	1.500%	11/30/19	200,000	197,124
	United States Treasury Note/Bond	1.750%	11/30/19	325,000	321,548
	United States Treasury Note/Bond	1.375%	12/15/19	160,000	157,299
	United States Treasury Note/Bond	1.125%	3/31/20	13,000	12,671
	United States Treasury Note/Bond	1.375%	3/31/20	43,100	42,211
	United States Treasury Note/Bond	1.375%	4/30/20	4,350	4,255
1	United States Treasury Note/Bond	1.375%	5/31/20	249,600	243,829
	United States Treasury Note/Bond	1.500%	5/31/20	126,000	123,402
	United States Treasury Note/Bond	1.625%	6/30/20	153,700	150,770
	United States Treasury Note/Bond	1.875%	6/30/20	49,100	48,417
	United States Treasury Note/Bond	1.500%	7/15/20	127,200	124,377
	United States Treasury Note/Bond	1.625%	7/31/20	195,000	191,100
	United States Treasury Note/Bond	2.000%	7/31/20	90,000	88,931
	United States Treasury Note/Bond	1.500%	8/15/20	45,000	43,960
	United States Treasury Note/Bond	2.625%	8/15/20	114,000	114,178
	United States Treasury Note/Bond	1.375%	8/31/20	85,000	82,729
	United States Treasury Note/Bond	2.125%	8/31/20	90,000	89,114
	United States Treasury Note/Bond	1.375%	9/30/20	140,000	136,107
	United States Treasury Note/Bond	2.000%	9/30/20	175,000	172,648
	United States Treasury Note/Bond	1.625%	10/15/20	213,200	208,403
	United States Treasury Note/Bond	1.375%	10/31/20	60,000	58,256
	United States Treasury Note/Bond	1.750%	10/31/20	270,000	264,516
	United States Treasury Note/Bond	1.750%	11/15/20	75,000	73,477
	United States Treasury Note/Bond	2.625%	11/15/20	104,750	104,832
	United States Treasury Note/Bond	1.625%	11/30/20	100,000	97,594
	United States Treasury Note/Bond	1.875%	12/15/20	211,150	207,356
	United States Treasury Note/Bond	1.750%	12/31/20	223,415	218,527

	United States Treasury Note/Bond	1.375%	1/31/21	190,000	183,766
	United States Treasury Note/Bond	2.125%	1/31/21	102,000	100,662
	United States Treasury Note/Bond	3.625%	2/15/21	32,000	32,870
	United States Treasury Note/Bond	1.375%	4/30/21	35,000	33,726
	United States Treasury Note/Bond	3.125%	5/15/21	46,000	46,625
	United States Treasury Note/Bond	1.375%	5/31/21	80,000	76,975
	United States Treasury Note/Bond	2.000%	5/31/21	85,000	83,353
	United States Treasury Note/Bond	1.125%	6/30/21	93,000	88,670
	United States Treasury Note/Bond	1.125%	7/31/21	150,000	142,782
	United States Treasury Note/Bond	2.125%	8/15/21	170,000	166,972
	United States Treasury Note/Bond	2.000%	8/31/21	65,000	63,558
	United States Treasury Note/Bond	1.875%	4/30/22	5,000	4,838
	United States Treasury Note/Bond	2.000%	11/30/22	53,530	51,757
					6,861,625
Agency Bonds and Notes (7.6%)
2	AID-Iraq	2.149%	1/18/22	11,991	11,679
2	AID-Tunisia	1.416%	8/5/21	16,500	15,737
3	Fannie Mae Interest Strip	0.000%	1/15/19	2,197	2,162
3	Fannie Mae Principal Strip	0.000%	2/1/19	9,900	9,732
3	Federal National Mortgage Assn.	0.000%	10/9/19	162,100	156,238
4	Financing Corp.	0.000%	5/11/18	72,000	71,965
4	Financing Corp.	0.000%	11/2/18	2,150	2,127
4	Financing Corp.	0.000%	3/7/19	5,475	5,369
4	Financing Corp.	9.700%	4/5/19	9,060	9,664
	Government Trust Certificate	0.000%	10/1/20	12,119	11,325
	Private Export Funding Corp.	4.375%	3/15/19	13,330	13,564
	Private Export Funding Corp.	1.450%	8/15/19	30,534	30,086
	Private Export Funding Corp.	2.250%	3/15/20	5,800	5,754
	Private Export Funding Corp.	2.300%	9/15/20	7,550	7,472
	Residual Funding Corp. Principal Strip	0.000%	1/15/21	61,200	56,881
	Resolution Funding Corp. Principal Strip	0.000%	10/15/19	67,770	65,311
	Resolution Funding Corp. Principal Strip	0.000%	7/15/20	27,490	25,926
	Resolution Funding Corp. Principal Strip	0.000%	10/15/20	91,620	85,773
					586,765
Conventional Mortgage-Backed Securities (0.0%)
3,5	Freddie Mac Gold Pool	6.000%	10/1/27–4/1/28	75	83
					83
Nonconventional Mortgage-Backed Securities (0.5%)
3,5,6Fannie Mae REMICS 2016-1		2.247%	2/25/46	11,383	11,445
3,5,6Fannie Mae REMICS 2016-6		2.347%	2/25/46	7,701	7,795
3,5,6Fannie Mae REMICS 2016-93		2.247%	12/25/46	8,194	8,235
3,5,6Freddie Mac REMICS		2.297%	5/15/46	7,854	7,917
3,5,6Freddie Mac REMICS		2.347%	10/15/46	7,347	7,424
					42,816
Total U.S. Government and Agency Obligations (Cost $7,565,991)					7,491,289

				Shares
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
7 Vanguard Market Liquidity Fund (Cost
$140,034)		1.886%		1,400,415	140,042
				Notional
	Expiration		Exercise	Amount
	Date	Contracts	Price	($000)
Options on Futures Purchased[8] (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	67	USD 120.00	8,040	36
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	33	USD 119.50	3,944	24
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	67	USD 120.00	8,040	84
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	33	USD 119.50	3,944	31
Total Options on Futures Purchased (Cost $180)					175
Total Investments (98.7%) (Cost $7,706,205)					7,631,506
Liability for Options Written[8] (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	67	USD 119.25	7,990	(38)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	67	USD 119.50	8,007	(26)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	133	USD 120.25	15,993	(14)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	67	USD 119.25	7,990	(45)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	66	USD 120.00	7,920	(19)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	53	USD 120.50	6,387	(7)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	133	USD 120.25	15,993	(98)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	67	USD 119.50	8,007	(18)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	67	USD 119.25	7,990	(12)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	119	USD 120.00	14,280	(78)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	53	USD 120.50	6,387	(54)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	133	USD 119.00	15,827	(29)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	67	USD 119.25	7,990	(20)
Total Liability for Options Written (Premiums Received $479)					(458)
Other Assets and Other Liabilities-Net (1.3%)					99,262
Net Assets (100%)					7,730,310

1 Securities with a value of $4,423,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
8 Unrealized appreciation (depreciation) on options on future contracts is required to be treated as realized gain
(loss) for tax purposes.
REMICS—Real Estate Mortgage Investment Conduits

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2018	3,833	812,776	(779)
5-Year U.S. Treasury Note	June 2018	4,051	459,820	(1,737)
Ultra 10-Year U.S. Treasury Note	June 2018	266	34,019	97
				(2,419)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2018	(459)	(54,908)	(24)
Ultra Long U.S. Treasury Bond	June 2018	(215)	(33,782)	238
				214
				(2,205)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Short-Term Treasury Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,491,289	—
Temporary Cash Investments	140,042	—	—
Options on Futures Purchased	175	—	—
Liability for Options Written	(458)	—	—
Futures Contracts—Assets[1]	365	—	—
Futures Contracts—Liabilities[1]	(246)	—	—
Total	139,878	7,491,289	—
1 Represents variation margin on the last day of the reporting period.

C. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the

Short-Term Treasury Fund

option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

D. At April 30, 2018, the cost of investment securities for tax purposes was $7,706,025,000. Net unrealized depreciation of investment securities for tax purposes was $74,694,000, consisting of unrealized gains of $452,000 on securities that had risen in value since their purchase and $75,146,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments (unaudited)
As of April 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (94.3%)
U.S. Government Securities (89.8%)
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/21	83,000	85,970
United States Treasury Note/Bond	3.125%	5/15/21	10,000	10,136
United States Treasury Note/Bond	1.375%	5/31/21	10,000	9,622
United States Treasury Note/Bond	2.125%	6/30/21	46,250	45,484
United States Treasury Note/Bond	1.125%	7/31/21	27,950	26,605
United States Treasury Note/Bond	2.250%	7/31/21	64,000	63,140
United States Treasury Note/Bond	2.125%	8/15/21	111,000	109,023
United States Treasury Note/Bond	1.125%	8/31/21	77,150	73,316
United States Treasury Note/Bond	2.000%	8/31/21	75,900	74,216
United States Treasury Note/Bond	1.125%	9/30/21	30,000	28,467
United States Treasury Note/Bond	2.125%	9/30/21	86,500	84,878
United States Treasury Note/Bond	2.000%	10/31/21	44,000	42,969
United States Treasury Note/Bond	1.750%	11/30/21	30,000	29,025
United States Treasury Note/Bond	2.000%	12/31/21	46,000	44,857
United States Treasury Note/Bond	1.500%	1/31/22	65,000	62,176
United States Treasury Note/Bond	1.875%	1/31/22	90,000	87,300
United States Treasury Note/Bond	1.875%	2/28/22	93,000	90,137
United States Treasury Note/Bond	1.750%	3/31/22	20,000	19,272
United States Treasury Note/Bond	1.875%	3/31/22	71,000	68,759
United States Treasury Note/Bond	1.750%	4/30/22	44,000	42,357
United States Treasury Note/Bond	1.875%	4/30/22	150,000	145,125
United States Treasury Note/Bond	1.750%	5/31/22	77,600	74,642
United States Treasury Note/Bond	1.750%	6/30/22	41,000	39,411
United States Treasury Note/Bond	1.875%	7/31/22	123,600	119,254
United States Treasury Note/Bond	1.625%	8/15/22	7,000	6,681
United States Treasury Note/Bond	1.750%	9/30/22	93,000	89,076
United States Treasury Note/Bond	1.875%	9/30/22	100,000	96,312
United States Treasury Note/Bond	2.000%	10/31/22	120,000	116,100
United States Treasury Note/Bond	1.625%	11/15/22	40,000	38,050
United States Treasury Note/Bond	2.125%	12/31/22	130,000	126,283
United States Treasury Note/Bond	2.375%	1/31/23	52,000	51,058
United States Treasury Note/Bond	2.000%	2/15/23	55,000	53,066
United States Treasury Note/Bond	1.500%	2/28/23	54,000	50,862
United States Treasury Note/Bond	2.625%	2/28/23	49,000	48,648
United States Treasury Note/Bond	1.500%	3/31/23	50,000	47,031
United States Treasury Note/Bond	2.500%	3/31/23	20,000	19,731
United States Treasury Note/Bond	1.625%	4/30/23	45,000	42,539
United States Treasury Note/Bond	1.750%	5/15/23	85,000	80,803
United States Treasury Note/Bond	1.625%	5/31/23	45,000	42,483
United States Treasury Note/Bond	2.500%	8/15/23	62,000	61,032
United States Treasury Note/Bond	1.375%	9/30/23	15,000	13,905
United States Treasury Note/Bond	2.750%	11/15/23	130,000	129,431
United States Treasury Note/Bond	2.125%	11/30/23	50,000	48,164
United States Treasury Note/Bond	2.250%	12/31/23	49,000	47,469
United States Treasury Note/Bond	2.250%	1/31/24	59,000	57,119
United States Treasury Note/Bond	2.750%	2/15/24	111,919	111,290
United States Treasury Note/Bond	2.125%	2/29/24	60,000	57,637
United States Treasury Note/Bond	2.125%	3/31/24	49,100	47,136

	United States Treasury Note/Bond	2.000%	4/30/24	57,000	54,283
	United States Treasury Note/Bond	2.500%	5/15/24	145,223	142,229
	United States Treasury Note/Bond	2.000%	5/31/24	72,000	68,490
	United States Treasury Note/Bond	2.000%	6/30/24	85,000	80,776
	United States Treasury Note/Bond	2.125%	7/31/24	49,000	46,879
	United States Treasury Note/Bond	2.375%	8/15/24	163,018	158,229
	United States Treasury Note/Bond	2.125%	9/30/24	42,000	40,123
	United States Treasury Note/Bond	2.250%	10/31/24	62,000	59,637
	United States Treasury Note/Bond	2.250%	11/15/24	119,200	114,600
	United States Treasury Note/Bond	2.125%	11/30/24	57,000	54,364
	United States Treasury Note/Bond	2.250%	12/31/24	74,000	71,086
	United States Treasury Note/Bond	2.500%	1/31/25	40,000	39,012
	United States Treasury Note/Bond	2.000%	2/15/25	126,500	119,444
	United States Treasury Note/Bond	7.625%	2/15/25	5,000	6,458
	United States Treasury Note/Bond	2.750%	2/28/25	43,000	42,583
	United States Treasury Note/Bond	2.625%	3/31/25	70,000	68,753
	United States Treasury Note/Bond	2.125%	5/15/25	128,000	121,560
	United States Treasury Note/Bond	2.000%	8/15/25	110,509	103,810
	United States Treasury Note/Bond	2.250%	11/15/25	95,000	90,636
	United States Treasury Note/Bond	1.625%	2/15/26	82,884	75,347
	United States Treasury Note/Bond	1.625%	5/15/26	149,891	135,839
	United States Treasury Note/Bond	1.500%	8/15/26	173,400	155,058
	United States Treasury Note/Bond	2.000%	11/15/26	160,000	148,600
	United States Treasury Note/Bond	2.250%	2/15/27	120,000	113,550
	United States Treasury Note/Bond	2.375%	5/15/27	65,000	62,065
	United States Treasury Note/Bond	2.250%	8/15/27	93,600	88,306
	United States Treasury Note/Bond	2.250%	11/15/27	100,000	94,188
1	United States Treasury Note/Bond	6.125%	11/15/27	10,000	12,637
	United States Treasury Note/Bond	2.750%	2/15/28	34,000	33,426
					5,360,015
Agency Bonds and Notes (4.0%)
2	AID-Iraq	2.149%	1/18/22	9,930	9,671
2	AID-Israel	5.500%	9/18/23	14,500	16,246
2	AID-Israel	5.500%	4/26/24	4,700	5,326
2	AID-Israel	0.000%	5/1/24	13,215	10,716
2	AID-Israel	0.000%	11/1/24	75,000	60,827
2	AID-Israel	0.000%	8/15/25	15,929	12,477
2	AID-Tunisia	1.416%	8/5/21	15,200	14,497
	Private Export Funding Corp.	2.300%	9/15/20	13,600	13,459
	Private Export Funding Corp.	4.300%	12/15/21	4,150	4,352
	Private Export Funding Corp.	3.550%	1/15/24	18,500	19,010
	Private Export Funding Corp.	2.450%	7/15/24	6,085	5,880
	Private Export Funding Corp.	3.250%	6/15/25	18,600	18,718
	Resolution Funding Corp. Interest Strip	0.000%	4/15/26	15,950	12,381
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	15,818	11,917
	Resolution Funding Corp. Interest Strip	0.000%	4/15/27	16,673	12,459
	Resolution Funding Corp. Interest Strip	0.000%	7/15/27	8,704	6,452
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	8,704	6,387
					240,775
Nonconventional Mortgage-Backed Securities (0.5%)
3,4,5Fannie Mae REMICS 2016-1		2.247%	2/25/46	10,200	10,255
3,4,5Fannie Mae REMICS 2016-6		2.347%	2/25/46	6,901	6,984
3,4,5Freddie Mac REMICS		2.297%	5/15/46	6,986	7,042
3,4,5Freddie Mac REMICS		2.347%	10/15/46	6,488	6,556
					30,837
Total U.S. Government and Agency Obligations (Cost $5,772,712)					5,631,627

Asset-Backed/Commercial Mortgage-Backed Securities (4.9%)
5 Small Business Administration Participation
Certs 2017-20		2.880%	5/1/37	4,730	4,583
5 Small Business Administration Participation
Certs 2017-20		2.850%	10/1/37	24,807	23,891
5 Small Business Administration Participation
Certs 2017-20K		2.790%	11/1/37	32,600	31,544
5 Small Business Administration Participation
Certs 2017-20		2.780%	12/1/37	27,600	26,955
5 Small Business Administration Participation
Certs 2017-20		3.310%	4/1/38	80,900	80,426
5 Small Business Administration Participation
Certs 2018-20A		2.920%	1/1/38	24,200	23,697
5 Small Business Administration Participation
Certs 2018-20		3.220%	2/1/38	38,900	38,662
5 Small Business Administration Participation
Certs 2018-20C		3.200%	3/1/38	67,700	66,745
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $301,105)					296,503
				Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
6 Vanguard Market Liquidity Fund (Cost
$88,998)		1.886%		889,990	88,999
				Notional
	Expiration			Amount	Value
	Date	Contracts Exercise Price		($000)	($000)
Options on Futures Purchased[7] (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	26	USD 119.50	3,107	19
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	52	USD 120.00	6,240	28
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	26	USD 119.50	3,107	25
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	7/27/18	52	USD 120.00	6,240	65
Total Options on Futures Purchased (Cost $141)					137
Total Investments (100.7%) (Cost $6,162,956)					6,017,266
Liability for Options Written[7] (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	52	USD 119.25	6,201	(29)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	52	USD 119.50	6,214	(20)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	104	USD 120.25	12,506	(11)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	52	USD 119.25	6,201	(35)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	52	USD 120.00	6,240	(15)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	42	USD 120.50	5,061	(6)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	52	USD 119.25	6,201	(10)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	52	USD 119.50	6,214	(14)

Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/11/18	104	USD 120.25	12,506	(76)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	103	USD 119.00	12,257	(23)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	52	USD 119.25	6,201	(15)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	94	USD 120.00	11,280	(62)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	42	USD 120.50	5,061	(43)
Total Liability on Options Written (Premiums Received $375)					(359)
Other Assets and Liabilities-Net (-0.7%)					(43,356)
Net Assets (100%)					5,973,551

1 Securities with a value of $1,915,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Unrealized appreciation (depreciation) on options on futures contracts is required to be treated as realized gain
(loss) for tax purposes.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2018	3,710	421,114	(2,027)
2-Year U.S. Treasury Note	June 2018	44	9,330	(22)
Ultra 10-Year U.S. Treasury Note	June 2018	26	3,325	15
				(2,034)
Short Futures Contracts
10-Year U.S. Treasury Note	June 2018	(2,525)	(302,053)	1,177
Ultra Long U.S. Treasury Bond	June 2018	(166)	(26,083)	183
				1,360
				(674)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Intermediate-Term Treasury Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,631,627	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	296,503	—
Temporary Cash Investments	88,999	—	—
Options Purchased	137	—	—
Liability for Options Written	(359)	—	—
Futures Contracts—Assets[1]	496	—	—
Futures Contracts—Liabilities[1]	(563)	—	—
Total	88,710	5,928,130	—
1 Represents variation margin on the last day of the reporting period.

C. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to

Intermediate-Term Treasury Fund

the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

D. At April 30, 2018, the cost of investment securities for tax purposes was $6,162,956,000. Net unrealized depreciation of investment securities for tax purposes was $145,690,000, consisting of unrealized gains of $489,000 on securities that had risen in value since their purchase and $146,179,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments (unaudited)
As of April 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (4.8%)
U.S. Government Securities (4.8%)
	United States Treasury Note/Bond	1.000%	5/31/18	150,000	149,907
1	United States Treasury Note/Bond	0.750%	8/31/18	250,000	249,022
	United States Treasury Note/Bond	0.875%	10/15/18	250,000	248,710
	United States Treasury Note/Bond	1.125%	1/15/19	250,000	248,165
	United States Treasury Note/Bond	0.875%	4/15/19	250,000	246,758
Total U.S. Government and Agency Obligations (Cost $1,145,080)					1,142,562
Corporate Bonds (92.0%)
Finance (9.3%)
	Banking (2.7%)
	Ally Financial Inc.	4.625%	5/19/22	3,595	3,626
	Ally Financial Inc.	5.125%	9/30/24	16,315	16,764
	Ally Financial Inc.	4.625%	3/30/25	30,420	30,192
	Ally Financial Inc.	5.750%	11/20/25	56,528	58,436
	Ally Financial Inc.	8.000%	11/1/31	7,355	8,936
2	Banco Bilbao Vizcaya Argentaria SA	6.125%	2/16/66	78,600	76,046
2	BNP Paribas SA	6.750%	3/14/66	57,750	60,565
2	Credit Suisse AG	6.250%	12/31/50	143,170	146,660
2	ING Groep NV	6.875%	4/16/66	71,510	75,483
	Royal Bank of Scotland Group plc	6.125%	12/15/22	52,705	55,779
2	UBS Group AG	6.875%	3/22/66	114,390	120,110

	Finance Companies (4.1%)
2,3 AerCap Global Aviation Trust		6.500%	6/15/45	125,050	132,553
	Aircastle Ltd.	5.500%	2/15/22	25,900	26,904
	Aircastle Ltd.	5.000%	4/1/23	41,450	42,538
	Aircastle Ltd.	4.125%	5/1/24	46,230	45,248
	CIT Group Inc.	5.000%	8/15/22	36,429	37,249
3	Freedom Mortgage Corp.	8.250%	4/15/25	24,260	24,199
	Navient Corp.	5.875%	3/25/21	5,000	5,125
	Navient Corp.	6.625%	7/26/21	13,400	13,919
	Navient Corp.	7.250%	1/25/22	43,900	46,534
	Navient Corp.	6.500%	6/15/22	154,369	158,614
	Navient Corp.	5.500%	1/25/23	38,420	37,796
	Navient Corp.	7.250%	9/25/23	24,615	25,784
	Navient Corp.	6.750%	6/25/25	164,585	166,642
	Navient Corp.	5.625%	8/1/33	22,300	19,401
	Springleaf Finance Corp.	6.000%	6/1/20	2,132	2,215
	Springleaf Finance Corp.	8.250%	12/15/20	65,995	72,677
	Springleaf Finance Corp.	7.750%	10/1/21	69,567	75,741
	Springleaf Finance Corp.	6.125%	5/15/22	13,610	13,967
	Springleaf Finance Corp.	8.250%	10/1/23	17,136	18,657
	Springleaf Finance Corp.	6.875%	3/15/25	23,455	23,689

	Insurance (2.0%)
2	Aegon NV	5.500%	4/11/48	72,780	72,287
	Genworth Holdings Inc.	7.700%	6/15/20	9,600	9,384
	Genworth Holdings Inc.	7.200%	2/15/21	28,015	26,439
	Genworth Holdings Inc.	7.625%	9/24/21	25,505	23,975

	Genworth Holdings Inc.	4.900%	8/15/23	49,580	39,424
	Genworth Holdings Inc.	4.800%	2/15/24	17,335	13,673
3	Liberty Mutual Group Inc.	7.800%	3/15/37	58,440	70,785
	LifePoint Health Inc.	5.875%	12/1/23	25,574	25,254
	MGIC Investment Corp.	5.750%	8/15/23	24,695	25,220
	Radian Group Inc.	4.500%	10/1/24	74,205	71,237
2	Voya Financial Inc.	5.650%	5/15/53	87,753	89,289

	Other Finance (0.3%)
	CNO Financial Group Inc.	4.500%	5/30/20	4,865	4,889
	CNO Financial Group Inc.	5.250%	5/30/25	60,468	60,922

	Real Estate Investment Trusts (0.2%)
	Felcor Lodging LP	6.000%	6/1/25	46,055	47,264
3	Starwood Property Trust Inc.	4.750%	3/15/25	1,235	1,192
					2,223,283
Industrial (81.2%)
	Basic Industry (6.5%)
	AK Steel Corp.	7.625%	10/1/21	9,925	10,123
	AK Steel Corp.	7.500%	7/15/23	79,875	84,268
	AK Steel Corp.	6.375%	10/15/25	10,000	9,388
	AK Steel Corp.	7.000%	3/15/27	74,610	72,372
3	Alliance Resource Operating Partners LP /
	Alliance Resource Finance Corp.	7.500%	5/1/25	97,487	102,849
	ArcelorMittal	6.125%	6/1/25	21,830	23,631
	Chemours Co.	6.625%	5/15/23	85,270	89,640
	Chemours Co.	7.000%	5/15/25	78,620	84,910
	Chemours Co.	5.375%	5/15/27	22,045	21,825
3	Commercial Metals Co.	5.750%	4/15/26	26,615	26,682
	Commercial Metals Co.	5.375%	7/15/27	19,735	19,242
3	Constellium NV	5.750%	5/15/24	34,862	34,470
3	Constellium NV	6.625%	3/1/25	78,600	79,877
3,4 Constellium NV		4.250%	2/15/26	4,170	5,089
3	Constellium NV	5.875%	2/15/26	10,195	10,093
3,4 CTC BondCo GmbH		5.250%	12/15/25	13,800	16,456
3	First Quantum Minerals Ltd.	7.000%	2/15/21	70,470	70,910
3	First Quantum Minerals Ltd.	7.250%	5/15/22	47,870	48,289
3	First Quantum Minerals Ltd.	6.500%	3/1/24	22,980	21,802
3	First Quantum Minerals Ltd.	6.875%	3/1/26	18,955	18,031
3	FMG Resources August 2006 Pty Ltd.	4.750%	5/15/22	22,335	22,167
3	FMG Resources August 2006 Pty Ltd.	5.125%	3/15/23	61,180	61,075
3	FMG Resources August 2006 Pty Ltd.	5.125%	5/15/24	21,510	21,268
	Graphic Packaging International Inc.	4.125%	8/15/24	25,860	25,343
3	New Gold Inc.	6.250%	11/15/22	38,365	39,132
3	New Gold Inc.	6.375%	5/15/25	25,520	25,998
3	Novelis Corp.	6.250%	8/15/24	53,590	54,595
3	Novelis Corp.	5.875%	9/30/26	73,010	72,280
	Olin Corp.	5.125%	9/15/27	58,305	57,139
	Olin Corp.	5.000%	2/1/30	10,215	9,730
	Steel Dynamics Inc.	5.125%	10/1/21	41,770	42,553
	Steel Dynamics Inc.	5.500%	10/1/24	40,885	42,316
	Steel Dynamics Inc.	4.125%	9/15/25	3,305	3,156
	Steel Dynamics Inc.	5.000%	12/15/26	9,730	9,633
	Teck Resources Ltd.	3.750%	2/1/23	9,705	9,402
3	Teck Resources Ltd.	8.500%	6/1/24	46,560	51,798
	Teck Resources Ltd.	6.125%	10/1/35	7,765	8,241
	Teck Resources Ltd.	6.000%	8/15/40	6,650	6,949

	Teck Resources Ltd.	6.250%	7/15/41	21,350	22,524
	Teck Resources Ltd.	5.200%	3/1/42	4,850	4,535
	Teck Resources Ltd.	5.400%	2/1/43	48,295	46,725
	United States Steel Corp.	7.375%	4/1/20	33,106	35,092
	United States Steel Corp.	6.650%	6/1/37	13,760	13,106
3	Versum Materials Inc.	5.500%	9/30/24	21,566	22,051

	Capital Goods (9.2%)
3	ARD Finance SA	7.125%	9/15/23	21,790	22,308
	ARD Finance SA	7.125%	9/15/23	13,860	14,189
3	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	7.250%	5/15/24	70,023	74,049
3	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	6.000%	2/15/25	93,082	94,246
3,5 Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	4.750%	7/15/27	5,520	7,408
3	Ashtead Capital Inc.	4.125%	8/15/25	46,175	43,635
3	Ashtead Capital Inc.	4.375%	8/15/27	46,175	43,520
4	Ball Corp.	4.375%	12/15/23	17,385	23,721
	Ball Corp.	4.875%	3/15/26	66,920	66,920
3	Beacon Escrow Corp.	4.875%	11/1/25	71,460	67,530
3	Berry Global Inc.	4.500%	2/15/26	46,645	44,546
3	Bombardier Inc.	7.750%	3/15/20	80,000	85,400
3	Bombardier Inc.	6.125%	1/15/23	47,505	47,861
3	Bombardier Inc.	7.500%	3/15/25	39,163	40,730
3	CD&R Waterworks Merger Sub LLC	6.125%	8/15/25	5,535	5,424
3	Cemex Finance LLC	6.000%	4/1/24	21,210	21,801
3	Cemex SAB de CV	6.125%	5/5/25	111,200	115,092
3	Cemex SAB de CV	7.750%	4/16/26	24,265	26,601
	Clean Harbors Inc.	5.250%	8/1/20	49,963	50,088
	Clean Harbors Inc.	5.125%	6/1/21	57,864	58,153
	CNH Industrial NV	4.500%	8/15/23	35,290	35,863
3	Crown Americas LLC / Crown Americas
	Capital Corp. VI	4.750%	2/1/26	23,465	22,644
3,4 Crown European Holdings SA		2.875%	2/1/26	51,200	60,878
3	Flex Acquisition Co. Inc.	6.875%	1/15/25	127,475	128,112
3	Jeld-Wen Inc.	4.625%	12/15/25	11,180	10,649
3	Jeld-Wen Inc.	4.875%	12/15/27	11,465	10,834
3,4 Loxam SAS		4.250%	4/15/24	5,520	7,055
3,4 Loxam SAS		6.000%	4/15/25	6,480	8,463
3	OI European Group BV	4.000%	3/15/23	21,630	20,549
3	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	29,295	30,064
3	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	11,675	12,230
	PulteGroup Inc.	5.500%	3/1/26	41,055	41,825
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	30,604	30,834
6	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	13,417	13,584
3	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	49,930	50,180
3	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	14,670	15,220
3	Standard Industries Inc.	5.500%	2/15/23	9,705	10,020
3	Standard Industries Inc.	5.375%	11/15/24	46,177	46,523
3	Standard Industries Inc.	6.000%	10/15/25	139,715	144,954
3	Standard Industries Inc.	5.000%	2/15/27	16,990	16,310
3	Standard Industries Inc.	4.750%	1/15/28	31,995	29,755

	TransDigm Inc.	6.000%	7/15/22	44,150	44,757
	TransDigm Inc.	6.500%	7/15/24	96,400	97,967
	TransDigm Inc.	6.375%	6/15/26	41,650	41,858
	United Rentals North America Inc.	4.625%	7/15/23	22,111	22,277
	United Rentals North America Inc.	5.750%	11/15/24	20,000	20,700
	United Rentals North America Inc.	5.500%	7/15/25	33,095	33,922
	United Rentals North America Inc.	4.625%	10/15/25	47,360	45,998
	United Rentals North America Inc.	5.875%	9/15/26	38,755	40,402
	United Rentals North America Inc.	5.500%	5/15/27	76,330	75,948
	United Rentals North America Inc.	4.875%	1/15/28	60,445	57,121
3	USG Corp.	5.500%	3/1/25	8,590	8,977
3	USG Corp.	4.875%	6/1/27	16,420	16,420

	Communication (19.8%)
3	Altice Financing SA	6.625%	2/15/23	58,671	58,598
3	Altice France SA	6.250%	5/15/24	20,000	19,050
3	Altice France SA	7.375%	5/1/26	41,640	40,391
3	Altice Luxembourg SA	7.625%	2/15/25	40,000	36,050
3	Altice US Finance I Corp.	5.500%	5/15/26	83,145	80,962
	Belo Corp.	7.750%	6/1/27	6,820	7,468
	Belo Corp.	7.250%	9/15/27	20,515	21,849
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.250%	3/15/21	8,380	8,464
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.250%	9/30/22	12,635	12,825
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.125%	2/15/23	13,406	13,456
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.125%	5/1/23	97,010	97,253
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.750%	9/1/23	33,450	33,868
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.750%	1/15/24	4,855	4,891
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.375%	5/1/25	69,205	68,080
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.750%	2/15/26	47,140	46,787
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.500%	5/1/26	46,840	45,435
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.875%	5/1/27	14,255	13,970
3	Cequel Communications Holdings I LLC /
	Cequel Capital Corp.	5.125%	12/15/21	59,340	59,266
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	6.484%	10/23/45	39,215	42,252
7,8 Crown Finance US Inc. Bank Loan		4.401%	2/22/25	120,710	120,559
	CSC Holdings LLC	6.750%	11/15/21	60,764	63,878
3	CSC Holdings LLC	5.500%	4/15/27	76,415	73,167
	DISH DBS Corp.	6.750%	6/1/21	152,345	151,202
	DISH DBS Corp.	5.875%	7/15/22	115,934	106,369
	DISH DBS Corp.	5.000%	3/15/23	43,776	37,647
	DISH DBS Corp.	5.875%	11/15/24	87,950	74,977
	DISH DBS Corp.	7.750%	7/1/26	106,630	97,033
	Embarq Corp.	7.995%	6/1/36	23,035	21,883
	Gannett Co. Inc.	5.125%	7/15/20	64,680	65,489
3	Gannett Co. Inc.	4.875%	9/15/21	12,990	13,055
	Gannett Co. Inc.	6.375%	10/15/23	31,721	32,831

3	Gannett Co. Inc.	5.500%	9/15/24	11,145	11,368
3	Gray Television Inc.	5.125%	10/15/24	59,942	57,170
3	Gray Television Inc.	5.875%	7/15/26	38,675	37,418
	Lamar Media Corp.	5.750%	2/1/26	5,740	5,912
	Level 3 Financing Inc.	5.375%	8/15/22	75,480	75,857
	Level 3 Financing Inc.	5.625%	2/1/23	26,620	26,986
	Level 3 Financing Inc.	5.125%	5/1/23	36,380	36,016
	Liberty Interactive LLC	8.500%	7/15/29	42,553	46,170
	Liberty Interactive LLC	8.250%	2/1/30	126,903	136,421
	Netflix Inc.	5.500%	2/15/22	30,950	32,111
	Netflix Inc.	5.875%	2/15/25	62,225	63,936
	Netflix Inc.	4.375%	11/15/26	11,905	11,101
	Nokia Oyj	4.375%	6/12/27	39,230	36,393
3	Numericable Group SA	6.000%	5/15/22	47,955	47,595
	Quebecor Media Inc.	5.750%	1/15/23	87,855	90,051
	Qwest Corp.	6.875%	9/15/33	25,162	23,715
	SBA Communications Corp.	4.875%	7/15/22	30,523	30,599
	Sinclair Television Group Inc.	6.125%	10/1/22	6,795	6,990
3	Sinclair Television Group Inc.	5.625%	8/1/24	6,795	6,710
3	Sinclair Television Group Inc.	5.875%	3/15/26	90,410	89,280
3	Sinclair Television Group Inc.	5.125%	2/15/27	57,340	53,183
7,8 Sinclair Television Group Inc. Bank Loan		0.000%	12/12/24	4,850	4,867
7,8 Sinclair Television Group Inc. Bank Loan		0.000%	12/12/24	4,850	4,867
7,8 Sinclair Television Group Inc. Bank Loan		0.000%	12/12/24	48,090	48,260
3	Sirius XM Radio Inc.	4.625%	5/15/23	11,110	10,957
	Sprint Capital Corp.	6.875%	11/15/28	147,060	150,001
	Sprint Capital Corp.	8.750%	3/15/32	35,134	40,404
3	Sprint Communications Inc.	7.000%	3/1/20	73,700	77,754
	Sprint Communications Inc.	6.000%	11/15/22	10,595	10,727
	Sprint Corp.	7.875%	9/15/23	300,264	321,283
	Sprint Corp.	7.125%	6/15/24	70,886	73,190
	Sprint Corp.	7.625%	2/15/25	54,631	57,499
	T-Mobile USA Inc.	5.375%	4/15/27	102,055	102,948
	Telecom Italia Capital SA	6.375%	11/15/33	12,326	13,405
	Telecom Italia Capital SA	6.000%	9/30/34	33,530	34,829
	Telecom Italia Capital SA	7.721%	6/4/38	42,725	51,430
3	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	110,200	104,589
	Time Warner Cable LLC	5.875%	11/15/40	2,050	2,083
	Time Warner Cable LLC	5.500%	9/1/41	50,846	49,459
	Tribune Media Co.	5.875%	7/15/22	64,190	65,233
3	Univision Communications Inc.	5.125%	5/15/23	17,900	17,050
3	Univision Communications Inc.	5.125%	2/15/25	200,720	185,164
3	UPCB Finance IV Ltd.	5.375%	1/15/25	30,000	29,325
2	Viacom Inc.	5.875%	2/28/57	61,863	62,327
2	Viacom Inc.	6.250%	2/28/57	33,146	33,602
	Videotron Ltd.	5.000%	7/15/22	108,654	110,555
3	Videotron Ltd.	5.375%	6/15/24	8,633	8,870
3	Virgin Media Finance plc	6.375%	4/15/23	5,085	5,155
3	Virgin Media Finance plc	6.000%	10/15/24	43,250	42,818
3	Virgin Media Secured Finance plc	5.500%	1/15/25	22,325	21,879
3	Virgin Media Secured Finance plc	5.250%	1/15/26	82,210	78,202
3	Virgin Media Secured Finance plc	5.500%	8/15/26	10,225	9,829
3	VTR Finance BV	6.875%	1/15/24	88,555	91,212
3	WMG Acquisition Corp.	5.000%	8/1/23	25,381	25,318
3	WMG Acquisition Corp.	4.875%	11/1/24	37,336	36,776
3	WMG Acquisition Corp.	5.500%	4/15/26	79,579	79,778
	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	104,300	107,299

	Zayo Group LLC / Zayo Capital Inc.	6.375%	5/15/25	55,032	56,958
3	Zayo Group LLC / Zayo Capital Inc.	5.750%	1/15/27	18,835	18,647

	Consumer Cyclical (9.3%)
3	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	61,725	58,947
3	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	88,290	85,200
3	Adient Global Holdings Ltd.	4.875%	8/15/26	149,047	139,545
3	APX Group Inc.	8.875%	12/1/22	134,375	139,859
7,8 Bass Pro Group, LLC. Bank Loan		6.901%	12/15/23	64,023	64,324
3	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp. / Millennium
	Op	5.375%	4/15/27	27,005	26,870
	Cedar Fair LP / Canada's Wonderland Co. /
	MagnumManagement Corp.	5.375%	6/1/24	25,675	25,996
3	CRC Escrow Issuer LLC / CRC Finco Inc.	5.250%	10/15/25	159,911	152,315
	Dana Holding Corp.	5.500%	12/15/24	34,460	34,977
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	60,235	60,687
	Goodyear Tire & Rubber Co.	5.000%	5/31/26	52,202	49,722
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	112,833	105,499
	Group 1 Automotive Inc.	5.000%	6/1/22	44,170	44,336
3	Group 1 Automotive Inc.	5.250%	12/15/23	34,460	34,029
3	GW Honos Security Corp.	8.750%	5/15/25	48,615	50,803
3	Hanesbrands Inc.	4.625%	5/15/24	24,270	23,481
3	Hanesbrands Inc.	4.875%	5/15/26	24,510	23,591
	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	60,310	57,596
3	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	72,770	72,679
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.625%	4/1/25	105,130	101,713
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.875%	4/1/27	64,885	62,614
	KB Home	7.000%	12/15/21	7,810	8,298
	KB Home	7.500%	9/15/22	6,935	7,576
	KB Home	7.625%	5/15/23	41,775	45,535
3	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.000%	6/1/24	27,130	27,028
3	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.250%	6/1/26	29,156	29,302
3	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	4.750%	6/1/27	32,290	30,998
	L Brands Inc.	6.625%	4/1/21	42,435	44,981
	L Brands Inc.	5.250%	2/1/28	18,359	17,212
7,8 La Quinta Intermediate Holdings LLC Bank
	Loan	5.348%	4/14/21	49,551	49,582
	Lennar Corp.	4.125%	1/15/22	35,495	35,140
	Lennar Corp.	4.875%	12/15/23	19,825	19,875
	Lennar Corp.	4.500%	4/30/24	72,365	70,556
3	Lennar Corp.	5.875%	11/15/24	4,860	5,018
3	Lennar Corp.	5.250%	6/1/26	9,460	9,294
3	Lennar Corp.	5.000%	6/15/27	42,955	41,452
3	Lennar Corp.	4.750%	11/29/27	44,610	42,045
	Meritage Homes Corp.	5.125%	6/6/27	17,560	16,550
	Neiman Marcus Group Inc.	7.125%	6/1/28	64,195	50,714
	Penske Automotive Group Inc.	5.375%	12/1/24	37,070	36,792
	PulteGroup Inc.	5.000%	1/15/27	4,315	4,196
	Service Corp. International	5.375%	1/15/22	27,630	28,114
	Service Corp. International/US	4.625%	12/15/27	13,735	13,443
3	Shea Homes LP / Shea Homes Funding Corp.	5.875%	4/1/23	14,550	14,696

3	Shea Homes LP / Shea Homes Funding Corp.	6.125%	4/1/25	14,550	14,641
	Toll Brothers Finance Corp.	4.875%	11/15/25	9,595	9,511
	Toll Brothers Finance Corp.	4.875%	3/15/27	68,200	66,324
	William Lyon Homes Inc.	7.000%	8/15/22	15,000	15,337
	William Lyon Homes Inc.	5.875%	1/31/25	48,230	46,783

	Consumer Noncyclical (12.5%)
	Aramark Services Inc.	5.125%	1/15/24	32,435	33,003
3	Aramark Services Inc.	5.000%	4/1/25	48,595	48,899
	Aramark Services Inc.	4.750%	6/1/26	19,420	18,837
3	Aramark Services Inc.	5.000%	2/1/28	47,085	45,908
3	Catalent Pharma Solutions Inc.	4.875%	1/15/26	15,140	14,829
3	Change Healthcare Holdings LLC / Change
	Healthcare Finance Inc.	5.750%	3/1/25	69,800	68,229
3	Charles River Laboratories International Inc.	5.500%	4/1/26	10,070	10,246
	CHS/Community Health Systems Inc.	7.125%	7/15/20	33,665	26,764
	CHS/Community Health Systems Inc.	5.125%	8/1/21	15,235	14,054
	CHS/Community Health Systems Inc.	6.875%	2/1/22	143,590	77,898
	CHS/Community Health Systems Inc.	6.250%	3/31/23	120,190	109,373
3	Coty Inc.	6.500%	4/15/26	24,260	23,532
3,4 Darling Global Finance BV		3.625%	5/15/26	12,945	15,826
3,4 Diamond BC BV		5.625%	8/15/25	101,750	117,328
3,8 Endo Dac / Endo Finance LLC / Endo Finco
	Inc.	6.000%	2/1/25	79,855	56,298
3	Endo Finance LLC / Endo Ltd. / Endo Finco
	Inc.	6.000%	7/15/23	106,343	76,567
3	Envision Healthcare Corp.	5.125%	7/1/22	86,215	85,137
	Envision Healthcare Corp.	5.625%	7/15/22	81,010	81,212
	HCA Inc.	6.250%	2/15/21	23,130	24,315
	HCA Inc.	5.875%	3/15/22	60,405	63,652
	HCA Inc.	4.750%	5/1/23	72,500	73,316
	HCA Inc.	5.375%	2/1/25	29,375	29,302
	HCA Inc.	5.250%	4/15/25	45,000	45,562
	HCA Inc.	7.690%	6/15/25	4,510	5,029
	HCA Inc.	5.875%	2/15/26	64,000	64,880
	HCA Inc.	5.250%	6/15/26	31,895	32,015
3	Hologic Inc.	4.625%	2/1/28	18,855	17,912
3	inVentiv Group Holdings Inc/inVentiv Health
	Inc/inVentiv Health Clinical Inc.	7.500%	10/1/24	16,178	17,149
3	Kinetic Concepts Inc / KCI USA Inc.	7.875%	2/15/21	52,240	54,068
3	Lamb Weston Holdings Inc.	4.625%	11/1/24	34,870	34,565
3	Lamb Weston Holdings Inc.	4.875%	11/1/26	34,870	34,521
7,8 Lands' End, Inc. Bank Loan		5.151%	3/12/21	79,354	76,048
	LifePoint Health Inc.	5.375%	5/1/24	17,451	16,666
	LifePoint Hospitals Inc.	5.500%	12/1/21	15,466	15,505
3	MEDNAX Inc.	5.250%	12/1/23	19,125	19,029
3	MPH Acquisition Holdings LLC	7.125%	6/1/24	53,485	54,287
3	Polaris Intermediate Corp.	8.500%	12/1/22	82,880	84,020
3	Post Holdings Inc.	5.500%	3/1/25	27,480	26,965
3	Post Holdings Inc.	5.000%	8/15/26	120,825	113,575
3	Post Holdings Inc.	5.750%	3/1/27	37,091	36,210
3	Post Holdings Inc.	5.625%	1/15/28	90,650	86,571
3	Quintiles IMS Inc.	5.000%	10/15/26	48,285	47,681
3	Quintiles Transnational Holdings Inc.	4.875%	5/15/23	24,350	24,654
	Revlon Consumer Products Corp.	5.750%	2/15/21	19,165	14,182
	Revlon Consumer Products Corp.	6.250%	8/1/24	67,860	41,395
7,8 Revlon Consumer Products Corp. Bank Loan		5.401%	9/7/23	5,921	4,615

7,8 Revlon Consumer Products Corp. Bank Loan		5.401%	9/7/23	20,124	15,684
7,8 Revlon Consumer Products Corp. Bank Loan		5.401%	9/7/23	200	156
3	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	62,435	62,591
3	Sterigenics-Nordion Topco LLC	8.125%	11/1/21	24,400	24,583
	Tenet Healthcare Corp.	4.750%	6/1/20	16,875	17,002
	Tenet Healthcare Corp.	4.500%	4/1/21	42,147	41,884
	Tenet Healthcare Corp.	4.375%	10/1/21	106,480	105,149
3	Tenet Healthcare Corp.	4.625%	7/15/24	9,660	9,346
	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	73,031	69,552
3	TreeHouse Foods Inc.	6.000%	2/15/24	60,000	59,700
3	Valeant Pharmaceuticals International Inc.	5.375%	3/15/20	82,205	83,027
3	Valeant Pharmaceuticals International Inc.	6.500%	3/15/22	21,490	22,296
3	Valeant Pharmaceuticals International Inc.	7.000%	3/15/24	48,315	50,972
3	Valeant Pharmaceuticals International Inc.	5.500%	11/1/25	33,080	32,832
3	Valeant Pharmaceuticals International Inc.	9.000%	12/15/25	26,760	27,128
3	Valeant Pharmaceuticals International Inc.	9.250%	4/1/26	17,325	17,628
3	VRX Escrow Corp.	6.125%	4/15/25	154,710	139,239
3	West Street Merger Sub Inc.	6.375%	9/1/25	133,245	130,580

	Energy (14.0%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.625%	5/20/24	46,910	47,027
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.875%	8/20/26	46,910	46,558
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.500%	5/20/25	20,635	20,325
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.750%	5/20/27	59,170	56,951
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	6.375%	5/1/24	44,365	47,360
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	5.250%	1/15/25	51,601	52,762
	Antero Resources Corp.	5.125%	12/1/22	48,330	48,693
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	43,385	42,192
3	Chesapeake Energy Corp.	8.000%	6/15/27	100,395	96,630
	Continental Resources Inc.	5.000%	9/15/22	110,959	112,623
	Continental Resources Inc.	4.500%	4/15/23	75,805	76,753
	Continental Resources Inc.	3.800%	6/1/24	16,770	16,267
3	Continental Resources Inc.	4.375%	1/15/28	73,530	72,427
	Continental Resources Inc.	4.900%	6/1/44	23,196	22,616
3	DCP Midstream LLC	5.350%	3/15/20	11,125	11,431
3	DCP Midstream Operating LP	4.750%	9/30/21	19,999	20,224
	DCP Midstream Operating LP	4.950%	4/1/22	45,799	46,658
	DCP Midstream Operating LP	3.875%	3/15/23	26,988	26,043
	DCP Midstream Operating LP	5.600%	4/1/44	26,895	26,424
	Diamondback Energy Inc.	4.750%	11/1/24	5,895	5,866
	Diamondback Energy Inc.	5.375%	5/31/25	47,860	48,458
	Energy Transfer Equity LP	7.500%	10/15/20	76,385	81,732
	Energy Transfer Equity LP	4.250%	3/15/23	84,735	81,981
	Energy Transfer Equity LP	5.875%	1/15/24	57,741	58,896
	Energy Transfer Equity LP	5.500%	6/1/27	106,236	105,705
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	82,009	78,524
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	1/15/22	16,317	15,460
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	6/15/23	26,720	24,048
	Kinder Morgan Inc.	7.750%	1/15/32	26,290	32,595
	Laredo Petroleum Inc.	5.625%	1/15/22	69,522	70,217
	Laredo Petroleum Inc.	6.250%	3/15/23	70,158	71,210

	Matador Resources Co.	6.875%	4/15/23	102,250	106,851
3	MEG Energy Corp.	6.375%	1/30/23	30,650	27,662
3	MEG Energy Corp.	7.000%	3/31/24	47,348	42,376
3	MEG Energy Corp.	6.500%	1/15/25	97,700	97,700
	Newfield Exploration Co.	5.750%	1/30/22	10,890	11,435
	Newfield Exploration Co.	5.625%	7/1/24	13,045	13,828
3	NGPL PipeCo LLC	4.375%	8/15/22	13,995	13,995
3	NGPL PipeCo LLC	4.875%	8/15/27	16,650	16,151
3	Noble Holding International Ltd.	7.875%	2/1/26	15,185	15,261
3	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	47,585	47,704
3	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	6,810	6,810
	QEP Resources Inc.	6.800%	3/1/20	7,370	7,646
	QEP Resources Inc.	6.875%	3/1/21	30,605	32,900
	QEP Resources Inc.	5.375%	10/1/22	42,485	42,910
	QEP Resources Inc.	5.250%	5/1/23	42,925	41,852
3	Rockies Express Pipeline LLC	7.500%	7/15/38	38,048	45,658
3	Rockies Express Pipeline LLC	6.875%	4/15/40	13,880	15,997
	RSP Permian Inc.	5.250%	1/15/25	31,745	32,697
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	41,960	45,422
	SESI LLC	7.125%	12/15/21	34,425	35,114
3	SESI LLC	7.750%	9/15/24	36,570	37,941
	SM Energy Co.	6.500%	11/15/21	3,485	3,546
	SM Energy Co.	6.125%	11/15/22	30,015	30,315
	SM Energy Co.	6.500%	1/1/23	2,525	2,538
	SM Energy Co.	5.000%	1/15/24	69,110	65,827
	SM Energy Co.	5.625%	6/1/25	54,040	52,149
	SM Energy Co.	6.750%	9/15/26	17,855	18,167
3	Southern Star Central Corp.	5.125%	7/15/22	14,790	15,049
	Southwestern Energy Co.	6.450%	1/23/25	87,271	85,307
	Southwestern Energy Co.	7.750%	10/1/27	19,207	19,783
3	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	25,690	24,855
3	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	16,180	15,715
3	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	5.500%	1/15/28	59,770	59,621
2,3 Transocean Phoenix 2 Ltd.		7.750%	10/15/24	5,461	5,885
2,3 Transocean Proteus Ltd.		6.250%	12/1/24	3,528	3,616
3	Vine Oil & Gas LP / Vine Oil & Gas Finance
	Corp.	8.750%	4/15/23	62,530	58,622
	Weatherford International Ltd.	7.000%	3/15/38	17,963	13,966
	Weatherford International Ltd.	6.750%	9/15/40	67,387	50,877
	Weatherford International Ltd.	5.950%	4/15/42	57,093	41,392
3	Whiting Petroleum Corp.	6.625%	1/15/26	100,594	103,612
	Williams Cos. Inc.	7.875%	9/1/21	17,225	19,270
	Williams Cos. Inc.	3.700%	1/15/23	50,730	49,081
	Williams Cos. Inc.	4.550%	6/24/24	52,152	51,956
	Williams Cos. Inc.	5.750%	6/24/44	41,255	43,008
	WPX Energy Inc.	6.000%	1/15/22	91,165	95,040
	WPX Energy Inc.	5.250%	9/15/24	112,100	112,941

	Other Industrial (0.7%)
3	Brand Energy & Infrastructure Services Inc.	8.500%	7/15/25	104,430	107,955
7,8 HD Supply Waterworks Ltd. Bank Loan		5.006%	8/1/24	4,421	4,437
7,8 HD Supply Waterworks Ltd. Bank Loan		5.211%	8/1/24	5,037	5,055
3	KAR Auction Services Inc.	5.125%	6/1/25	44,780	43,549

	Technology (8.3%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	56,315	58,427

	Alcatel-Lucent USA Inc.	6.450%	3/15/29	88,452	89,558
3	Camelot Finance SA	7.875%	10/15/24	82,666	86,179
	CDK Global Inc.	4.875%	6/1/27	20,545	19,877
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	31,905	32,543
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	15,155	15,685
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	26,405	26,273
	Equinix Inc.	5.375%	4/1/23	20,864	21,438
	Equinix Inc.	5.875%	1/15/26	13,310	13,809
4	Equinix Inc.	2.875%	2/1/26	102,180	118,710
	Equinix Inc.	5.375%	5/15/27	47,030	47,853
3	First Data Corp.	5.375%	8/15/23	73,250	74,349
3	First Data Corp.	7.000%	12/1/23	173,785	181,823
3	First Data Corp.	5.000%	1/15/24	48,800	49,166
3	First Data Corp.	5.750%	1/15/24	131,820	133,633
7,8 First Data Corp. Bank Loan		4.147%	7/8/22	20,495	20,563
	Infor US Inc.	6.500%	5/15/22	97,200	98,536
	Iron Mountain Inc.	5.750%	8/15/24	30,304	29,925
3	Iron Mountain Inc.	4.875%	9/15/27	28,670	26,986
3	MSCI Inc.	5.250%	11/15/24	12,975	13,267
3	MSCI Inc.	5.750%	8/15/25	51,525	53,715
3	MSCI Inc.	4.750%	8/1/26	18,330	18,124
	NCR Corp.	4.625%	2/15/21	68,735	68,563
	NCR Corp.	5.000%	7/15/22	20,000	19,900
	NCR Corp.	6.375%	12/15/23	15,145	15,675
	Nokia Oyj	6.625%	5/15/39	117,400	124,444
3	Open Text Corp.	5.625%	1/15/23	34,150	35,473
3	Open Text Corp.	5.875%	6/1/26	46,495	48,239
	Pitney Bowes Inc.	4.700%	4/1/23	65,515	61,631
3	Sensata Technologies BV	5.625%	11/1/24	19,290	19,989
3	Sensata Technologies BV	5.000%	10/1/25	52,750	52,420
3	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	49,705	51,817
7,8 SS&C Technologies Holdings Inc. Bank Loan		0.000%	2/28/25	22,611	22,749
7,8 SS&C Technologies Holdings Inc. Bank Loan		0.000%	2/28/25	61,601	61,978
3	Symantec Corp.	5.000%	4/15/25	66,150	66,189
3,5 Vantiv LLC / Vanity Issuer Corp.		3.875%	11/15/25	43,820	59,241
3	Vantiv LLC / Vanity Issuer Corp.	4.375%	11/15/25	32,880	31,441

	Transportation (0.9%)
3	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.125%	6/1/22	77,088	76,895
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.500%	4/1/23	69,036	68,346
3	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	6.375%	4/1/24	24,490	24,796
3	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.250%	3/15/25	20,000	19,100
	Hertz Corp.	5.875%	10/15/20	17,155	16,984
					19,390,169
Utilities (1.5%)
	Electric (1.5%)
	AES Corp.	4.500%	3/15/23	44,805	45,029
	AES Corp.	4.875%	5/15/23	25,000	25,156
	AES Corp.	5.500%	4/15/25	5,475	5,612
	AES Corp.	6.000%	5/15/26	920	961
	AES Corp.	5.125%	9/1/27	58,610	59,343
3	NextEra Energy Operating Partners LP	4.250%	9/15/24	22,350	21,568
3	NextEra Energy Operating Partners LP	4.500%	9/15/27	24,185	22,613

NRG Energy Inc.	6.250%	7/15/22	51,835	53,260
NRG Energy Inc.	6.250%	5/1/24	76,640	79,227
NRG Energy Inc.	7.250%	5/15/26	47,920	51,095
				363,864
Total Corporate Bonds (Cost $22,140,260)				21,977,316
Sovereign Bonds (0.3%)
3 DAE Funding LLC	4.500%	8/1/22	28,790	27,782
3 DAE Funding LLC	5.000%	8/1/24	29,605	28,495
Total Sovereign Bonds (Cost $58,395)				56,277

			Shares
Preferred Stocks (0.5%)
GMAC Capital Trust I Pfd.	7.624%		4,743,200	126,311
Total Preferred Stocks (Cost $123,777)				126,311

Common Stocks (0.2%)
Utilities (0.2%)
9 Homer City Generation LP			2,020,431	41,520
Total Common Stocks (Cost $41,520)				41,520

			Face
			Amount
			($000)
Temporary Cash Investments (1.9%)
Repurchase Agreements (1.9%)
Bank of Montreal
(Dated 4/30/18, Repurchase Value
$75,004,000, collateralized by U.S.
Treasury Note/Bond 1.250%-3.750%,
8/31/19-11/15/47, with a value of
$76,500,000)	1.700%	5/1/18	75,000	75,000
JP Morgan Securities LLC
(Dated 4/30/18, Repurchase Value
$74,904,000, collateralized by U.S.
Treasury Note/Bond 1.875%, 11/30/21, with
a value of $76,401,000)	1.700%	5/1/18	74,900	74,900
RBC Capital Markets LLC
(Dated 4/30/18, Repurchase Value
$136,106,000, collateralized by Federal
Home Loan Mortgage Corp. 3.000%-
3.500%, 1/1/48-4/1/48, Federal National
Mortgage Assn. 1.649%-3.500%, 4/1/19-
4/1/48, and Government National Mortgage
Assn. 3.000%, 10/20/44, with a value of
$138,822,000)	1.710%	5/1/18	136,100	136,100
TD Securities (USA) LLC
(Dated 4/30/18, Repurchase Value
$169,808,000, collateralized by Federal
National Mortgage Assn. 4.000%, 4/1/47-
9/1/47, with a value of $173,196,000)	1.750%	5/1/18	169,800	169,800
Total Temporary Cash Investments (Cost $455,800)				455,800

Total Investments (99.7%) (Cost $23,964,832)	23,799,786
Other Assets and Liabilities-Net (0.3%)	80,456
Net Assets (100%)	23,880,242

1 Securities with a value of $34,893,000 have been segregated as initial margin for open cleared swap contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $9,347,207,000, representing 39.1% of net assets.
4 Face amount denominated in euro.
5 Face amount denominated in British pounds.
6 Scheduled principal and interest payments are guaranteed by bank letter of credit.
7 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At April 30,
2018, the aggregate value of these securities was $503,744,000, representing 2.1% of net assets.
8 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
9 Security value determined using significant unobservable inputs.

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank plc	5/31/18	USD	392,320	EUR	320,820	3,980
BNP Paribas	5/31/18	USD	69,384	GBP	49,746	795
						4,775
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

At April 30, 2018, the counterparties had deposited in segregated accounts cash of $9,522,000 in connection with open forward currency contracts.

High-Yield Corporate Fund

Centrally Cleared Credit Default Swaps
			Periodic
			Premium		Unrealized
			Received		Appreciation
	Termination	Notional Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Date	(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-HY-S30-V1	6/20/23	USD 675,000	5.000	46,686	4,904
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open swap contracts is generally treated the same for financial reporting and tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the

High-Yield Corporate Fund

contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to

High-Yield Corporate Fund

counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

High-Yield Corporate Fund

The following table summarizes the market value of the fund's investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,142,562	—
Corporate Bonds	—	21,977,316	—
Sovereign Bonds	—	56,277	—
Preferred Stocks	—	126,311	—
Common Stocks	—	—	41,520
Temporary Cash Investments	—	455,800	—
Forward Currency Contracts—Assets	—	4,775	—
Swap Contracts—Liabilities	(425)[1]	—	—
Total	(425)	23,763,041	41,520
1 Represents variation margin on the last day of the reporting period.

G. At April 30, 2018, the cost of investment securities for tax purposes was $23,964,832,000. Net unrealized depreciation of investment securities for tax purposes was $165,046,000, consisting of unrealized gains of $397,008,000 on securities that had risen in value since their purchase and $562,054,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of April 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (9.0%)
U.S. Government Securities (8.4%)
	United States Treasury Note/Bond	1.625%	8/15/22	13,000	12,407
	United States Treasury Note/Bond	1.750%	9/30/22	13,000	12,451
1	United States Treasury Note/Bond	2.125%	12/31/22	431,000	418,678
1	United States Treasury Note/Bond	1.500%	2/28/23	200,000	188,376
1	United States Treasury Note/Bond	2.625%	2/28/23	265,000	263,095
1,2	United States Treasury Note/Bond	1.500%	3/31/23	300,000	282,186
	United States Treasury Note/Bond	2.500%	3/31/23	300,000	295,968
1,2	United States Treasury Note/Bond	1.750%	5/15/23	170,000	161,605
	United States Treasury Note/Bond	1.625%	5/31/23	31,000	29,266
	United States Treasury Note/Bond	2.125%	7/31/24	90,696	86,770
	United States Treasury Note/Bond	2.250%	12/31/24	80,000	76,850
	United States Treasury Note/Bond	2.000%	2/15/25	100,000	94,422
	United States Treasury Note/Bond	2.875%	4/30/25	200,000	199,562
	United States Treasury Note/Bond	2.000%	8/15/25	79,900	75,056
3	United States Treasury Note/Bond	1.625%	2/15/26	161,000	146,359
	United States Treasury Note/Bond	1.500%	8/15/26	2,015	1,802
	United States Treasury Note/Bond	2.250%	11/15/27	30,000	28,256
	United States Treasury Note/Bond	2.750%	2/15/28	86,152	84,698
	United States Treasury Note/Bond	2.750%	11/15/47	1,700	1,580
					2,459,387
Nonconventional Mortgage-Backed Securities (0.6%)
5,6	Fannie Mae REMICS	4.000%	6/25/42–2/25/48	129,603	28,818
5,7	Fannie Mae REMICS	4.153%	3/25/46	38,741	6,484
5,7	Fannie Mae REMICS	4.253%	5/25/47	54,638	9,093
5,7	Fannie Mae REMICS	4.303%	10/25/47	34,346	6,652
5,6	Fannie Mae REMICS	4.500%	12/25/42–9/25/47	28,620	6,905
5,6	Fannie Mae REMICS	5.000%	6/25/45	25,562	5,360
5,6	Fannie Mae REMICS	5.500%	2/25/46	13,836	3,023
5,6	Fannie Mae REMICS	6.000%	4/25/45–12/25/47	43,495	10,359
4,5,8	Freddie Mac Non Gold Pool	3.375%	8/1/32	224	230
4,5,9	Freddie Mac Non Gold Pool	3.643%	9/1/32	137	140
5,6	Freddie Mac REMICS	3.500%	12/15/42	30,971	5,962
5,6	Freddie Mac REMICS	4.000%	10/15/42–12/15/47	39,439	7,881
5,7	Freddie Mac REMICS	4.253%	1/15/42–1/15/45	26,929	4,196
5,7	Freddie Mac REMICS	4.303%	12/15/47	13,308	2,463
6	Government National Mortgage Assn.	3.500%	7/20/42	21,729	3,661
7	Government National Mortgage Assn.	3.753%	8/20/45	22,896	3,423
6	Government National Mortgage Assn.	4.000%	3/20/42–1/20/48	95,987	21,052
7	Government National Mortgage Assn.	4.203%	9/20/46	16,674	2,970
7	Government National Mortgage Assn.	4.303%	9/20/47–12/20/47	123,127	21,421
6	Government National Mortgage Assn.	4.500%	3/20/43–1/20/48	98,664	24,038
6	Government National Mortgage Assn.	5.000%	2/20/40	22,483	4,977
					179,108
Total U.S. Government and Agency Obligations (Cost $2,709,013)					2,638,495
Asset-Backed/Commercial Mortgage-Backed Securities (18.4%)
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	1,545	1,540
4	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	6,140	5,993
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	18,930	18,720

4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	5,050	4,959
4	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	19,100	18,736
4,10	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	3,950	3,985
4,10	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	1,060	1,085
4,10	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	6,661	6,718
4,10	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	5,188	5,127
4,10	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	2,800	2,801
4,10	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	1,070	1,102
10	American Tower Trust #1	3.652%	3/23/28	5,300	5,244
4,10	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	6,402	6,626
4,10	Americold 2010 LLC Trust Series 2010-
	ARTA	6.811%	1/14/29	3,540	3,772
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	1,616	1,617
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	361	361
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	324	324
4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	1,234	1,233
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	2,560	2,555
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	4,400	4,394
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	3,200	3,211
4	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	3,613	3,606
4	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	4,190	4,187
4	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	2,980	2,998
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	2,040	2,028
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	1,960	1,959
4	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	3,280	3,304
4	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	3,390	3,331
4	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	7,205	7,093
4	AmeriCredit Automobile Receivables Trust
	2017-3	1.690%	12/18/20	49,531	49,337
4,10	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	1,330	1,311
4,10	Applebee's Funding LLC/IHOP Funding
	LLC	4.277%	9/5/44	1,254	1,226
4,10	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	653	649
4,10	ARL Second LLC 2014-1A	2.920%	6/15/44	5,583	5,482
4,10	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	1,482	1,502
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2013-1A	1.920%	9/20/19	4,567	4,560
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2013-2A	2.970%	2/20/20	10,300	10,308
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2015-1A	2.500%	7/20/21	14,310	14,116

4,10	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	15,725	15,460
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	1,540	1,525
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	4,220	4,141
4,10	Avis Budget Rental Car Funding AESOP
	LLC 2017-2A	2.970%	3/20/24	6,370	6,199
4,10,11 Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	3.700%	9/20/24	6,200	6,198
4,10,11 Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	4.730%	9/20/24	1,110	1,110
4,10	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,975	4,870
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.429%	9/15/48	3,350	3,368
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	1,806	1,809
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	4.511%	9/15/48	360	361
4	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.574%	2/15/50	1,520	1,504
4	BANK 2017 - BNK4	3.625%	5/15/50	3,435	3,412
4	BANK 2017 - BNK5	3.390%	6/15/60	3,585	3,503
4	BANK 2017 - BNK6	3.254%	7/15/60	4,620	4,475
4	BANK 2017 - BNK6	3.518%	7/15/60	5,740	5,647
4	BANK 2017 - BNK6	3.741%	7/15/60	1,310	1,296
4	BANK 2017 - BNK7	3.435%	9/15/60	5,490	5,367
4	BANK 2017 - BNK8	3.488%	11/15/50	11,520	11,297
4	BANK 2017 - BNK9	3.538%	11/15/54	8,545	8,452
4	BANK 2018 - BNK10	3.641%	2/15/61	4,430	4,442
4	BANK 2018 - BNK10	3.688%	2/15/61	11,760	11,726
4,10,12 Bank of America Student Loan Trust 2010-
	1A	3.160%	2/25/43	4,222	4,247
	Bank of Nova Scotia	1.875%	4/26/21	38,080	36,704
10	Bank of Nova Scotia	1.875%	9/20/21	5,590	5,354
4,10	Bank of The West Auto Trust 2014-1	1.650%	3/16/20	3,807	3,806
4	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	2,910	2,913
4	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	6,570	6,535
4	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	2,350	2,345
4	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	6,320	6,309
4	BENCHMARK 2018-B1 Mortgage Trust	4.119%	1/15/51	9,810	9,560
4	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	33,400	33,771
4	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	7,230	7,416
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	11,120	10,995
4	BMW Vehicle Lease Trust 2017-2	2.190%	3/22/21	3,460	3,410
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	4,010	3,953
4,12	Brazos Higher Education Authority Inc.
	Series 2005-3	2.486%	6/25/26	3,624	3,600
4,12	Brazos Higher Education Authority Inc.
	Series 2011-1	2.744%	2/25/30	6,580	6,636
4,10	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	1,125	1,111
4,10	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	1,745	1,724
4,10	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	5,910	5,906
4	California Republic Auto Receivables Trust
	2016-1	3.430%	2/15/22	8,000	7,981

4	California Republic Auto Receivables Trust
	2016-1	4.560%	12/15/22	8,320	8,387
4	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	5,629	5,617
4	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	2,430	2,402
4	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	1,120	1,098
4	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	540	533
4,10	Canadian Pacer Auto Receivable Trust A
	Series 2017	2.050%	3/19/21	4,910	4,840
4,10	Canadian Pacer Auto Receivable Trust A
	Series 2017	2.286%	1/19/22	3,450	3,371
4,10	Canadian Pacer Auto Receivable Trust A
	Series 2018	3.220%	9/19/22	3,310	3,309
4	Capital Auto Receivables Asset Trust
	2014-1	3.390%	7/22/19	169	169
4	Capital Auto Receivables Asset Trust
	2014-3	3.940%	4/20/23	2,410	2,422
4	Capital Auto Receivables Asset Trust
	2015-3	1.940%	1/21/20	3,656	3,652
4	Capital Auto Receivables Asset Trust
	2015-3	2.430%	9/21/20	2,430	2,424
4	Capital Auto Receivables Asset Trust
	2015-3	2.900%	12/21/20	2,700	2,704
4	Capital Auto Receivables Asset Trust
	2016-2	3.160%	11/20/23	360	359
4	Capital Auto Receivables Asset Trust
	2016-3	2.350%	9/20/21	1,630	1,602
4	Capital Auto Receivables Asset Trust
	2016-3	2.650%	1/20/24	900	892
4,10	Capital Auto Receivables Asset Trust
	2017-1	2.020%	8/20/21	5,830	5,759
4,10	Capital Auto Receivables Asset Trust
	2017-1	2.220%	3/21/22	4,060	3,986
4	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	40,235	39,394
4,10,13 CARDS II Trust 2017-2		2.157%	10/17/22	22,920	22,920
4	CarMax Auto Owner Trust 2014-4	1.810%	7/15/20	3,850	3,836
4	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	2,010	2,008
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	1,945	1,928
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	2,795	2,786
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	1,930	1,892
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	2,160	2,146
4	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	1,930	1,878
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	1,360	1,339
4	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	6,110	6,013
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,460	3,378
4	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	1,640	1,592
4	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	1,640	1,595
4	CarMax Auto Owner Trust 2018-1	2.230%	5/17/21	14,210	14,144
4	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	19,230	19,016
4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	3,040	3,000
4	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	5,020	4,923
4	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	1,560	1,529
4	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	2,140	2,137
4	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	3,090	3,086

4	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	2,390	2,387
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	17,440	16,235
4	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	5,510	5,112
4	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	9,825	9,757
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	4,970	4,894
4	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	6,270	6,122
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	2,315	2,264
4,10	CFCRE Commercial Mortgage Trust 2011-
	C2	5.946%	12/15/47	5,260	5,650
4	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	4,826	4,664
4,10	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	23,441	23,321
4,10	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	12,860	12,837
4,10	Chrysler Capital Auto Receivables Trust
	2014-AA	2.280%	11/15/19	1,453	1,453
4,10	Chrysler Capital Auto Receivables Trust
	2014-BA	3.440%	8/16/21	290	291
4,10	Chrysler Capital Auto Receivables Trust
	2015-BA	2.260%	10/15/20	7,575	7,568
4,10	Chrysler Capital Auto Receivables Trust
	2015-BA	2.700%	12/15/20	2,315	2,311
4,10	Chrysler Capital Auto Receivables Trust
	2015-BA	3.260%	4/15/21	3,600	3,610
4,10	Chrysler Capital Auto Receivables Trust
	2015-BA	4.170%	1/16/23	5,510	5,563
4,10	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	2/15/22	2,370	2,369
4,10	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	8,530	8,614
4,10	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	5,380	5,344
4,10	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	4,680	4,574
4	Citibank Credit Card Issuance Trust 2018-
	A1	2.490%	1/20/23	23,950	23,654
4,10	Citigroup Commercial Mortgage Trust
	2012-GC8	3.683%	9/10/45	2,017	2,036
4	Citigroup Commercial Mortgage Trust
	2013-GC11	3.093%	4/10/46	6,015	5,930
4	Citigroup Commercial Mortgage Trust
	2013-GC15	3.161%	9/10/46	2,003	2,006
4	Citigroup Commercial Mortgage Trust
	2013-GC15	3.942%	9/10/46	878	896
4	Citigroup Commercial Mortgage Trust
	2013-GC15	4.371%	9/10/46	1,910	1,991
4	Citigroup Commercial Mortgage Trust
	2014-GC19	3.753%	3/10/47	885	893
4	Citigroup Commercial Mortgage Trust
	2014-GC19	4.023%	3/10/47	16,273	16,705
4	Citigroup Commercial Mortgage Trust
	2014-GC21	3.575%	5/10/47	27,838	27,952
4	Citigroup Commercial Mortgage Trust
	2014-GC21	3.855%	5/10/47	9,060	9,203
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.622%	7/10/47	8,949	8,969
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.863%	7/10/47	2,020	2,011

4	Citigroup Commercial Mortgage Trust
	2014-GC23	4.175%	7/10/47	800	813
4	Citigroup Commercial Mortgage Trust
	2014-GC23	4.610%	7/10/47	1,250	1,208
4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.372%	10/10/47	4,729	4,668
4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.635%	10/10/47	13,083	13,093
4	Citigroup Commercial Mortgage Trust
	2014-GC25	4.345%	10/10/47	2,170	2,183
4	Citigroup Commercial Mortgage Trust
	2014-GC25	4.681%	10/10/47	3,270	3,172
4	Citigroup Commercial Mortgage Trust
	2015-GC27	3.137%	2/10/48	6,418	6,235
4	Citigroup Commercial Mortgage Trust
	2015-GC31	3.762%	6/10/48	37,530	37,795
4	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	17,447	17,655
4	Citigroup Commercial Mortgage Trust
	2015-GC33	4.722%	9/10/58	900	868
4	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	9,456	9,201
4	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	17,560	16,699
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	6,325	6,193
4	Citigroup Commercial Mortgage Trust
	2017-P8	3.465%	9/15/50	13,140	12,939
4	Citigroup Commercial Mortgage Trust
	2017-P8	4.192%	9/15/50	3,150	3,161
4	Citigroup Commercial Mortgage Trust
	2017-P8	4.414%	9/15/50	3,150	3,064
4,10	CLI Funding V LLC 2013-1A	2.830%	3/18/28	2,841	2,780
4,10,13 Colony American Homes 2015-1		3.397%	7/17/32	440	440
4,10,13 Colony American Homes 2015-1A		3.097%	7/17/32	3,675	3,676
4,10,13 Colony Starwood Homes 2016-1A Trust		3.395%	7/17/33	6,595	6,610
4,10,13 Colony Starwood Homes 2016-1A Trust		4.046%	7/17/33	2,970	2,980
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,971	2,946
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	3,900	3,906
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	6,778	6,629
4,10	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	6,160	6,104
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,899	6,725
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	420	412
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,919	2,849
4,10	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	12,270	12,730
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	1,633	1,634
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	800	815
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	4,876	4,986
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	4,757	4,938
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,737	1,761
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	5,860	5,935
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	13,048	13,403
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	15,127	15,679
4	COMM 2013-CCRE13 Mortgage Trust	4.902%	11/10/46	855	904
4	COMM 2013-CCRE13 Mortgage Trust	4.902%	11/10/46	1,560	1,566
4,10	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	9,240	8,991
4,10	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	1,400	1,366
4	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	1,020	1,013

4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	8,560	8,629
4	COMM 2013-CCRE9 Mortgage Trust	4.381%	7/10/45	5,388	5,600
4,10	COMM 2013-CCRE9 Mortgage Trust	4.404%	7/10/45	2,780	2,787
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	1,334	1,336
4,10	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	1,308	1,331
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	585	606
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,883	3,811
4,10	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	6,702	6,505
4,10	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	18,320	18,366
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	500	512
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	4,432	4,599
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	1,505	1,507
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	4,350	4,479
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	1,300	1,337
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,010	1,017
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	6,335	6,486
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	1,290	1,310
4	COMM 2014-CCRE17 Mortgage Trust	4.895%	5/10/47	4,400	4,374
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,260	6,255
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	10,820	10,984
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	5,200	5,131
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	15,433	15,509
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	22,572	22,514
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,438	2,491
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,465	2,471
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	4,100	4,128
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,748	3,734
4	COMM 2015-CCRE27 Mortgage Trust	4.621%	10/10/48	1,760	1,715
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	13,303	12,973
4,10	Commonwealth Bank of Australia	2.000%	6/18/19	4,300	4,262
4,10	Commonwealth Bank of Australia	2.125%	7/22/20	29,495	28,902
4,10	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	5,580	5,552
4	CSAIL 2015-C1 Commercial Mortgage
	Trust	3.505%	4/15/50	1,903	1,884
4	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.504%	6/15/57	6,650	6,589
4	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.718%	8/15/48	6,150	6,154
4	CSAIL 2015-C3 Commercial Mortgage
	Trust	4.503%	8/15/48	2,160	2,112
4	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	4,800	4,864
4	CSAIL 2016-C5 Commercial Mortgage
	Trust	4.687%	11/15/48	3,620	3,601
4	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	6,280	6,231
4	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	6,880	6,755
4,10	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	7,287	7,275
4	DBJPM 16-C1 Mortgage Trust	3.504%	5/10/49	1,250	1,142
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	9,640	9,343
4,10	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	9,430	9,387
4,10	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	5,090	5,030
4,10	DLL Securitization Trust Series 2017-A	2.140%	12/15/21	5,720	5,631
4,10	DLL Securitization Trust Series 2017-A	2.430%	11/17/25	3,380	3,298
4,10	DNB Boligkreditt AS	2.500%	3/28/22	11,200	10,900
4,10	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	884	885
4,10	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	2,000	2,017

4,10	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	1,030	1,030
4,10	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	3,600	3,628
4,10	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	1,620	1,622
4,10	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	5,630	5,695
4,10	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	4,515	4,526
4,10	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	9,250	9,418
4,10	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	2,818	2,833
4,10	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	7,912	7,929
4,10	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	11,330	11,559
4,10	Drive Auto Receivables Trust 2016-C	2.370%	11/16/20	6,066	6,062
4,10	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	10,540	10,676
4	Drive Auto Receivables Trust 2017-1	1.860%	3/16/20	7,836	7,833
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	1,640	1,652
4	Drive Auto Receivables Trust 2017-3	1.650%	8/15/19	5,735	5,731
4	Drive Auto Receivables Trust 2017-3	2.300%	5/17/21	10,260	10,220
4	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	13,040	12,956
4,10,13 Edsouth Indenture No 9 LLC 2015-1		2.697%	10/25/56	6,583	6,600
4,10	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	14,470	14,400
4,10	Enterprise Fleet Financing LLC Series
	2015-1	1.740%	9/20/20	12,916	12,913
4,10	Enterprise Fleet Financing LLC Series
	2015-2	2.090%	2/22/21	7,190	7,168
4,10	Enterprise Fleet Financing LLC Series
	2016-1	2.080%	9/20/21	18,140	17,988
4,10	Enterprise Fleet Financing LLC Series
	2016-2	2.040%	2/22/22	2,750	2,712
4,10	Enterprise Fleet Financing LLC Series
	2017-3	2.360%	5/20/23	5,910	5,794
4,10	Enterprise Fleet Financing LLC Series
	2018-1	3.100%	10/20/23	4,940	4,926
4,10,13 Evergreen Credit Card Trust Series 2017-1		2.157%	10/15/21	16,500	16,500
4,5,13	Fannie Mae Connecticut Avenue Securities
	2016-C04	3.347%	1/25/29	1,349	1,359
4,5,13	Fannie Mae Connecticut Avenue Securities
	2016-C05	3.247%	1/25/29	657	660
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	10,266	9,669
4,13	First National Master Note Trust 2017-2	2.337%	10/16/23	9,120	9,130
4,10	Flagship Credit Auto Trust 2016-4	1.960%	2/16/21	6,360	6,336
4	Ford Credit Auto Lease Trust 2016-A	1.850%	7/15/19	17,030	17,026
4	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	14,340	14,191
4	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	7,250	7,157
4	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	2,860	2,858
4	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	5,150	5,144
4,10	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	17,458	17,388
4,10	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	2,900	2,888
4,10	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	10,300	10,230
4,10	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	2,160	2,147
4	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	4,670	4,632
4	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	2,085	2,073
4,10	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	26,000	25,681
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	2,430	2,382
4,10	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	13,820	13,533
4,10	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	20,230	19,561
4,10	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	24,010	23,527
4,10	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	26,970	25,990
4,10	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	4,800	4,625
4,10	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	9,830	9,455
4,10	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	22,190	21,751

4,10	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	7,010	6,885
4	Ford Credit Floorplan Master Owner Trust
	A Series 2013-4	2.100%	6/15/20	670	670
4	Ford Credit Floorplan Master Owner Trust
	A Series 2013-4	2.290%	6/15/20	720	720
4	Ford Credit Floorplan Master Owner Trust
	A Series 2013-4	2.790%	6/15/20	290	290
4	Ford Credit Floorplan Master Owner Trust
	A Series 2014-2	2.310%	2/15/21	900	897
4	Ford Credit Floorplan Master Owner Trust
	A Series 2015-5	2.390%	8/15/22	8,480	8,358
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-1	2.070%	5/15/22	56,020	55,007
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	37,850	37,177
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	27,090	26,971
4,5,13	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	4.097%	10/25/28	899	910
4,5,13	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.997%	12/25/28	178	178
4,5,13	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	3.897%	12/25/28	2,760	2,798
4,5,10	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2018-SPI1	3.746%	2/25/48	3,550	3,544
4,10	FRS I LLC 2013-1A	1.800%	4/15/43	269	267
4,10	FRS I LLC 2013-1A	3.080%	4/15/43	5,954	5,880
4	GM Financial Automobile Leasing Trust
	2015-2	2.420%	7/22/19	1,732	1,732
4	GM Financial Automobile Leasing Trust
	2015-2	2.990%	7/22/19	2,320	2,320
4	GM Financial Automobile Leasing Trust
	2015-3	1.690%	3/20/19	1,275	1,274
4	GM Financial Automobile Leasing Trust
	2015-3	2.320%	11/20/19	1,310	1,309
4	GM Financial Automobile Leasing Trust
	2015-3	2.980%	11/20/19	2,870	2,874
4	GM Financial Automobile Leasing Trust
	2015-3	3.480%	8/20/20	2,870	2,875
4	GM Financial Automobile Leasing Trust
	2016-1	1.790%	3/20/20	17,520	17,464
4	GM Financial Automobile Leasing Trust
	2016-2	2.580%	3/20/20	1,920	1,913
4	GM Financial Automobile Leasing Trust
	2017-2	2.180%	6/21/21	5,010	4,946
4	GM Financial Automobile Leasing Trust
	2017-3	2.010%	11/20/20	10,470	10,355
4	GM Financial Automobile Leasing Trust
	2017-3	2.120%	9/20/21	3,290	3,240
4	GM Financial Automobile Leasing Trust
	2017-3	2.400%	9/20/21	4,120	4,052
4	GM Financial Automobile Leasing Trust
	2017-3	2.730%	9/20/21	2,240	2,210
4,10	GM Financial Consumer Automobile 2017-
	3	2.130%	3/16/23	5,350	5,203
4,10	GM Financial Consumer Automobile 2017-
	3	2.330%	3/16/23	1,640	1,599

4,10	GMF Floorplan Owner Revolving Trust
	2015-1	1.650%	5/15/20	12,000	11,998
4,10	GMF Floorplan Owner Revolving Trust
	2015-1	1.970%	5/15/20	3,770	3,769
4,10	GMF Floorplan Owner Revolving Trust
	2016-1	2.410%	5/17/21	5,290	5,252
4,10,13 GMF Floorplan Owner Revolving Trust
	2016-1	2.747%	5/17/21	10,476	10,544
4,10	GMF Floorplan Owner Revolving Trust
	2016-1	2.850%	5/17/21	3,900	3,854
4,10,13 GMF Floorplan Owner Revolving Trust
	2017-1	2.467%	1/18/22	230	231
4,10	GMF Floorplan Owner Revolving Trust
	2017-2	2.130%	7/15/22	42,410	41,589
4,10	GMF Floorplan Owner Revolving Trust
	2017-2	2.440%	7/15/22	13,200	12,989
4,10	GMF Floorplan Owner Revolving Trust
	2017-2	2.630%	7/15/22	7,240	7,087
4,10	GMF Floorplan Owner Revolving Trust
	2018-2	3.130%	3/15/23	19,810	19,790
4,10	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	13,530	13,295
4,10	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	26,780	26,275
4,10	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	58,610	57,908
4,10	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	1,000	1,000
4,10	GreatAmerica Leasing Receivables
	Funding LLC Series 2015-1	2.020%	6/21/21	1,176	1,172
4,10	GreatAmerica Leasing Receivables
	Funding LLC Series 2016-1	1.990%	4/20/22	10,580	10,483
4,10	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.600%	6/15/21	2,020	2,004
4,10	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.830%	6/17/24	1,310	1,296
4,10	GS Mortgage Securities Corporation II
	2012-BWTR	2.954%	11/5/34	7,625	7,399
4	GS Mortgage Securities Corporation II
	2015-GC30	3.382%	5/10/50	4,788	4,710
4,10	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	5,430	5,473
4,10	GS Mortgage Securities Trust 2010-C2	5.355%	12/10/43	1,370	1,419
4,10	GS Mortgage Securities Trust 2011-GC3	5.826%	3/10/44	2,650	2,769
4,10	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,071
4	GS Mortgage Securities Trust 2012-GCJ7	5.887%	5/10/45	2,140	2,217
4	GS Mortgage Securities Trust 2013-GC13	4.193%	7/10/46	185	192
4,10	GS Mortgage Securities Trust 2013-GC13	4.226%	7/10/46	1,210	1,180
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	4,128	4,074
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	1,550	1,536
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	754	754
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	800	813
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	6,005	6,168
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	105	109
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	10,638	10,904
4	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	570	573
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	13,475	13,738
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	6,520	6,601
4	GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	2,610	2,678
4	GS Mortgage Securities Trust 2014-GC24	4.662%	9/10/47	4,615	4,564
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	7,680	7,602
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	17,870	17,938

4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	9,200	8,985
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,615	4,654
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	14,640	14,531
4	GS Mortgage Securities Trust 2015-GC34	4.809%	10/10/48	2,610	2,582
4,10	GTP Acquisition Partners I LLC	3.482%	6/16/25	9,030	8,878
4,10,11 Hertz Fleet Lease Funding LP 2018-1		3.230%	5/10/32	16,220	16,217
4,10	Hertz Vehicle Financing II LP 2015-1A	2.730%	3/25/21	11,150	11,035
4,10	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	4,700	4,621
4,10	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	6,858	6,748
4,10	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	1,650	1,634
4,10	Hertz Vehicle Financing II LP 2018-1A	3.290%	2/25/24	4,390	4,294
4,10	Hertz Vehicle Financing II LP 2018-1A	3.600%	2/25/24	6,110	5,963
4,10	Hertz Vehicle Financing II LP 2018-1A	4.390%	2/25/24	930	912
4,10	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	10,900	10,881
4,10	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	3,458	3,391
4,10	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	12,380	12,489
4,10	Hilton USA Trust 2016-HHV	3.719%	11/5/38	7,780	7,720
4,10,12 Holmes Master Issuer plc 2018-1		2.708%	10/15/54	10,350	10,346
4	Honda Auto Receivables 2017-4 Owner
	Trust	2.050%	11/22/21	20,890	20,668
4	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	3,110	3,049
4,10	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	10,910	10,515
4,10	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	4,750	4,688
4,10	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	4,722	4,721
4,10	Hyundai Auto Lease Securitization Trust
	2017-B	2.130%	3/15/21	10,930	10,812
4,10	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	17,620	17,442
4,10	Hyundai Auto Lease Securitization Trust
	2017-C	2.210%	9/15/21	3,470	3,422
4,10	Hyundai Auto Lease Securitization Trust
	2017-C	2.460%	7/15/22	3,160	3,107
4,10	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	14,880	14,835
4,10	Hyundai Auto Lease Securitization Trust
	2018-A	2.890%	3/15/22	4,710	4,692
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	1,686	1,685
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	1,150	1,150
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	2,200	2,198
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	1,400	1,387
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	3,290	3,268
4,12	Illinois Student Assistance Commission
	Series 2010-1	3.410%	4/25/22	736	738
4,10,13 Invitation Homes 2015-SFR2 Trust		3.246%	6/17/32	2,826	2,826
4,10,13 Invitation Homes 2015-SFR2 Trust		3.545%	6/17/32	1,510	1,510
4,10,13 Invitation Homes 2015-SFR3 Trust		3.646%	8/17/32	1,650	1,650
4,10,13 Invitation Homes 2017-SFR2 Trust		2.746%	12/17/36	14,434	14,445
4,10,13 Invitation Homes 2017-SFR2 Trust		3.045%	12/17/36	4,930	4,949
4,10,13 Invitation Homes 2018-SFR1 Trust		2.595%	3/17/37	9,345	9,361
4,10,13 Invitation Homes 2018-SFR1 Trust		2.846%	3/17/37	2,250	2,263
4,10	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	6,631	6,540
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	5,688	5,791
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	1,209	1,231

4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.828%	11/15/43	2,313	2,381
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.828%	11/15/43	2,730	2,800
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	74	74
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	7,534	7,818
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.588%	8/15/46	4,000	4,224
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	920	947
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	3,807	3,830
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	4,729	4,640
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	22,630	22,386
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	1,350	1,380
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	6,008	5,958
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	4,670	4,574
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	323	332
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.187%	1/15/46	2,550	2,519
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	1,215	1,230
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	651	662
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	29,810	30,814
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.112%	12/15/46	2,135	2,234
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.177%	12/15/46	960	988
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	10,979	10,755
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	3.461%	7/15/47	12,380	12,452
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	9,670	9,667
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	4,100	4,033
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	6,780	6,789
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	5,515	5,585
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.167%	7/15/45	5,000	5,072
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	1,572	1,595
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	6,118	6,332
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	495	496

4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	400	405
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	1,750	1,821
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.248%	11/15/45	1,340	1,389
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	4,363	4,517
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	14,680	15,106
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	600	621
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.974%	2/15/47	2,500	2,587
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.974%	2/15/47	1,000	1,007
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	2,910	2,983
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.493%	8/15/47	5,570	5,577
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	2,117	2,125
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	13,220	12,914
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	5,120	5,106
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	9,823	9,582
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.551%	7/15/48	4,640	4,599
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	3,450	3,505
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	2,245	2,303
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	11,540	11,703
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	3,783	3,785
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	7,300	7,361
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	11,590	11,649
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	4,660	4,582
4	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	3,460	3,389
4,10,12 Lanark Master Issuer plc 2018-1A		2.236%	12/22/69	6,800	6,796
4,10	Laurel Road Prime Student Loan Trust
	2017-C	2.810%	11/25/42	13,420	13,045
4,10,11 Laurel Road Prime Student Loan Trust
	2018-B	3.540%	5/26/43	13,250	13,239
4,10	LCCM 2014-909 Mortgage Trust	3.388%	5/15/31	910	910
4,10	Madison Avenue Trust 2013-650M	3.843%	10/12/32	1,245	1,261
4,10,13 Master Credit Card Trust II Series 2018-1A		2.388%	7/22/24	21,490	21,538
4	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	12,820	12,781
4	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	19,250	19,111
4	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	1,920	1,902

4,10,13 Mercedes-Benz Master Owner Trust 2017-
	B	2.317%	5/16/22	7,104	7,127
4,10	Miramax LLC 2014-1A	3.340%	7/20/26	476	474
4,10	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	701	701
4,10	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	13,600	13,359
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	8,462	8,410
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	16,040	16,047
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	6,337	6,232
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.217%	7/15/46	1,244	1,283
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.217%	7/15/46	1,830	1,756
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	362	362
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	11,427	11,647
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.310%	8/15/46	3,937	4,066
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	1,005	1,024
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	1,940	2,012
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	400	411
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	2,470	2,425
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	3.214%	2/15/46	2,000	1,963
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C9	3.102%	5/15/46	12,980	12,745
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	2,300	2,358
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	1,600	1,645
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	11,716	11,891
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	20,825	21,358
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	5.053%	4/15/47	1,140	1,168
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	8,646	8,809
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	935	952
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.480%	6/15/47	7,090	7,242
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.913%	6/15/47	2,400	2,380
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	28,696	28,980
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	4.011%	8/15/47	1,380	1,387
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	5,430	5,546

4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.326%	12/15/47	6,880	6,884
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	3,940	3,954
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	8,640	8,576
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	10,453	10,255
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	3,420	3,383
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.479%	5/15/48	4,300	4,262
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	18,370	18,513
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	7,598	7,625
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	700	686
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.910%	5/15/49	1,090	1,097
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	19,390	19,485
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	6,520	6,380
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	2,260	2,248
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,444
4,10	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	6,407	6,214
4,10	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	6,370	6,436
4,10	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	2,795	2,805
4,10	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	4,430	4,396
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	48,685	49,251
4	Morgan Stanley Capital I Trust 2015-UBS8	4.741%	12/15/48	3,210	3,180
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	21,780	20,392
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	7,410	7,406
4	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	2,800	2,790
4	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	3,486	3,450
4,10,13 Motor plc 2017 1A		2.427%	9/25/24	31,470	31,407
4,10	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	11,190	10,831
4,10	National Australia Bank Ltd.	2.250%	3/16/21	15,800	15,406
4,10	National Australia Bank Ltd.	2.400%	12/7/21	25,310	24,590
4,10,13 Navient Student Loan Trust 2016-2		2.947%	6/25/65	2,420	2,449
4,10,13 Navient Student Loan Trust 2016-3		2.747%	6/25/65	2,050	2,067
4,10,13 Navient Student Loan Trust 2016-6A		2.647%	3/25/66	12,400	12,540
4,10,13 Navient Student Loan Trust 2017-4A		2.397%	9/27/66	8,390	8,427
4,10,13 Navient Student Loan Trust 2017-A		2.297%	12/16/58	6,989	6,996
4,10,13 Navient Student Loan Trust 2017-A		2.880%	12/16/58	8,940	8,695
4,10,13 Navient Student Loan Trust 2018-1		2.087%	3/25/67	5,932	5,929
4,10,13 Navient Student Loan Trust 2018-1		2.247%	3/25/67	7,890	7,888
4,10,13 Navient Student Loan Trust 2018-1		2.617%	3/25/67	9,750	9,771
4,10,13 Navistar Financial Dealer Note Master
	Trust II 2016-1A	3.247%	9/27/21	15,350	15,411
4,13	New Mexico Educational Assistance
	Foundation 2013-1	2.583%	1/2/25	2,855	2,850
4,10	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	6,720	6,711
4	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	24,810	24,571
4	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	8,960	8,851

4	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	18,990	18,795
4	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	5,300	5,226
4	Nissan Auto Receivables 2017-C Owner
	Trust	2.120%	4/18/22	19,280	18,996
4	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	10,870	10,648
4,13	Nissan Master Owner Trust Receivables
	Series 2017-C	2.217%	10/17/22	49,920	49,971
4,10	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	121	124
4,10	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,980	8,769
4,10,13 Pepper Residential Securities Trust 2017A-
	A1UA	2.997%	3/10/58	6,023	6,031
4,10,13 Pepper Residential Securities Trust 2018A-
	A1UA	2.844%	3/12/47	1,389	1,391
4,10,13 Pepper Residential Securities Trust 2019A-
	A1U1	2.244%	10/12/18	13,610	13,597
4,10,13 Pepper Residential Securities Trust 2020A-
	A1U1	2.443%	3/16/19	8,390	8,335
4,10	PFS Financing Corp 2017-B	2.220%	7/15/22	15,980	15,646
4,10,13 PFS Financing Corp. 2017-C		2.367%	10/15/21	16,560	16,598
4,10	PFS Financing Corp. 2017-D	2.400%	10/17/22	17,210	16,882
4,10	PFS Financing Corp. 2018-D	3.190%	4/17/23	5,460	5,441
4,10,13 PHEAA Student Loan Trust 2016-2A		2.847%	11/25/65	13,771	13,805
4,10	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	2,459	2,423
4,10	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	9,320	9,256
4,10	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	3,460	3,466
4,10	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	7,770	7,507
4,10	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	2,020	1,960
4,10	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	4,580	4,489
4,10	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	580	572
4,10,12 Resimac Premier Series 2014-1A		2.789%	12/12/45	1,636	1,626
4,10,13 Resimac Premier Series 2016-1A		3.287%	10/10/47	21,876	21,998
4	Royal Bank of Canada	2.200%	9/23/19	2,573	2,550
4	Royal Bank of Canada	2.100%	10/14/20	1,090	1,066
4	Royal Bank of Canada	1.875%	2/5/21	4,800	4,716
4	Royal Bank of Canada	2.300%	3/22/21	5,540	5,406
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	5,160	5,191
4	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	792	792
4	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	9,420	9,431
4	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	6,653	6,650
4	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	2,450	2,444
4	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	1,610	1,607
4	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	1,440	1,442
4	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	8,060	8,029
4	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	9,330	9,270
4	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	7,990	7,942
4	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	3,980	3,929

4	Santander Drive Auto Receivables Trust
	2018-1	2.100%	11/16/20	17,330	17,266
4	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	4,720	4,687
4	Santander Drive Auto Receivables Trust
	2018-1	2.630%	7/15/22	10,780	10,650
4	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	9,410	9,269
4	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	4,110	4,032
4,10	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	3,460	3,412
4,10	Santander Retail Auto Lease Trust 2017-A	2.680%	1/20/22	2,750	2,713
4,10	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	11,150	11,116
4,10	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	3,910	3,897
4,10	Santander Retail Auto Lease Trust 2018-A	3.200%	4/20/22	3,340	3,328
4,10	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	7,760	7,731
10	SBA Tower Trust	3.156%	10/8/20	3,970	3,953
4,10	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	4,854	4,830
4,10	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	5,460	5,352
4,10	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	6,400	6,204
4,10,11 Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	2,350	2,350
4,10	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	467	470
4,10	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	4,345	4,372
4,10	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	2,427	2,464
4,10	SLM Private Education Loan Trust 2012-B	3.480%	10/15/30	345	345
4,10,13 SLM Private Education Loan Trust 2013-A		2.947%	5/17/27	2,728	2,737
4,10	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	1,800	1,776
4,10	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	2,055	2,039
4,10	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	3,000	2,941
4,10	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	2,000	1,999
4,10	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	531	529
4,10	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	800	789
4,12	SLM Student Loan Trust 2005-5	2.460%	4/25/25	134	134
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	1,830	1,778
4,10	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	5,942	5,814
4,10,13 SMB Private Education Loan Trust 2016-B		3.347%	2/17/32	4,433	4,544
4,10,13 SMB Private Education Loan Trust 2016-C		2.997%	9/15/34	5,600	5,694
4,10,13 SMB Private Education Loan Trust 2017-A		2.797%	9/15/34	8,230	8,337
4,10	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	9,810	9,518
4,10	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	18,170	18,065
4,10	SoFi Professional Loan Program 2016-B
	LLC	2.740%	10/25/32	4,300	4,240
4,10	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	2,235	2,166
4,10	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	2,340	2,259
4,10,13 SoFi Professional Loan Program 2016-D
	LLC	2.847%	1/25/39	1,609	1,629
4,10	SoFi Professional Loan Program 2017-A
	LLC	2.400%	3/26/40	1,280	1,240
4,10	SoFi Professional Loan Program 2017-B
	LLC	2.740%	5/25/40	7,170	6,971
4,10,13 SoFi Professional Loan Program 2017-C
	LLC	2.497%	7/25/40	1,392	1,396

4,10	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	5,700	5,548
4,10	SoFi Professional Loan Program 2017-E
	LLC	1.860%	11/26/40	17,761	17,538
4,10	SoFi Professional Loan Program 2017-E
	LLC	2.720%	11/26/40	5,080	4,943
4,10	SoFi Professional Loan Program 2017-F
	LLC	2.050%	1/25/41	15,216	15,091
4,10	SoFi Professional Loan Program 2017-F
	LLC	2.840%	1/25/41	6,120	5,959
4,10	SoFi Professional Loan Program 2018-A
	LLC	2.390%	2/25/42	13,354	13,267
4,10	SoFi Professional Loan Program 2018-A
	LLC	2.950%	2/25/42	5,660	5,542
4,10	SoFi Professional Loan Program 2018-B
	LLC	3.340%	8/25/47	8,850	8,799
4,10	Stadshypotek AB	1.250%	5/23/18	1,930	1,929
4,10	Stadshypotek AB	1.875%	10/2/19	18,380	18,126
4,10	Stadshypotek AB	1.750%	4/9/20	3,689	3,602
4,10	Stadshypotek AB	2.500%	4/5/22	16,050	15,573
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	3,690	3,651
4	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	20,127	19,818
4	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	21,070	21,004
4	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	5,300	5,199
4	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	5,710	5,618
4	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	9,890	9,747
4	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	15,680	15,237
4	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	4,770	4,631
4	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	6,390	6,202
4	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	18,000	17,952
4,10	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	3,654	3,723
4,10	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	5,846	5,991
4,10	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	19,047	18,974
4,10	Tesla Auto Lease Trust 2018-A	2.750%	2/20/20	700	696
4,10	Tesla Auto Lease Trust 2018-A	2.970%	4/20/20	560	556
4,10	Tesla Auto Lease Trust 2018-A	3.300%	5/20/20	630	625
4,10	Tesla Auto Lease Trust 2018-A	4.940%	3/22/21	390	387
4,10,11 Tidewater Auto Receivables Trust 2018-AA		3.120%	7/15/22	8,940	8,939
4,10,11 Tidewater Auto Receivables Trust 2018-AA		3.450%	11/15/24	1,880	1,880
4,10,11 Tidewater Auto Receivables Trust 2018-AA		3.840%	11/15/24	2,100	2,100
4,10,11 Tidewater Auto Receivables Trust 2018-AA		4.300%	11/15/24	630	630
4,10	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	2,800	2,768
4,10	Toronto-Dominion Bank	2.250%	3/15/21	1,700	1,660
4	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	1,345	1,313
4	Toyota Auto Receivables 2018-A Owner
	Trust	2.350%	5/16/22	24,140	23,908

4	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	1,590	1,570
4,10	Trafigura Securitisation Finance plc 2017-
	1A	2.470%	12/15/20	43,600	42,626
4,10,13 Trillium Credit Card Trust II 2016-1A		2.618%	5/26/21	53,860	53,885
4,10	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	2,964	2,921
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,200	1,226
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	3,705	3,660
4,10	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	6,673	6,632
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	5,703	5,572
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	3,970	3,932
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	1,160	1,156
4,10	Vantage Data Centers Issuer, LLC 2018-
	1A	4.072%	2/16/43	6,230	6,264
4,10	Verizon Owner Trust 2016-2A	1.680%	5/20/21	30,310	29,962
4,10	Verizon Owner Trust 2017-2A	1.920%	12/20/21	45,090	44,436
4,10	Verizon Owner Trust 2017-3	2.060%	4/20/22	15,460	15,211
4,10	Verizon Owner Trust 2017-3	2.380%	4/20/22	8,950	8,784
4,10	Verizon Owner Trust 2017-3	2.530%	4/20/22	9,610	9,441
4,10	Verizon Owner Trust 2018-1	2.820%	9/20/22	20,120	20,041
4,10	Verizon Owner Trust 2018-1	3.050%	9/20/22	7,320	7,283
4,10	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	9,070	8,933
4,10	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	1,100	1,112
4,10	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	650	656
4,10	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	490	491
4,10	Volvo Financial Equipment LLC Series
	2016-1A	1.890%	9/15/20	3,450	3,412
4,10,13 Volvo Financial Equipment Master Owner
	Trust 2017-A	2.397%	11/15/22	4,880	4,892
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	6,384	6,278
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	7,210	7,188
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	954	975
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	7,883	8,170
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.548%	8/15/50	11,500	11,484
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	8,920	9,054
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	700	699
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	2,400	2,466
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	1,450	1,435
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	1,470	1,450
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	29,385	28,574
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	8,822	8,726
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	16,385	16,376

4	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.366%	6/15/48	2,310	2,237
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	7,300	7,268
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	4,380	4,382
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	2,250	2,299
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.646%	9/15/58	2,740	2,698
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	5,269	5,333
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	2,045	2,108
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.693%	9/15/58	5,225	5,128
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	22,686	22,817
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	5,750	5,707
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	1,390	1,372
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	7,730	7,770
4	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	6,875	6,724
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.157%	9/15/50	1,400	1,342
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	21,190	20,650
4	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	15,120	14,919
4	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	10,700	10,462
4	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	9,205	9,121
4	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	2,332	2,314
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.012%	3/15/51	5,470	5,589
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.514%	3/15/51	12,380	12,271
4,13	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2015-2	2.547%	1/20/22	19,025	19,130
4,10	Wendys Funding LLC 2015-1A	4.080%	6/15/45	2,701	2,716
4,10	Wendys Funding LLC 2015-1A	4.497%	6/15/45	2,252	2,274
4,10	Wendys Funding LLC 2018-1	3.573%	3/15/48	3,184	3,101
4,10	Wendys Funding LLC 2018-1	3.884%	3/15/48	4,786	4,663
4,10	Westpac Banking Corp.	2.000%	3/3/20	13,770	13,546
4,10	Westpac Banking Corp.	2.250%	11/9/20	7,430	7,274
4,10	Westpac Banking Corp.	2.100%	2/25/21	1,860	1,807
4,10	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	4,640	4,633
4,10	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	6,202	6,393
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	5,280	5,172
4	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	6,130	6,151

4 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	4,170	4,186
4 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	3,789	3,747
4 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	11,307	11,088
4 WFRBS Commercial Mortgage Trust 2012-
C9	3.388%	11/15/45	2,870	2,838
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	2,220	2,181
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	2,133	2,167
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	6,044	6,251
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	357	361
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.676%	12/15/46	2,116	2,144
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	7,778	8,049
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.812%	12/15/46	1,085	1,144
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.829%	3/15/47	12,930	13,141
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	10,595	10,917
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	14,675	15,009
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.378%	5/15/47	2,410	2,443
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.513%	5/15/47	1,410	1,365
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.410%	8/15/47	1,520	1,511
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	13,235	13,343
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.891%	8/15/47	700	695
4 WFRBS Commercial Mortgage Trust 2014-
C21	4.234%	8/15/47	2,410	2,324
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	4,167	4,253
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	14,179	14,200
4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.766%	3/15/47	920	928
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	13,996	14,389
4 World Omni Auto Receivables Trust 2016-
A	1.770%	9/15/21	11,612	11,527
4 World Omni Auto Receivables Trust 2016-
B	1.300%	2/15/22	5,630	5,542
4 World Omni Auto Receivables Trust 2018-
A	2.730%	2/15/24	7,680	7,599
4 World Omni Auto Receivables Trust 2018-
A	2.890%	4/15/25	3,820	3,777
4 World Omni Automobile Lease
Securitization Trust 2018-A	2.830%	7/15/21	12,960	12,915

4	World Omni Automobile Lease
	Securitization Trust 2018-A	2.940%	5/15/23	3,890	3,875
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,456,542)					5,362,811
Corporate Bonds (64.4%)
Finance (30.1%)
	Banking (20.4%)
	American Express Co.	3.000%	10/30/24	35,385	33,691
	American Express Credit Corp.	1.700%	10/30/19	4,669	4,591
	American Express Credit Corp.	2.200%	3/3/20	13,535	13,349
	American Express Credit Corp.	2.700%	3/3/22	16,000	15,643
	Australia & New Zealand Banking Group
	Ltd.	2.625%	11/9/22	35,734	34,374
10	Banco de Credito del Peru	4.250%	4/1/23	5,000	5,072
	Banco Santander SA	4.379%	4/12/28	4,415	4,362
4	Bank of America Corp.	2.369%	7/21/21	5,480	5,373
4	Bank of America Corp.	2.328%	10/1/21	16,865	16,478
	Bank of America Corp.	3.300%	1/11/23	12,677	12,522
4	Bank of America Corp.	3.124%	1/20/23	20,890	20,557
4,10	Bank of America Corp.	3.004%	12/20/23	45,150	43,817
	Bank of America Corp.	4.125%	1/22/24	33,430	34,165
4	Bank of America Corp.	3.550%	3/5/24	64,325	63,834
	Bank of America Corp.	3.875%	8/1/25	4,600	4,556
4	Bank of America Corp.	3.093%	10/1/25	72,895	69,341
4	Bank of America Corp.	3.366%	1/23/26	64,555	61,788
	Bank of America Corp.	4.450%	3/3/26	8,900	8,917
4	Bank of America Corp.	3.824%	1/20/28	62,210	60,517
4	Bank of America Corp.	3.593%	7/21/28	4,380	4,178
4,10	Bank of America Corp.	3.419%	12/20/28	10,529	9,843
4	Bank of America Corp.	3.970%	3/5/29	58,145	57,122
	Bank of New York Mellon Corp.	2.600%	8/17/20	3,017	2,992
	Bank of New York Mellon Corp.	4.150%	2/1/21	17,664	18,137
	Bank of New York Mellon Corp.	2.050%	5/3/21	10,780	10,451
	Bank of New York Mellon Corp.	3.550%	9/23/21	16,040	16,223
	Bank of New York Mellon Corp.	3.650%	2/4/24	17,000	17,074
	Bank of New York Mellon Corp.	3.400%	5/15/24	20,200	19,970
	Bank of New York Mellon Corp.	3.250%	9/11/24	11,142	10,885
	Bank of New York Mellon Corp.	3.000%	2/24/25	15,800	15,103
4	Bank of New York Mellon Corp.	3.442%	2/7/28	5,000	4,835
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	6,360
	Bank of Nova Scotia	2.150%	7/14/20	4,025	3,945
	Bank of Nova Scotia	4.375%	1/13/21	7,990	8,236
10	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	18,410	18,179
10	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	23,830	23,237
10	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	40,685	39,335
	BB&T Corp.	5.250%	11/1/19	12,000	12,379
	BB&T Corp.	3.950%	3/22/22	4,400	4,471
	BNP Paribas SA	3.250%	3/3/23	6,235	6,181
10	BNP Paribas SA	3.375%	1/9/25	51,970	49,638
14	BPCE SA	3.355%	4/24/20	7,260	5,525
14	BPCE SA	3.500%	4/24/20	13,500	10,277
	BPCE SA	4.000%	4/15/24	5,090	5,102
10	BPCE SA	3.250%	1/11/28	20,000	18,606
	Branch Banking & Trust Co.	2.625%	1/15/22	35,175	34,307
	Branch Banking & Trust Co.	3.625%	9/16/25	22,495	22,120
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	2,415	2,350
	Capital One Financial Corp.	2.450%	4/24/19	2,450	2,443
	Capital One Financial Corp.	3.050%	3/9/22	12,715	12,425

	Capital One Financial Corp.	3.750%	7/28/26	11,418	10,684
	Citigroup Inc.	3.375%	3/1/23	16,000	15,789
	Citigroup Inc.	3.200%	10/21/26	44,200	41,168
10	Commonwealth Bank of Australia	5.000%	10/15/19	2,702	2,775
	Commonwealth Bank of Australia	2.300%	3/12/20	3,000	2,955
10	Commonwealth Bank of Australia	5.000%	3/19/20	11,560	11,950
	Commonwealth Bank of Australia	2.400%	11/2/20	7,120	6,978
10	Commonwealth Bank of Australia	2.000%	9/6/21	6,480	6,220
10	Commonwealth Bank of Australia	2.750%	3/10/22	10,890	10,623
10	Commonwealth Bank of Australia	2.500%	9/18/22	26,115	25,059
10	Commonwealth Bank of Australia	3.450%	3/16/23	10,611	10,538
14	Commonwealth Bank of Australia	3.720%	11/5/24	7,200	5,502
10	Commonwealth Bank of Australia	3.150%	9/19/27	36,935	34,638
	Cooperatieve Rabobank UA	2.500%	1/19/21	21,455	21,054
	Cooperatieve Rabobank UA	3.875%	2/8/22	7,757	7,885
	Cooperatieve Rabobank UA	2.750%	1/10/23	58,590	56,669
	Cooperatieve Rabobank UA	4.625%	12/1/23	95,134	97,343
	Cooperatieve Rabobank UA	3.375%	5/21/25	10,000	9,746
14	Cooperatieve Rabobank UA	4.535%	7/2/25	3,500	2,698
	Cooperatieve Rabobank UA	4.375%	8/4/25	63,075	62,667
4,10	Credit Agricole SA	4.000%	1/10/33	22,555	21,120
	Credit Suisse AG	2.300%	5/28/19	9,820	9,778
	Credit Suisse AG	3.000%	10/29/21	23,000	22,742
	Credit Suisse AG	3.625%	9/9/24	45,000	44,372
4,10	Credit Suisse Group AG	3.869%	1/12/29	35,000	33,174
	Discover Bank	7.000%	4/15/20	3,665	3,898
	Fifth Third Bank	2.875%	10/1/21	12,105	11,931
	First Republic Bank	2.375%	6/17/19	11,791	11,702
	First Republic Bank	2.500%	6/6/22	39,370	37,728
	Goldman Sachs Group Inc.	2.300%	12/13/19	58,075	57,398
	Goldman Sachs Group Inc.	2.750%	9/15/20	15,522	15,364
	Goldman Sachs Group Inc.	2.600%	12/27/20	23,970	23,610
	Goldman Sachs Group Inc.	2.875%	2/25/21	15,632	15,438
	Goldman Sachs Group Inc.	2.625%	4/25/21	21,894	21,416
	Goldman Sachs Group Inc.	5.750%	1/24/22	52,535	56,545
	Goldman Sachs Group Inc.	3.000%	4/26/22	36,960	36,149
4	Goldman Sachs Group Inc.	2.876%	10/31/22	41,745	40,622
4	Goldman Sachs Group Inc.	2.908%	6/5/23	34,180	33,066
4	Goldman Sachs Group Inc.	2.905%	7/24/23	29,410	28,385
	Goldman Sachs Group Inc.	3.850%	7/8/24	25,937	25,768
	Goldman Sachs Group Inc.	3.750%	5/22/25	95,297	92,674
4	Goldman Sachs Group Inc.	3.272%	9/29/25	92,815	88,297
4	Goldman Sachs Group Inc.	3.691%	6/5/28	26,930	25,571
4	Goldman Sachs Group Inc.	3.814%	4/23/29	30,130	28,782
4	Goldman Sachs Group Inc.	4.223%	5/1/29	59,485	58,501
4	Goldman Sachs Group Inc.	4.411%	4/23/39	24,820	24,075
	HSBC Bank USA NA	4.875%	8/24/20	24,478	25,226
	HSBC Holdings plc	4.000%	3/30/22	25,000	25,458
4	HSBC Holdings plc	3.262%	3/13/23	68,390	67,333
	HSBC Holdings plc	3.600%	5/25/23	42,490	42,404
4	HSBC Holdings plc	3.033%	11/22/23	24,260	23,583
	HSBC Holdings plc	4.250%	3/14/24	17,500	17,451
	HSBC Holdings plc	4.250%	8/18/25	4,700	4,651
	HSBC Holdings plc	4.300%	3/8/26	4,200	4,262
	HSBC Holdings plc	3.900%	5/25/26	24,665	24,330
	HSBC Holdings plc	4.375%	11/23/26	9,010	8,918
4	HSBC Holdings plc	4.041%	3/13/28	123,759	121,211
	HSBC Holdings plc	6.000%	11/22/65	13,930	13,749

	HSBC Holdings plc	6.250%	9/23/66	26,780	27,201
	HSBC Holdings plc	6.500%	9/23/66	29,005	29,469
	Huntington Bancshares Inc.	4.350%	2/4/23	9,000	9,098
	Huntington National Bank	2.400%	4/1/20	7,000	6,904
	Huntington National Bank	2.500%	8/7/22	28,610	27,448
	ICICI Bank Ltd.	4.000%	3/18/26	3,500	3,329
10	ICICI Bank Ltd.	3.800%	12/14/27	6,000	5,555
	ING Groep NV	3.950%	3/29/27	10,000	9,809
10	Intesa Sanpaolo SPA	3.875%	7/14/27	28,550	26,786
10	Intesa Sanpaolo SPA	3.875%	1/12/28	56,095	52,441
	JPMorgan Chase & Co.	2.550%	10/29/20	61,384	60,488
	JPMorgan Chase & Co.	2.550%	3/1/21	17,560	17,224
	JPMorgan Chase & Co.	4.500%	1/24/22	18,655	19,344
	JPMorgan Chase & Co.	3.250%	9/23/22	23,500	23,249
	JPMorgan Chase & Co.	2.972%	1/15/23	37,062	36,092
4	JPMorgan Chase & Co.	2.776%	4/25/23	14,560	14,127
	JPMorgan Chase & Co.	2.700%	5/18/23	26,538	25,404
4	JPMorgan Chase & Co.	3.559%	4/23/24	41,175	40,961
	JPMorgan Chase & Co.	3.625%	5/13/24	24,485	24,302
	JPMorgan Chase & Co.	3.125%	1/23/25	17,320	16,483
4	JPMorgan Chase & Co.	3.220%	3/1/25	55,931	53,903
	JPMorgan Chase & Co.	3.300%	4/1/26	3,910	3,716
	JPMorgan Chase & Co.	3.200%	6/15/26	23,561	22,219
4	JPMorgan Chase & Co.	3.782%	2/1/28	45,130	43,857
4	JPMorgan Chase & Co.	3.540%	5/1/28	27,820	26,457
4	JPMorgan Chase & Co.	4.005%	4/23/29	56,735	55,617
4	JPMorgan Chase & Co.	3.882%	7/24/38	15,640	14,598
	KeyBank NA	3.300%	6/1/25	20,000	19,385
4	Lloyds Banking Group plc	2.907%	11/7/23	35,695	34,321
	Lloyds Banking Group plc	4.375%	3/22/28	15,000	14,887
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	5,758	5,746
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	6,740	6,502
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	10,730	10,299
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	59,343	58,684
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	32,705	31,403
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	8,925	8,775
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	32,975	31,845
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,975	8,457
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	63,095	62,706
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,315	1,305
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	68,370	66,994
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	44,450	44,382
10	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	18,585	18,423
10	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	29,055	28,580
	Mizuho Financial Group Inc.	4.018%	3/5/28	41,880	42,009
	Morgan Stanley	7.300%	5/13/19	5,000	5,224
	Morgan Stanley	5.625%	9/23/19	20,500	21,223
	Morgan Stanley	5.500%	7/24/20	12,000	12,592
	Morgan Stanley	5.750%	1/25/21	24,000	25,507
	Morgan Stanley	2.500%	4/21/21	2,449	2,390
	Morgan Stanley	5.500%	7/28/21	26,800	28,483
	Morgan Stanley	2.625%	11/17/21	56,720	55,221
	Morgan Stanley	2.750%	5/19/22	44,275	42,911
	Morgan Stanley	3.125%	1/23/23	30,590	29,879
	Morgan Stanley	3.875%	4/29/24	21,900	21,889
12	Morgan Stanley	3.011%	5/8/24	14,865	15,135
	Morgan Stanley	3.700%	10/23/24	15,525	15,301
	Morgan Stanley	4.000%	7/23/25	30,681	30,529

	Morgan Stanley	3.875%	1/27/26	48,504	47,597
	Morgan Stanley	3.625%	1/20/27	50,495	48,644
4	Morgan Stanley	3.591%	7/22/28	33,596	31,897
4	Morgan Stanley	3.772%	1/24/29	14,914	14,316
4	Morgan Stanley	3.971%	7/22/38	9,500	8,906
	MUFG Americas Holdings Corp.	2.250%	2/10/20	3,400	3,347
	MUFG Americas Holdings Corp.	3.500%	6/18/22	21,891	21,820
	MUFG Americas Holdings Corp.	3.000%	2/10/25	12,000	11,459
10	MUFG Bank Ltd.	2.300%	3/5/20	11,110	10,929
10	MUFG Bank Ltd.	2.750%	9/14/20	31,431	31,036
	National Australia Bank Ltd.	2.500%	5/22/22	8,950	8,620
	National Australia Bank Ltd.	3.000%	1/20/23	14,320	13,990
4,10	Nationwide Building Society	4.302%	3/8/29	30,000	29,438
15	NIBC Bank NV	6.000%	12/31/49	9,500	11,733
10	Nordea Bank AB	2.500%	9/17/20	4,715	4,645
	Northern Trust Co.	6.500%	8/15/18	4,000	4,045
	Northern Trust Corp.	3.375%	8/23/21	8,536	8,611
	PNC Bank NA	2.600%	7/21/20	15,120	14,954
	PNC Bank NA	2.150%	4/29/21	268	260
	PNC Bank NA	2.550%	12/9/21	9,040	8,804
	PNC Bank NA	2.625%	2/17/22	2,980	2,899
	PNC Bank NA	2.700%	11/1/22	41,080	39,501
	PNC Bank NA	3.800%	7/25/23	15,750	15,827
	PNC Bank NA	3.300%	10/30/24	19,634	19,218
	PNC Bank NA	2.950%	2/23/25	16,680	15,875
	PNC Bank NA	3.250%	6/1/25	61,052	59,080
	PNC Financial Services Group Inc.	2.854%	11/9/22	12,493	12,141
	PNC Financial Services Group Inc.	3.900%	4/29/24	6,525	6,537
	PNC Funding Corp.	6.700%	6/10/19	12,000	12,493
	PNC Funding Corp.	5.125%	2/8/20	21,243	22,015
	PNC Funding Corp.	4.375%	8/11/20	23,000	23,575
	Regions Bank	7.500%	5/15/18	1,732	1,735
	Regions Financial Corp.	2.750%	8/14/22	4,170	4,020
	Royal Bank of Canada	2.350%	10/30/20	11,539	11,320
	Royal Bank of Scotland Group plc	3.875%	9/12/23	1,000	983
	Santander Holdings USA Inc.	3.700%	3/28/22	24,870	24,634
	Santander Holdings USA Inc.	3.400%	1/18/23	24,325	23,566
	Santander Holdings USA Inc.	4.400%	7/13/27	30,658	29,999
10	Santander UK Group Holdings plc	4.750%	9/15/25	17,061	17,019
	Santander UK plc	2.500%	3/14/19	8,926	8,907
	Santander UK plc	4.000%	3/13/24	6,560	6,620
	Skandinaviska Enskilda Banken AB	5.750%	12/31/49	9,210	9,298
	State Street Corp.	3.100%	5/15/23	15,025	14,767
	State Street Corp.	3.700%	11/20/23	32,620	33,104
	State Street Corp.	3.300%	12/16/24	19,435	19,100
	State Street Corp.	3.550%	8/18/25	31,058	30,841
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	3,000	2,961
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	5,000	4,892
14	Sumitomo Mitsui Financial Group Inc.	3.300%	3/29/22	4,599	3,474
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	50,685	49,137
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	24,000	23,180
	SunTrust Bank	2.450%	8/1/22	24,950	23,920
	SunTrust Banks Inc.	2.900%	3/3/21	3,188	3,153
	Svenska Handelsbanken AB	2.450%	3/30/21	22,515	21,985
	Svenska Handelsbanken AB	1.875%	9/7/21	1,895	1,808
10	Swedbank AB	2.800%	3/14/22	16,390	16,051
	Synchrony Bank	3.000%	6/15/22	27,245	26,205
	Synchrony Financial	4.250%	8/15/24	8,540	8,400

	Synchrony Financial	4.500%	7/23/25	38,184	37,623
	Synchrony Financial	3.950%	12/1/27	57,650	53,461
10	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	4,805	4,734
10	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	30,671	29,580
4,10	UBS Group Funding Switzerland AG	2.859%	8/15/23	77,400	74,151
10	UBS Group Funding Switzerland AG	4.125%	4/15/26	16,065	15,899
4	United Overseas Bank Ltd.	3.750%	9/19/24	5,000	5,002
4	United Overseas Bank Ltd.	2.880%	3/8/27	3,000	2,868
	US Bancorp	2.350%	1/29/21	4,250	4,172
	US Bancorp	4.125%	5/24/21	19,555	20,040
	US Bancorp	3.000%	3/15/22	23,724	23,402
	US Bancorp	2.950%	7/15/22	35,200	34,470
	US Bancorp	3.700%	1/30/24	41,765	42,077
	US Bancorp	3.600%	9/11/24	14,800	14,647
	US Bank NA	2.800%	1/27/25	14,400	13,625
11,16	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.500%	1/15/13	6,147	1
11,16	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.650%	8/15/14	7,500	1
11,16	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.125%	1/15/15	9,000	1
	Wells Fargo & Co.	2.600%	7/22/20	8,915	8,821
	Wells Fargo & Co.	4.600%	4/1/21	7,673	7,941
	Wells Fargo & Co.	2.100%	7/26/21	32,370	31,088
	Wells Fargo & Co.	2.625%	7/22/22	45,900	44,083
	Wells Fargo & Co.	3.450%	2/13/23	36,700	35,947
	Wells Fargo & Co.	4.125%	8/15/23	13,100	13,149
	Wells Fargo & Co.	3.300%	9/9/24	29,199	28,134
	Wells Fargo & Co.	3.000%	2/19/25	50,700	47,593
	Wells Fargo & Co.	3.550%	9/29/25	17,459	16,851
	Wells Fargo & Co.	3.000%	4/22/26	1,676	1,546
	Westpac Banking Corp.	4.875%	11/19/19	10,795	11,093
	Westpac Banking Corp.	2.600%	11/23/20	2,035	2,007
	Westpac Banking Corp.	2.100%	5/13/21	14,030	13,559
	Westpac Banking Corp.	2.000%	8/19/21	23,105	22,192
	Westpac Banking Corp.	2.750%	1/11/23	50,195	48,548
	Westpac Banking Corp.	3.350%	3/8/27	48,060	46,029
4	Westpac Banking Corp.	4.322%	11/23/31	47,504	46,508

	Brokerage (1.3%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	10,340	10,448
	Ameriprise Financial Inc.	4.000%	10/15/23	10,819	11,078
	Ameriprise Financial Inc.	3.700%	10/15/24	15,000	14,966
10	Apollo Management Holdings LP	5.000%	3/15/48	20,550	20,522
	BlackRock Inc.	4.250%	5/24/21	4,250	4,377
	BlackRock Inc.	3.375%	6/1/22	12,000	12,000
	BlackRock Inc.	3.200%	3/15/27	25,455	24,445
	Brookfield Finance Inc.	3.900%	1/25/28	18,370	17,467
	Charles Schwab Corp.	4.450%	7/22/20	6,500	6,699
	Charles Schwab Corp.	3.225%	9/1/22	11,150	11,065
	Charles Schwab Corp.	2.650%	1/25/23	9,620	9,309
	Franklin Resources Inc.	4.625%	5/20/20	7,550	7,786
	Franklin Resources Inc.	2.800%	9/15/22	11,000	10,645
	Intercontinental Exchange Inc.	4.000%	10/15/23	34,330	35,014
	Invesco Finance plc	3.125%	11/30/22	30,485	30,012
	Invesco Finance plc	4.000%	1/30/24	21,300	21,683
	Invesco Finance plc	3.750%	1/15/26	6,673	6,607

	Jefferies Group LLC / Jefferies Group
	Capital Finance Inc.	4.150%	1/23/30	90,540	82,943
	Legg Mason Inc.	3.950%	7/15/24	5,000	4,947
11,16	Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2
	Stifel Financial Corp.	3.500%	12/1/20	4,035	4,026
	Stifel Financial Corp.	4.250%	7/18/24	11,830	11,738
	TD Ameritrade Holding Corp.	2.950%	4/1/22	16,715	16,427
	TD Ameritrade Holding Corp.	3.625%	4/1/25	11,400	11,344

	Finance Companies (0.5%)
	GE Capital International Funding Co.
	Unlimited Co.	2.342%	11/15/20	18,503	18,063
	GE Capital International Funding Co.
	Unlimited Co.	3.373%	11/15/25	101,896	97,202
	GE Capital International Funding Co.
	Unlimited Co.	4.418%	11/15/35	11,100	10,545

	Insurance (4.8%)
	Aetna Inc.	2.750%	11/15/22	19,260	18,546
	Aetna Inc.	2.800%	6/15/23	35,010	33,232
	Aetna Inc.	3.500%	11/15/24	10,000	9,698
	Aflac Inc.	4.000%	2/15/22	2,000	2,043
	Aflac Inc.	3.625%	6/15/23	6,000	6,039
	Aflac Inc.	3.625%	11/15/24	5,000	4,970
10	AIA Group Ltd.	3.200%	3/11/25	40,589	38,779
10	AIG Global Funding	2.700%	12/15/21	3,910	3,813
4	Allstate Corp.	5.750%	8/15/53	5,000	5,188
	American International Group Inc.	3.750%	7/10/25	14,650	14,250
	Anthem Inc.	3.650%	12/1/27	25,000	23,754
	Assurant Inc.	4.200%	9/27/23	10,000	9,951
	Assurant Inc.	4.900%	3/27/28	11,000	11,077
10	AXA Equitable Holdings Inc.	4.350%	4/20/28	71,300	69,446
10	AXA Equitable Holdings Inc.	5.000%	4/20/48	37,500	35,677
	AXIS Specialty Finance LLC	5.875%	6/1/20	4,600	4,807
	AXIS Specialty Finance plc	4.000%	12/6/27	12,275	11,663
	Berkshire Hathaway Inc.	2.750%	3/15/23	79,963	77,809
	Berkshire Hathaway Inc.	3.125%	3/15/26	40,981	39,331
	Brighthouse Financial Inc.	3.700%	6/22/27	22,860	20,576
	Chubb INA Holdings Inc.	2.875%	11/3/22	10,205	9,990
	Chubb INA Holdings Inc.	2.700%	3/13/23	20,325	19,644
	Chubb INA Holdings Inc.	3.350%	5/15/24	39,741	39,186
	Chubb INA Holdings Inc.	3.150%	3/15/25	18,312	17,717
15	Chubb INA Holdings Inc.	2.500%	3/15/38	30,390	37,288
	Coventry Health Care Inc.	5.450%	6/15/21	8,500	8,956
	Enstar Group Ltd.	4.500%	3/10/22	13,520	13,469
10	Five Corners Funding Trust	4.419%	11/15/23	27,362	28,195
10	High Street Funding Trust I	4.111%	2/15/28	8,800	8,759
10	High Street Funding Trust II	4.682%	2/15/48	14,270	14,374
	Humana Inc.	3.950%	3/15/27	7,300	7,198
10	Jackson National Life Global Funding	4.700%	6/1/18	2,500	2,504
	Loews Corp.	2.625%	5/15/23	8,000	7,632
	Manulife Financial Corp.	4.900%	9/17/20	24,150	24,966
	Manulife Financial Corp.	4.150%	3/4/26	17,855	17,926
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	5,275	5,189
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,850	5,045
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	5,425	5,277
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,345	8,214
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	10,087	10,243

	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	42,110	41,277
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	34,351	33,531
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	6,580	6,505
10	MassMutual Global Funding II	2.500%	10/17/22	10,500	10,077
10	MassMutual Global Funding II	2.750%	6/22/24	30,285	28,847
	MetLife Inc.	5.250%	12/29/49	2,635	2,693
10	Metropolitan Life Global Funding I	3.000%	1/10/23	22,728	22,169
10	Metropolitan Life Global Funding I	3.450%	12/18/26	23,455	22,655
10	Metropolitan Life Global Funding I	3.000%	9/19/27	35,965	33,390
10	New York Life Global Funding	1.950%	2/11/20	1,595	1,567
10	New York Life Global Funding	2.900%	1/17/24	4,800	4,640
10	New York Life Global Funding	3.000%	1/10/28	44,860	42,183
	PartnerRe Finance B LLC	5.500%	6/1/20	16,550	17,169
10	Pricoa Global Funding I	2.200%	6/3/21	1,950	1,887
10	Pricoa Global Funding I	2.450%	9/21/22	7,880	7,557
4	Principal Financial Group Inc.	4.700%	5/15/55	1,500	1,508
10	Principal Life Global Funding II	2.200%	4/8/20	10,650	10,477
	Progressive Corp.	2.450%	1/15/27	12,700	11,475
	Progressive Corp.	4.200%	3/15/48	8,750	8,696
	Prudential Financial Inc.	4.500%	11/16/21	4,025	4,178
4	Prudential Financial Inc.	5.875%	9/15/42	6,000	6,354
4	Prudential Financial Inc.	5.625%	6/15/43	7,875	8,269
4	Prudential Financial Inc.	5.200%	3/15/44	2,500	2,522
4	Prudential Financial Inc.	5.375%	5/15/45	7,150	7,231
	Reinsurance Group of America Inc.	5.000%	6/1/21	5,000	5,194
	Reinsurance Group of America Inc.	3.950%	9/15/26	24,825	24,271
10	Reliance Standard Life Global Funding II	2.500%	1/15/20	19,115	18,874
10	Reliance Standard Life Global Funding II	2.375%	5/4/20	6,785	6,657
10	Reliance Standard Life Global Funding II	3.050%	1/20/21	3,320	3,291
10	Securian Financial Group Inc.	4.800%	4/15/48	46,421	46,153
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	11,557
10	Swiss Re Treasury US Corp.	2.875%	12/6/22	7,640	7,409
10	Nuveen Finance LLC	4.125%	11/1/24	34,863	34,854
	UnitedHealth Group Inc.	2.700%	7/15/20	2,902	2,888
	UnitedHealth Group Inc.	4.700%	2/15/21	13,000	13,507
	UnitedHealth Group Inc.	2.750%	2/15/23	12,000	11,651
	UnitedHealth Group Inc.	2.875%	3/15/23	9,000	8,780
	UnitedHealth Group Inc.	3.750%	7/15/25	51,692	51,633
	UnitedHealth Group Inc.	3.450%	1/15/27	22,000	21,389
	UnitedHealth Group Inc.	3.375%	4/15/27	6,580	6,365
	UnitedHealth Group Inc.	2.950%	10/15/27	45,000	41,988
	Voya Financial Inc.	5.700%	7/15/43	3,758	4,187

	Other Finance (0.0%)
10	Mitsui Fudosan Co. Ltd.	2.950%	1/23/23	4,445	4,345

	Real Estate Investment Trusts (3.1%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	20,715	19,710
	AvalonBay Communities Inc.	2.850%	3/15/23	12,400	11,986
	AvalonBay Communities Inc.	2.950%	5/11/26	20,000	18,610
	AvalonBay Communities Inc.	3.350%	5/15/27	12,040	11,505
	AvalonBay Communities Inc.	3.200%	1/15/28	17,750	16,604
	Brandywine Operating Partnership LP	3.950%	2/15/23	6,910	6,897
	Brandywine Operating Partnership LP	4.100%	10/1/24	20,570	20,223
	Brandywine Operating Partnership LP	3.950%	11/15/27	18,385	17,499
	Brandywine Operating Partnership LP	4.550%	10/1/29	17,567	17,094
	Brixmor Operating Partnership LP	3.650%	6/15/24	12,170	11,733
	Brixmor Operating Partnership LP	3.850%	2/1/25	9,855	9,553

	Brixmor Operating Partnership LP	4.125%	6/15/26	23,535	22,785
	Brixmor Operating Partnership LP	3.900%	3/15/27	20,221	19,101
	Camden Property Trust	4.625%	6/15/21	630	651
	Camden Property Trust	4.875%	6/15/23	960	1,006
	Camden Property Trust	4.250%	1/15/24	3,860	3,949
	Camden Property Trust	3.500%	9/15/24	1,105	1,082
	Columbia Property Trust Operating
	Partnership LP	4.150%	4/1/25	7,985	7,788
	Columbia Property Trust Operating
	Partnership LP	3.650%	8/15/26	9,787	9,082
	DDR Corp.	3.625%	2/1/25	1,372	1,301
	DDR Corp.	4.250%	2/1/26	11,670	11,369
	Digital Realty Trust LP	3.400%	10/1/20	2,247	2,252
	Digital Realty Trust LP	5.250%	3/15/21	12,225	12,789
	Digital Realty Trust LP	3.950%	7/1/22	9,362	9,435
	Digital Realty Trust LP	4.750%	10/1/25	5,645	5,801
	Digital Realty Trust LP	3.700%	8/15/27	28,700	27,287
	ERP Operating LP	3.375%	6/1/25	21,000	20,463
	Federal Realty Investment Trust	2.550%	1/15/21	5,417	5,309
	Federal Realty Investment Trust	3.000%	8/1/22	22,448	21,918
	Federal Realty Investment Trust	2.750%	6/1/23	3,000	2,851
	Federal Realty Investment Trust	3.950%	1/15/24	8,269	8,343
	Federal Realty Investment Trust	3.250%	7/15/27	3,665	3,434
10	Goodman Australia Industrial Fund	3.400%	9/30/26	12,090	11,280
10	Goodman US Finance Three LLC	3.700%	3/15/28	14,555	13,735
	HCP Inc.	2.625%	2/1/20	7,000	6,913
	HCP Inc.	4.250%	11/15/23	5,400	5,449
	HCP Inc.	4.200%	3/1/24	8,055	8,037
	HCP Inc.	3.400%	2/1/25	5,605	5,306
	HCP Inc.	4.000%	6/1/25	8,710	8,531
	Healthcare Realty Trust Inc.	3.625%	1/15/28	14,170	13,203
	Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,705	4,682
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	14,912	14,704
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	4,700	4,401
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	19,455	18,367
	Highwoods Realty LP	3.200%	6/15/21	6,000	5,917
	Highwoods Realty LP	3.875%	3/1/27	19,500	18,634
	Highwoods Realty LP	4.125%	3/15/28	37,255	36,383
	Kilroy Realty LP	4.375%	10/1/25	5,160	5,155
	Liberty Property LP	4.400%	2/15/24	9,900	10,116
	Liberty Property LP	3.750%	4/1/25	1,340	1,310
	Mid-America Apartments LP	4.300%	10/15/23	2,135	2,178
	Mid-America Apartments LP	4.000%	11/15/25	7,620	7,508
	National Retail Properties Inc.	4.000%	11/15/25	2,100	2,053
	Omega Healthcare Investors Inc.	4.950%	4/1/24	9,000	9,056
	Physicians Realty LP	3.950%	1/15/28	68,325	63,606
	Realty Income Corp.	4.650%	8/1/23	6,000	6,205
	Realty Income Corp.	3.875%	4/15/25	8,945	8,792
	Realty Income Corp.	4.125%	10/15/26	10,500	10,371
	Realty Income Corp.	3.650%	1/15/28	27,275	25,942
10	Scentre Group Trust 1 / Scentre Group
	Trust 2	3.750%	3/23/27	13,925	13,490
	Simon Property Group LP	4.375%	3/1/21	28,394	29,209
	Simon Property Group LP	4.125%	12/1/21	20,822	21,324
	Simon Property Group LP	3.375%	3/15/22	4,328	4,313
	Simon Property Group LP	2.750%	2/1/23	5,500	5,311
	Simon Property Group LP	3.750%	2/1/24	28,466	28,430
	Simon Property Group LP	3.375%	10/1/24	4,000	3,892

	Simon Property Group LP	3.500%	9/1/25	12,997	12,660
	Simon Property Group LP	3.250%	11/30/26	24,545	23,271
	Simon Property Group LP	3.375%	12/1/27	23,145	21,880
	Ventas Realty LP	3.500%	2/1/25	1,590	1,528
	VEREIT Operating Partnership LP	3.950%	8/15/27	48,600	44,982
	Welltower Inc.	3.750%	3/15/23	13,439	13,413
					8,774,278
Industrial (30.4%)
	Basic Industry (0.6%)
10	Air Liquide Finance SA	1.750%	9/27/21	27,700	26,349
10	Air Liquide Finance SA	2.250%	9/27/23	29,243	27,356
10	Air Liquide Finance SA	2.500%	9/27/26	6,900	6,279
	Airgas Inc.	3.650%	7/15/24	3,500	3,497
10	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	5,200	5,241
10	Chevron Phillips Chemical Co. LLC /
	Chevron Phillips Chemical Co. LP	3.400%	12/1/26	6,460	6,277
10	Chevron Phillips Chemical Co. LLC /
	Chevron Phillips Chemical Co. LP	3.700%	6/1/28	39,735	39,276
10	Eagle Intermediate Global Holding BV/Ruyi
	US Finance LLC	7.500%	5/1/25	6,750	6,919
14	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	2,500	1,921
	Praxair Inc.	2.450%	2/15/22	19,942	19,375
	Praxair Inc.	2.650%	2/5/25	2,865	2,708
	Vale Overseas Ltd.	4.375%	1/11/22	1,486	1,504
10	WestRock Co.	3.000%	9/15/24	10,000	9,426
	WestRock RKT Co.	4.900%	3/1/22	1,250	1,305
	WestRock RKT Co.	4.000%	3/1/23	13,660	13,819

	Capital Goods (2.6%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	10,455
10	BBA US Holdings Inc.	5.375%	5/1/26	5,190	5,190
10	Berry Global Inc.	4.500%	2/15/26	6,225	5,945
	Caterpillar Financial Services Corp.	2.750%	8/20/21	11,885	11,725
	Caterpillar Financial Services Corp.	2.850%	6/1/22	26,600	26,112
	Caterpillar Financial Services Corp.	2.400%	6/6/22	33,820	32,645
	Caterpillar Financial Services Corp.	2.625%	3/1/23	14,845	14,238
	Caterpillar Financial Services Corp.	3.750%	11/24/23	27,995	28,326
	Caterpillar Financial Services Corp.	3.300%	6/9/24	305	299
	Caterpillar Financial Services Corp.	3.250%	12/1/24	8,655	8,469
	Caterpillar Inc.	2.600%	6/26/22	15,285	14,888
	CNH Industrial NV	4.500%	8/15/23	29,691	30,174
	CNH Industrial NV	3.850%	11/15/27	15,320	14,631
	Eagle Materials Inc.	4.500%	8/1/26	55,305	56,480
	Embraer Netherlands Finance BV	5.400%	2/1/27	15,000	16,012
	Embraer SA	5.150%	6/15/22	5,000	5,208
	General Dynamics Corp.	2.625%	11/15/27	32,875	30,058
	General Electric Co.	3.150%	9/7/22	50,480	49,624
	General Electric Co.	3.100%	1/9/23	15,344	15,000
	General Electric Co.	3.375%	3/11/24	17,629	17,166
	General Electric Co.	6.750%	3/15/32	94,614	115,850
15	General Electric Co.	2.125%	5/17/37	48,323	54,429
	General Electric Co.	4.500%	3/11/44	47,285	45,219
	Illinois Tool Works Inc.	3.500%	3/1/24	8,712	8,760
	John Deere Capital Corp.	2.750%	3/15/22	33,350	32,695
	Parker-Hannifin Corp.	3.300%	11/21/24	11,899	11,758
	Parker-Hannifin Corp.	3.250%	3/1/27	5,946	5,724
	Roper Technologies Inc.	3.850%	12/15/25	5,380	5,289

	Roper Technologies Inc.	3.800%	12/15/26	9,260	9,054
10	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	14,395	14,163
	Spirit AeroSystems Inc.	3.850%	6/15/26	29,825	28,899
	United Rentals North America Inc.	4.625%	7/15/23	20,825	20,981
	United Rentals North America Inc.	5.875%	9/15/26	3,115	3,247
	United Rentals North America Inc.	5.500%	5/15/27	4,830	4,806

	Communication (3.8%)
	Activision Blizzard Inc.	2.600%	6/15/22	5,000	4,826
	Activision Blizzard Inc.	3.400%	9/15/26	5,270	5,022
	AMC Networks Inc.	4.750%	8/1/25	3,920	3,724
	America Movil SAB de CV	5.000%	10/16/19	12,000	12,314
	America Movil SAB de CV	5.000%	3/30/20	15,000	15,455
	America Movil SAB de CV	3.125%	7/16/22	12,350	12,092
	AT&T Inc.	5.000%	3/1/21	10,637	11,109
	AT&T Inc.	3.000%	6/30/22	10,770	10,504
	AT&T Inc.	3.400%	8/14/24	33,680	34,059
	CBS Corp.	3.700%	8/15/24	20,898	20,547
	CBS Corp.	4.000%	1/15/26	10,000	9,805
	CBS Corp.	2.900%	1/15/27	7,000	6,215
10	Cequel Communications Holdings I LLC /
	Cequel Capital Corp.	7.500%	4/1/28	14,300	14,479
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.464%	7/23/22	116,387	118,172
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.908%	7/23/25	73,472	74,622
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	9,966	12,476
	Comcast Corp.	3.000%	2/1/24	38,307	36,998
	Comcast Corp.	3.600%	3/1/24	38,565	38,404
	Comcast Corp.	3.375%	2/15/25	36,000	34,966
	Comcast Corp.	3.375%	8/15/25	83,478	81,083
	Comcast Corp.	3.150%	3/1/26	51,000	48,473
	Comcast Corp.	2.350%	1/15/27	29,400	25,945
	Comcast Corp.	3.150%	2/15/28	9,600	8,944
	Crown Castle International Corp.	2.250%	9/1/21	7,100	6,816
	Crown Castle International Corp.	4.450%	2/15/26	58,959	58,881
	Crown Castle International Corp.	3.700%	6/15/26	22,177	21,069
	Discovery Communications LLC	3.800%	3/13/24	34,362	33,724
10	Discovery Communications LLC	3.900%	11/15/24	9,750	9,615
	Discovery Communications LLC	3.450%	3/15/25	7,250	6,908
	Discovery Communications LLC	4.900%	3/11/26	22,200	22,753
	Electronic Arts Inc.	4.800%	3/1/26	20,000	21,039
	NBCUniversal Media LLC	4.375%	4/1/21	12,110	12,532
	NBCUniversal Media LLC	2.875%	1/15/23	46,957	45,685
	Qwest Corp.	6.750%	12/1/21	21,248	22,911
	Qwest Corp.	7.250%	9/15/25	9,354	10,013
	T-Mobile USA Inc.	4.500%	2/1/26	1,600	1,540
	T-Mobile USA Inc.	4.750%	2/1/28	10,950	10,539
	Thomson Reuters Corp.	4.300%	11/23/23	6,000	6,085
	Thomson Reuters Corp.	3.350%	5/15/26	12,000	11,147
	Time Warner Cable LLC	8.250%	4/1/19	4,500	4,713
	Time Warner Entertainment Co. LP	8.375%	3/15/23	9,000	10,594
	Time Warner Inc.	4.875%	3/15/20	6,930	7,147
	Verizon Communications Inc.	3.000%	11/1/21	2,325	2,302
	Verizon Communications Inc.	3.500%	11/1/21	5,971	6,015

	Verizon Communications Inc.	2.946%	3/15/22	29,417	28,890
	Verizon Communications Inc.	3.125%	3/16/22	88,640	87,558
	Verizon Communications Inc.	5.150%	9/15/23	7,925	8,514
	Verizon Communications Inc.	3.500%	11/1/24	3,400	3,337
	Verizon Communications Inc.	2.625%	8/15/26	10,000	8,979

	Consumer Cyclical (3.6%)
10	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	4,845	4,627
10	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	26,850	25,910
10	Alimentation Couche-Tard Inc.	3.550%	7/26/27	19,450	18,334
10	Amazon.com Inc.	3.150%	8/22/27	35,000	33,550
	American Honda Finance Corp.	1.650%	7/12/21	11,165	10,658
	American Honda Finance Corp.	2.900%	2/16/24	7,500	7,260
	AutoZone Inc.	3.125%	4/21/26	13,622	12,639
	AutoZone Inc.	3.750%	6/1/27	10,000	9,627
10	BMW US Capital LLC	3.450%	4/12/23	40,000	39,675
10	BMW US Capital LLC	3.750%	4/12/28	20,000	19,713
10	Churchill Downs Inc.	4.750%	1/15/28	8,150	7,702
	Costco Wholesale Corp.	2.750%	5/18/24	16,620	16,022
	Costco Wholesale Corp.	3.000%	5/18/27	20,775	19,744
	Cummins Inc.	3.650%	10/1/23	7,500	7,572
	Dollar Tree Inc.	5.750%	3/1/23	6,000	6,260
14	Ford Motor Credit Co. LLC	3.588%	6/2/20	10,690	8,144
	Ford Motor Credit Co. LLC	3.664%	9/8/24	7,000	6,685
	Ford Motor Credit Co. LLC	4.389%	1/8/26	8,369	8,229
	General Motors Co.	4.875%	10/2/23	11,000	11,332
	General Motors Co.	4.200%	10/1/27	9,720	9,354
	General Motors Financial Co. Inc.	4.375%	9/25/21	20,000	20,424
	General Motors Financial Co. Inc.	3.700%	5/9/23	10,000	9,836
	General Motors Financial Co. Inc.	4.250%	5/15/23	10,000	10,056
	General Motors Financial Co. Inc.	3.950%	4/13/24	14,000	13,735
	General Motors Financial Co. Inc.	3.500%	11/7/24	9,685	9,204
	General Motors Financial Co. Inc.	4.350%	4/9/25	15,750	15,591
	General Motors Financial Co. Inc.	4.300%	7/13/25	14,123	13,917
	General Motors Financial Co. Inc.	5.250%	3/1/26	10,941	11,382
	General Motors Financial Co. Inc.	4.350%	1/17/27	5,000	4,866
	General Motors Financial Co. Inc.	3.850%	1/5/28	10,000	9,330
10	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	3,945	3,869
10	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	15,320	14,658
10	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	12,520	12,241
10	Harley-Davidson Funding Corp.	6.800%	6/15/18	12,380	12,443
	Harley-Davidson Inc.	3.500%	7/28/25	22,000	21,436
10	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	22,700	22,672
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.875%	4/1/27	4,350	4,198
	Home Depot Inc.	2.625%	6/1/22	20,960	20,523
	Home Depot Inc.	2.700%	4/1/23	17,254	16,815
	Home Depot Inc.	3.750%	2/15/24	4,000	4,072
	Home Depot Inc.	3.000%	4/1/26	4,000	3,820
	Home Depot Inc.	2.125%	9/15/26	5,000	4,448
10	Hyundai Capital America	3.100%	4/5/22	9,455	9,194
17	Jaguar Land Rover Automotive plc	5.000%	2/15/22	3,751	5,447
10	Live Nation Entertainment Inc.	5.625%	3/15/26	4,750	4,750
	Lowe's Cos. Inc.	3.750%	4/15/21	21,595	22,010
	Lowe's Cos. Inc.	3.120%	4/15/22	21,949	21,929
	Lowe's Cos. Inc.	3.875%	9/15/23	9,750	9,949
	Lowe's Cos. Inc.	3.125%	9/15/24	3,505	3,409
	Lowe's Cos. Inc.	3.375%	9/15/25	31,130	30,522

	Lowe's Cos. Inc.	2.500%	4/15/26	56,380	51,501
	Lowe's Cos. Inc.	3.100%	5/3/27	23,790	22,619
	Macy's Retail Holdings Inc.	2.875%	2/15/23	7,500	7,004
	Mastercard Inc.	3.375%	4/1/24	16,000	15,979
10	Nissan Motor Acceptance Corp.	2.550%	3/8/21	3,785	3,701
10	Nissan Motor Acceptance Corp.	2.600%	9/28/22	5,310	5,078
10	Performance Food Group Inc.	5.500%	6/1/24	14,580	14,671
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	1,600	1,567
	Starbucks Corp.	2.700%	6/15/22	9,745	9,542
	Starbucks Corp.	2.450%	6/15/26	10,665	9,851
	TJX Cos. Inc.	2.500%	5/15/23	13,400	12,856
	TJX Cos. Inc.	2.250%	9/15/26	32,124	28,626
	Toyota Motor Credit Corp.	4.500%	6/17/20	9,000	9,275
	Toyota Motor Credit Corp.	4.250%	1/11/21	5,155	5,306
	Toyota Motor Credit Corp.	2.750%	5/17/21	8,625	8,537
	Toyota Motor Credit Corp.	3.400%	9/15/21	24,460	24,627
	Toyota Motor Credit Corp.	3.300%	1/12/22	7,375	7,384
	Visa Inc.	3.150%	12/14/25	98,722	96,184
10	Volkswagen Group of America Finance
	LLC	1.650%	5/22/18	1,335	1,334
	Walmart Inc.	2.350%	12/15/22	4,160	4,033
	Walmart Inc.	2.550%	4/11/23	47,421	45,972
	Walmart Inc.	2.650%	12/15/24	17,930	17,175

	Consumer Noncyclical (6.1%)
	AbbVie Inc.	3.600%	5/14/25	45,075	43,684
	Altria Group Inc.	9.250%	8/6/19	8,014	8,643
	AmerisourceBergen Corp.	3.400%	5/15/24	17,000	16,579
	AmerisourceBergen Corp.	3.450%	12/15/27	23,125	21,590
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	10,000	9,881
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	19,347	18,623
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	95,460	94,653
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	14,863	14,890
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	160,090	156,493
15	Anheuser-Busch InBev SA/NV	3.250%	1/24/33	600	841
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,514	9,002
	Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	12,286	12,761
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	19,381	18,715
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	41,900	41,696
10	Aramark Services Inc.	5.000%	2/1/28	17,345	16,911
10	BAT Capital Corp.	3.557%	8/15/27	25,000	23,407
	Baxalta Inc.	3.600%	6/23/22	7,000	6,922
	Baxalta Inc.	4.000%	6/23/25	48,729	47,633
	Becton Dickinson & Co.	3.734%	12/15/24	7,800	7,599
	Becton Dickinson & Co.	3.700%	6/6/27	14,250	13,489
	Biogen Inc.	4.050%	9/15/25	15,092	15,130
	Biogen Inc.	5.200%	9/15/45	22,377	23,352
	Boston Scientific Corp.	4.125%	10/1/23	2,000	2,033
	Campbell Soup Co.	3.950%	3/15/25	4,750	4,685
	Campbell Soup Co.	4.150%	3/15/28	48,925	47,535
	Cardinal Health Inc.	3.500%	11/15/24	7,000	6,775
10	Cargill Inc.	3.250%	11/15/21	10,515	10,476
10	Cargill Inc.	3.300%	3/1/22	10,000	9,941
	Catholic Health Initiatives Colorado GO	4.200%	8/1/23	2,000	2,038
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	1,595	1,593
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,900	2,973
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	4,000	4,044
	Constellation Brands Inc.	3.750%	5/1/21	4,250	4,298

	Covidien International Finance SA	4.200%	6/15/20	7,735	7,930
	Covidien International Finance SA	3.200%	6/15/22	13,500	13,402
	CVS Health Corp.	4.100%	3/25/25	50,000	49,612
	CVS Health Corp.	4.300%	3/25/28	92,800	91,328
	CVS Health Corp.	5.050%	3/25/48	19,250	19,621
	Diageo Capital plc	4.828%	7/15/20	5,689	5,902
	Dignity Health California GO	3.812%	11/1/24	1,000	1,014
	Express Scripts Holding Co.	3.000%	7/15/23	5,959	5,664
	Express Scripts Holding Co.	3.500%	6/15/24	27,333	26,189
	Express Scripts Holding Co.	4.500%	2/25/26	28,000	28,018
	Express Scripts Holding Co.	3.400%	3/1/27	5,000	4,596
	General Mills Inc.	3.200%	4/16/21	6,300	6,301
	General Mills Inc.	3.700%	10/17/23	9,500	9,484
	General Mills Inc.	4.000%	4/17/25	12,450	12,353
	General Mills Inc.	4.200%	4/17/28	14,270	14,088
	Gilead Sciences Inc.	3.700%	4/1/24	139,860	140,790
	Gilead Sciences Inc.	3.500%	2/1/25	82,807	81,923
	Gilead Sciences Inc.	3.650%	3/1/26	13,800	13,615
4,10	Grupo Bimbo SAB de CV	5.950%	7/17/66	4,150	4,161
10	Hologic Inc.	4.375%	10/15/25	5,325	5,125
10	Hologic Inc.	4.625%	2/1/28	8,650	8,218
	Hormel Foods Corp.	4.125%	4/15/21	625	639
	JM Smucker Co.	2.500%	3/15/20	1,575	1,555
	Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,345
	Kraft Foods Group Inc.	6.125%	8/23/18	6,000	6,066
	Kroger Co.	2.950%	11/1/21	3,000	2,953
	Kroger Co.	4.650%	1/15/48	4,000	3,743
	Laboratory Corp. of America Holdings	3.250%	9/1/24	12,000	11,537
	Laboratory Corp. of America Holdings	3.600%	2/1/25	2,000	1,946
	McKesson Corp.	2.850%	3/15/23	5,000	4,796
	Medtronic Inc.	3.150%	3/15/22	18,638	18,595
	Medtronic Inc.	3.625%	3/15/24	15,590	15,615
	Medtronic Inc.	3.500%	3/15/25	123,541	122,203
10	Minerva Luxembourg SA	5.875%	1/19/28	14,000	12,495
	Newell Brands Inc.	3.850%	4/1/23	13,175	13,062
	PepsiCo Inc.	2.750%	4/30/25	11,000	10,453
	PepsiCo Inc.	2.850%	2/24/26	5,000	4,721
	PerkinElmer Inc.	5.000%	11/15/21	8,000	8,389
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	25,000	24,373
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	37,476	37,178
	Providence St. Joseph Health Obligated
	Group	2.746%	10/1/26	7,500	6,930
	Quest Diagnostics Inc.	4.750%	1/30/20	1,000	1,029
	Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,140
	Quest Diagnostics Inc.	4.250%	4/1/24	2,000	2,048
	Quest Diagnostics Inc.	3.450%	6/1/26	6,900	6,581
10	Reckitt Benckiser Treasury Services plc	3.625%	9/21/23	7,021	7,006
10	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	47,205	44,455
	Reynolds American Inc.	6.875%	5/1/20	8,304	8,874
	Reynolds American Inc.	4.850%	9/15/23	7,000	7,307
10	Roche Holdings Inc.	3.350%	9/30/24	20,664	20,459
	SSM Health Care Corp.	3.688%	6/1/23	24,865	24,910
	Stryker Corp.	3.375%	5/15/24	5,000	4,933
	The Kroger Co.	3.400%	4/15/22	3,000	2,983
	The Kroger Co.	3.500%	2/1/26	12,475	11,839
	The Kroger Co.	3.700%	8/1/27	4,825	4,585
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	4,000	3,736
	Tyson Foods Inc.	3.950%	8/15/24	6,000	5,979

	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,000	15,391

	Energy (5.4%)
	Andeavor	4.750%	12/15/23	10,000	10,437
	Andeavor	5.125%	12/15/26	24,530	25,818
	Andeavor	4.500%	4/1/48	2,985	2,787
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	4.250%	12/1/27	44,270	43,053
	Baker Hughes a GE Co. LLC / Baker
	Hughes Co-Obligor Inc.	3.337%	12/15/27	81,410	76,452
	BP Capital Markets plc	3.062%	3/17/22	15,970	15,813
	BP Capital Markets plc	3.245%	5/6/22	19,000	18,867
	BP Capital Markets plc	2.520%	9/19/22	10,000	9,655
	BP Capital Markets plc	2.500%	11/6/22	16,852	16,227
	BP Capital Markets plc	2.750%	5/10/23	47,740	46,203
	BP Capital Markets plc	3.994%	9/26/23	22,000	22,520
	BP Capital Markets plc	3.216%	11/28/23	29,455	29,029
	BP Capital Markets plc	3.814%	2/10/24	36,910	37,318
	BP Capital Markets plc	3.224%	4/14/24	26,774	26,183
	BP Capital Markets plc	3.535%	11/4/24	40,500	40,257
	BP Capital Markets plc	3.506%	3/17/25	5,125	5,081
	BP Capital Markets plc	3.119%	5/4/26	17,150	16,353
	BP Capital Markets plc	3.017%	1/16/27	5,565	5,253
	BP Capital Markets plc	3.588%	4/14/27	10,000	9,849
	BP Capital Markets plc	3.279%	9/19/27	31,630	30,316
	Buckeye Partners LP	3.950%	12/1/26	3,025	2,842
	Buckeye Partners LP	4.125%	12/1/27	22,550	21,368
	Canadian Natural Resources Ltd.	3.850%	6/1/27	18,000	17,423
	Cenovus Energy Inc.	4.250%	4/15/27	60,740	58,234
	ConocoPhillips Co.	2.400%	12/15/22	29,000	27,741
	ConocoPhillips Co.	3.350%	11/15/24	18,184	17,766
	ConocoPhillips Co.	4.950%	3/15/26	43,907	47,283
10	Continental Resources Inc.	4.375%	1/15/28	13,800	13,593
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	25,000	24,360
4,12	Enbridge Energy Partners LP	6.105%	10/1/77	1,110	1,089
	Energy Transfer LP	9.700%	3/15/19	4,432	4,678
	Energy Transfer LP	4.650%	6/1/21	2,130	2,184
	Energy Transfer LP	5.200%	2/1/22	9,605	9,946
	Energy Transfer LP	3.600%	2/1/23	8,439	8,221
	Energy Transfer LP	4.900%	2/1/24	8,042	8,197
	Energy Transfer LP	4.050%	3/15/25	15,988	15,447
	Energy Transfer LP	4.750%	1/15/26	9,358	9,334
	Energy Transfer LP	4.200%	4/15/27	9,665	9,193
	Energy Transfer LP	5.300%	4/15/47	6,155	5,746
	EQT Corp.	4.875%	11/15/21	4,000	4,139
	EQT Corp.	3.000%	10/1/22	10,000	9,652
	EQT Corp.	3.900%	10/1/27	43,050	40,959
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,000	5,293
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,235	1,166
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,235	3,043
	Kinder Morgan Inc.	4.300%	3/1/28	15,750	15,343
	Kinder Morgan Inc.	7.750%	1/15/32	7,820	9,695
	Marathon Oil Corp.	3.850%	6/1/25	34,350	33,538
	Marathon Oil Corp.	4.400%	7/15/27	17,500	17,592
	MPLX LP	4.875%	12/1/24	49,105	50,880
	Occidental Petroleum Corp.	3.125%	2/15/22	19,080	18,939
10	Patterson-UTI Energy Inc.	3.950%	2/1/28	15,000	14,218

	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.875%	3/1/22	6,025	6,379
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.000%	10/1/22	26,484	27,411
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	20,000	21,575
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	20,060	21,389
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	54,300	58,305
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	33,870	36,072
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	24,145	26,137
	Shell International Finance BV	2.375%	8/21/22	29,609	28,583
	Shell International Finance BV	2.250%	1/6/23	10,500	10,033
	Shell International Finance BV	3.400%	8/12/23	10,000	10,031
	Shell International Finance BV	3.250%	5/11/25	68,378	67,031
	Shell International Finance BV	2.875%	5/10/26	28,750	27,371
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	10,000	9,869
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	26,507	24,690
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,900	1,674
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	795	935
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	3,960	5,009
	Total Capital Canada Ltd.	2.750%	7/15/23	14,570	14,088
	Total Capital International SA	2.875%	2/17/22	31,378	30,950
	Total Capital International SA	2.700%	1/25/23	9,660	9,383
	Total Capital International SA	3.700%	1/15/24	5,000	5,046
	TransCanada PipeLines Ltd.	3.800%	10/1/20	4,292	4,358
	TransCanada PipeLines Ltd.	2.500%	8/1/22	8,025	7,728
	TransCanada PipeLines Ltd.	3.750%	10/16/23	19,615	19,746
	TransCanada PipeLines Ltd.	4.875%	1/15/26	35,680	37,683
	TransCanada PipeLines Ltd.	4.625%	3/1/34	3,335	3,421
	Valero Energy Partners LP	4.500%	3/15/28	36,795	36,335
	Williams Partners LP	4.500%	11/15/23	6,133	6,228
	Williams Partners LP	3.900%	1/15/25	5,116	4,963

	Other Industrial (0.2%)
17	Aroundtown SA	3.000%	10/16/29	6,898	9,217
	CBRE Services Inc.	4.875%	3/1/26	10,000	10,379
15	CPI Property Group SA	2.125%	10/4/24	23,736	28,425
10	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	20,710	21,564

	Technology (5.6%)
	Apple Inc.	2.150%	2/9/22	6,000	5,800
	Apple Inc.	2.850%	2/23/23	27,715	27,208
	Apple Inc.	2.400%	5/3/23	72,625	69,751
	Apple Inc.	3.000%	2/9/24	46,900	45,890
	Apple Inc.	3.450%	5/6/24	64,000	63,917
	Apple Inc.	2.850%	5/11/24	44,147	42,849
	Apple Inc.	2.750%	1/13/25	38,358	36,653
	Apple Inc.	2.500%	2/9/25	52,463	49,265
	Apple Inc.	3.200%	5/13/25	15,370	15,029
	Apple Inc.	3.250%	2/23/26	51,963	50,631
	Apple Inc.	2.450%	8/4/26	21,899	20,085
	Apple Inc.	3.350%	2/9/27	38,510	37,509
	Apple Inc.	3.200%	5/11/27	37,300	35,909
	Apple Inc.	3.000%	6/20/27	13,125	12,468
	Apple Inc.	2.900%	9/12/27	41,055	38,664
	Apple Inc.	3.000%	11/13/27	1,340	1,264
	Applied Materials Inc.	3.300%	4/1/27	10,000	9,640
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.625%	1/15/24	29,750	28,928

	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.125%	1/15/25	19,450	18,055
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.875%	1/15/27	29,750	28,361
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.500%	1/15/28	32,585	30,043
10	Dell International LLC / EMC Corp.	5.450%	6/15/23	42,975	45,134
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	6.020%	6/15/26	60,715	64,348
	DXC Technology Co.	4.250%	4/15/24	9,350	9,446
	DXC Technology Co.	4.750%	4/15/27	10,000	10,205
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	40,600	41,671
	Intel Corp.	2.875%	5/11/24	30,175	29,175
	Intel Corp.	3.700%	7/29/25	18,871	18,942
	International Business Machines Corp.	3.375%	8/1/23	6,000	5,980
	International Business Machines Corp.	3.625%	2/12/24	37,000	37,154
	Microsoft Corp.	2.375%	2/12/22	33,070	32,251
	Microsoft Corp.	2.000%	8/8/23	30,000	28,234
	Microsoft Corp.	3.625%	12/15/23	14,000	14,250
	Microsoft Corp.	2.700%	2/12/25	41,755	39,950
	Microsoft Corp.	3.125%	11/3/25	47,715	46,422
	Microsoft Corp.	2.400%	8/8/26	50,325	46,279
	Microsoft Corp.	3.300%	2/6/27	81,930	80,400
	Oracle Corp.	2.500%	5/15/22	17,635	17,175
	Oracle Corp.	2.500%	10/15/22	21,287	20,661
	Oracle Corp.	2.400%	9/15/23	22,000	20,976
	Oracle Corp.	3.400%	7/8/24	22,400	22,271
	Oracle Corp.	2.950%	11/15/24	34,875	33,715
	Oracle Corp.	2.950%	5/15/25	32,430	31,034
	Pitney Bowes Inc.	3.625%	10/1/21	4,010	3,840
	QUALCOMM Inc.	2.600%	1/30/23	35,485	33,542
	QUALCOMM Inc.	2.900%	5/20/24	76,995	72,349
	QUALCOMM Inc.	3.450%	5/20/25	14,665	14,035
	QUALCOMM Inc.	3.250%	5/20/27	18,525	16,988
	Total System Services Inc.	3.750%	6/1/23	4,700	4,650
	Tyco Electronics Group SA	4.875%	1/15/21	4,335	4,504
	Tyco Electronics Group SA	3.500%	2/3/22	19,370	19,448
	Tyco Electronics Group SA	3.450%	8/1/24	8,710	8,563
	Tyco Electronics Group SA	3.700%	2/15/26	7,483	7,388
	Tyco Electronics Group SA	3.125%	8/15/27	22,000	20,744
10	Vantiv LLC / Vanity Issuer Corp.	4.375%	11/15/25	14,620	13,980
	Verisk Analytics Inc.	4.000%	6/15/25	16,000	15,912
	VMware Inc.	2.950%	8/21/22	9,720	9,330
	VMware Inc.	3.900%	8/21/27	4,160	3,908
	Western Digital Corp.	4.750%	2/15/26	18,000	17,730
	Xerox Corp.	6.350%	5/15/18	1,251	1,253

	Transportation (2.5%)
10	Adani Ports & Special Economic Zone Ltd.	4.000%	7/30/27	19,100	17,593
10	Air Canada	7.750%	4/15/21	24,461	26,785
4,10	Air Canada 2013-1 Class B Pass Through
	Trust	5.375%	5/15/21	883	904
4,10	Air Canada 2013-1 Class C Pass Through
	Trust	6.625%	5/15/18	1,583	1,584
4,10	Air Canada 2017-1 Class A Pass Through
	Trust	3.550%	1/15/30	10,640	10,081
4,10	Air Canada 2017-1 Class AA Pass
	Through Trust	3.300%	1/15/30	43,625	41,421

4,10	Air Canada 2017-1 Class B Pass Through
	Trust	3.700%	1/15/26	15,395	14,794
4	American Airlines 2016-3 Class B Pass
	Through Trust	3.750%	10/15/25	26,337	25,295
4	American Airlines 2017-2B Class B Pass
	Through Trust	3.700%	10/15/25	29,125	28,059
14	Asciano Finance Ltd.	5.400%	5/12/27	6,680	5,254
14	Aurizon Network Pty Ltd.	4.000%	6/21/24	17,090	12,815
4,10	British Airways 2018-1 Class A Pass
	Through Trust	4.125%	3/20/33	30,105	29,883
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	16,231	19,627
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	657	688
4	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	10/1/22	646	688
4	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	3,150	3,312
4	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	7/12/22	4,644	4,750
4	Continental Airlines 2012-1 Class A Pass
	Through Trust	4.150%	10/11/25	6,649	6,712
4	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	5,226	5,235
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	915	937
4	CSX Transportation Inc.	6.251%	1/15/23	2,631	2,853
4	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	8,171	8,800
4	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	31,639	34,697
4	Delta Air Lines 2009-1 Class A Pass
	Through Trust	7.750%	6/17/21	2,119	2,233
4	Delta Air Lines 2010-1 Class A Pass
	Through Trust	6.200%	1/2/20	3,851	3,851
4	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	2,071	2,112
4	Delta Air Lines 2015-1 Class A Pass
	Through Trust	3.875%	1/30/29	8,033	7,963
	Delta Air Lines Inc.	4.375%	4/19/28	108,895	105,940
10	ERAC USA Finance LLC	3.850%	11/15/24	8,000	7,950
10	ERAC USA Finance LLC	3.800%	11/1/25	9,000	8,811
4	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	46,340	45,548
4,10	Heathrow Funding Ltd.	4.875%	7/15/23	330	346
	Kansas City Southern	3.125%	6/1/26	42,750	39,187
11	Kansas City Southern	4.700%	5/1/48	15,835	15,817
	Kirby Corp.	4.200%	3/1/28	50,000	49,247
14	Qantas Airways Ltd.	7.500%	6/11/21	13,790	11,619
14	Qantas Airways Ltd.	7.750%	5/19/22	4,780	4,157
	Southwest Airlines Co.	7.375%	3/1/27	4,930	6,010
4	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.650%	8/1/22	5,187	5,501
4	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.150%	2/1/24	11,491	12,151
4	Spirit Airlines Class A Pass Through
	Certificates Series 2015-1	4.100%	10/1/29	44,842	44,455
4	Spirit Airlines Pass Through Trust 2017-1A	3.650%	2/15/30	29,670	28,533
10	Transportadora de Gas del Sur SA	6.750%	5/2/25	6,250	6,234

4	United Airlines 2013-1 Class A Pass
	Through Trust	4.300%	2/15/27	4,687	4,749
4	United Airlines 2016-1 Class B Pass
	Through Trust	3.650%	1/7/26	9,080	8,728
	United Continental Holdings Inc.	6.375%	6/1/18	2,775	2,782
4	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	2,924	3,148
14	WSO Finance Pty Ltd.	3.500%	7/14/23	10,260	7,703
					8,859,863
Utilities (3.9%)
	Electric (3.7%)
10	AEP Transmission Co. LLC	3.100%	12/1/26	3,265	3,106
	AEP Transmission Co. LLC	3.100%	12/1/26	6,835	6,502
	Ameren Illinois Co.	2.700%	9/1/22	7,449	7,245
	Ameren Illinois Co.	3.250%	3/1/25	11,680	11,407
	Baltimore Gas & Electric Co.	2.800%	8/15/22	16,840	16,319
	Baltimore Gas & Electric Co.	3.350%	7/1/23	10,627	10,510
10	Berkshire Hathaway Energy Co.	2.800%	1/15/23	7,955	7,714
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	47,864	48,068
10	Berkshire Hathaway Energy Co.	3.250%	4/15/28	16,025	15,250
10	Kallpa Generacion SA	4.125%	8/16/27	11,000	10,191
	Commonwealth Edison Co.	3.100%	11/1/24	5,790	5,577
	Connecticut Light & Power Co.	2.500%	1/15/23	26,960	25,965
	DTE Electric Co.	3.900%	6/1/21	14,650	14,848
	DTE Electric Co.	2.650%	6/15/22	1,000	968
	Edison International	2.400%	9/15/22	4,500	4,251
10	EDP Finance BV	4.125%	1/15/20	13,664	13,818
10	EDP Finance BV	5.250%	1/14/21	12,300	12,839
10	EDP Finance BV	3.625%	7/15/24	10,885	10,639
	Emera US Finance LP	3.550%	6/15/26	22,000	20,879
10	Enel Finance International NV	2.875%	5/25/22	15,105	14,675
10	Enel Finance International NV	3.625%	5/25/27	37,051	35,004
10	Enel Finance International NV	3.500%	4/6/28	5,000	4,634
	Entergy Arkansas Inc.	3.750%	2/15/21	8,770	8,889
	Entergy Arkansas Inc.	3.050%	6/1/23	7,410	7,228
	Entergy Arkansas Inc.	3.700%	6/1/24	3,318	3,346
	Entergy Arkansas Inc.	3.500%	4/1/26	15,620	15,376
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	5,699	6,325
	Entergy Louisiana LLC	4.800%	5/1/21	12,780	13,400
	Entergy Louisiana LLC	3.300%	12/1/22	6,915	6,833
	Entergy Louisiana LLC	4.050%	9/1/23	6,400	6,491
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	9,327
	Entergy Louisiana LLC	2.400%	10/1/26	14,120	12,727
	Entergy Louisiana LLC	3.120%	9/1/27	6,425	6,085
	Entergy Louisiana LLC	4.950%	1/15/45	9,250	9,307
	Exelon Corp.	3.497%	6/1/22	3,631	3,574
	Exelon Corp.	3.950%	6/15/25	23,652	23,478
	FirstEnergy Corp.	2.850%	7/15/22	20,230	19,479
	FirstEnergy Corp.	4.250%	3/15/23	23,472	23,818
	FirstEnergy Corp.	3.900%	7/15/27	18,380	17,922
10	FirstEnergy Transmission LLC	4.350%	1/15/25	17,035	17,322
	Georgia Power Co.	2.400%	4/1/21	4,735	4,616
	Georgia Power Co.	2.850%	5/15/22	16,559	16,130
	Georgia Power Co.	3.250%	3/30/27	22,090	20,970
	ITC Holdings Corp.	3.250%	6/30/26	9,700	9,120
10	ITC Holdings Corp.	3.350%	11/15/27	18,745	17,631
	Kentucky Utilities Co.	3.300%	10/1/25	8,940	8,688
	LG&E & KU Energy LLC	4.375%	10/1/21	9,785	10,054

	MidAmerican Energy Co.	3.700%	9/15/23	5,500	5,542
	National Rural Utilities Cooperative
	Finance Corp.	2.950%	2/7/24	3,415	3,292
10	Niagara Mohawk Power Corp.	2.721%	11/28/22	2,000	1,928
	NSTAR Electric Co.	2.375%	10/15/22	7,700	7,366
	NSTAR Electric Co.	3.250%	11/15/25	10,000	9,668
	NSTAR Electric Co.	3.200%	5/15/27	16,330	15,660
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	22,322	25,450
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,200	1,145
	Pacific Gas & Electric Co.	2.450%	8/15/22	6,500	6,170
	Pacific Gas & Electric Co.	3.250%	6/15/23	30,505	29,864
	Pacific Gas & Electric Co.	3.850%	11/15/23	5,795	5,782
	Pacific Gas & Electric Co.	2.950%	3/1/26	6,561	6,052
10	Pacific Gas & Electric Co.	3.300%	12/1/27	58,974	55,090
	Pacific Gas & Electric Co.	6.050%	3/1/34	34,315	39,998
	PacifiCorp	3.600%	4/1/24	14,000	13,967
	PacifiCorp	3.350%	7/1/25	12,720	12,560
	Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,205
	Potomac Electric Power Co.	3.600%	3/15/24	12,690	12,634
	Puget Energy Inc.	5.625%	7/15/22	19,769	21,096
	Puget Energy Inc.	3.650%	5/15/25	13,665	13,244
	SCANA Corp.	6.250%	4/1/20	8,500	8,818
	SCANA Corp.	4.750%	5/15/21	3,378	3,432
	Southern California Edison Co.	3.650%	3/1/28	19,380	19,159
	Southern Co.	2.350%	7/1/21	2,307	2,240
4	Southern Co.	5.500%	3/15/57	6,545	6,823
	Southwestern Electric Power Co.	3.550%	2/15/22	16,530	16,533
	Southwestern Public Service Co.	3.300%	6/15/24	41,070	40,367
	Tampa Electric Co.	5.400%	5/15/21	13,000	13,712
10	Trans-Allegheny Interstate Line Co.	3.850%	6/1/25	11,000	10,919
	Virginia Electric & Power Co.	3.450%	9/1/22	9,000	9,012
	Virginia Electric & Power Co.	2.750%	3/15/23	4,744	4,585
	Virginia Electric & Power Co.	3.450%	2/15/24	7,000	6,948
	Virginia Electric & Power Co.	3.100%	5/15/25	8,885	8,520
	Virginia Electric & Power Co.	3.150%	1/15/26	7,950	7,623
	Virginia Electric & Power Co.	2.950%	11/15/26	12,185	11,411
	Westar Energy Inc.	3.100%	4/1/27	3,450	3,274
	Western Massachusetts Electric Co.	3.500%	9/15/21	10,000	10,049

	Natural Gas (0.2%)
10	Engie SA	2.875%	10/10/22	3,480	3,398
	Sempra Energy	4.050%	12/1/23	10,455	10,562
	Sempra Energy	3.400%	2/1/28	42,092	39,776
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,125	3,898

	Other Utility (0.0%)
17	Anglian Water Services Financing plc	2.625%	6/15/27	8,484	11,210

					1,139,527
Total Corporate Bonds (Cost $19,277,616)					18,773,668
Sovereign Bonds (6.5%)
10	Abu Dhabi National Energy Co. PJSC	4.875%	4/23/30	11,350	11,267
15	Arab Republic of Egypt	4.750%	4/16/26	4,400	5,297
	Argentine Republic	6.250%	4/22/19	4,500	4,594
	Argentine Republic	6.875%	1/11/48	13,325	11,861
10	Banco Latinoamericano de Comercio
	Exterior SA	3.250%	5/7/20	4,000	3,969

10	Banque Ouest Africaine de Developpement	5.000%	7/27/27	4,929	4,836
10	Bermuda	4.138%	1/3/23	2,000	2,070
10	Bermuda	4.854%	2/6/24	1,000	1,047
	Bermuda	4.854%	2/6/24	17,825	18,593
	BOC Aviation Ltd.	3.875%	5/9/19	800	804
10	BOC Aviation Ltd.	2.375%	9/15/21	15,000	14,346
	BOC Aviation Ltd.	3.875%	4/27/26	3,700	3,525
	Cayman Islands	5.950%	11/24/19	500	523
10	CDP Financial Inc.	3.150%	7/24/24	8,000	7,880
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	6,300	6,426
	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	5,000	5,116
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	20,000	19,175
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	4,000	4,025
10	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	979
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	5,000	4,985
10	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,400	1,425
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	29,660	29,913
10	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	3,000	3,028
	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	7,250	7,397
10,18	Dexia Credit Local SA	1.875%	9/15/21	10,000	9,613
10	Dexia Credit Local SA	2.375%	9/20/22	1,750	1,692
10	Electricite de France SA	3.625%	10/13/25	4,800	4,725
	Emirate of Abu Dhabi	3.125%	10/11/27	54,000	49,984
	Emirate of Abu Dhabi	4.125%	10/11/47	6,800	6,210
4,10	ENA Norte Trust	4.950%	4/25/28	1,396	1,429
10	Export Credit Bank of Turkey	6.125%	5/3/24	12,200	12,158
	Export-Import Bank of China	3.375%	3/14/27	5,319	5,010
	Export-Import Bank of China	3.250%	11/28/27	1,770	1,640
	Export-Import Bank of India	4.000%	1/14/23	8,550	8,515
	Export-Import Bank of India	3.375%	8/5/26	5,000	4,635
10	Export-Import Bank of India	3.875%	2/1/28	9,675	9,195
	Export-Import Bank of Korea	2.875%	9/17/18	3,000	2,997
	Export-Import Bank of Korea	5.125%	6/29/20	17,000	17,595
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,014
	Export-Import Bank of Korea	4.375%	9/15/21	2,570	2,636
	Export-Import Bank of Korea	2.750%	1/25/22	2,500	2,425
	Export-Import Bank of Korea	3.000%	11/1/22	45,108	43,767
	Federative Republic of Brazil	5.000%	1/27/45	10,450	9,039
	Federative Republic of Brazil	5.625%	2/21/47	17,115	16,088
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	27,800	29,120
	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	7,000	8,055
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	4,800	4,754
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	3,538	3,485
	ICBCIL Finance Co. Ltd.	3.200%	11/10/20	5,000	4,925
	ICBCIL Finance Co. Ltd.	2.750%	5/19/21	10,000	9,663
	Indian Railway Finance Corp. Ltd.	3.835%	12/13/27	10,000	9,398
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,400	2,394
19	Japan Bank for International Cooperation	2.000%	11/4/21	37,500	36,099
	Japan Finance Organization for
	Municipalities	2.500%	9/12/18	6,200	6,197
	KazMunayGas National Co. JSC	9.125%	7/2/18	26,000	26,198
10	KazMunayGas National Co. JSC	3.875%	4/19/22	8,600	8,492
10	Kingdom of Saudi Arabia	2.375%	10/26/21	785	753
	Kingdom of Saudi Arabia	2.375%	10/26/21	97,077	93,005
	Kingdom of Saudi Arabia	2.875%	3/4/23	25,670	24,487
	Kingdom of Saudi Arabia	5.000%	4/17/49	2,450	2,345
10,15	Kingdom of Spain	2.700%	10/31/48	20,530	26,681
	Korea Development Bank	4.625%	11/16/21	3,285	3,401

10	Korea Western Power Co. Ltd.	2.875%	10/10/18	2,000	1,998
10	Kowloon-Canton Railway Corp.	5.125%	5/20/19	2,500	2,553
	KSA Sukuk Ltd.	2.894%	4/20/22	9,000	8,670
	Nexen Energy ULC	6.200%	7/30/19	2,000	2,070
	North American Development Bank	2.300%	10/10/18	1,500	1,496
	North American Development Bank	2.400%	10/26/22	1,300	1,252
	NTPC Ltd.	4.250%	2/26/26	6,250	6,118
	OCP SA	5.625%	4/25/24	1,520	1,566
10	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	6,000	5,920
10	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	7,000	6,940
	Ooredoo Tamweel Ltd.	3.039%	12/3/18	10,000	9,992
10	Pertamina Persero PT	6.000%	5/3/42	1,000	1,048
	Petrobras Global Finance BV	5.299%	1/27/25	25,240	24,805
	Petrobras Global Finance BV	8.750%	5/23/26	9,625	11,237
	Petrobras Global Finance BV	7.375%	1/17/27	14,700	15,729
	Petroleos Mexicanos	8.000%	5/3/19	30,325	31,714
	Petroleos Mexicanos	5.500%	1/21/21	171,586	177,815
10	Petroleos Mexicanos	5.350%	2/12/28	7,500	7,148
	Petroleos Mexicanos	6.750%	9/21/47	9,790	9,443
	Province of New Brunswick	2.750%	6/15/18	1,250	1,251
	Province of Ontario	3.000%	7/16/18	3,000	3,002
	Province of Ontario	4.000%	10/7/19	4,500	4,578
	Republic of Colombia	10.375%	1/28/33	39,992	62,556
	Republic of Croatia	6.375%	3/24/21	7,250	7,774
	Republic of Guatemala	5.750%	6/6/22	10,000	10,532
	Republic of Guatemala	4.375%	6/5/27	11,485	10,994
	Republic of Hungary	6.250%	1/29/20	69,735	73,217
	Republic of Hungary	6.375%	3/29/21	5,980	6,443
	Republic of Indonesia	4.875%	5/5/21	49,801	51,576
10	Republic of Indonesia	3.700%	1/8/22	3,124	3,116
	Republic of Indonesia	3.750%	4/25/22	87,908	87,592
	Republic of Indonesia	3.375%	4/15/23	4,490	4,368
	Republic of Indonesia	5.875%	1/15/24	10,000	10,865
	Republic of Kazakhstan	4.875%	10/14/44	4,600	4,510
10	Republic of Latvia	2.750%	1/12/20	1,000	993
	Republic of Lithuania	7.375%	2/11/20	30,806	33,087
10	Republic of Lithuania	6.125%	3/9/21	7,400	7,955
	Republic of Lithuania	6.125%	3/9/21	42,564	45,749
	Republic of Panama	9.375%	4/1/29	300	427
	Republic of Panama	8.125%	4/28/34	9,136	12,442
4	Republic of Panama	6.700%	1/26/36	2,400	2,972
	Republic of Paraguay	5.600%	3/13/48	9,900	9,805
	Republic of Poland	5.125%	4/21/21	16,505	17,433
	Republic of Poland	5.000%	3/23/22	10,730	11,387
	Republic of Romania	6.750%	2/7/22	982	1,079
15	Republic of Romania	2.750%	10/29/25	4,500	5,883
	Republic of Serbia	5.875%	12/3/18	14,500	14,695
	Republic of Slovenia	5.500%	10/26/22	36,554	39,834
	Republic of the Philippines	4.000%	1/15/21	5,000	5,113
	Republic of the Philippines	5.500%	3/30/26	20,000	22,350
	Republic of the Philippines	9.500%	2/2/30	4,750	7,042
	Republic of Turkey	7.000%	6/5/20	16,800	17,749
	Republic of Turkey	5.750%	3/22/24	2,500	2,538
	Republic of Turkey	4.875%	10/9/26	1,690	1,578
	Republic of Turkey	6.125%	10/24/28	21,650	21,596
	Russian Federation	5.250%	6/23/47	31,200	30,229

	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	13,170	12,651
10	Sinopec Group Overseas Development
	2012 Ltd.	4.875%	5/17/42	5,000	5,216
	Sinopec Group Overseas Development
	2012 Ltd.	4.875%	5/17/42	18,656	19,434
	Sinopec Group Overseas Development
	2013 Ltd.	2.500%	10/17/18	5,310	5,301
10	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	1,800	1,836
	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	14,570	14,860
	Sinopec Group Overseas Development
	2014 Ltd.	4.375%	4/10/24	8,650	8,789
	Sinopec Group Overseas Development
	2017 Ltd.	2.500%	9/13/22	5,000	4,745
10	Sinopec Group Overseas Development
	2017 Ltd.	3.625%	4/12/27	17,500	16,757
	Socialist Republic of Vietnam	6.750%	1/29/20	16,900	17,763
	State of Israel	3.150%	6/30/23	2,000	1,983
	State of Israel	2.875%	3/16/26	3,980	3,789
	State of Israel	4.125%	1/17/48	9,350	8,754
	State of Kuwait	2.750%	3/20/22	19,406	18,807
	State of Qatar	5.250%	1/20/20	40,300	41,528
	State of Qatar	2.375%	6/2/21	775	747
	State of Qatar	3.875%	4/23/23	3,500	3,485
	State of Qatar	4.500%	4/23/28	11,000	10,976
	State of Qatar	5.103%	4/23/48	8,790	8,704
	Equinor ASA	3.150%	1/23/22	3,000	2,986
	Equinor ASA	2.450%	1/17/23	3,000	2,881
	Equinor ASA	3.950%	5/15/43	3,191	3,148
	Sultanate of Oman	6.750%	1/17/48	12,200	11,485
10	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	959
	United Mexican States	4.600%	2/10/48	4,800	4,444
	YPF SA	8.875%	12/19/18	2,500	2,569
Total Sovereign Bonds (Cost $1,936,150)					1,899,321
Taxable Municipal Bonds (0.1%)
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.420%	5/1/21	4,000	3,962
	Florida Hurricane Catastrophe Fund
	Finance Corp. Revenue	2.995%	7/1/20	1,250	1,254
	Illinois GO	5.000%	1/1/23	1,835	1,837
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	2.885%	1/1/21	1,000	996
	Johns Hopkins University Maryland GO	5.250%	7/1/19	199	205
	Louisiana Local Government
	Environmental Facilities & Community
	Development Authority Revenue 2010-
	EGSL	3.220%	2/1/21	2,699	2,704
	Louisiana Local Government
	Environmental Facilities & Community
	Development Authority Revenue 2010-
	ELL	3.450%	2/1/22	3,121	3,137
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.125%	2/1/24	1,500	1,642
	New York State Dormitory Authority
	Revenue (Employer Assessment)	3.892%	12/1/24	2,000	2,054

Port Authority of New York & New Jersey
Revenue		5.859%	12/1/24	2,000	2,295
San Diego County CA Regional Airport
Authority Revenue		3.730%	7/1/21	800	812
San Diego County CA Regional Airport
Authority Revenue		5.594%	7/1/43	6,200	6,832
Sonoma County CA Pension Obligation
Revenue		6.000%	12/1/29	4,960	5,719
Texas GO		3.682%	8/1/24	2,000	2,057
University of California Revenue		2.054%	5/15/18	500	500
University of California Revenue		2.300%	5/15/21	1,000	987
Total Taxable Municipal Bonds (Cost $36,790)					36,993
		Coupon		Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
*,11,16 Lehman Brothers Holdings Inc. Pfd. (Cost $8,571)				8,740	—
Temporary Cash Investments (1.8%)
Money Market Fund (1.5%)
20 Vanguard Market Liquidity Fund		1.886%		4,411,945	441,194
				Face
				Amount
				($000)
Commercial Paper (0.3%)
21 JP Morgan Securities LLC		2.344%	1/28/19	99,610	97,640
Total Temporary Cash Investments (Cost $539,050)					538,834
			Notional Amount
				on Underlying
		Expiration		Swap
	Counterparty	Date Exercise Rate		($000)
Credit Default Swaptions Purchased[22] (0.0%)
Put Swaption Contracts (0.0%)
Put Swaptions on CDX-NA-IG-S30-
V1 5-Year Index (Cost $101)	DBAG	6/20/18	70.00%	77,530	78
Total Investments (100.2%) (Cost $29,963,832)					29,250,200
	Expiration			Notional Amount
	Date	Contracts	Exercise Price	($000)
Liability for Options Written[22] (0.0%)
Written Options on Futures (0.0%)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	5/25/18	(504)	USD 119.00	(59,976)	(110)
Total Options on Futures Written (Premiums Received $117)					(110)
				Notional Amount
				on Underlying
		Expiration		Swap
	Counterparty	Date	Exercise Rate	($000)
Written Swaptions on Credit Default Index (0.0%)
Call Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	DBAG	5/16/18	67.50%	(60,715)	(200)
Call Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	DBAG	6/20/18	62.50%	(77,530)	(141)
Put Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	DBAG	5/16/18	72.50%	(60,715)	(11)
Put Swaptions on CDX-NA-IG-S30-
V1 5-Year Index	DBAG	6/20/18	62.50%	(77,530)	(148)
Total Credit Default Swaptions Written (Premiums Received $536)					(500)

Total Liability for Options Written (Premiums Received $653)	(610)
Other Assets and Liabilities-Net (-0.2%)	(80,206)
Net Assets (100%)	29,169,994

* Non-income-producing security.
1 Securities with a value of $3,149,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2 Securities with a value of $13,743,000 have been segregated as initial margin for open cleared swap contracts.
3 Securities with a value of $42,971,000 have been segregated as initial margin for open futures contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Interest only security.
7 Inverse floating rate Interest only security whose interest rate is derived by subtracting 1-month USD LIBOR from a given cap.
8 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
9 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $5,015,812,000, representing 17.2% of net assets.
11 Security value determined using significant unobservable inputs.
12 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
13 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
14 Face amount denominated in Australian dollars.
15 Face amount denominated in euro.
16 Non-income-producing security--security in default.
17 Face amount denominated in British pounds.
18 Guaranteed by multiple countries.
19 Guaranteed by the Government of Japan.
20 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
21 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At April 30,
2018, the value of these securities was $97,640,000, representing 0.3% of net assets.
22 Unrealized appreciation (depreciation) on optoins on futures contracts is required to be treated as realized gain
(loss) for tax purposes. Unrealized appreciation (depreciation) on open credit default swaptions is generally treated the same for financial reporting and tax purposes.
GO—General Obligation Bond.
DBAG—Deutsche Bank AG

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2018	28,447	3,402,972	(15,046)
5-Year U.S. Treasury Note	June 2018	12,073	1,370,380	(5,848)
Ultra 10-Year U.S. Treasury Note	June 2018	6,011	768,751	(5,505)

				(26,399)

Short Futures Contracts
2-Year U.S. Treasury Note	June 2018	(9,371)	(1,987,091)	3,690
Euro-Bund	June 2018	(1,929)	(369,782)	(3,981)
30-Year U.S. Treasury Bond	June 2018	(1,885)	(271,145)	840
Ultra Long U.S. Treasury Bond	June 2018	(1,565)	(245,901)	(225)
Euro-Bobl	June 2018	(808)	(127,823)	81
Euro-Buxl	June 2018	(336)	(66,358)	622
AUD 3-Year Treasury Bond	June 2018	(537)	(44,840)	13
Long Gilt	June 2018	(142)	(23,901)	(258)
AUD 10-Year Treasury Bond	June 2018	(87)	(8,377)	65
				847
				(25,552)

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 3-Year Treasury Bond and AUD 10-Year Treasury Bond futures contracts, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for AUD 3-Year Treasury Bond and AUD 10-Year Treasury Bond futures contracts are generally treated the same for financial reporting and tax purpose.

Forward Currency Contracts
		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
JPMorgan Chase Bank, N.A.	5/15/18	EUR	21,935	USD	26,755	(236)
Toronto-Dominion Bank	5/15/18	AUD	16,094	USD	12,174	(57)
Goldman Sachs Bank AG	5/15/18	EUR	7,846	USD	9,680	(195)
UBS AG	5/15/18	EUR	7,239	USD	8,945	(193)
UBS AG	5/15/18	AUD	11,436	USD	8,892	(282)
Toronto-Dominion Bank	5/15/18	USD	230,107	EUR	186,582	4,531
Citibank, N.A.	5/15/18	USD	104,350	AUD	134,500	3,089
BNP Paribas	5/15/18	USD	24,858	GBP	17,489	764
JPMorgan Chase Bank, N.A.	5/15/18	USD	1,968	EUR	1,629	(1)
Goldman Sachs Bank AG	5/15/18	USD	1,199	EUR	991	—
						7,420
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income (loss) for tax purposes.

Centrally Cleared Credit Default Swaps
			Periodic
			Premium		Unrealized
			Received		Appreciation
	Termination	Notional Amount	(Paid)1	Value	(Depreciation)
Reference Entity	Date	(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-IG-S29-V1	12/20/22	USD 40,418	1.000	821	50

CDX-NA-IG-S30-V1	6/20/23	USD 60,867	1.000	1,128	21

iTraxx Europe-S29-V1	6/20/23	EUR 15,405	1.000	431	3

CDX-NA-HY-S30-V1	6/20/23	USD 12,321	5.000	852	2
				3,232	76
Credit Protection Purchased

iTraxx Europe-S28-V1	12/20/22	EUR 45,728	(1.000)	(1,380)	53
				1,852	129

1. Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remainin
						g Up-
				Periodic		Front	Unrealized
				Premium		Premium	Appreciation
			Notional	Received		Received	(Depreciation
	Termination		Amount	(Paid)	Value	(Paid))
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
America Movil /A3	12/20/22	BARC	15,000	1.000[2]	(163)	135	(28)
Berkshire
Hathaway
Inc./Aa2	6/20/21	GSI	3,110	1.000[2]	58	(15)	43
Berkshire
Hathaway
Inc./Aa2	6/20/21	JPMC	15,000	1.000[2]	278	14	292
Berkshire
Hathaway
Inc./Aa2	6/20/21	JPMC	4,655	1.000[2]	86	(14)	72
Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	15,760	1.000[2]	289	(223)	66

Berkshire
Hathaway
Inc./Aa2	12/20/22	BARC	7,605	1.000[2]	132	(120)	12
Berkshire
Hathaway
Inc./Aa2	6/20/24	BARC	19,400	1.000[2]	180	(219)	(39)
Berkshire
Hathaway
Inc./Aa2	6/20/24	JPMC	9,400	1.000[2]	88	(90)	(2)
Comcast
Corp./A3	12/20/22	GSI	6,160	1.000[2]	148	(168)	(20)
Federative
Republic of
Brazil/Ba2	9/20/18	BNPSW	21,500	1.000[2]	43	(42)	1
International
Lease Finance
Corp./Baa3	6/20/22	BARC	7,000	1.000[2]	76	(3)	73

Metlife Inc./A3	12/20/20	GSCM	5,625	1.000[2]	102	-	102

Metlife Inc./A3	12/20/21	BARC	3,165	1.000[2]	63	(4)	59
Metlife Inc./A3	6/20/24	BARC	24,300	1.000[2]	242	(27)	215
People's Republic
of China/A1	6/20/22	BNPSW	22,800	1.000[2]	488	(164)	324
People's Republic
of China/A1	6/20/23	GSI	37,800	1.000[2]	743	(641)	102
Republic of
Chile/Aa3	6/20/23	BOANA	3,300	1.000[2]	75	(75)	-
Republic of
Chile/Aa3	6/20/23	CITNA	4,700	1.000[2]	106	(105)	1
Republic of
Colombia/Baa2	12/20/22	MSCS	7,000	1.000[2]	14	34	48
Republic of
Indonesia/Baa2	6/20/23	BNPSW	45,560	1.000[2]	(108)	53	(55)
Saudi Arabia/A1	6/20/23	MSCS	47,500	1.000[2]	227	(425)	(198)
Southern
Co./Baa2	6/20/22	JPMC	59,775	1.000[2]	1,104	(837)	267
United Mexican
States/A3	6/20/23	BARC	31,900	1.000[2]	(219)	238	19
United Mexican
States/A3	6/20/23	GSI	23,000	1.000[2]	(158)	182	24
Verizon
Communications
Inc./Baa1	12/20/22	GSI	15,585	1.000[2]	297	(250)	47

Total					4,191	(2,766)	1,425

Credit Protection
Purchased
American
International
Group Inc.	12/20/20	GSCM	5,625	(1.000)[2]	(106)	68	(38)
American
International
Group Inc.	12/20/20	GSCM	2,835	(1.000)[2]	(53)	(23)	(76)
Banco Bilbao
Vizcaya
Argentaria SA	6/20/21	BOANA	24,495	(1.000)[2]	(521)	(467)	(988)

Bank of America
Corp.	3/20/20	GSCM	7,870	(1.000)[2]	(114)	48	(66)
Bank of China
Ltd.	12/20/21	BNPSW	6,200	(1.000)[2]	(129)	(16)	(145)
Bank of China
Ltd.	6/20/22	BNPSW	22,800	(1.000)[2]	(455)	3	(452)

Barclays Bank plc	6/20/22	BOANA	15,195[1]	(1.000)[2]	(465)	270	(195)

Barclays Bank plc	6/20/22	CSFBI	15,190[1]	(1.000)[2]	(465)	274	(191)

Barclays Bank plc	12/20/22	CITNA	6,130[1]	(1.000)[2]	145	(238)	(93)

CECONOMY AG	6/20/22	BARC	10,485[1]	(1.000)[2]	(156)	(25)	(181)

CECONOMY AG	6/20/22	BARC	7,465[1]	(1.000)[2]	(112)	(18)	(130)

CECONOMY AG	6/20/22	BARC	7,465[1]	(1.000)[2]	(112)	(13)	(125)

CECONOMY AG	6/20/22	BARC	3,000[1]	(1.000)[2]	(45)	3	(42)

CECONOMY AG	6/20/22	BARC	3,000[1]	(1.000)[2]	(45)	(6)	(51)

CECONOMY AG	6/20/22	BARC	3,000[1]	(1.000)[2]	(44)	(13)	(57)

CMBX-NA-AAA-9	9/17/58	CSFBI	5,045	(0.500)[3]	(10)	(174)	(184)

CMBX-NA-AAA-9	9/17/58	GSI	980	(0.500)[3]	(2)	(39)	(41)

CMBX-NA-AAA-9	9/17/58	JPM	5,300	(0.500)[3]	(11)	(194)	(205)

CMBX-NA-AAA-9	9/17/58	JPM	5,140	(0.500)[3]	(11)	(253)	(264)
Commerzbank
AG	6/20/21	BOANA	24,495	(1.000)[2]	(448)	(290)	(738)

CVS Health Corp.	12/20/21	BARC	3,220	(1.000)[2]	(76)	76	-

CVS Health Corp.	12/20/21	BOANA	15,000	(1.000)[2]	(355)	359	4
Deutsche Bank
AG	12/20/21	BARC	19,400	(1.000)[2]	(80)	(191)	(271)
Deutsche Bank
AG	12/20/22	JPMC	15,195	(1.000)[2]	22	68	90
Deutsche Bank
AG	12/20/22	JPMC	9,115	(1.000)[2]	13	48	61
Deutsche Bank
AG	12/20/22	JPMC	6,075	(1.000)[2]	9	28	37
Dominion Energy
Inc.	6/20/22	JPMC	7,470	(1.000)[2]	(188)	212	24
EI du Pont de
Nemours & Co.	12/20/20	JPMC	10,230	(1.000)[2]	(212)	132	(80)
Enel Investment
Holding BV	6/20/22	BNPSW	15,195[1]	(1.000)[2]	(455)	251	(204)

Exelon Corp.	6/20/22	JPMC	11,955	(1.000)[2]	(333)	326	(7)

Exelon Corp.	6/20/22	JPMC	7,470	(1.000)[2]	(208)	206	(2)
Federal Express
Corp.	12/20/18	GSCM	7,840	(1.000)[2]	(50)	16	(34)

Federative
Republic of Brazil	12/20/22	CITNA	13,100	(1.000)[2]	285	(413)	(128)
Federative
Republic of Brazil	12/20/22			(1.000)[2]

		GSI	20,268		441	(876)	(435)

Federative
Republic of Brazil	6/20/23	BNPSW	16,000	(1.000)[2]	508	(448)	60

Federative
Republic of Brazil	6/20/23	BOANA	12,300	(1.000)[2]	390	(393)	(3)

Federative
Republic of Brazil	6/20/23	JPMC	27,895	(1.000)[2]	885	(805)	80

Federative
Republic of Brazil	6/20/23	JPMC	12,000	(1.000)[2]	381	(377)	4

Federative
Republic of Brazil	12/20/25	BOANA	3,885	(1.000)[2]	292	(853)	(561)

Federative
Republic of Brazil	12/20/25	GSCM	2,485	(1.000)[2]	187	(509)	(322)

JPMorgan Chase
Bank N.A.	12/20/20	MSCS	25,000	(1.000)[2]	(480)	83	(397)
Lincoln National
Corp.	6/20/21	BARC	10,000	(1.000)[2]	(223)	(139)	(362)
Lincoln National
Corp.	6/20/21	BARC	1,555	(1.000)[2]	(35)	(27)	(62)
Lincoln National
Corp.	6/20/21	BARC	1,550	(1.000)[2]	(35)	27	(8)
Lincoln National
Corp.	12/20/21	BARC	3,165	(1.000)[2]	(71)	(6)	(77)

McDonald’s Corp.	6/20/22	GSI	12,325	(1.000)[2]	(393)	327	(66)
McKesson Corp.	3/20/19	JPMC	6,360	(1.000)[2]	(53)	41	(12)
McKesson Corp.	3/20/19	JPMC	6,360	(1.000)[2]	(53)	40	(13)
Republic of
Colombia	12/20/22	BOANA	7,000	(1.000)[2]	(23)	(44)	(67)
Republic of
Colombia	6/20/23	BNPSW	8,000	(1.000)[2]	19	(17)	2
Republic of
Colombia	6/20/23	GSI	3,000	(1.000)[2]	7	(8)	(1)

Republic of Korea	9/20/18	JPMC	2,000	(1.000)[2]	(7)	2	(5)
Republic of
Philippines	6/20/23	GSI	27,500	(1.000)[2]	(384)	335	(49)
Republic of
Turkey	12/20/19	GSCM	26,350	(1.000)[2]	(62)	(228)	(290)
Republic of
Turkey	6/20/23	BNPSW	13,370	(1.000)[2]	571	(611)	(40)
Republic of
Turkey	6/20/23	GSI	4,100	(1.000)[2]	175	(182)	(7)
Royal Bank of
Scotland plc	12/20/20	BNPSW	6,510	(1.000)[2]	(126)	29	(97)

Sempra Energy	6/20/22	JPMC	11,955	(1.000)[2]	(313)	316	3

Sempra Energy	6/20/22	JPMC	7,470	(1.000)[2]	(196)	203	7
Societe General
SA	12/20/21	JPMC	14,675	(1.000)[2]	(398)	66	(332)
Standard
Chartered Bank	12/20/21	JPMC	7,945	(1.000)[2]	(216)	(13)	(229)

State of Qatar	6/20/22	BOANA	1,360	(1.000)[2]	(17)	(14)	(31)

State of Qatar	6/20/22	CITNA	2,640	(1.000)[2]	(34)	(26)	(60)
UniCredit SpA	6/20/22	JPMC	6,100	(1.000)[2]	102	(377)	(275)
Walt Disney Co.	12/20/22	CITNA	6,150	(1.000)[2]	(207)	170	(37)
Walt Disney Co.	6/20/23	CITNA	15,420	(1.000)[2]	(530)	470	(60)
Walt Disney Co.	6/20/23	CITNA	9,250	(1.000)[2]	(318)	310	(8)
Walt Disney Co.	6/20/23	CITNA	6,170	(1.000)[2]	(212)	204	(8)
Wells Fargo & Co.	9/20/20	BOANA	9,700	(1.000)[2]	(165)	58	(107)
Total					(5,380)	(3,257)	(8,637)
							(7,212)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
3 Periodic premium received/paid monthly.
BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
CITNA—Citibank N.A.
CSFBI--Credit Suisse First Boston International.
GSCM--Goldman Sachs Bank USA.
GSI--Goldman Sachs International.
JPMC--JP Morgan Chase Bank.
MSCS--Morgan Stanley Capital Services LLC

Centrally Cleared Interest Rate Swaps
			Fixed
			Interest	Floating
			Rate	Interest			Unrealized
	Future	Notional	Received	Rate			Appreciation
Termination	Effective	Amount	(Paid)[2]	Received		Value	(Depreciation)
Date	Date	($000)	(%)	(Paid) (%)		($000)	($000)
6/20/19	6/20/18[1]	130,264	1.500	(0.000)	4	(1,415)	(141)
1/21/20	N/A	20,920	1.224	(1.897)	3	(450)	(450)
1/21/20	N/A	3,130	1.363	(1.898)	3	(60)	(60)
3/31/20	7/5/18[1]	421,071	2.623	(0.000)	4	(1,069)	(1,073)
4/15/20	N/A	14,650	1.345	(1.897)	3	(337)	(337)
6/15/20	N/A	2,050	0.931	(1.897)	3	(69)	(70)

6/22/20	6/20/18[1]	177,612	(1.750)	0.000	4	3,614	414
7/15/20	N/A	8,920	1.571	(1.897)	3	(194)	(194)
6/21/21	6/20/18[1]	21,560	(1.750)	0.000	4	698	81
6/20/22	6/20/18[1]	69,105	(1.750)	0.000	4	3,046	280
6/20/23	9/20/18[1]	22,129	(2.000)	0.000	4	971	156
2/28/25	6/29/18[1]	122,598	(2.895)	0.000	4	368	367
6/20/25	6/20/18[1]	148,378	(2.000)	0.000	4	9,186	847
11/16/43	6/29/18[1]	35,115	(3.064)	0.000	4	(326)	(327)
						13,963	(507)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.
4 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

Over-the-Counter Interest Rate Swaps
			Fixed	Floating
			Interest Rate	Interest Rate		Unrealized
		Notional	Received	Received		Appreciation
Termination		Amount	(Paid)	(Paid)		(Depreciation)
Date	Counterparty	($000)	(%)	(%)		($000)
8/15/18	BNPSW	1,330	0.715	(1.897)	1	-
4/25/19	WFC	1,171	2.756	(2.360)	2	6
4/27/20	GSCM	1,399	2.794	(2.360)	2	8
4/1/21	WFC	3,087	0.965	(1.887)	1	(65)
6/25/21	GSCM	3,950	3.143	(2.286)	2	10
11/25/22	BARC	8,095	2.758	(1.944)	2	26
9/25/29	GSCM	8,452	1.794	(1.900)	1	(350)
						(365)
BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
GSCM—Goldman Sachs Bank USA.
WFC—Wells Fargo Bank N.A.
Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid
1 quarterly.
Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid
2 quarterly.

Unrealized appreciation (depreciation) on open swap contracts is generally treated the same for financial reporting and tax purposes.

At April 30, 2018, counterparties had deposited in segregated accounts securities with a value of $4,671,000 and cash of $4,426,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,638,495	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,294,332	68,479
Corporate Bonds	—	18,773,663	5
Sovereign Bonds	—	1,899,321	—
Taxable Municipal Bonds	—	36,993	—
Convertible Preferred Stocks	—	—	—[1]
Temporary Cash Investments	441,194	97,640	—
Options on Futures Purchased	—	78	—
Liability for Options Written	(110)	(500)	—

Futures Contracts—Assets[2]	5,726	—	—
Futures Contracts—Liabilities[2]	(4,055)	—	—
Forward Currency Contracts—Assets	—	8,384	—
Forward Currency Contracts—Liabilities	—	(964)	—
Swap Contracts—Assets	130[2]	2,189	—
Swap Contracts—Liabilities	(914)[2]	(9,766)	—
Total	441,971	28,739,865	68,484
1 Market Value of Convertible Preferred Stocks based on Level 3 inputs.
2 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

G. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

H. At April 30, 2018, the cost of investment securities for tax purposes was $29,965,455,000. Net unrealized depreciation of investment securities for tax purposes was $715,255,000, consisting of unrealized gains of $57,516,000 on securities that had risen in value since their purchase and $772,771,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Ultra-Short-Term Bond Fund

Schedule of Investments (unaudited)
As of April 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.7%)
U.S. Government Securities (4.7%)
	United States Treasury Note/Bond	1.500%	12/31/18	15,000	14,937
	United States Treasury Note/Bond	1.125%	1/31/19	115,000	114,083
	United States Treasury Note/Bond	1.250%	4/30/19	50,000	49,492
1	United States Treasury Note/Bond	1.250%	5/31/19	400	395
1	United States Treasury Note/Bond	1.375%	7/31/19	200	197
	United States Treasury Note/Bond	1.500%	10/31/19	4,800	4,735
	United States Treasury Note/Bond	1.750%	11/30/19	200	198
	United States Treasury Note/Bond	1.875%	12/31/19	1,860	1,843
	United States Treasury Note/Bond	2.000%	1/31/20	1,090	1,082
	United States Treasury Note/Bond	2.250%	2/29/20	300	299
					187,261
Agency Bonds and Notes (0.9%)
2	Federal Home Loan Banks	1.250%	6/8/18	7,500	7,496
2	Federal Home Loan Banks	0.625%	8/7/18	190	189
2	Federal Home Loan Banks	0.875%	10/1/18	5,000	4,977
2	Federal Home Loan Banks	1.750%	12/14/18	7,500	7,483
2	Federal Home Loan Banks	1.375%	5/28/19	500	495
2	Federal Home Loan Banks	0.875%	8/5/19	6,000	5,885
2	Federal Home Loan Banks	2.125%	2/11/20	1,200	1,191
3	Federal Home Loan Mortgage Corp.	0.875%	7/19/19	300	295
3	Federal Home Loan Mortgage Corp.	1.375%	8/15/19	1,000	987
3	Federal Home Loan Mortgage Corp.	2.500%	4/23/20	200	200
1,3	Federal National Mortgage Assn.	1.125%	7/20/18	500	499
3	Federal National Mortgage Assn.	0.875%	8/2/19	3,350	3,286
	Private Export Funding Corp.	4.375%	3/15/19	1,000	1,018
2	Tennessee Valley Authority	2.250%	3/15/20	600	596
					34,597
Nonconventional Mortgage-Backed Securities (0.1%)
3,4,5Fannie Mae REMICS 2012-60E		2.297%	6/25/42	1,987	2,002
3,4,5Fannie Mae REMICS 2016-62		2.297%	9/25/46	1,082	1,091
3,4,5Fannie Mae REMICS 2016-93		2.247%	12/25/46	2,663	2,676
					5,769
Total U.S. Government and Agency Obligations (Cost $228,311)					227,627
Asset-Backed/Commercial Mortgage-Backed Securities (42.6%)
5	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	101	101
5	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	40	40
5	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	2,030	2,029
5	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	20	20
5	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	150	150
5	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	255	255
5	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	330	331
5	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	420	419

5	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	110	110
5	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	40	40
5	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	40	40
5	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	70	70
5	AmeriCredit Automobile Receivables Trust
	2016-4	1.340%	4/8/20	832	830
5	AmeriCredit Automobile Receivables Trust
	2016-4	1.530%	7/8/21	310	307
5	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	345	340
5	AmeriCredit Automobile Receivables Trust
	2017-1	1.510%	5/18/20	3,381	3,372
5	AmeriCredit Automobile Receivables Trust
	2017-2	1.650%	9/18/20	9,682	9,641
5	AmeriCredit Automobile Receivables Trust
	2017-3	1.690%	12/18/20	6,114	6,090
5	AmeriCredit Automobile Receivables Trust
	2017-4	1.830%	5/18/21	33,000	32,843
5	AmeriCredit Automobile Receivables Trust
	2017-4	2.040%	7/18/22	11,850	11,664
5,6	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	178	177
5,6	ARI Fleet Lease Trust 2017-A	1.910%	4/15/26	8,628	8,565
5,6	ARL Second LLC 2014-1A	2.920%	6/15/44	245	240
5,6	Avis Budget Rental Car Funding AESOP LLC
	2013-1A	1.920%	9/20/19	125	125
5,6	Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	8,555	8,561
5	BMW Vehicle Lease Trust 2016-2	1.230%	1/22/19	457	457
5	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	7,650	7,564
5,7	Brazos Higher Education Authority Inc. Series
	2011-1	2.744%	2/25/30	155	156
4,5	Cabela's Credit Card Master Note Trust 2016-
	1	2.747%	6/15/22	2,780	2,799
5,6	California Republic Auto Receivables Trust
	2015-4	2.040%	1/15/20	166	166
5,6	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	81	81
5	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	796	794
5	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	240	237
5	California Republic Auto Receivables Trust
	2017-1	1.550%	11/15/19	2,495	2,493
5,6	Canadian Pacer Auto Receivable Trust A
	Series 2017	1.772%	12/19/19	6,982	6,957
5,6	Canadian Pacer Auto Receivable Trust A
	Series 2017	2.050%	3/19/21	5,920	5,836
5	Capital Auto Receivables Asset Trust 2014-3	3.940%	4/20/23	500	503
5	Capital Auto Receivables Asset Trust 2015-1	2.100%	1/21/20	3,900	3,893
5	Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	107	107
5	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	111	111
5	Capital Auto Receivables Asset Trust 2016-1	1.980%	10/20/20	1,500	1,493
5	Capital Auto Receivables Asset Trust 2016-2	1.460%	6/22/20	1,380	1,375

5	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	70	69
5	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	40	40
5,6	Capital Auto Receivables Asset Trust 2017-1	2.020%	8/20/21	6,670	6,589
5,6	Capital Auto Receivables Asset Trust 2018-1	2.790%	1/20/22	25,000	24,951
5	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	73	72
5	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	95	95
5	CarMax Auto Owner Trust 2016-1	1.610%	11/16/20	754	749
5	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	5,000	4,942
5	CarMax Auto Owner Trust 2018-1	2.230%	5/17/21	11,300	11,248
5,6	Chesapeake Funding II LLC 2016-1A	2.110%	3/15/28	499	497
5,6	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	1,438	1,431
5,6	Chesapeake Funding II LLC 2017-3A	1.910%	8/15/29	19,306	19,096
5,6	Chesapeake Funding II LLC 2017-4A	2.120%	11/15/29	18,000	17,779
5,6	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	12,500	12,478
5,6	Chesapeake Funding II LLC 2018-2A	1.990%	5/15/29	7,418	7,335
5,6	Chrysler Capital Auto Receivables Trust 2014-
	BA	3.440%	8/16/21	800	803
5,6	Chrysler Capital Auto Receivables Trust 2015-
	BA	1.910%	3/16/20	216	216
5,6	Chrysler Capital Auto Receivables Trust 2015-
	BA	3.260%	4/15/21	500	501
5,6	Chrysler Capital Auto Receivables Trust 2016-
	AA	1.960%	1/18/22	1,110	1,104
5,6	Chrysler Capital Auto Receivables Trust 2016-
	AA	2.880%	2/15/22	70	70
5,6	Chrysler Capital Auto Receivables Trust 2016-
	AA	4.220%	2/15/23	570	576
5,6	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.360%	1/15/20	388	388
5,6	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.640%	7/15/21	40	40
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	891	893
4,5,6Colony American Homes 2015-1A		3.097%	7/17/32	198	198
5	COMM 2013-CCRE10 Mortgage Trust	1.278%	8/10/46	56	56
5	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	1,000	1,001
5	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/46	19	19
5	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	633	634
5	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	91	91
5	COMM 2014-CCRE16 Mortgage Trust	1.445%	4/10/47	17	17
5	COMM 2014-CCRE18 Mortgage Trust	1.442%	7/15/47	71	71
5	COMM 2014-CCRE21 Mortgage Trust	1.494%	12/10/47	201	200
5	COMM 2015-CCRE25 Mortgage Trust	1.737%	8/10/48	244	240
5,6	Daimler Truck Retail Trust 2018-1	2.850%	7/15/21	16,670	16,659
5,6	Dell Equipment Finance Trust 2016-1	1.650%	7/22/21	1,573	1,570
5,6	Dell Equipment Finance Trust 2017-1	1.860%	6/24/19	2,358	2,352
5,6	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	10,170	10,124
5,6	DLL Securitization Trust Series 2017-A	1.890%	7/15/20	12,000	11,937
5,6	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	56	56
5,6	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	42	42
5,6	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	145	147
5,6	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	5,895	5,909
5,6	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	201	202
5,6	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	10,388	10,411
5,6	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	2,200	2,244
5,6	Drive Auto Receivables Trust 2016-C	2.370%	11/16/20	709	708
5,6	Drive Auto Receivables Trust 2016-C	3.020%	11/15/21	7,500	7,507

5,6	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	1,240	1,256
5	Drive Auto Receivables Trust 2017-1	1.860%	3/16/20	643	643
5	Drive Auto Receivables Trust 2017-1	2.360%	3/15/21	28,500	28,435
5	Drive Auto Receivables Trust 2017-3	1.650%	8/15/19	4,170	4,168
5	Drive Auto Receivables Trust 2017-3	2.300%	5/17/21	10,620	10,579
5	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	7,120	7,074
5,6	Drive Auto Receivables Trust 2017-BA	2.200%	5/15/20	5,806	5,801
5	Drive Auto Receivables Trust 2018-1	2.420%	1/15/21	33,000	32,965
5,6	Enterprise Fleet Financing LLC Series 2015-2	1.590%	2/22/21	98	98
5,6	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	1,690	1,685
5,6	Enterprise Fleet Financing LLC Series 2016-1	1.830%	9/20/21	398	397
5,6	Enterprise Fleet Financing LLC Series 2016-2	1.740%	2/22/22	1,694	1,682
5,6	Enterprise Fleet Financing LLC Series 2017-1	2.130%	7/20/22	2,477	2,459
5,6	Enterprise Fleet Financing LLC Series 2017-2	1.970%	1/20/23	8,750	8,680
5,6	Enterprise Fleet Financing LLC Series 2017-3	2.130%	5/22/23	12,000	11,869
5,6	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	15,000	14,964
4,5,6Evergreen Credit Card Trust Series 2017-1		2.157%	10/15/21	9,000	9,000
3,4,5Fannie Mae Connecticut Avenue Securities
	2016-C04	3.347%	1/25/29	185	187
3,4,5Fannie Mae Connecticut Avenue Securities
	2016-C05	3.247%	1/25/29	408	410
5,6	Flagship Credit Auto Trust 2016-4	1.470%	3/16/20	825	825
5,6	Flagship Credit Auto Trust 2017-1	1.930%	12/15/21	5,100	5,084
5,6	Flagship Credit Auto Trust 2017-1	2.830%	3/15/23	3,000	2,989
5,6	Flagship Credit Auto Trust 2017-4	2.070%	4/15/22	16,207	16,081
5,6	Flagship Credit Auto Trust 2018-1	2.590%	6/15/22	23,281	23,201
5	Ford Credit Auto Lease Trust 2016-A	1.850%	7/15/19	500	500
5	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	9,210	9,115
5,6	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	9,200	9,163
5,6	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	800	797
5,6	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	1,700	1,688
5	Ford Credit Auto Owner Trust 2016-B	1.520%	8/15/21	700	687
5	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	160	157
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	827	825
5	Ford Credit Floorplan Master Owner Trust A
	Series 2016-3	1.550%	7/15/21	3,520	3,468
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	4.097%	10/25/28	199	201
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.997%	12/25/28	16	16
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	3.897%	12/25/28	250	253
3,5,6Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	3.746%	2/25/48	1,520	1,517
5,6	FRS I LLC 2013-1A	1.800%	4/15/43	17	16
5,6	FRS I LLC 2013-1A	3.080%	4/15/43	1,726	1,704
5	GM Financial Automobile Leasing Trust 2015-
	2	2.420%	7/22/19	167	167
5	GM Financial Automobile Leasing Trust 2015-
	2	2.990%	7/22/19	120	120
5	GM Financial Automobile Leasing Trust 2015-
	3	1.690%	3/20/19	366	366
5	GM Financial Automobile Leasing Trust 2015-
	3	2.320%	11/20/19	50	50
5	GM Financial Automobile Leasing Trust 2015-
	3	2.980%	11/20/19	120	120

5	GM Financial Automobile Leasing Trust 2015-
	3	3.480%	8/20/20	2,144	2,147
5	GM Financial Automobile Leasing Trust 2016-
	1	1.790%	3/20/20	150	150
5	GM Financial Automobile Leasing Trust 2016-
	2	2.580%	3/20/20	240	239
5	GM Financial Automobile Leasing Trust 2016-
	3	1.350%	2/20/19	887	887
5	GM Financial Automobile Leasing Trust 2017-
	1	2.260%	8/20/20	1,800	1,786
5	GM Financial Automobile Leasing Trust 2017-
	2	2.020%	9/21/20	16,250	16,082
5	GM Financial Automobile Leasing Trust 2017-
	3	1.720%	1/21/20	4,603	4,577
5	GM Financial Automobile Leasing Trust 2017-
	3	2.010%	11/20/20	730	722
5	GM Financial Automobile Leasing Trust 2017-
	3	2.120%	9/20/21	660	650
5	GM Financial Automobile Leasing Trust 2017-
	3	2.400%	9/20/21	1,150	1,131
5	GM Financial Automobile Leasing Trust 2017-
	3	2.730%	9/20/21	450	444
5	GM Financial Automobile Leasing Trust 2018-
	1	2.610%	1/20/21	18,500	18,405
5,6	GM Financial Consumer Automobile 2017-3A	1.970%	5/16/22	10,500	10,324
5,6	GMF Floorplan Owner Revolving Trust 2015-1	1.650%	5/15/20	450	450
5,6	GMF Floorplan Owner Revolving Trust 2015-1	1.970%	5/15/20	820	820
5,6	GMF Floorplan Owner Revolving Trust 2016-1	2.410%	5/17/21	300	298
4,5,6GMF Floorplan Owner Revolving Trust 2016-1		2.747%	5/17/21	592	596
5,6	GMF Floorplan Owner Revolving Trust 2016-1	2.850%	5/17/21	220	217
5,6	GMF Floorplan Owner Revolving Trust 2018-1	3.060%	3/15/22	3,250	3,249
5,6	GMF Floorplan Owner Revolving Trust 2018-1	3.250%	3/15/22	3,000	2,999
5,6	GMF Floorplan Owner Revolving Trust 2018-1	3.500%	3/15/22	4,624	4,623
5,6	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	7,740	7,594
5,6,7Gosforth Funding 2016-1A plc		2.539%	2/15/58	601	603
5,6,7Gosforth Funding 2017-1A plc		2.648%	12/19/59	15,467	15,482
5,6	GreatAmerica Leasing Receivables Funding
	LLC Series 2017-1	1.720%	4/22/19	2,652	2,647
5,6	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.350%	5/15/20	30,000	29,888
5	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	391	391
5	GS Mortgage Securities Trust 2014-GC22	1.290%	6/10/47	18	17
5	Harley-Davidson Motorcycle Trust 2015-2	1.300%	3/16/20	299	298
4,5,6Hertz Fleet Lease Funding LP 2016-1		2.997%	4/10/30	1,568	1,569
5,6,8Hertz Fleet Lease Funding LP 2018-1		3.230%	5/10/32	7,900	7,899
5,6	Hertz Vehicle Financing II LP 2015-1A	2.730%	3/25/21	34,664	34,306
5,6	Hertz Vehicle Financing II LP 2015-2A	2.020%	9/25/19	2,135	2,129
5,6	Hertz Vehicle Financing II LP 2016-1A	2.320%	3/25/20	2,100	2,089
5,6	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	420	416
5,6	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	3,707	3,700
6,7	Holmes Master Issuer plc 2018-1	2.708%	10/15/54	12,600	12,595
5	Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	800	798
5	Honda Auto Receivables 2015-3 Owner Trust	1.270%	4/18/19	125	125
5,6	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	166	166
5,6	Hyundai Auto Lease Securitization Trust
	2016-C	1.300%	3/15/19	1,093	1,092

5,6	Hyundai Auto Lease Securitization Trust
	2017-A	2.130%	4/15/21	7,600	7,535
5,6	Hyundai Auto Lease Securitization Trust
	2017-B	1.970%	7/15/20	24,000	23,790
5,6	Hyundai Auto Lease Securitization Trust
	2017-C	1.890%	3/16/20	17,000	16,899
5,6	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	11,200	11,087
5,6	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	15,655	15,608
5,6	Hyundai Floorplan Master Owner Trust Series
	2016-1A	1.810%	3/15/21	320	318
7	Illinois Student Assistance Commission Series
	2010-1	3.410%	4/25/22	11	11
4,5,6Invitation Homes 2015-SFR2 Trust		3.246%	6/17/32	97	97
5	John Deere Owner Trust 2015-B	1.440%	10/15/19	445	444
5	John Deere Owner Trust 2016-B	1.490%	5/15/23	130	128
5,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	4	4
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	1.268%	7/15/47	69	69
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	72	72
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	260	261
5,6,8Kubota Credit Owner Trust 2018-1A		2.800%	2/16/21	24,250	24,248
5,6,7Lanark Master Issuer plc 2018-1A		2.236%	12/22/69	6,400	6,396
5,6	Laurel Road Prime Student Loan Trust 2017-
	C	1.870%	11/25/42	12,960	12,910
5,6	Master Credit Card Trust II Series 2017-1A	2.260%	7/21/21	7,900	7,810
5	Mercedes-Benz Auto Lease Trust 2016-B	1.150%	1/15/19	146	146
5	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	20,000	19,939
5	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	9,900	9,829
5,6	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	24	24
5,6	MMAF Equipment Finance LLC 2017-A	1.730%	5/18/20	2,836	2,826
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	599	599
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	1.313%	10/15/46	5	5
5	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	1.551%	8/15/47	24	24
4,5,6Motor plc 2017 1A		2.427%	9/25/24	12,940	12,914
4,5	Navient Student Loan Trust 2015-3	2.217%	7/25/30	127	127
4,5,6Navient Student Loan Trust 2016-2		2.647%	6/25/65	155	155
4,5,6Navient Student Loan Trust 2016-3		2.497%	6/25/65	149	149
4,5,6Navient Student Loan Trust 2016-6A		2.377%	3/25/66	3,545	3,550
4,5,6Navient Student Loan Trust 2017-3A		2.197%	7/26/66	6,980	6,984
4,5,6Navient Student Loan Trust 2017-4A		2.137%	9/27/66	11,544	11,547
4,5,6Navient Student Loan Trust 2017-A		2.297%	12/16/58	3,676	3,680
5,6	Navient Student Loan Trust 2018-A	2.530%	2/18/42	41,530	41,312
4,5,6Navistar Financial Dealer Note Master Trust II
	2016-1A	3.247%	9/27/21	1,480	1,486
4,5,6Navistar Financial Dealer Note Master Trust II
	2017-1A	2.677%	6/27/22	1,600	1,607
4	New Mexico Educational Assistance
	Foundation 2013-1	2.583%	1/2/25	79	79

5,6	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	1,850	1,848
5	Nissan Auto Lease Trust 2016-A	1.650%	10/15/21	1,060	1,057
5	Nissan Auto Lease Trust 2016-B	1.500%	7/15/19	2,220	2,213
5	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	1,530	1,515
5	Nissan Auto Lease Trust 2017-B	1.830%	12/16/19	35,406	35,186
5	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	12,250	12,124
5	Nissan Auto Receivables 2016-B Owner Trust	1.320%	1/15/21	487	482
4,5,6Pepper Residential Securities Trust 2017A-
	A1UA	2.997%	3/10/58	3,163	3,167
4,5,6Pepper Residential Securities Trust 2018A-
	A1UA	2.844%	3/12/47	23,431	23,459
4,5,6Pepper Residential Securities Trust 2019A-
	A1U1	2.244%	10/12/18	11,200	11,190
4,5,6Pepper Residential Securities Trust 2020A-
	A1U1	2.443%	3/16/19	3,580	3,557
4,5,6PFS Financing Corp. 2017-AA		2.477%	3/15/21	20,750	20,777
4,5,6PFS Financing Corp. 2017-C		2.367%	10/15/21	12,100	12,128
4,5,6Resimac Premier Series 2016-1A		3.287%	10/10/47	2,111	2,123
4,5,6Resimac Premier Series 2017-1A		2.847%	9/11/48	21,745	21,771
	Royal Bank of Canada	2.200%	9/23/19	855	847
5	Santander Drive Auto Receivables Trust
	2014-4	2.600%	11/16/20	633	633
5	Santander Drive Auto Receivables Trust
	2015-1	2.570%	4/15/21	987	987
5	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	33	33
5	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	400	400
5	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	159	159
5	Santander Drive Auto Receivables Trust
	2016-2	1.560%	5/15/20	152	152
5	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	170	170
5	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	110	110
5	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	540	538
5	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	5,440	5,405
5	Santander Drive Auto Receivables Trust
	2017-1	1.490%	2/18/20	1,816	1,815
5	Santander Drive Auto Receivables Trust
	2017-1	1.770%	9/15/20	2,740	2,735
5	Santander Drive Auto Receivables Trust
	2017-2	1.600%	3/16/20	9,067	9,059
5	Santander Drive Auto Receivables Trust
	2017-2	2.210%	10/15/21	11,000	10,939
5	Santander Drive Auto Receivables Trust
	2017-3	1.670%	6/15/20	7,914	7,897
5	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	9,280	9,224
5	Santander Drive Auto Receivables Trust
	2017-3	2.190%	3/15/22	15,000	14,805
5	Santander Drive Auto Receivables Trust
	2018-1	2.100%	11/16/20	17,000	16,937

5	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	9,700	9,633
5	Santander Drive Auto Receivables Trust
	2018-1	2.630%	7/15/22	12,500	12,349
5	Santander Drive Auto Receivables Trust
	2018-2	3.030%	9/15/22	22,000	21,950
5,6	Santander Retail Auto Lease Trust 2017-A	2.020%	3/20/20	28,000	27,847
5,6	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	12,600	12,562
5,6	Securitized Term Auto Receivables Trust
	2017-1A	1.510%	4/25/19	3,003	2,998
5,6	Securitized Term Auto Receivables Trust
	2017-2A	1.775%	1/27/20	11,738	11,679
5,6	Securitized Term Auto Receivables Trust
	2017-2A	2.040%	4/26/21	6,430	6,305
5,6,8Securitized Term Auto Receivables Trust
	2018-1A	2.807%	12/29/20	25,000	25,000
5,6	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	27	28
5,6	SLM Private Education Loan Trust 2012-B	3.480%	10/15/30	1,360	1,362
4,5,6SLM Private Education Loan Trust 2013-A		2.947%	5/17/27	626	628
5,6	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	68	68
4,5,6SLM Private Education Loan Trust 2013-C		3.297%	10/15/31	5,193	5,231
7	SLM Student Loan Trust 2005-5	2.460%	4/25/25	16	16
5	SMART ABS Series 2016-2US Trust	1.450%	8/14/19	3,101	3,106
4,6	SMB Private Education Loan Trust 2016-C	2.447%	11/15/23	1,717	1,718
4,6	SMB Private Education Loan Trust 2017-A	2.347%	6/17/24	2,127	2,128
4,6	SMB Private Education Loan Trust 2018-A	1.930%	3/16/26	40,000	40,000
5,6	SoFi Professional Loan Program 2016-B LLC	1.680%	3/25/31	133	133
5,6	SoFi Professional Loan Program 2016-C LLC	1.480%	5/26/31	452	450
5,6	SoFi Professional Loan Program 2016-D LLC	1.530%	4/25/33	1,860	1,851
5,6	SoFi Professional Loan Program 2016-E LLC	1.630%	1/25/36	1,056	1,049
5,6	SoFi Professional Loan Program 2017-A LLC	1.550%	3/26/40	2,282	2,263
5,6	SoFi Professional Loan Program 2017-B LLC	1.830%	5/25/40	4,450	4,418
5,6	SoFi Professional Loan Program 2017-C LLC	1.750%	7/25/40	4,313	4,277
5,6	SoFi Professional Loan Program 2017-D LLC	1.720%	9/25/40	6,402	6,360
5,6	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	11,742	11,595
5,6	SoFi Professional Loan Program 2017-F LLC	2.050%	1/25/41	7,682	7,619
5,6	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	7,916	7,864
5,6	SoFi Professional Loan Program 2018-B LLC	2.640%	8/25/47	39,618	39,460
5	Synchrony Credit Card Master Note Trust
	2015-3	1.740%	9/15/21	2,750	2,742
5	Synchrony Credit Card Master Note Trust
	2015-3	1.940%	9/15/21	9,209	9,188
5	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	1,180	1,176
5	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	4,640	4,565
5	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	3,190	3,144
5,6	TCF Auto Receivables Owner Trust 2016-PT1	1.930%	6/15/22	21,410	21,201
5,6	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	4,340	4,323
5,6	Tesla Auto Lease Trust 2018-A	2.750%	2/20/20	320	318
5,6	Tesla Auto Lease Trust 2018-A	2.970%	4/20/20	260	258
5,6	Tesla Auto Lease Trust 2018-A	3.300%	5/20/20	290	288
5,6	Tesla Auto Lease Trust 2018-A	4.940%	3/22/21	350	348
5,6,8Tidewater Auto Receivables Trust 2018-AA		3.120%	7/15/22	4,290	4,290
6	Toronto-Dominion Bank	1.950%	4/2/20	15,081	14,778
5,6	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	883	870

5	USAA Auto Owner Trust 2015-1	1.540%	11/16/20	98	98
5,6	Verizon Owner Trust 2017-1A	2.060%	9/20/21	8,500	8,403
5,6	Verizon Owner Trust 2017-2A	1.920%	12/20/21	35,000	34,492
5,6	Verizon Owner Trust 2017-3	2.060%	4/20/22	7,500	7,379
5,6	Verizon Owner Trust 2018-1	2.820%	9/20/22	17,500	17,432
5,6	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	160	158
5,6	Volvo Financial Equipment LLC Series 2017-
	1A	1.920%	3/15/21	6,000	5,938
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	1.676%	7/15/46	92	92
6	Westpac Banking Corp.	1.375%	5/30/18	6,500	6,498
5	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	28	28
5	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	97	97
5,6	Wheels SPV 2 LLC 2016-1A	1.590%	5/20/25	748	744
5,6	Wheels SPV 2 LLC 2017-1A	1.880%	4/20/26	19,300	19,109
5,6	Wheels SPV LLC	1.810%	4/22/24	189	188
5	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	406	403
5	World Omni Auto Receivables Trust 2016-B	1.100%	1/15/20	1,054	1,053
5	World Omni Automobile Lease Securitization
	Trust 2017-A	2.320%	8/15/22	1,530	1,512
5	World Omni Automobile Lease Securitization
	Trust 2018-A	2.590%	11/16/20	35,000	34,931
5	World Omni Automobile Lease Securitization
	Trust 2018-A	2.830%	7/15/21	13,950	13,901
5	World Omni Automobile Lease Securitization
	Trust 2018-A	2.940%	5/15/23	4,350	4,334
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,706,630)					1,698,138
Corporate Bonds (30.8%)
Finance (8.9%)
	Banking (8.5%)
	American Express Credit Corp.	1.800%	7/31/18	645	644
	American Express Credit Corp.	1.700%	10/30/19	2,000	1,966
6	Australia & New Zealand Banking Group Ltd.	2.250%	12/19/19	6,605	6,539
	Bank of America Corp.	2.600%	1/15/19	4,035	4,036
	Bank of America Corp.	2.650%	4/1/19	750	750
	Bank of Nova Scotia	1.650%	6/14/19	200	197
	Bank of Nova Scotia	2.228%	12/11/19	13,130	12,973
6	Banque Federative du Credit Mutuel SA	2.000%	4/12/19	9,020	8,953
	Branch Banking & Trust Co.	2.100%	1/15/20	8,500	8,370
	Capital One Bank USA NA	2.150%	11/21/18	300	299
	Capital One NA	2.350%	8/17/18	2,090	2,089
	Citigroup Inc.	1.750%	5/1/18	3,000	3,000
	Citigroup Inc.	2.500%	9/26/18	1,500	1,500
	Citigroup Inc.	2.050%	12/7/18	1,500	1,496
	Citigroup Inc.	2.550%	4/8/19	625	625
6	Commonwealth Bank of Australia	4.650%	6/15/18	9,200	9,223
	Commonwealth Bank of Australia	1.750%	11/2/18	4,200	4,184
	Commonwealth Bank of Australia	2.250%	3/13/19	5,650	5,631
	Cooperatieve Rabobank UA	2.250%	1/14/19	14,500	14,464
6	Danske Bank A/S	1.650%	9/6/19	1,500	1,474
	Discover Bank	2.600%	11/13/18	4,400	4,398
	Fifth Third Bancorp	4.500%	6/1/18	529	530
	Goldman Sachs Group Inc.	2.900%	7/19/18	11,355	11,373
	Goldman Sachs Group Inc.	2.625%	1/31/19	748	748

	Goldman Sachs Group Inc.	2.300%	12/13/19	2,755	2,723
	Huntington Bancshares Inc.	2.600%	8/2/18	1,043	1,043
	Huntington National Bank	2.200%	11/6/18	1,300	1,297
6	ING Bank NV	2.050%	8/17/18	1,610	1,607
6	ING Bank NV	2.300%	3/22/19	2,380	2,368
7	Intesa Sanpaolo SPA	2.983%	7/17/19	17,000	17,010
	JPMorgan Chase & Co.	1.625%	5/15/18	3,500	3,499
	JPMorgan Chase & Co.	6.300%	4/23/19	3,000	3,104
	KeyBank NA	1.600%	8/22/19	1,800	1,771
	Lloyds Bank plc	2.300%	11/27/18	4,250	4,245
	Mizuho Bank Ltd.	2.340%	12/4/19	9,720	9,606
	Morgan Stanley	2.500%	1/24/19	7,322	7,314
	Morgan Stanley	2.450%	2/1/19	27,213	27,184
6	MUFG Bank Ltd.	2.700%	9/9/18	1,000	1,000
	MUFG Union Bank NA	2.250%	5/6/19	35,590	35,346
	National Australia Bank Ltd.	1.875%	7/23/18	760	759
	National Australia Bank Ltd.	2.250%	1/10/20	8,000	7,891
	National Bank of Canada	2.100%	12/14/18	2,100	2,095
	PNC Bank NA	1.700%	12/7/18	4,000	3,987
	PNC Bank NA	1.450%	7/29/19	2,600	2,557
	Royal Bank of Canada	1.800%	7/30/18	2,395	2,392
	Royal Bank of Canada	2.150%	3/15/19	6,936	6,902
	Royal Bank of Canada	1.500%	7/29/19	2,500	2,459
	Santander Holdings USA Inc.	2.700%	5/24/19	1,214	1,211
6	Skandinaviska Enskilda Banken AB	2.375%	11/20/18	2,800	2,797
6	Skandinaviska Enskilda Banken AB	2.375%	3/25/19	720	719
	State Street Corp.	1.350%	5/15/18	350	350
	Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	1,700	1,698
	Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	6,000	5,910
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	6,675	6,609
	Svenska Handelsbanken AB	2.500%	1/25/19	6,860	6,851
	Svenska Handelsbanken AB	2.250%	6/17/19	5,000	4,969
6	Swedbank AB	2.375%	2/27/19	1,061	1,058
	Synchrony Financial	2.600%	1/15/19	9,325	9,307
	Toronto-Dominion Bank	2.625%	9/10/18	1,100	1,101
6,7	UBS AG	2.355%	12/7/18	14,000	14,014
	Wells Fargo & Co.	2.150%	1/15/19	11,000	10,968
	Wells Fargo Bank NA	1.750%	5/24/19	1,600	1,585
	Wells Fargo Bank NA	2.150%	12/6/19	470	465
	Westpac Banking Corp.	2.250%	1/17/19	7,244	7,217
	Westpac Banking Corp.	1.650%	5/13/19	6,500	6,419
	Westpac Banking Corp.	1.600%	8/19/19	3,000	2,951

	Insurance (0.4%)
	Aetna Inc.	1.700%	6/7/18	1,700	1,699
6	AIA GROUP Ltd.	2.250%	3/11/19	1,430	1,421
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	8,305	8,302
6	Metropolitan Life Global Funding I	1.350%	9/14/18	1,361	1,356
6	Pricoa Global Funding I	1.900%	9/21/18	1,735	1,730
6	Reliance Standard Life Global Funding II	2.150%	10/15/18	1,560	1,556

	Real Estate Investment Trusts (0.0%)
	HCP Inc.	3.750%	2/1/19	165	166
					356,050
Industrial (18.2%)
	Basic Industry (1.5%)
6	Air Liquide Finance SA	1.375%	9/27/19	4,000	3,915

	Dow Chemical Co.	5.700%	5/15/18	5,735	5,741
	Dow Chemical Co.	8.550%	5/15/19	3,555	3,759
	Ecolab Inc.	2.000%	1/14/19	1,875	1,865
	LyondellBasell Industries NV	5.000%	4/15/19	11,350	11,519
	Nutrien Ltd.	6.750%	1/15/19	15,544	15,958
	RPM International Inc.	6.125%	10/15/19	2,314	2,411
	WestRock RKT Co.	4.450%	3/1/19	15,930	16,109

	Capital Goods (1.4%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	1,400	1,464
	Caterpillar Financial Services Corp.	7.150%	2/15/19	510	527
	Fortive Corp.	1.800%	6/15/19	1,600	1,580
	General Electric Co.	6.000%	8/7/19	13,977	14,479
	General Electric Co.	4.375%	9/16/20	20,000	20,529
	Parker-Hannifin Corp.	5.500%	5/15/18	11,524	11,538
	Parker-Hannifin Corp.	6.550%	7/15/18	1,905	1,920
6	Siemens Financieringsmaatschappij NV	1.300%	9/13/19	2,500	2,448

	Communication (2.0%)
	America Movil SAB de CV	5.000%	10/16/19	25,042	25,697
	AT&T Inc.	5.150%	2/14/50	17,000	17,191
	Deutsche Telekom International Finance BV	6.750%	8/20/18	3,500	3,542
	Discovery Communications LLC	2.200%	9/20/19	9,000	8,887
	Moody's Corp.	2.750%	7/15/19	3,000	2,994
	Orange SA	2.750%	2/6/19	800	800
	Orange SA	1.625%	11/3/19	2,200	2,156
	S&P Global Inc.	2.500%	8/15/18	1,800	1,799
	Telefonos de Mexico SAB de CV	5.500%	11/15/19	6,000	6,216
	Time Warner Cable LLC	6.750%	7/1/18	8,000	8,059

	Consumer Cyclical (3.7%)
6	Alimentation Couche-Tard Inc.	2.350%	12/13/19	16,000	15,771
	American Honda Finance Corp.	1.700%	2/22/19	5,988	5,945
6	BMW US Capital LLC	1.500%	4/11/19	800	792
6	BMW US Capital LLC	1.450%	9/13/19	3,000	2,945
	Ford Motor Credit Co. LLC	5.000%	5/15/18	300	300
	General Motors Co.	3.500%	10/2/18	1,592	1,598
7	General Motors Financial Co. Inc.	4.408%	1/15/19	882	892
	General Motors Financial Co. Inc.	2.400%	5/9/19	7,000	6,961
7	General Motors Financial Co. Inc.	3.250%	5/9/19	7,010	7,082
6	Harley-Davidson Financial Services Inc.	2.250%	1/15/19	9,550	9,527
6	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	8,825	8,737
6	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	8,000	7,845
6	Harley-Davidson Funding Corp.	6.800%	6/15/18	4,684	4,708
6	Hyundai Capital America	2.875%	8/9/18	4,250	4,247
	Marriott International Inc.	6.750%	5/15/18	3,775	3,781
	Marriott International Inc.	3.000%	3/1/19	12,450	12,461
6	Nissan Motor Acceptance Corp.	2.650%	9/26/18	4,729	4,729
6	Nissan Motor Acceptance Corp.	2.350%	3/4/19	6,791	6,766
6	Nissan Motor Acceptance Corp.	2.000%	3/8/19	5,850	5,812
6	Nissan Motor Acceptance Corp.	1.550%	9/13/19	12,500	12,259
6,7	Nissan Motor Acceptance Corp.	2.609%	9/13/19	3,578	3,587
6	Volkswagen Group of America Finance LLC	1.650%	5/22/18	7,940	7,935
6	Volkswagen Group of America Finance LLC	2.125%	5/23/19	1,500	1,489
	Walgreen Co.	5.250%	1/15/19	3,914	3,972
7	Western Union Co.	2.704%	5/22/19	8,000	8,016

Consumer Noncyclical (3.0%)
Abbott Laboratories	2.350%	11/22/19	1,574	1,560
AbbVie Inc.	1.800%	5/14/18	7,064	7,063
AbbVie Inc.	2.000%	11/6/18	800	799
Altria Group Inc.	9.700%	11/10/18	6,821	7,065
Amgen Inc.	6.150%	6/1/18	944	947
Anheuser-Busch InBev Worldwide Inc.	2.200%	8/1/18	1,125	1,125
Baxalta Inc.	2.000%	6/22/18	5,250	5,247
7 Campbell Soup Co.	2.645%	3/16/20	15,000	15,032
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	1,222	1,220
Constellation Brands Inc.	3.875%	11/15/19	5,000	5,059
CVS Health Corp.	1.900%	7/20/18	2,800	2,797
CVS Health Corp.	3.125%	3/9/20	12,000	11,972
Express Scripts Holding Co.	2.250%	6/15/19	9,500	9,413
Gilead Sciences Inc.	1.850%	9/4/18	500	499
Hershey Co.	1.600%	8/21/18	1,100	1,096
Kraft Foods Group Inc.	6.125%	8/23/18	8,000	8,087
Mylan Inc.	2.550%	3/28/19	1,081	1,075
Newell Brands Inc.	2.600%	3/29/19	977	973
Philip Morris International Inc.	5.650%	5/16/18	7,000	7,009
Reynolds American Inc.	2.300%	6/12/18	7,600	7,599
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	2,200	2,161
The Kroger Co.	2.300%	1/15/19	15,255	15,198
7 Tyson Foods Inc.	2.434%	5/30/19	7,000	7,013

Energy (3.0%)
Anadarko Petroleum Corp.	8.700%	3/15/19	8,550	8,967
Anadarko Petroleum Corp.	6.950%	6/15/19	2,475	2,575
BP Capital Markets plc	1.375%	5/10/18	8,000	7,999
BP Capital Markets plc	2.241%	9/26/18	2,900	2,902
BP Capital Markets plc	4.750%	3/10/19	24,350	24,757
Cenovus Energy Inc.	5.700%	10/15/19	8,000	8,240
Enterprise Products Operating LLC	1.650%	5/7/18	700	700
EOG Resources Inc.	5.625%	6/1/19	15,450	15,875
EQT Corp.	8.125%	6/1/19	5,500	5,788
Husky Energy Inc.	7.250%	12/15/19	16,000	16,999
Marathon Oil Corp.	2.700%	6/1/20	8,000	7,879
6 Schlumberger Holdings Corp.	2.350%	12/21/18	10,000	9,972
Shell International Finance BV	1.375%	9/12/19	3,000	2,943
Valero Energy Corp.	9.375%	3/15/19	4,200	4,431

Technology (3.1%)
Amphenol Corp.	2.550%	1/30/19	17,027	17,006
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.375%	1/15/20	5,000	4,930
CA Inc.	2.875%	8/15/18	7,220	7,217
DXC Technology Co.	2.875%	3/27/20	6,000	5,954
Fidelity National Information Services Inc.	2.850%	10/15/18	16,966	16,969
Hewlett Packard Enterprise Co.	2.850%	10/5/18	8,405	8,417
KLA-Tencor Corp.	3.375%	11/1/19	2,415	2,421
NetApp Inc.	2.000%	9/27/19	15,455	15,234
7 QUALCOMM Inc.	2.245%	5/20/19	15,000	15,029
Total System Services Inc.	2.375%	6/1/18	9,117	9,114
Tyco Electronics Group SA	2.375%	12/17/18	15,787	15,776
Tyco Electronics Group SA	2.350%	8/1/19	4,457	4,417
Verisk Analytics Inc.	4.875%	1/15/19	2,536	2,565

Transportation (0.5%)
5 Burlington Northern and Santa Fe Railway Co.
1999-2 Pass Through Trust	7.570%	1/2/21	819	852
Canadian National Railway Co.	5.550%	3/1/19	5,000	5,111
5 Continental Airlines 2001-1 Class A-1 Pass
Through Trust	6.703%	6/15/21	2,320	2,494
5 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	1,134	1,193
5 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	4,125	4,219
5 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	2,083	2,106
5 US Airways 2012-1 Class B Pass Through
Trust	8.000%	10/1/19	2,123	2,229
				724,549
Utilities (3.7%)
Electric (3.7%)
Arizona Public Service Co.	2.200%	1/15/20	1,100	1,085
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	900	922
Consumers Energy Co.	5.650%	9/15/18	2,221	2,245
Consumers Energy Co.	6.125%	3/15/19	125	129
Dominion Energy Inc.	1.875%	1/15/19	1,045	1,037
Dominion Energy Inc.	5.200%	8/15/19	130	134
Duke Energy Carolinas LLC	7.000%	11/15/18	723	741
Duke Energy Corp.	6.250%	6/15/18	642	645
Duke Energy Florida LLC	5.650%	6/15/18	50	50
Duke Energy Ohio Inc.	5.450%	4/1/19	305	313
Duke Energy Progress LLC	5.300%	1/15/19	500	509
6 EDP Finance BV	4.125%	1/15/20	1,384	1,400
Emera US Finance LP	2.150%	6/15/19	3,000	2,971
Entergy Louisiana LLC	6.500%	9/1/18	580	587
Exelon Generation Co. LLC	2.950%	1/15/20	3,500	3,487
7 Florida Power & Light Co.	2.069%	11/6/20	8,300	8,297
Georgia Power Co.	1.950%	12/1/18	10,275	10,240
Georgia Power Co.	4.250%	12/1/19	5,500	5,620
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	7,464	7,741
Nevada Power Co.	7.125%	3/15/19	24,848	25,740
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	12,407	12,565
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,400	1,388
Pacific Gas & Electric Co.	3.500%	10/1/20	500	501
PacifiCorp	5.650%	7/15/18	9,975	10,037
PPL Capital Funding Inc.	1.900%	6/1/18	8,000	7,996
South Carolina Electric & Gas Co.	5.250%	11/1/18	6,633	6,710
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,968	2,004
Southern Co.	1.550%	7/1/18	1,210	1,208
Tampa Electric Co.	6.100%	5/15/18	9,120	9,132
WEC Energy Group Inc.	1.650%	6/15/18	17,000	16,985
Wisconsin Electric Power Co.	1.700%	6/15/18	5,000	4,997

Natural Gas (0.0%)
Atmos Energy Corp.	8.500%	3/15/19	1,280	1,341
				148,757
Total Corporate Bonds (Cost $1,235,099)				1,229,356
Sovereign Bonds (6.1%)
Abu Dhabi National Energy Co. PJSC	6.250%	9/16/19	7,375	7,652

	AK Transneft OJSC Via TransCapitalInvest
	Ltd.	8.700%	8/7/18	15,200	15,359
	Banco Nacional de Desenvolvimento
	Economico e Social	6.369%	6/16/18	7,220	7,242
	Caixa Economica Federal	4.250%	5/13/19	6,000	6,045
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,000	4,070
	Corp. Nacional del Cobre de Chile	7.500%	1/15/19	2,200	2,263
6	Corp. Nacional del Cobre de Chile	7.500%	1/15/19	8,310	8,543
	Ecopetrol SA	7.625%	7/23/19	15,000	15,824
	Export-Import Bank of India	3.875%	10/2/19	4,800	4,829
	Export-Import Bank of Korea	2.250%	1/21/20	6,640	6,523
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	7,000	6,990
6	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	1,500	1,573
	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	2,050	2,025
	ICBCIL Finance Co. Ltd.	2.125%	9/29/19	2,670	2,615
	KazMunayGas National Co. JSC	9.125%	7/2/18	5,300	5,340
7	Korea Development Bank	2.852%	9/19/20	10,325	10,338
7	Korea Development Bank	2.621%	3/12/21	10,000	9,988
	Majapahit Holding BV	8.000%	8/7/19	8,279	8,794
	North American Development Bank	2.300%	10/10/18	300	299
	Ooredoo Tamweel Ltd.	3.039%	12/3/18	7,300	7,294
	Petroleos Mexicanos	8.000%	5/3/19	17,653	18,462
	Petronal Capital Ltd.	5.250%	8/12/19	3,309	3,396
	Petronas Capital Ltd.	5.250%	8/12/19	20,000	20,527
	Republic of Colombia	7.375%	3/18/19	17,000	17,648
	Republic of Croatia	6.750%	11/5/19	6,000	6,294
	Republic of Hungary	6.250%	1/29/20	422	443
	Republic of Poland	6.375%	7/15/19	1,000	1,043
	Republic of Serbia	5.875%	12/3/18	17,000	17,228
	Republic of Slovenia	4.125%	2/18/19	5,000	5,047
	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	15,000	14,949
	State of Qatar	5.250%	1/20/20	5,000	5,152
Total Sovereign Bonds (Cost $244,751)					243,795
Taxable Municipal Bonds (0.1%)
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	56	56
	San Jose California Redevelopment Agency
	Successor Agency Tax Allocation	1.898%	8/1/18	2,424	2,423
Total Taxable Municipal Bonds (Cost $2,481)					2,479
				Shares
Temporary Cash Investments (16.0%)
Money Market Fund (8.6%)
9	Vanguard Market Liquidity Fund	1.886%		3,426,101	342,610

				Face
				Amount
				($000)
Certificates of Deposit (1.2%)
	Cooperatieve Rabobank UA	1.980%	10/25/19	12,735	12,558
	Royal Bank of Canada (New York Branch)	1.610%	9/19/18	17,000	16,942
	Westpac Banking Corp. (New York Branch)	1.600%	9/19/18	17,000	16,942
					46,442
Commercial Paper (6.2%)
6,10 CNH Industrial Capital LLC		2.779%	6/5/18	5,600	5,586

6,10 CNH Industrial Capital LLC		2.779%	6/6/18	800	798
10	CNH Industrial Capital LLC	3.023%	7/9/18	6,400	6,363
10	CNH Industrial Capital LLC	3.023%	7/10/18	1,600	1,591
6,10 Enbridge US Inc.		3.074%	7/9/18	20,000	19,882
6,10 Energy Transfer LP		3.003%	6/12/18	20,000	19,930
10	Engie SA	1.937%	11/8/18	2,390	2,363
6,10 Eni Finance USA Inc.		2.490%	2/1/19	19,000	18,583
6,10 ERP Operating LP		2.339%	10/1/18	34,000	33,661
6,10 Ford Motor Credit Co. LLC		2.010%	8/20/18	4,000	3,970
10	Ford Motor Credit Co. LLC	2.041%	11/5/18	7,000	6,903
	JP Morgan Securities LLC	1.730%	10/1/18	12,000	11,879
6,10 JP Morgan Securities LLC		2.344%	1/28/19	6,500	6,372
10	Schlumberger Holdings Corp.	1.957%	6/18/18	20,000	19,930
6,10 Sempra Global		2.687%	7/12/18	20,000	19,893
6,10 Suncor Energy Inc.		1.980%	5/4/18	17,000	16,998
6,10 Suncor Energy Inc.		2.668%	7/10/18	4,000	3,979
6,10 UBS AG		1.812%	10/12/18	12,000	11,864
10	UBS AG	2.270%	1/11/19	7,000	6,877
6,10 Vodafone Group plc		1.770%	9/4/18	8,000	7,948
6,10 Vodafone Group plc		1.812%	9/25/18	8,000	7,938
6,10 Walgreens Boots Alliance Inc.		2.179%	6/18/18	12,000	11,963
6,10 Walgreens Boots Alliance Inc.		2.220%	7/9/18	2,000	1,991
					247,262
Total Temporary Cash Investments (Cost $636,804)					636,314
Total Investments (101.3%) (Cost $4,054,076)					4,037,709
Other Assets and Liabilities-Net (-1.3%)					(50,125)
Net Assets (100%)					3,987,584

1 Securities with a value of $883,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $1,518,370,000, representing 38.1% of net assets.
7 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
8 Security value determined using significant unobservable inputs.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
10 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At April 30,
2018, the aggregate value of these securities was $235,383,000, representing 5.9% of net assets.
REMICS—Real Estate Mortgage Investment Conduits.

Ultra-Short-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2018	2,030	430,455	(473)
Short Futures Contracts
5-Year U.S. Treasury Note	June 2018	(351)	(39,841)	236
Ultra 10-Year U.S. Treasury Note	June 2018	(3)	(384)	1
10-Year U.S. Treasury Note	June 2018	(2)	(239)	1
				238
				(235)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
	Termination		Amount	(Paid)	Value	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	12/20/21	GSI	5,000	1.000[1]	94	(30)	64

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
GSI--Goldman Sachs International.

Unrealized appreciation (depreciation) on open swap contracts is generally treated the same for financial reporting and tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system

Ultra-Short-Term Bond Fund

(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	227,627	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,636,701	61,437
Corporate Bonds	—	1,229,356	—
Sovereign Bonds	—	243,795	—
Taxable Municipal Bonds	—	2,479	—
Temporary Cash Investments	342,610	293,704	—
Futures Contracts—Assets[1]	3	—	—
Futures Contracts—Liabilities[1]	(61)	—	—
Swap Contracts—Assets	—	64	—
Total	342,552	3,633,726	61,437
1 Represents variation margin on the last day of the reporting period.

Ultra-Short-Term Bond Fund

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended April 30, 2018. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Asset-Backed/Commercial
Mortgage-Backed
Securities
Amount Valued Based on Level 3 Inputs	($000)
Balance as of January 31, 2018	6,400
Purchases	61,437
Transfers into Level 3	—
Transfers out of Level 3	(6,400)¹
Balance as of April 30, 2018	61,437
Transfers out of Level 3 are because observable market data became available for these securities.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of April 30, 2018:

Security Type	Fair Value	Valuation	Unobservable	Price Range
	($000)	Technique	Input
Asset-	61,437	Market Approach	Recent Purchase	$99.984-
Backed/Commercial			Price	$100.000
Mortgage-Backed
Securities

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Ultra-Short-Term Bond Fund

imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap

Ultra-Short-Term Bond Fund

contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

F. At April 30, 2018, the cost of investment securities for tax purposes was $4,054,218,000. Net unrealized depreciation of investment securities for tax purposes was $16,509,000, consisting of unrealized gains of $475,000 on securities that had risen in value since their purchase and $16,984,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Real Estate II Index Fund

Schedule of Investments (unaudited)
As of April 30, 2018

		Market
		Value
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (97.7%)
Diversified REITs (6.2%)
WP Carey Inc.	710,714	45,379
VEREIT Inc.	6,472,413	44,013
Liberty Property Trust	978,983	40,941
STORE Capital Corp.	1,135,597	28,651
Forest City Realty Trust Inc. Class A	1,415,391	28,393
Spirit Realty Capital Inc.	3,033,654	24,421
Gramercy Property Trust	1,036,217	24,351
Colony NorthStar Inc. Class A	3,452,915	21,097
PS Business Parks Inc.	135,585	15,630
Empire State Realty Trust Inc.	890,820	15,518
Washington REIT	515,423	14,803
Lexington Realty Trust	1,438,179	11,563
Alexander & Baldwin Inc.	399,120	9,140
Select Income REIT	445,505	8,447
Global Net Lease Inc.	446,913	8,317
American Assets Trust Inc.	234,377	7,868
Investors Real Estate Trust	800,566	4,267
* iStar Inc.	420,189	4,261
Armada Hoffler Properties Inc.	298,040	4,044
Gladstone Commercial Corp.	183,580	3,183
One Liberty Properties Inc.	92,844	2,206
		366,493
Health Care REITs (9.6%)
Welltower Inc.	2,454,739	131,181
Ventas Inc.	2,366,018	121,661
HCP Inc.	3,114,999	72,766
^ Omega Healthcare Investors Inc.	1,311,998	34,086
Healthcare Trust of America Inc. Class A	1,345,798	33,631
Medical Properties Trust Inc.	2,419,285	30,918
Senior Housing Properties Trust	1,579,204	24,588
Healthcare Realty Trust Inc.	824,850	22,956
Sabra Health Care REIT Inc.	1,174,687	21,508
National Health Investors Inc.	273,997	18,706
Physicians Realty Trust	1,184,314	17,694
* Quality Care Properties Inc.	622,373	13,674
LTC Properties Inc.	262,503	9,489
CareTrust REIT Inc.	503,755	6,655
Universal Health Realty Income Trust	86,211	5,167
New Senior Investment Group Inc.	545,339	4,701
Community Healthcare Trust Inc.	63,926	1,630
MedEquities Realty Trust Inc.	87,974	896
		571,907
Hotel & Resort REITs (6.3%)
Host Hotels & Resorts Inc.	4,913,850	96,115
Park Hotels & Resorts Inc.	1,194,943	34,390
Hospitality Properties Trust	1,092,283	27,176
Apple Hospitality REIT Inc.	1,407,761	25,326
RLJ Lodging Trust	1,160,235	24,098

Ryman Hospitality Properties Inc.	306,138	23,995
Sunstone Hotel Investors Inc.	1,494,710	23,317
LaSalle Hotel Properties	749,632	22,167
Pebblebrook Hotel Trust	457,017	15,991
DiamondRock Hospitality Co.	1,328,477	14,680
Xenia Hotels & Resorts Inc.	709,310	14,605
MGM Growth Properties LLC Class A	463,641	12,968
Chesapeake Lodging Trust	399,250	11,794
Summit Hotel Properties Inc.	692,437	10,026
Chatham Lodging Trust	301,047	5,735
Hersha Hospitality Trust Class A	276,484	5,192
Ashford Hospitality Trust Inc.	647,537	4,455
* Braemar Hotels & Resorts Inc.	169,523	1,763
		373,793
Industrial REITs (7.3%)
Prologis Inc.	3,536,983	229,586
Duke Realty Corp.	2,365,283	64,099
DCT Industrial Trust Inc.	618,623	40,563
First Industrial Realty Trust Inc.	796,179	24,769
EastGroup Properties Inc.	228,109	20,480
STAG Industrial Inc.	618,228	15,190
Rexford Industrial Realty Inc.	493,020	15,062
Terreno Realty Corp.	354,297	13,162
Monmouth Real Estate Investment Corp.	450,442	7,040
		429,951
Office REITs (11.9%)
Boston Properties Inc.	1,025,897	124,554
Alexandria Real Estate Equities Inc.	628,723	78,320
Vornado Realty Trust	1,134,433	77,176
SL Green Realty Corp.	654,967	64,017
Kilroy Realty Corp.	653,942	46,868
Douglas Emmett Inc.	1,047,667	39,047
Hudson Pacific Properties Inc.	1,034,620	34,008
Highwoods Properties Inc.	685,917	30,194
* Equity Commonwealth	824,571	25,553
Cousins Properties Inc.	2,787,935	24,785
JBG SMITH Properties	627,704	23,143
Paramount Group Inc.	1,351,951	19,401
Corporate Office Properties Trust	684,891	18,841
Brandywine Realty Trust	1,163,899	18,750
Piedmont Office Realty Trust Inc. Class A	962,454	17,247
Columbia Property Trust Inc.	800,541	17,100
Mack-Cali Realty Corp.	567,352	9,741
Government Properties Income Trust	647,132	8,083
Tier REIT Inc.	317,721	6,040
Easterly Government Properties Inc.	273,297	5,633
Franklin Street Properties Corp.	676,735	5,265
NorthStar Realty Europe Corp.	348,573	5,054
*,^ New York REIT Inc.	111,620	2,413
City Office REIT Inc.	103,442	1,177
		702,410
Residential REITs (14.8%)
Equity Residential	2,440,031	150,574
AvalonBay Communities Inc.	917,858	149,611
Essex Property Trust Inc.	438,683	105,148
Mid-America Apartment Communities Inc.	755,020	69,054
UDR Inc.	1,778,942	64,309

Camden Property Trust	615,844	52,593
Sun Communities Inc.	526,059	49,371
Equity LifeStyle Properties Inc.	551,831	49,201
Invitation Homes Inc.	2,069,372	47,885
Apartment Investment & Management Co.	1,043,161	42,352
American Campus Communities Inc.	906,609	35,458
American Homes 4 Rent Class A	1,626,381	32,853
Education Realty Trust Inc.	493,920	16,255
Independence Realty Trust Inc.	547,612	5,148
Front Yard Residential Corp.	336,692	3,306
NexPoint Residential Trust Inc.	118,806	3,183
Preferred Apartment Communities Inc. Class A	115,429	1,698
UMH Properties Inc.	108,146	1,463
		879,462
Retail REITs (16.4%)
Simon Property Group Inc.	2,065,992	322,997
Realty Income Corp.	1,845,270	93,205
GGP Inc.	3,960,855	79,177
Regency Centers Corp.	1,017,394	59,874
Federal Realty Investment Trust	481,142	55,740
Macerich Co.	795,257	45,823
Kimco Realty Corp.	2,824,160	40,979
National Retail Properties Inc.	1,000,587	38,062
Brixmor Property Group Inc.	2,023,817	30,135
Taubman Centers Inc.	402,864	22,552
Weingarten Realty Investors	810,064	22,252
Retail Properties of America Inc.	1,521,384	17,557
Urban Edge Properties	756,413	15,559
DDR Corp.	2,073,316	15,031
^ Tanger Factory Outlet Centers Inc.	627,883	13,782
Acadia Realty Trust	555,336	13,106
Retail Opportunity Investments Corp.	727,889	12,520
Agree Realty Corp.	191,792	9,375
Kite Realty Group Trust	555,490	8,177
Washington Prime Group Inc.	1,229,279	7,953
Ramco-Gershenson Properties Trust	526,819	6,295
Alexander's Inc.	15,256	6,001
Seritage Growth Properties Class A	168,675	6,000
Getty Realty Corp.	222,920	5,584
^ CBL & Associates Properties Inc.	1,130,759	4,727
^ Pennsylvania REIT	462,696	4,479
Urstadt Biddle Properties Inc. Class A	221,535	4,402
Saul Centers Inc.	87,018	4,164
Whitestone REIT	255,370	2,771
Cedar Realty Trust Inc.	606,165	2,358
		970,637
Specialized REITs (25.2%)
Equinix Inc.	518,766	218,291
Public Storage	1,040,900	210,033
American Tower Corp.	1,325,954	180,807
Digital Realty Trust Inc.	1,364,519	144,216
Crown Castle International Corp.	1,261,756	127,273
Weyerhaeuser Co.	2,343,700	86,201
Extra Space Storage Inc.	837,037	74,990
Iron Mountain Inc.	1,768,266	60,015
* SBA Communications Corp. Class A	368,107	58,982
Gaming and Leisure Properties Inc.	1,342,012	45,991

CubeSmart		1,199,136	35,302
CyrusOne Inc.		575,389	30,835
Life Storage Inc.		309,012	27,329
EPR Properties		489,263	26,919
CoreSite Realty Corp.		227,128	23,644
GEO Group Inc.		824,522	18,552
Lamar Advertising Co. Class A		260,855	16,619
CoreCivic Inc.		785,289	15,831
VICI Properties Inc.		841,800	15,304
Rayonier Inc.		401,778	14,942
QTS Realty Trust Inc. Class A		327,709	11,598
PotlatchDeltic Corp.		187,130	9,703
^ Uniti Group Inc.		525,684	9,473
Four Corners Property Trust Inc.		406,264	9,206
National Storage Affiliates Trust		327,995	8,633
Outfront Media Inc.		432,304	8,106
InfraREIT Inc.		137,337	2,927
CatchMark Timber Trust Inc. Class A		149,434	1,949
^ Farmland Partners Inc.		100,646	767
			1,494,438
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,179,841)			5,789,091
Real Estate Management & Development (2.0%)
Diversified Real Estate Activities (0.1%)
* St. Joe Co.		145,961	2,518
* Five Point Holdings LLC Class A		172,705	2,297
* Tejon Ranch Co.		68,183	1,659
RMR Group Inc. Class A		18,727	1,393
			7,867
Real Estate Development (0.3%)
* Howard Hughes Corp.		126,943	17,175
* Forestar Group Inc.		32,486	708
			17,883
Real Estate Operating Companies (0.1%)
Kennedy-Wilson Holdings Inc.		422,087	7,999
* FRP Holdings Inc.		21,413	1,231
			9,230
Real Estate Services (1.5%)
* CBRE Group Inc. Class A		945,390	42,836
Jones Lang LaSalle Inc.		141,028	23,906
Realogy Holdings Corp.		430,382	10,678
HFF Inc. Class A		119,638	4,204
RE/MAX Holdings Inc. Class A		54,690	2,961
* Marcus & Millichap Inc.		53,634	1,832
*,^ Altisource Portfolio Solutions SA		40,108	1,098
			87,515
Total Real Estate Management & Development (Cost $123,815)			122,495
Total Common Stock (Cost $6,303,656)			5,911,586
	Coupon
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1,2 Vanguard Market Liquidity Fund (Cost $8,861)	1.886%	88,616	8,861
Total Investments (99.9%) (Cost $6,312,517)			5,920,447
Other Assets and Liabilities-Net (0.1%)2			6,376
Net Assets (100%)			5,926,823

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,364,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $8,861,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At April 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At April 30, 2018, the cost of investment securities for tax purposes was $6,312,517,000. Net unrealized depreciation of investment securities for tax purposes was $392,070,000, consisting of unrealized gains of $145,800,000 on securities that had risen in value since their purchase and $537,870,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: June 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: June 14, 2018

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: June 14, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.